REGISTRATION STATEMENT NO. 333-70657
                                                                       811-08225
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4

                         POST-EFFECTIVE AMENDMENT NO. 10
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       AND

                             AMENDMENT NO. 25 TO THE
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 --------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ----------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                 One Cityplace, Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

|_|   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|N/A| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                   TRAVELERS VINTAGE XTRA ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth and Income Portfolio -- Class B(1)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth-Income Fund -- Class 2 Shares
DELAWARE VIP TRUST
   Delaware VIP REIT Series -- Standard Class
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund -- Class II Shares
   Mutual Shares Securities Fund -- Class 2 Shares
   Templeton Developing Markets Securities Fund -- Class 2 Shares
   Templeton Foreign Securities Fund -- Class 2 Shares
   Templeton Growth Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Appreciation Portfolio
   Equity Index Portfolio -- Class II Shares
   Fundamental Value Portfolio
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service Shares(2)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
   Mid-Cap Value Portfolio
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund -- Class III(3)
   Mercury Value Opportunities V.I. Fund -- Class III(4)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Investors Fund -- Class I
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value Multiple Discipline Portfolio -- Global All Cap Growth and Value Multiple Discipline Portfolio -- Large Cap Growth and Value
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio
   Large Cap Portfolio
   Managed Allocation Series: Aggressive Portfolio
   Managed Allocation Series: Conservative Portfolio
   Managed Allocation Series: Moderate Portfolio
   Managed Allocation Series: Moderate-Aggressive Portfolio
   Managed Allocation Series: Moderate-Conservative Portfolio
   Mercury Large Cap Core Portfolio(5)
   MFS Mid Cap Growth Portfolio
   MFS Value Portfolio
   Mondrian International Stock Portfolio(6)
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio
   SB Adjustable Rate Income Portfolio Smith Barney Class
   Smith Barney Aggressive Growth Portfolio
   Smith Barney High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Smith Barney Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio
   Strategic Equity Portfolio
   Travelers Managed Income Portfolio
   Van Kampen Enterprise Portfolio
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service Class
   Mid Cap Portfolio -- Service Class 2

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(1)   Formerly Growth and Income Portfolio -- Class B
(2)   Formerly Aggressive Growth Portfolio -- Service Shares
(3)   Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III
(4)   Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III
(5)   Formerly Merrill Lynch Large Cap Core Portfolio
(6)   Formerly Lazard International Stock Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.................................................................      3
Summary..................................................................      5
Fee Table................................................................      9
Condensed Financial Information..........................................     18
The Annuity Contract.....................................................     18
   Contract Owner Inquiries..............................................     19
   Purchase Payments.....................................................     19
   Purchase Payment Credits..............................................     19
   Accumulation Units....................................................     20
   The Variable Funding Options..........................................     20
Fixed Account............................................................     27
Charges and Deductions...................................................     27
   General...............................................................     27
   Withdrawal Charge.....................................................     28
   Free Withdrawal Allowance.............................................     29
   Transfer Charge.......................................................     29
   Administrative Charges................................................     29
   Mortality and Expense Risk Charge.....................................     29
   Variable Liquidity Benefit Charge.....................................     29
   Enhanced Stepped-Up Provision Charge..................................     30
   Guaranteed Minimum Withdrawal Benefit Charge..........................     30
   Variable Funding Option Expenses......................................     30
   Premium Tax...........................................................     30
   Changes in Taxes Based upon Premium or Value..........................     30
Transfers................................................................     30
   Dollar Cost Averaging.................................................     32
Access to Your Money.....................................................     33
   Guaranteed Minimum Withdrawal Benefit ................................     33
   Systematic Withdrawals................................................     38
Ownership Provisions.....................................................     39
   Types of Ownership....................................................     39
     Contract Owner......................................................     39
     Beneficiary.........................................................     39
     Annuitant...........................................................     39
Death Benefit............................................................     40
   Death Proceeds before the Maturity Date...............................     40
   Enhanced Stepped-up Provision.........................................     41
   Payment of Proceeds...................................................     41
   Spousal Contract Continuance..........................................     43
   Beneficiary Contract Continuance......................................     43
   Planned Death Benefit.................................................     44
   Death Proceeds after the Maturity Date................................     44
The Annuity Period.......................................................     44
   Maturity Date.........................................................     44
   Allocation of Annuity.................................................     45
   Variable Annuity......................................................     45
   Fixed Annuity.........................................................     45
Payment Options..........................................................     45
   Election of Options...................................................     45
   Annuity Options.......................................................     46
   Variable Liquidity Benefit............................................     46
Miscellaneous Contract Provisions........................................     47
   Right to Return.......................................................     47
   Termination...........................................................     47
   Required Reports......................................................     47
   Suspension of Payments................................................     47
The Separate Accounts....................................................     47
   Performance Information...............................................     48
Federal Tax Considerations...............................................     48
   General Taxation of Annuities.........................................     49
   Types of Contracts: Qualified and Non-qualified.......................     49
   Qualified Annuity Contracts...........................................     49
   Taxation of Qualified Annuity Contracts...............................     49
   Mandatory Distributions for Qualified Plans...........................     49
   Non-qualified Annuity Contracts.......................................     50
   Diversification Requirements for Variable Annuities...................     50
   Ownership of the Investments..........................................     51
   Taxation of Death Benefit Proceeds....................................     51
   Other Tax Considerations..............................................     51
   Treatment of Charges for Optional Benefits............................     51
   Penalty Tax for Premature Distribution................................     51
   Puerto Rico Tax Considerations........................................     51
   Non-Resident Aliens...................................................     52
Other Information........................................................     52
   The Insurance Companies...............................................     52
   Financial Statements..................................................     52
   Distribution of Variable Annuity Contracts............................     52
   Conformity with State and Federal Laws................................     54
   Voting Rights.........................................................     54
   Restrictions on Financial Transactions................................     54
   Legal Proceedings and Opinions........................................     55
Appendix A: Condensed Financial Information for The Travelers Fund
   BD III for Variable Annuities.........................................    A-1
Appendix B:  Condensed Financial Information for The Travelers Fund
   BD IV for Variable Annuities..........................................    B-1
Appendix C: The Fixed Account............................................    C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement.....    D-1
Appendix E: Contents of the Statement of Additional Information..........    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                         TRAVELERS VINTAGE XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding OptionS and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.................................................   8%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED
      PURCHASE PAYMENT CREDITS WITHDRAWN)

      TRANSFER CHARGE................................................... $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE.................................   8%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY
      PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE
      THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET
      INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................  $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

                      YEARS SINCE PURCHASE                     WITHDRAWAL
                          PAYMENT MADE                           CHARGE
          -------------------------------------------          ----------
           GREATER THAN OR EQUAL TO     BUT LESS THAN
                     0 years                4 years                 8%
                     4 years                5 years                 7%
                     5 years                6 years                 6%
                     6 years                7 years                 5%
                     7 years                8 years                 3%
                     8 years                9 years                 1%
                     9 years+                                       0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

                      YEARS SINCE INITIAL                     WITHDRAWAL
                       PURCHASE PAYMENT                         CHARGE
          ------------------------------------------          ----------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years               4 years                 8%
                     4 years               5 years                 7%
                     5 years               6 years                 6%
                     6 years               7 years                 5%
                     7 years               8 years                 3%
                     8 years               9 years                 1%
                     9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                STANDARD DEATH    ENHANCED DEATH
                                                   BENEFIT           BENEFIT
                                                --------------    --------------
Mortality and Expense Risk Charge............       1.25%             1.45%
Administrative Expense Charge................       0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED..............       1.40%             1.60%
Optional E.S.P. Charge.......................       0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED.......................       1.60%             1.80%
Optional GMWB I Charge.......................       0.40%(5)          0.40%(5)
Optional GMWB II Charge......................       0.50%(5)          0.50%(5)
Optional GMWB III Charge.....................       0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED.......................       1.80%             2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED......................       1.90%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED.....................       1.65%             1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED.................       2.00%             2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED................       2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED...............       1.85%             2.05%

----------
(5)   THE MAXIMUM CHARGE FOR GMWB I AND GMWB II IS 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM      MAXIMUM
                                                            -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.        0.41%        1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
Capital Appreciation Fund .....           0.70%            --           0.08%          0.78%            --             --(1),(35)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+ .           0.61%            --           0.30%          0.91%            --           0.91%(2)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B* .................           0.55%          0.25%          0.03%          0.83%            --           0.83%(3)
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+ ................           0.75%          0.25%          0.05%          1.05%            --           1.05%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares* ..........           0.61%          0.25%          0.04%          0.90%            --             --(35)
   Growth Fund -- Class 2
     Shares* ..................           0.35%          0.25%          0.01%          0.61%            --           0.61%
   Growth-Income Fund --
     Class 2 Shares* ..........           0.29%          0.25%          0.02%          0.56%            --             --(35)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ...........           0.74%            --           0.10%          0.84%            --           0.84%(4)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities
     Fund -- Class II Shares* .           0.47%          0.25%          0.02%          0.74%            --           0.74%(8)
   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*+ .........           0.48%          0.25%          0.29%          1.02%          0.03%          0.99%(5)
   Mutual Shares Securities
     Fund -- Class 2 Shares* ..           0.60%          0.25%          0.15%          1.00%            --           1.00%(6)
   Templeton Developing
     Markets Securities
     Fund -- Class 2 Shares* ..           1.25%          0.25%          0.29%          1.79%            --           1.79%
   Templeton Foreign
     Securities Fund --
     Class 2 Shares* ..........           0.68%          0.25%          0.19%          1.12%          0.05%          1.07%(7)
   Templeton Growth
     Securities Fund --
     Class 2 Shares* ..........           0.79%          0.25%          0.07%          1.11%            --           1.11%(8)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio .....           0.73%            --           0.02%          0.75%            --           0.75%(9)
   Diversified Strategic
     Income Portfolio+ ........           0.65%            --           0.11%          0.76%            --           0.76%
   Equity Index Portfolio --
     Class II Shares* .........           0.31%          0.25%          0.03%          0.59%            --           0.59%
   Fundamental Value Portfolio.           0.75%            --           0.02%          0.77%            --           0.77%(10)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares* ..........           0.64%          0.25%          0.01%          0.90%            --           0.90%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio* ...........           0.75%          0.25%          0.37%          1.37%            --           1.37%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            0.50%            --           0.39%          0.89%            --           0.89%
   Mid-Cap Value Portfolio ....           0.75%            --           0.42%          1.17%            --           1.17%

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
FAM VARIABLE SERIES FUNDS, INC
   Mercury Global Allocation
     V.I. Fund -- Class III* ..           0.65%          0.25%          0.11%          1.01%            --           1.01%
   Mercury Value
     Opportunities V.I.
     Fund -- Class III* .......           0.75%          0.25%          0.07%          1.07%            --           1.07%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ....           0.25%          0.15%          0.25%          0.65%            --           0.65%(12)
   Total Return Portfolio --
     Administrative Class* ....           0.25%          0.15%          0.25%          0.65%            --           0.65%(12)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+            0.70%          0.25%          0.38%          1.33%            --           1.33%(13)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+ .................           0.75%          0.25%          0.19%          1.19%            --           1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares* .           0.77%          0.25%          0.10%          1.12%            --           1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I+ ...           0.81%            --           0.08%          0.89%            --           0.89%(14)
   Investors Fund -- Class I ..           0.68%            --           0.09%          0.77%            --           0.77%(15)
   Small Cap Growth Fund --
     Class I+ .................           0.75%            --           0.28%          1.03%            --           1.03%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+ ......           0.73%            --           0.15%          0.88%            --           0.88%(16)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+ ........           0.75%            --           0.19%          0.94%            --           0.94%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value* ........           0.75%          0.25%          0.07%          1.07%            --             --(17),(35)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value* ....           0.75%          0.25%          0.08%          1.08%            --             --(17),(35)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value* ....           0.75%          0.25%          0.28%          1.28%            --             --(17),(35)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value* ........           0.75%          0.25%          0.36%          1.36%            --             --(17),(35)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio ....           0.73%            --           0.11%          0.84%            --             --(18),(35)
   Large Cap Portfolio ........           0.75%            --           0.11%          0.86%            --           0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio .....           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Conservative Portfolio ...           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Moderate Portfolio .......           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio ................           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio ................           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Mercury Large Cap Core
     Portfolio ................           0.79%            --           0.16%          0.95%            --             --(20),(35)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
   MFS Mid Cap Growth
     Portfolio ................           0.75%            --           0.13%          0.88%            --             --(21),(35)
   MFS Value Portfolio ........           0.72%            --           0.39%          1.11%            --             --(22),(35)
   Mondrian International
     Stock Portfolio ..........           0.72%            --           0.19%          0.91%            --             --(23),(35)
   Pioneer Fund Portfolio .....           0.75%            --           0.37%          1.12%            --             --(24),(35)
   Pioneer Mid Cap Value
     Portfolio ................           0.75%            --           0.43%          1.18%          0.18%          1.00%(25)
   Style Focus Series: Small
     Cap Growth Portfolio .....           0.85%            --           0.43%          1.28%          0.18%          1.10%(26)
   Style Focus Series: Small
     Cap Value Portfolio ......           0.83%            --           0.43%          1.26%          0.16%          1.10%(27)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio ................           0.80%            --           0.05%          0.85%            --           0.85%
   MFS Total Return Portfolio .           0.77%            --           0.02%          0.79%            --           0.79%(28)
   Pioneer Strategic Income
     Portfolio ................           0.75%            --           0.15%          0.90%            --           0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class* ...................           0.60%          0.25%          0.46%          1.31%            --           1.31%
   Smith Barney Aggressive
     Growth Portfolio .........           0.80%            --           0.02%          0.82%            --           0.82%(29)
   Smith Barney High Income
     Portfolio ................           0.60%            --           0.06%          0.66%            --           0.66%
   Smith Barney International
     All Cap Growth Portfolio+            0.88%            --           0.13%          1.01%            --           1.01%(30)
   Smith Barney Large Cap
     Value Portfolio+ .........           0.63%            --           0.05%          0.68%            --           0.68%(31)
   Smith Barney Large
     Capitalization Growth
     Portfolio ................           0.75%            --           0.03%          0.78%            --           0.78%(32)
   Smith Barney Mid Cap Core
     Portfolio ................           0.75%            --           0.08%          0.83%            --           0.83%
   Smith Barney Money Market
     Portfolio ................           0.50%            --           0.03%          0.53%            --           0.53%
   Strategic Equity Portfolio .           0.80%            --           0.05%          0.85%            --           0.85%
   Travelers Managed Income
     Portfolio ................           0.65%            --           0.04%          0.69%            --           0.69%
   Van Kampen Enterprise
     Portfolio ................           0.70%            --           0.10%          0.80%            --           0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares+ ..........           0.70%            --           0.07%          0.77%            --           0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio ................           0.75%            --           0.35%          1.10%            --             --(35)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class* ...........           0.57%          0.10%          0.11%          0.78%            --             --(33),(35)
   Mid Cap Portfolio --
     Service Class 2* .........           0.57%          0.25%          0.14%          0.96%            --             --(34),(35)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(11) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(14) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(15) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(16) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(17) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(23) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(24) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(29) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(30) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(31) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(32) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(33) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total Class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total Class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(35) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                 VOLUNTARY FEE
                                                                                 WAIVER AND/OR
                                                                                    EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                             REIMBURSEMENT          OPERATING EXPENSES
      --------------                                                             -------------          ------------------
      Capital Appreciation Fund..........................................            0.01%                     0.77%
      Global Growth Fund -- Class 2 Shares...............................            0.01%                     0.89%
      Growth-Income Fund -- Class 2 Shares...............................            0.01%                     0.55%
      Multiple Discipline Portfolio -- All Cap Growth and Value..........            0.12%                     0.95%
      Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.            0.11%                     0.97%
      Multiple Discipline Portfolio -- Global All Cap Growth and Value...            0.28%                     1.00%
      Multiple Discipline Portfolio -- Large Cap Growth and Value........            0.36%                     1.00%
      Equity Income Portfolio............................................            0.01%                     0.83%
      Mercury Large Cap Core Portfolio...................................            0.03%                     0.92%
      MFS Mid Cap Growth Portfolio.......................................            0.02%                     0.86%
      MFS Value Portfolio................................................            0.11%                     1.00%
      Mondrian International Stock Portfolio.............................            0.02%                     0.89%
      Pioneer Fund Portfolio.............................................            0.13%                     0.99%
      Smith Barney Small Cap Growth Opportunities Portfolio..............            0.20%                     0.90%
      Contrafund(R) Portfolio -- Service Class...........................            0.02%                     0.76%
      Mid Cap Portfolio -- Service Class 2...............................            0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ---------------------------------------  ---------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------                          ------   -------    -------    --------  ------   -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........   1225      2193       3031       4707     463       1393       2331       4707
Underlying Fund with Minimum Total
   Annual Operating Expenses..........   1089      1797       2392       3538     327       997        1692       3538

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ---------------------------------------  ---------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------                          ------   -------    -------    --------  ------   -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........   1166      2023       2759       4221     404       1223       2059       4221
Underlying Fund with Minimum Total
   Annual Operating Expenses..........   1029      1620       2099       2971     267       820        1399       2971

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                           ------    -------    -------    --------  ------    -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........    1176      2052       2805        4304      414      1252       2105        4304
Underlying Fund with Minimum Total
   Annual Operating Expenses..........    1039      1650       2149        3068      277       850       1449        3068

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------- -----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                           ------    -------    -------    --------  ------    -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........    1127      1909       2574        3880      365      1109       1874        3880
Underlying Fund with Minimum Total
   Annual Operating Expenses..........     989      1500       1900        2575      227       700       1200        2575

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                                 ANNUITANT ON THE CONTRACT DATE
--------------------------------------                -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset Class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
Capital Appreciation Fund                    Seeks growth of capital. The Fund            Travelers Asset Management
                                             normally invests in equity securities        International Company LLC
                                             of issuers of any size and in any            Subadviser: Janus Capital Corp.
                                             industry.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --           Seeks to achieve long-term growth of         A I M Advisors, Inc.
     Series I Shares+                        capital. Income is a secondary
                                             objective. The Fund invests,
                                             normally, at least 80% of its net
                                             assets, plus the amount of any
                                             borrowings for investment purposes,
                                             in equity securities, including
                                             convertible securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and              Seeks reasonable current income              Alliance Capital Management
     Income Portfolio -- Class B             opportunity for appreciation through           L.P.
                                             investments primarily in
                                             dividend-paying common stocks of good
                                             quality companies.

   AllianceBernstein Large Cap Growth        Seeks growth of capital by pursuing          Alliance Capital Management
     Portfolio -- Class B+                   aggressive investment policies.                L.P.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares      Seeks capital appreciation. The Fund         Capital Research and
                                             normally invests in common stocks of         Management Co.
                                             companies located around the world.

   Growth Fund -- Class 2 Shares             Seeks capital appreciation. The Fund         Capital Research and
                                             normally invests in common stocks of         Management Co.
                                             companies that appear to offer
                                             superior opportunities for growth of
                                             capital.

   Growth-Income Fund -- Class 2 Shares      Seeks capital appreciation and               Capital Research and
                                             income. The Fund normally invests in         Management Co.
                                             common stocks or other securities
                                             that demonstrate the potential for
                                             appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --               Seeks to achieve maximum long term           Delaware Management Company
     Standard Class                          total return with capital
                                             appreciation as a secondary
                                             objective.  The Fund normally invests
                                             in companies that manage a portfolio
                                             of real estate to earn profits for
                                             shareholders (REITS).

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --        Seeks to maximize income while               Franklin Advisers, Inc.
     Class II Shares                         maintaining prospects for capital
                                             appreciation. The Fund normally may
                                             invest in both debt and equity
                                             securities, including corporate,
                                             foreign and U.S. Treasury bonds and
                                             stocks.

   Franklin Small-Mid Cap Growth             Seeks long-term capital growth. The          Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+      Fund normally invests at least 80% of
                                             its net assets in investments of
                                             small capitalization and mid
                                             capitalization companies.

   Mutual Shares Securities Fund --          Seeks capital appreciation. Income is        Franklin Mutual Advisers, LLC
     Class 2 Shares                          a secondary objective. The Fund
                                             normally invests in U.S. equity
                                             securities, and substantially in
                                             undervalued stocks, risk arbitrage
                                             securities and distressed companies.

   Templeton Developing Markets              Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares       The Fund normally invests at least
                                             80% of its net assets in the emerging
                                             market investments, and invests
                                             primarily to predominantly in equity
                                             securities.

   Templeton Foreign Securities              Seeks long-term capital growth. The          Templeton Investment Counsel,
     Fund -- Class 2 Shares                  Fund normally invests at least 80% of          LLC
                                             its net assets in investments of
                                             issuers located outside of the U.S.,
                                             including those in emerging markets.

   Templeton Growth Securities Fund --       Seeks long-term capital growth. The          Templeton Global Advisors
     Class 2 Shares                          Fund normally invests in equity                Limited
                                             securities of companies located
                                             anywhere in the world, including the
                                             U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                    Seeks long- term appreciation of             Smith Barney Fund Management
                                             capital. The Fund normally invests in          LLC
                                             equity securities of U.S. companies
                                             of medium and large capitalization.

   Diversified Strategic Income              Seeks high current income. The Fund          Smith Barney Fund Management
     Portfolio+                              normally invests in a globally               LLC
                                             diverse portfolio of fixed income            Subadviser: Citigroup Asset
                                             securities.                                  Management Ltd.

   Equity Index Portfolio -- Class II        Seeks investment results that, before        Travelers Investment
     Shares                                  expenses, correspond to the price and        Management Company
                                             yield performance of the S&P 500
                                             Index. The Fund normally invests in
                                             equity securities, or other
                                             investments with similar economic
                                             characteristics that are included in
                                             the S&P 500 Index.

   Fundamental Value Portfolio               Seeks long-term capital growth.              Smith Barney Fund Management
                                             Current income is a secondary                  LLC
                                             consideration. The Fund normally
                                             invests in common stocks, and common
                                             stock equivalents of companies, the
                                             manager believes are undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service       Seeks capital growth. The Fund               Janus Capital Management LLC
     Shares                                  normally invests in equity securities
                                             of mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap               Seeks long-term capital appreciation.        Lazard Asset Management, LLC
     Portfolio                               The Fund normally invests in equity
                                             securities, principally common
                                             stocks, of relatively small U.S.
                                             companies that are believed to be
                                             undervalued based on their earnings,
                                             cash flow or asset values.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio               Seeks long-term growth of capital and        Lord Abbett & Co.
                                             income without excessive fluctuations
                                             in market value. The Fund primarily
                                             invests in equity securities of
                                             large, seasoned, U.S. and
                                             multinational companies believed to
                                             be undervalued.

   Mid-Cap Value Portfolio                   Seeks capital appreciation. The Fund         Lord Abbett & Co.
                                             normally invests primarily in equity
                                             securities, which are believed to be
                                             undervalued in the marketplace.
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.            Seeks high total investment return.          Merrill Lynch Investment
     Fund -- Class III                       The Fund normally invests in a               Managers, L.P. dba Mercury
                                             portfolio of equity, debt and money          Advisors
                                             market securities, primarily of
                                             corporate and governmental issuers
                                             located around the world.

   Mercury Value Opportunities V.I.          Seeks long-term growth of capital.           Merrill Lynch Investment
     Fund -- Class III                       The Fund normally invests in common          Managers, L.P. dba Mercury
                                             stocks of small cap companies and            Advisors
                                             emerging growth companies believed to
                                             have special investment value.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                  Seeks maximum real return, consistent        Pacific Investment Management
     Administrative Class                    with preservation of real capital and        Company LLC
                                             prudent investment management.

   Total Return Portfolio --                 Seeks maximum total return,                  Pacific Investment Management
     Administrative Class                    consistent with preservation of              Company LLC
                                             capital and prudent investment
                                             management. The Fund normally invests
                                             in intermediate maturity fixed income
                                             securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --        Seeks long-term growth of capital.           Putnam Investment Management
     Class IB Shares+                        The Fund invests mainly in common
                                             stocks of U.S. companies, with a
                                             focus on growth stocks. Growth stocks
                                             are issued by companies that Putnam
                                             Management believes are fast-growing
                                             and whose earnings are likely to
                                             increase over time.

   Putnam VT International Equity            Seeks capital appreciation. The Fund         Putnam Investment Management
     Fund -- Class IB Shares+                invests mainly in common stocks of
                                             companies outside the United States
                                             that Putnam Management believes have
                                             investment potential.

   Putnam VT Small Cap Value Fund --         Seeks capital appreciation. The Fund         Putnam Investment Management
     Class IB Shares                         invests mainly in common stocks of
                                             U.S. companies, with a focus on value
                                             stocks. Value stocks are those that
                                             Putnam Management believes are
                                             currently undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I+                  Seeks capital appreciation. The Fund         Salomon Brothers Asset
                                             normally invests in common stocks and        Management, Inc.
                                             their equivalents of companies the
                                             manager believes are undervalued in
                                             the marketplace.

   Investors Fund -- Class I                 Seeks long term growth of capital.           Salomon Brothers Asset
                                             Secondarily seeks current income. The        Management, Inc.
                                             Fund normally invests in common
                                             stocks of established companies.

   Small Cap Growth Fund -- Class I+         Seeks long term growth of capital.           Salomon Brothers Asset
                                             The Fund normally invests in equity          Management, Inc.
                                             securities of companies with small
                                             market capitalizations.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy            Seeks capital appreciation.                  Smith Barney Fund Management
     Portfolio+                              Principally through investing in               LLC
                                             dividend paying stocks.

   Smith Barney Premier Selections           Seeks long term capital growth. The          Smith Barney Fund Management
     All Cap Growth Portfolio+               Fund consists of a Large Cap Growth            LLC
                                             segment, Mid Cap Growth segment and
                                             Small Cap Growth segment. All three
                                             segments normally invest in equity
                                             securities. The Large Cap Growth
                                             segment invests in large sized
                                             companies. The Mid Cap Growth segment
                                             invests in medium sized companies.
                                             The Small Cap Growth segment invests
                                             in small sized companies.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --          Seeks long-term growth of capital.           Smith Barney Fund Management
     All Cap Growth and Value                The Fund normally invests in equity            LLC
                                             securities within all market
                                             capitalization ranges. The Fund
                                             consists of two segments. The All Cap
                                             Growth segment combines the growth
                                             potential of small to medium
                                             companies with the stability of
                                             high-quality large company growth
                                             stocks. The All Cap Value segment
                                             invests in companies whose market
                                             prices are attractive in relation to
                                             their business fundamentals.

   Multiple Discipline Portfolio --          Seeks a balance between long-term            Smith Barney Fund Management
     Balanced All Cap Growth and Value       growth of capital and principal                LLC
                                             preservation. The Fund normally
                                             invests in equity and fixed-income
                                             securities. The Fund consists of
                                             three segments. The All Cap Growth
                                             segment combines the growth potential
                                             of small to medium companies with the
                                             stability of high-quality large
                                             company growth stocks. The All Cap
                                             Value segment invests in companies
                                             whose market prices are attractive in
                                             relation to their business
                                             fundamentals. The fixed income
                                             segment invests in short and
                                             intermediate term U.S. government
                                             securities.

   Multiple Discipline Portfolio --          Seeks long-term growth of capital.           Smith Barney Fund Management
     Global All Cap Growth and Value         The Fund normally invests in equity            LLC
                                             securities. The Fund consists of four
                                             segments. The Large Cap Growth
                                             segment focuses on high-quality
                                             stocks with consistent growth. The
                                             Large Cap Value segment invests in
                                             established undervalued companies.
                                             The Mid/Small Cap Growth segment
                                             invests in small and medium sized
                                             companies with strong fundamentals
                                             and earnings growth potential. The
                                             International/ADR segment seeks to
                                             build long-term well-diversified
                                             portfolios with exceptional
                                             risk/reward characteristics.

   Multiple Discipline Portfolio --          Seeks long-term growth of capital.           Smith Barney Fund Management
     Large Cap Growth and Value              The Fund normally invests in equity            LLC
                                             securities of companies with large
                                             market capitalizations. The Fund
                                             consists of two segments. The Large
                                             Cap Growth segment focuses on
                                             high-quality large capitalization
                                             stocks with growth characteristics.
                                             The Large Cap Value segment invests
                                             in established undervalued companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                   Seeks reasonable income by investing         Travelers Asset Management
                                             primarily in income producing equity         International Company LLC
                                             securities. In choosing these                Subadviser: Fidelity
                                             securities, the fund will also               Management & Research Company
                                             consider the potential for capital
                                             appreciation. The fund's goal is to
                                             achieve a yield which exceeds the
                                             composite yield on the securities
                                             compromising the S&P 500.

   Large Cap Portfolio                       Seeks long term growth of capital.           Travelers Asset Management
                                             The Fund normally invests in the             International Company LLC
                                             securities of companies with large           Subadviser: Fidelity
                                             market capitalizations.                      Management & Research Company

   Managed Allocation Series:                Seeks long-term growth of capital.           Travelers Asset Management
     Aggressive Portfolio                    The Fund normally invests in other           International Company LLC
                                             investment companies ("Underlying            Subadviser: Deutsche
                                             Funds") that invest primarily in             Investment Management Americas
                                             equity securities.                           Inc.

   Managed Allocation Series:                Seeks a high level of current income         Travelers Asset Management
     Conservative Portfolio                  with some consideration given to             International Company LLC
                                             growth of capital. The Fund normally         Subadviser: Deutsche
                                             invests in other investment companies        Investment Management Americas
                                             ("Underlying Funds") that invest in          Inc.
                                             both equity and debt securities.

   Managed Allocation Series:                Seeks a balance between a high level         Travelers Asset Management
     Moderate Portfolio                      of current income and growth of              International Company LLC
                                             capital, with a greater emphasis on          Subadviser: Deutsche
                                             growth of capital. The Fund normally         Investment Management Americas
                                             invests in other investment companies        Inc.
                                             ("Underlying Funds") that invest in
                                             both equity and debt securities.

   Managed Allocation Series:                Seeks long-term growth of capital.           Travelers Asset Management
     Moderate-Aggressive Portfolio           The Fund normally invests in other           International Company LLC
                                             investment companies ("Underlying            Subadviser: Deutsche
                                             Funds") that invest in both equity           Investment Management Americas
                                             and debt securities.                         Inc.

   Managed Allocation Series:                Seeks a balance between a high level         Travelers Asset Management
     Moderate-Conservative Portfolio         of current income and growth of              International Company LLC
                                             capital, with a greater emphasis on          Subadviser: Deutsche
                                             income. The Fund normally invests in         Investment Management Americas
                                             other investment companies                   Inc.
                                             ("Underlying Funds") that invest in
                                             both equity and debt securities.

   Mercury Large Cap Core Portfolio          Seeks long-term capital growth. The          Travelers Asset Management
                                             Fund normally invests in a                   International Company LLC
                                             diversified portfolio of equity              Subadviser: Merrill Lynch
                                             securities of large cap companies.           Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio              Seeks long term growth of capital.           Travelers Asset Management
                                             The Fund normally invests in equity          International Company LLC
                                             securities of companies with medium          Subadviser: MFS
                                             market capitalization.

   MFS Value Portfolio                       Seeks capital appreciation and               Travelers Asset Management
                                             reasonable income. The Fund normally         International Company LLC
                                             invests in income producing equity           Subadviser: MFS
                                             securities of companies believed to
                                             be undervalued in the market.

   Mondrian International Stock              Seeks capital appreciation. The Fund         Travelers Asset Management
     Portfolio                               normally invests in equity securities        International Company LLC
                                             of relatively large non-U.S.                 Subadviser: Mondrian
                                             companies.                                   Investment Partners Ltd.

   Pioneer Fund Portfolio                    Seeks reasonable income and capital          Travelers Asset Management
                                             growth. The Fund invests in equity           International Company LLC
                                             securities, primarily of U.S. issuers.       Subadviser: Pioneer Investment
                                                                                          Management, Inc.

   Pioneer Mid Cap Value Portfolio           Seeks capital appreciation. The Fund         Travelers Asset Management
                                             normally invests in the equity               International Company LLC
                                             securities of mid-size companies.            Subadviser: Pioneer Investment
                                                                                          Management, Inc.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
   Style Focus Series: Small Cap             Seeks capital appreciation. The Fund         Travelers Asset Management
     Growth Portfolio                        normally invests in common stocks and        International Company LLC
                                             other equity securities of small U.S.        Subadviser: Travelers
                                             companies.                                   Investment Management Company
                                                                                          and Janus Capital Management
                                                                                          LLC

   Style Focus Series: Small Cap             Seeks capital appreciation. The Fund         Travelers Asset Management
     Value Portfolio                         normally invests in common stocks and        International Company LLC
                                             other equity securities of small U.S.        Subadviser: Travelers
                                             companies.                                   Investment Management Company
                                                                                          and Dreman Value Management
                                                                                          L.L.C.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio        Seeks capital appreciation. The Fund         Travelers Investment Adviser
                                             normally invests in common stocks of         Inc.
                                             companies that are likely to benefit         Subadviser:  AIM Capital
                                             from new products, services or               Management Inc.
                                             processes or have experienced
                                             above-average earnings growth.

   MFS Total Return Portfolio                Seeks above average income consistent        Travelers Investment Adviser
                                             with the prudent employment of               Inc.
                                             capital. Secondarily, seeks growth of        Subadviser: MFS
                                             capital and income. The Fund normally
                                             invests in a broad range of equity
                                             and fixed-income securities of both
                                             U.S. and foreign issuers.

   Pioneer Strategic Income Portfolio        Seeks high current income. The Fund          Travelers Investment Adviser
                                             normally invests in debt securities          Inc.
                                             and has the flexibility to invest in         Subadviser: Pioneer Investment
                                             a broad range of issuers and segments        Management, Inc.
                                             of the debt securities market.

   SB Adjustable Rate Income                 Seeks high current income and to             Smith Barney Fund Management
     Portfolio Smith Barney Class            limit the degree of fluctuation of           LLC
                                             its net asset value resulting from
                                             movements in interest rates.

   Smith Barney Aggressive Growth            Seeks long-term capital appreciation.        Smith Barney Fund Management
     Portfolio                               The Fund normally invests in common          LLC
                                             stocks of companies that are
                                             experiencing, or are expected to
                                             experience, growth in earnings that
                                             exceeds the average rate earnings
                                             growth of the companies comprising
                                             the S&P 500 Index.

   Smith Barney High Income Portfolio        Seeks high current income.                   Smith Barney Fund Management
                                             Secondarily, seeks capital                   LLC
                                             appreciation. The Fund normally
                                             invests in high yield corporate debt
                                             and preferred stock of U.S. and
                                             foreign issuers.

   Smith Barney International All Cap        Seeks total return on assets from            Smith Barney Fund Management
     Growth Portfolio+                       growth of capital and income. The            LLC
                                             Fund normally invests in equity
                                             securities of foreign companies.

   Smith Barney Large Cap Value              Seeks long-term growth of capital            Smith Barney Fund Management
     Portfolio+                              with current income is a secondary           LLC
                                             objective. The Fund normally invests
                                             in equities, or similar securities,
                                             of companies with large market
                                             capitalizations.

   Smith Barney Large Capitalization         Seeks long term growth of capital.           Smith Barney Fund Management
     Growth Portfolio                        The Fund normally invests in                 LLC
                                             equities, or similar securities, of
                                             companies with large market
                                             capitalizations.

   Smith Barney Mid Cap Core Portfolio       Seeks long-term growth of capital.           Smith Barney Fund Management
                                             The Fund normally invests in                 LLC
                                             equities, or similar securities, of
                                             medium sized companies.

   Smith Barney Money Market Portfolio       Seeks to maximize current income             Smith Barney Fund Management
                                             consistent with preservation of              LLC
                                             capital. The Fund seeks to maintain a
                                             stable $1 share price. The Fund
                                             normally invests in high quality U.S.
                                             short-term debt securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       ---------------------------------------      -------------------------------
   Strategic Equity Portfolio                Seeks capital appreciation. The Fund         Travelers Investment Adviser
                                             normally invests in U.S. and foreign         Inc.
                                             equity securities.                           Subadviser: Fidelity
                                                                                          Management & Research Company

   Travelers Managed Income Portfolio        Seeks high current income consistent         Travelers Asset Management
                                             with prudent risk of capital. The            International Company LLC
                                             Fund normally invests in U.S.
                                             corporate debt and U.S. government
                                             securities.

   Van Kampen Enterprise Portfolio           Seeks capital appreciation. The Fund         Travelers Investment Adviser
                                             normally invests in common stocks of         Inc.
                                             growth companies.                            Subadviser: Van Kampen Asset
                                                                                          Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I         Seeks capital appreciation. The Fund         Van Kampen Asset Management
     Shares+                                 normally invests in common stocks of         Inc.
                                             companies that the manager believes
                                             are experiencing or will experience
                                             growth in earnings and/or cash flow
                                             that exceeds the average rate of
                                             earnings growth of the companies that
                                             comprise the S&P 500.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth             Seeks long term capital growth. The          Citi Fund Management, Inc.
     Opportunities Portfolio                 Fund normally invests in equity
                                             securities of small cap companies and
                                             related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation         Fidelity Management & Research
     Class                                   by investing in common stocks of             Company
                                             companies whose value Fidelity
                                             Management & Research Co. believes is
                                             not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital by         Fidelity Management & Research
                                             investing in common stocks of                Company
                                             companies with medium market
                                             capitalizations.

----------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o administration of the annuity options available under the Contracts and

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your registered representative and

      o     other costs of doing business

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                   YEARS SINCE PURCHASE                   WITHDRAWAL
                       PAYMENT MADE                         CHARGE
        -----------------------------------------         ----------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years                4 years                8%
                  4 years                5 years                7%
                  5 years                6 years                6%
                  6 years                7 years                5%
                  7 years                8 years                3%
                  8 years                9 years                1%
                  9 + years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     under the Managed Distribution Program, or

      o under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                     YEARS SINCE INITIAL                    WITHDRAWAL
                       PURCHASE PAYMENT                       CHARGE
          -----------------------------------------         ----------
          GREATER THAN OR EQUAL TO    BUT LESS THAN
                    0 years               4 years                 8%
                    4 years               5 years                 7%
                    5 years               6 years                 6%
                    6 years               7 years                 5%
                    7 years               8 years                 3%
                    8 years               9 years                 1%
                   9 + years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

      o     the dollar amount you request to transfer;

      o     the number of transfers you made within the previous three months;

      o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

      o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

-----------------------------------------------------------------------------------------------------------------------------
            NAME OF RIDER:                GMWB I                           GMWB II                          GMWB III
-----------------------------------------------------------------------------------------------------------------------------
              ALSO CALLED:               Principal                        Principal                        Principal
                                         Guarantee                        Guarantee                     Guarantee Value
-----------------------------------------------------------------------------------------------------------------------------
             AVAILABILITY:      Not available for purchase       Available on or after March      Available on or after March
                                    on or after March 28,           28, 2005 if approved in          28, 2005 if approved in
                                   2005, unless GMWB II is                 your state                       your state
                                 not approved in your state
-----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your

AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II            GMWB III
                                                                      ------               -------            --------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:..................................        5% of RBB            5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:..................................        10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB               AWB (5%)
-----------------------------------------------------------------------------------------------------------------------------------
Values As Of
-----------------------------------------------------------------------------------------------------------------------------------
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
-----------------------------------------------------------------------------------------------------------------------------------
Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
-----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
Reduction                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                  500                            $11,099               $555
-----------------------------------------------------------------------------------------------------------------------------------
Greater of PWR or                       $10,000                                                $11,099
the dollar amount
of the withdrawal                    (10,000>8,203)                                        (11,099>10,000)
-----------------------------------------------------------------------------------------------------------------------------------
Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)             $10,000          $10,000                $500           $10,000          $11,099               $555
-----------------------------------------------------------------------------------------------------------------------------------
Value Immediately
after withdrawal      $111,900          $90,000               $4,500          $80,100          $88,901              $4,445
-----------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB               AWB (5%)
-----------------------------------------------------------------------------------------------------------------------------------
Values As Of
-----------------------------------------------------------------------------------------------------------------------------------
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
-----------------------------------------------------------------------------------------------------------------------------------
Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
-----------------------------------------------------------------------------------------------------------------------------------
Immediately after     $111,900           91,797               $4,590          $80,100          $88,901              $4,445
withdrawal
                                  [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000       [5,000 X
                                   x10,000/121,900)]     x91,797/100,000)]                 x10,000/90,100)]    (88,901/100,000)]
-----------------------------------------------------------------------------------------------------------------------------------
Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)             $10,000           $8,203                $410           $10,000          $11,099               $555
-----------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o     a qualified retirement plan (Code Section 401),

            o     a tax-sheltered annuity (Code Section 403(b)),

            o     an individual retirement account (Code Sections 408(a)),

            o     an individual retirement annuity (Code Section 408(b)), or

            o     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I       GMWB II      GMWB III
                                              ------       -------      --------
Current Annual Charge....................     0.40%         0.50%        0.25%
Maximum Annual Charge After a Reset......     1.00%         1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

QIf a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------
   AWB                      5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------------------------------------------------------------------------------------------------------
Annual Charge                           0.40%                           0.50%                           0.25%
-------------------------------------------------------------------------------------------------------------------------
Reset                                    Yes                             Yes                              No
-------------------------------------------------------------------------------------------------------------------------
Can I Cancel my GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------------------------------------------------------------------------------------------------------
Investment Restrictions                  No                              Yes                             Yes
-------------------------------------------------------------------------------------------------------------------------
Waiver of recalculation                  No                              Yes                             Yes
of AWB for Distributions
from Tax-Qualified Plans
-------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No dollar cost averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      o     the death benefit will not be payable upon the Annuitant's death;

      o     the Contingent Annuitant becomes the Annuitant; and

      o     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE, UPON            THE COMPANY WILL                                                   MANDATORY
         THE DEATH OF THE                 PAY THE PROCEEDS TO:         UNLESS. . .                        PAYOUT RULES APPLY*
-----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                            Yes
NOT THE ANNUITANT)
-----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies), or if        Unless the beneficiary elects to   Yes
THE ANNUITANT)                      none, to the surviving joint       continue the Contract rather
                                    owner.                             than receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.         Unless the spouse elects to        Yes
THE ANNUITANT)                                                         continue the Contract.
-----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies) or, if       Unless the spouse elects to        Yes
ANNUITANT)                          none, to the surviving joint       continue the Contract.
                                    owner.
                                                                       A spouse who is not the
                                                                       beneficiary may decline to
                                                                       continue the Contract and
                                                                       instruct the Company to pay the
                                                                       beneficiary who may elect to
                                                                       continue the Contract.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies), or if       Unless, the beneficiary elects     Yes
CONTRACT OWNER)                     none, to the Contract Owner.  If   to continue the Contract rather
                                    the Contract Owner is not          than receive the distribution.
                                    living, then to the joint
                                    owner.  If none, then to the       But if there is a Contingent
                                    Contract Owner's estate.           Annuitant, then the Contingent
                                                                       Annuitant becomes the Annuitant
                                                                       and the Contract continues in
                                                                       effect (generally using the
                                                                       original Maturity Date). The
                                                                       proceeds will then be paid upon
                                                                       the death of the Contingent
                                                                       Annuitant or owner.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who is the                                        Yes
OWNER)                              Annuitant" above.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies) or if                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            none, to the owner.                                                   Annuitant is
                                                                                                          treated as death of
                                                                                                          the owner in these
                                                                                                          circumstances.)
-----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A
                                    Contract continues.
-----------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE, UPON            THE COMPANY WILL                                                   MANDATORY
         THE DEATH OF THE                 PAY THE PROCEEDS TO:         UNLESS. . .                        PAYOUT RULES APPLY*
-----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                   The beneficiary (ies), or if none,   Unless the beneficiary elects    Yes
                                    to the Contract Owner's estate.      to continue the Contract
                                                                         rather than receive a
                                                                         distribution.
-----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are payable;
                                    Contract continues.                                                   N/A
-----------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

            o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

            o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.751           0.783                 835,150
                                                               2003        0.609           0.751                 895,510
                                                               2002        0.885           0.609                 994,353
                                                               2001        1.000           0.885                 421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.027           1.127                  77,989
                                                               2003        0.788           1.027                  72,029
                                                               2002        1.000           0.788                   6,028

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.625           0.668               1,057,694
                                                               2003        0.514           0.625               1,190,268
                                                               2002        0.753           0.514               1,278,582
                                                               2001        0.925           0.753                 892,135
                                                               2000        1.127           0.925                  96,323
                                                               1999        1.000           1.127                  76,688

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        0.989           1.106                 820,524
                                                               2003        0.741           0.989                 734,396
                                                               2002        0.880           0.741                 699,143
                                                               2001        1.041           0.880                 358,085
                                                               2000        1.301           1.041                   4,990
                                                               1999        1.000           1.301                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Growth Fund -- Class 2 Shares (12/99)....................   2004        0.989           1.097               1,620,395
                                                               2003        0.733           0.989               1,423,815
                                                               2002        0.984           0.733                 997,632
                                                               2001        1.220           0.984                 537,903
                                                               2000        1.184           1.220                 112,468
                                                               1999        1.000           1.184                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2004        1.167           1.271               1,515,560
                                                               2003        0.894           1.167               1,322,363
                                                               2002        1.110           0.894                 697,242
                                                               2001        1.098           1.110                 343,429
                                                               2000        1.000           1.098                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00).........   2004        0.768           0.844                 419,907
                                                               2003        0.567           0.768                 318,777
                                                               2002        0.807           0.567                 250,433
                                                               2001        0.965           0.807                 194,095
                                                               2000        1.000           0.965                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.043           1.158                 646,673
                                                               2003        0.845           1.043                 457,584
                                                               2002        1.000           0.845                 119,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                  54,824
                                                               2003        1.000           1.448                   1,000

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)  2004        0.926           1.082                 322,771
                                                               2003        0.710           0.926                 249,365
                                                               2002        0.884           0.710                 169,930
                                                               2001        1.068           0.884                  49,286
                                                               2000        1.000           1.068                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.032           1.180                 238,864
                                                               2003        0.792           1.032                 107,706
                                                               2002        1.000           0.792                   1,558

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2004        0.970           1.040                 905,772
                                                               2003        0.789           0.970                 881,907
                                                               2002        0.971           0.789                 819,902
                                                               2001        1.025           0.971                 430,775
                                                               2000        1.000           1.025                      --

   Diversified Strategic Income Portfolio (2/01)............   2004        1.174           1.235                 424,696
                                                               2003        1.065           1.174                 593,401
                                                               2002        1.030           1.065                 130,685
                                                               2001        1.000           1.030                 155,980

   Equity Index Portfolio -- Class II Shares (2/01).........   2004        0.792           0.861               1,872,075
                                                               2003        0.629           0.792               1,945,736
                                                               2002        0.822           0.629               1,408,585
                                                               2001        1.000           0.822               1,012,410

   Fundamental Value Portfolio (4/01).......................   2004        1.234           1.317                 863,864
                                                               2003        0.903           1.234                 856,122
                                                               2002        1.163           0.903                 787,045
                                                               2001        1.000           1.163                 422,215

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        0.378           0.449                 126,196
                                                               2003        0.284           0.378                 140,217
                                                               2002        0.401           0.284                 140,241
                                                               2001        0.674           0.401                 130,619
                                                               2000        1.000           0.674                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                   6,516
                                                               2003        1.000           1.336                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                  84,102
                                                               2003        1.000           1.244                  17,546

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541                  41,464
                                                               2003        1.000           1.260                   5,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                  54,657
                                                               2003        1.000           1.074                   1,000

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.068           1.208                  11,133
                                                               2003        1.000           1.068                   1,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.048           1.125                 235,306
                                                               2003        1.000           1.048                  29,952

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.173           1.213               6,033,661
                                                               2003        1.132           1.173               6,603,100
                                                               2002        1.053           1.132               5,715,152
                                                               2001        1.000           1.053               1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.728           0.773                 303,680
                                                               2003        0.560           0.728                 322,550
                                                               2002        0.806           0.560                 354,885
                                                               2001        1.000           0.806                  90,017

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011                 177,298
                                                               2003        0.696           0.882                 174,431
                                                               2002        0.857           0.696                 120,823
                                                               2001        1.000           0.857                 172,126

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.295           1.611               1,251,913
                                                               2003        0.877           1.295               1,304,358
                                                               2002        1.088           0.877               1,111,270
                                                               2001        1.000           1.088                 218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2004        1.225           1.309               1,743,085
                                                               2003        0.894           1.225               1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   All Cap Fund -- Class I  (continued).....................   2002        1.209           0.894               1,672,013
                                                               2001        1.000           1.209                 894,987

   Investors Fund -- Class I (5/01).........................   2004        1.078           1.174               1,484,092
                                                               2003        0.826           1.078               1,479,023
                                                               2002        1.089           0.826               1,316,924
                                                               2001        1.000           1.089                 505,781

   Small Cap Growth Fund -- Class I (3/01)..................   2004        1.208           1.371                 305,465
                                                               2003        0.823           1.208                 348,334
                                                               2002        1.278           0.823                 374,428
                                                               2001        1.000           1.278                 166,046

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.794           0.810                  41,242
                                                               2003        0.652           0.794                  44,649
                                                               2002        0.894           0.652                  50,344
                                                               2001        1.000           0.894                  12,958

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        0.855           0.868                      --
                                                               2003        0.646           0.855                      --
                                                               2002        0.894           0.646                  46,696
                                                               2001        1.000           0.894                   3,327

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.376           1.447                 656,505
                                                               2003        1.061           1.376                 761,481
                                                               2002        1.000           1.061                 149,827

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.249           1.293                 250,045
                                                               2003        1.038           1.249                 233,589
                                                               2002        1.000           1.038                   8,122

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.394           1.515                  55,373
                                                               2003        1.074           1.394                   1,790
                                                               2002        1.000           1.074                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.360           1.432                   4,270
                                                               2003        1.069           1.360                   3,645
                                                               2002        1.000           1.069                   1,000

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................   2004        1.145           1.240               3,118,779
                                                               2003        0.885           1.145               3,246,588
                                                               2002        1.043           0.885               2,913,402
                                                               2001        1.133           1.043               1,567,212
                                                               2000        1.000           1.133                 197,368

   Large Cap Portfolio (11/99)..............................   2004        0.724           0.761                 335,600
                                                               2003        0.589           0.724                 350,858
                                                               2002        0.774           0.589                 292,511
                                                               2001        0.949           0.774                 201,210
                                                               2000        1.126           0.949                  72,389
                                                               1999        1.000           1.126                   7,030

   Lazard International Stock Portfolio (5/00)..............   2004        0.747           0.853                 422,641
                                                               2003        0.589           0.747                 432,727

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2004        0.713           0.815                 357,722
                                                               2003        0.597           0.713                 361,013
                                                               2002        0.808           0.597                 331,234
                                                               2001        1.057           0.808                 253,154
                                                               2000        1.000           1.057                   8,995

   MFS Emerging Growth Portfolio (4/00).....................   2004        0.586           0.652                 618,384
                                                               2003        0.460           0.586                 589,383
                                                               2002        0.710           0.460                 567,780
                                                               2001        1.128           0.710                 376,108
                                                               2000        1.000           1.128                  99,230

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.122                  25,036

   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.334                      --
                                                               2003        1.000           1.217                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.827           0.869                 463,100
                                                               2003        0.649           0.827                 436,166
                                                               2002        0.864           0.649                 153,676
                                                               2001        1.000           0.864                  53,578

   MFS Total Return Portfolio (6/00)........................   2004        1.221           1.342               5,170,815
                                                               2003        1.062           1.221               5,160,068
                                                               2002        1.137           1.062               3,995,198
                                                               2001        1.153           1.137               1,997,966
                                                               2000        1.000           1.153                  99,711

   Pioneer Strategic Income Portfolio (5/00)................   2004        1.255           1.373                 377,848
                                                               2003        1.065           1.255                 133,615
                                                               2002        1.020           1.065                 134,078
                                                               2001        0.992           1.020                 499,291
                                                               2000        1.000           0.992                   7,948

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997                  55,729
                                                               2003        1.000           0.999                   1,000

   Smith Barney Aggressive Growth Portfolio (12/99).........   2004        1.150           1.247               1,428,438
                                                               2003        0.867           1.150               1,486,898
                                                               2002        1.306           0.867               1,440,052
                                                               2001        1.381           1.306                 986,917
                                                               2000        1.210           1.381                 174,362
                                                               1999        1.000           1.210                  66,995

   Smith Barney High Income Portfolio (5/01)................   2004        1.048           1.141                 716,219
                                                               2003        0.833           1.048                 829,906
                                                               2002        0.873           0.833                 350,349
                                                               2001        1.000           0.873                 100,742

   Smith Barney International All Cap Growth
   Portfolio (4/00).........................................   2004        0.577           0.671                 242,158
                                                               2003        0.459           0.577                 229,296
                                                               2002        0.627           0.459                 364,700
                                                               2001        0.924           0.627                 252,361
                                                               2000        1.000           0.924                 118,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Large Cap Value Portfolio (11/99)...........   2004        0.933           1.018                 448,566
                                                               2003        0.742           0.933                 485,974
                                                               2002        1.008           0.742                 545,220
                                                               2001        1.114           1.008                 296,057
                                                               2000        0.998           1.114                      --
                                                               1999        1.000           0.998                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        0.931           0.922                 595,960
                                                               2003        0.640           0.931                 598,968
                                                               2002        0.863           0.640                 531,515
                                                               2001        1.000           0.863                 318,778
                                                               2000        1.090           1.000                  28,368
                                                               1999        1.000           1.090                  11,616

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.228           1.337                 572,261
                                                               2003        0.959           1.228                 585,602
                                                               2002        1.203           0.959                 693,336
                                                               2001        1.355           1.203                 253,170
                                                               2000        1.166           1.355                   8,807
                                                               1999        1.000           1.166                   4,746

   Smith Barney Money Market Portfolio (7/00)...............   2004        1.066           1.060                 508,616
                                                               2003        1.074           1.066                 537,567
                                                               2002        1.075           1.074                 903,444
                                                               2001        1.052           1.075                 353,750
                                                               2000        1.000           1.052                      --

   Strategic Equity Portfolio (11/99).......................   2004        0.678           0.737               1,601,573
                                                               2003        0.519           0.678               1,832,344
                                                               2002        0.792           0.519               1,656,273
                                                               2001        0.927           0.792               1,087,180
                                                               2000        1.149           0.927                  50,352
                                                               1999        1.000           1.149                  11,645

   Travelers Managed Income Portfolio (5/01)................   2004        1.203           1.220                 650,112
                                                               2003        1.125           1.203                 598,298
                                                               2002        1.116           1.125                 339,945
                                                               2001        1.000           1.116                  99,793

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Van Kampen Enterprise Portfolio (8/00)...................   2004        0.649           0.665                  45,757
                                                               2003        0.524           0.649                  45,389
                                                               2002        0.753           0.524                  44,642
                                                               2001        0.970           0.753                  10,867
                                                               2000        1.000           0.970                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2004        0.697           0.735                 260,528
                                                               2003        0.555           0.697                 266,750
                                                               2002        0.834           0.555                 274,192
                                                               2001        1.234           0.834                 275,388
                                                               2000        1.000           1.234                   6,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.970           1.106                 175,987
                                                               2003        0.693           0.970                 181,669
                                                               2002        0.945           0.693                 161,469
                                                               2001        1.000           0.945                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (12/99).........   2004        1.023           1.163                 237,852
                                                               2003        0.808           1.023                 231,570
                                                               2002        0.905           0.808                 195,760
                                                               2001        1.047           0.905                  73,692
                                                               2000        1.138           1.047                  64,462
                                                               1999        1.000           1.138                  64,462

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.244           1.529                 449,306
                                                               2003        0.912           1.244                 393,509
                                                               2002        1.000           0.912                 397,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        1.178           1.219                       --
                                                               2003        0.963           1.178                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.242           1.351                   37,059
                                                               2003        0.960           1.242                       --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.144           1.212                       --
                                                               2003        0.948           1.144                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.303           1.446                    9,897
                                                               2003        0.984           1.303                       --

   Growth Fund -- Class 2 Shares (12/99)....................   2004        1.285           1.415                   76,812
                                                               2003        0.960           1.285                       --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2004        1.258           1.358                   46,024
                                                               2003        0.971           1.258                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00).........   2004        1.300           1.418                   23,049
                                                               2003        0.969           1.300                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.217           1.341                       --
                                                               2003        0.994           1.217                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.440           1.757                    6,217
                                                               2003        1.000           1.440                       --

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)  2004        1.279           1.483                    7,327
                                                               2003        0.989           1.279                       --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2004        1.190           1.267                  26,515
                                                               2003        0.977           1.190                      --

   Diversified Strategic Income Portfolio (2/01)............   2004        1.104           1.153                      --
                                                               2003        1.010           1.104                   3,284

   Equity Index Portfolio -- Class II Shares (2/01).........   2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --

   Fundamental Value Portfolio (4/01).......................   2004        1.310           1.386                  28,972
                                                               2003        0.966           1.310                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        1.296           1.527                  16,511
                                                               2003        0.983           1.296                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        1.237           1.302                      --
                                                               2003        0.958           1.237                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.430           1.765                   9,211
                                                               2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2004        1.305           1.383                      --
                                                               2003        0.960           1.305                      --

   Investors Fund -- Class I (5/01).........................   2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        1.163           1.176                  27,403
                                                               2003        0.963           1.163                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.246           1.300                  37,981
                                                               2003        0.969           1.246                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.168           1.200                 214,184
                                                               2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.239           1.336                  11,257
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.213           1.267                  11,665
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................   2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)..............................   2004        1.179           1.228                      --
                                                               2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)..............   2004        1.259           1.426                  24,269
                                                               2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2004        1.153           1.308                   8,261
                                                               2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00).....................   2004        1.227           1.353                   7,169
                                                               2003        0.971           1.227                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   MFS Value Portfolio (5/04)...............................   2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)........................   2004        1.124           1.225                      --
                                                               2003        0.986           1.124                      --

   Pioneer Strategic Income Portfolio (5/00)................   2004        1.179           1.280                      --
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99).........   2004        1.251           1.346                  20,208
                                                               2003        0.951           1.251                      --

   Smith Barney High Income Portfolio (5/01)................   2004        1.256           1.358                      --
                                                               2003        1.007           1.256                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00).........................................   2004        1.229           1.417                      --
                                                               2003        0.986           1.229                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2004        1.210           1.309                      --
                                                               2003        0.969           1.210                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        1.366           1.341                  23,147
                                                               2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.240           1.339                  25,731
                                                               2003        0.977           1.240                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Money Market Portfolio (7/00)...............   2004        0.984           0.971                      --
                                                               2003        0.999           0.984                      --

   Strategic Equity Portfolio (11/99).......................   2004        1.257           1.355                  18,478
                                                               2003        0.969           1.257                      --

   Travelers Managed Income Portfolio (5/01)................   2004        1.076           1.082                     613
                                                               2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)...................   2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2004        1.195           1.251                      --
                                                               2003        0.959           1.195                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.353           1.531                   5,586
                                                               2003        0.974           1.353                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (12/99).........   2004        1.245           1.405                  38,260
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.751           0.783               1,746,250
                                                               2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.027           1.127                 821,546
                                                               2003        0.788           1.027                 805,689
                                                               2002        1.000           0.788                 288,171

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.625           0.668              16,701,254
                                                               2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914
                                                               1999        1.000           1.127               2,118,594

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        0.989           1.106              10,671,866
                                                               2003        0.741           0.989               9,954,233
                                                               2002        0.880           0.741              10,006,380
                                                               2001        1.041           0.880              10,783,872
                                                               2000        1.301           1.041               9,193,213
                                                               1999        1.000           1.301                 496,228

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Growth Fund -- Class 2 Shares (11/99)....................   2004        0.989           1.097              31,399,627
                                                               2003        0.733           0.989              30,519,238
                                                               2002        0.984           0.733              29,254,703
                                                               2001        1.220           0.984              24,168,621
                                                               2000        1.184           1.220              17,763,993
                                                               1999        1.000           1.184                 790,492

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.167           1.271              22,247,206
                                                               2003        0.894           1.167              20,672,145
                                                               2002        1.110           0.894              19,762,828
                                                               2001        1.098           1.110              17,618,589
                                                               2000        1.031           1.098              10,615,411
                                                               1999        1.000           1.031               1,022,054

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2004        0.768           0.844               4,212,277
                                                               2003        0.567           0.768               4,510,872
                                                               2002        0.807           0.567               4,835,041
                                                               2001        0.965           0.807               5,511,086
                                                               2000        1.173           0.965               4,678,792
                                                               1999        1.000           1.173                 719,638

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.043           1.158               1,557,424
                                                               2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                 259,549
                                                               2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        0.926           1.082               5,996,738
                                                               2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2004        1.032           1.180                 886,673
                                                               2003        0.792           1.032                 675,020
                                                               2002        0.981           0.792                 180,014

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2004        0.970           1.040               9,119,515
                                                               2003        0.789           0.970               9,487,337
                                                               2002        0.971           0.789               9,050,877
                                                               2001        1.025           0.971               5,617,721
                                                               2000        1.044           1.025               3,282,703
                                                               1999        1.000           1.044                 407,917

   Diversified Strategic Income Portfolio (11/99)...........   2004        1.174           1.235               5,871,619
                                                               2003        1.065           1.174               7,014,816
                                                               2002        1.030           1.065               6,437,646
                                                               2001        1.013           1.030               5,810,704
                                                               2000        0.999           1.013               4,456,819
                                                               1999        1.000           0.999                 156,084

   Equity Index Portfolio -- Class II Shares (11/99)........   2004        0.792           0.861              18,836,125
                                                               2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249
                                                               1999        1.000           1.063                 638,959

   Fundamental Value Portfolio (11/99)......................   2004        1.234           1.317              11,843,618
                                                               2003        0.903           1.234              12,622,271
                                                               2002        1.163           0.903              12,486,442
                                                               2001        1.245           1.163               8,723,448
                                                               2000        1.048           1.245               2,061,001
                                                               1999        1.000           1.048                  29,295

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        0.378           0.449               6,161,479
                                                               2003        0.284           0.378               7,020,554
                                                               2002        0.401           0.284               7,331,562
                                                               2001        0.674           0.401               9,326,574
                                                               2000        1.000           0.674               6,961,748

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                 698,253
                                                               2003        1.000           1.336                 134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                 674,660
                                                               2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541               1,323,373
                                                               2003        1.000           1.260                 557,395

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                  26,986
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)........................................   2004        1.068           1.208                 131,916
                                                               2003        1.000           1.068                  16,802

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.048           1.125               1,424,929
                                                               2003        1.000           1.048                 487,410

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.173           1.213              14,874,186
                                                               2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.728           0.773                 189,012
                                                               2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011               2,418,477
                                                               2003        0.696           0.882               3,509,039

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Putnam VT International Equity Fund -- Class IB Shares
   (continued)..............................................   2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.295           1.611               3,517,982
                                                               2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        1.225           1.309               8,139,285
                                                               2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077
                                                               2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774
                                                               1999        1.000           1.032                  42,351

   Investors Fund -- Class I (11/99)........................   2004        1.078           1.174               6,005,375
                                                               2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606
                                                               1999        1.000           1.014                  69,063

   Small Cap Growth Fund -- Class I (11/99).................   2004        1.208           1.371               2,193,044
                                                               2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.213           1.397               1,826,310
                                                               1999        1.000           1.213                  56,346

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.794           0.810                 203,625
                                                               2003        0.652           0.794                 191,601
                                                               2002        0.894           0.652                  95,273
                                                               2001        1.000           0.894                  78,232

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        0.855           0.868                 632,895
                                                               2003        0.646           0.855                 620,411
                                                               2002        0.894           0.646                 606,029
                                                               2001        1.000           0.894                 226,185

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.376           1.447               2,959,547
                                                               2003        1.061           1.376               2,337,352
                                                               2002        1.000           1.061                 224,978

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.249           1.293               2,880,403
                                                               2003        1.038           1.249               2,438,742
                                                               2002        1.000           1.038                 195,141

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.394           1.515                 562,421
                                                               2003        1.074           1.394                 427,680
                                                               2002        1.000           1.074                  31,725

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2004        1.360           1.432                 347,413
                                                               2003        1.069           1.360                 310,732
                                                               2002        1.000           1.069                   3,641

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2004        1.145           1.240              11,001,456
                                                               2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279
                                                               1999        1.000           1.052                 174,100

   Large Cap Portfolio (11/99)..............................   2004        0.724           0.761               6,116,510
                                                               2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Large Cap Portfolio  (continued).........................   2000        1.126           0.949               6,001,335
                                                               1999        1.000           1.126                 500,514

   Lazard International Stock Portfolio (5/00)..............   2004        0.747           0.853               2,599,833
                                                               2003        0.589           0.747               1,473,404

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        0.713           0.815               3,089,053
                                                               2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316
                                                               2000        1.135           1.057               3,766,401
                                                               1999        1.000           1.135                 307,732

   MFS Emerging Growth Portfolio (11/99)....................   2004        0.586           0.652               7,856,772
                                                               2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615
                                                               1999        1.000           1.433                 936,269

   MFS Value Portfolio (7/04)...............................   2004        0.994           1.122                 365,637

   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.334                  78,072
                                                               2003        1.000           1.217                  62,749

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.827           0.869                 806,240
                                                               2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

   MFS Total Return Portfolio (11/99).......................   2004        1.221           1.342              23,762,190
                                                               2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152
                                                               1999        1.000           1.003                 229,693

   Pioneer Strategic Income Portfolio (6/00)................   2004        1.255           1.373                 930,528
                                                               2003        1.065           1.255                 878,773

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Pioneer Strategic Income Portfolio  (continued)..........   2002        1.020           1.065                 990,950
                                                               2001        0.992           1.020               1,000,776
                                                               2000        0.994           0.992                 165,623

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997                 350,365
                                                               2003        1.000           0.999                   3,637

   Smith Barney Aggressive Growth Portfolio (11/99).........   2004        1.150           1.247              18,826,641
                                                               2003        0.867           1.150              20,242,471
                                                               2002        1.306           0.867              20,165,150
                                                               2001        1.381           1.306              19,643,514
                                                               2000        1.210           1.381              13,025,930
                                                               1999        1.000           1.210               1,210,115

   Smith Barney High Income Portfolio (11/99)...............   2004        1.048           1.141               6,636,147
                                                               2003        0.833           1.048               7,127,999
                                                               2002        0.873           0.833               5,888,462
                                                               2001        0.920           0.873               5,392,288
                                                               2000        1.015           0.920               3,364,568
                                                               1999        1.000           1.015                 222,226

   Smith Barney International All Cap Growth
   Portfolio (11/99)........................................   2004        0.577           0.671               4,382,954
                                                               2003        0.459           0.577               6,412,697
                                                               2002        0.627           0.459               5,876,699
                                                               2001        0.924           0.627               7,629,713
                                                               2000        1.230           0.924               6,638,564
                                                               1999        1.000           1.230                 945,011

   Smith Barney Large Cap Value Portfolio (11/99)...........   2004        0.933           1.018               6,472,999
                                                               2003        0.742           0.933               6,987,013
                                                               2002        1.008           0.742               8,814,849
                                                               2001        1.114           1.008               9,311,478
                                                               2000        0.998           1.114               5,501,375
                                                               1999        1.000           0.998               1,119,883

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        0.931           0.922              18,390,200
                                                               2003        0.640           0.931              20,579,752

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Large Capitalization Growth Portfolio          2002        0.863           0.640              21,331,286
   (continued)..............................................
                                                               2001        1.000           0.863              22,512,692
                                                               2000        1.090           1.000              17,218,164
                                                               1999        1.000           1.090               2,526,512

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.228           1.337               5,286,958
                                                               2003        0.959           1.228               6,086,848
                                                               2002        1.203           0.959               6,634,416
                                                               2001        1.355           1.203               6,353,871
                                                               2000        1.166           1.355               4,114,813
                                                               1999        1.000           1.166                 501,324

   Smith Barney Money Market Portfolio (11/99)..............   2004        1.066           1.060              10,724,738
                                                               2003        1.074           1.066              13,369,673
                                                               2002        1.075           1.074              23,858,907
                                                               2001        1.052           1.075              34,802,834
                                                               2000        1.006           1.052              16,551,256
                                                               1999        1.000           1.006               2,574,330

   Strategic Equity Portfolio (11/99).......................   2004        0.678           0.737              13,177,851
                                                               2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160
                                                               1999        1.000           1.149               1,333,895

   Travelers Managed Income Portfolio (11/99)...............   2004        1.203           1.220               8,127,637
                                                               2003        1.125           1.203               9,137,556
                                                               2002        1.116           1.125               8,505,979
                                                               2001        1.061           1.116               5,960,679
                                                               2000        0.997           1.061               2,191,946
                                                               1999        1.000           0.997                 194,554

   Van Kampen Enterprise Portfolio (11/99)..................   2004        0.649           0.665               2,734,839
                                                               2003        0.524           0.649               3,147,706
                                                               2002        0.753           0.524               3,402,420
                                                               2001        0.970           0.753               3,768,278
                                                               2000        1.152           0.970               4,201,961
                                                               1999        1.000           1.152                 614,555

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2004        0.697           0.735               8,593,546
                                                               2003        0.555           0.697              10,823,223
                                                               2002        0.834           0.555              12,482,675
                                                               2001        1.234           0.834              14,221,625
                                                               2000        1.393           1.234              13,192,232
                                                               1999        1.000           1.393               1,613,716

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.970           1.106                 477,894
                                                               2003        0.693           0.970                 734,566
                                                               2002        0.945           0.693                 646,552
                                                               2001        1.000           0.945                 301,808

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99).........   2004        1.023           1.163               5,854,650
                                                               2003        0.808           1.023               6,421,472
                                                               2002        0.905           0.808               6,685,142
                                                               2001        1.047           0.905               6,912,959
                                                               2000        1.138           1.047               6,333,548
                                                               1999        1.000           1.138               1,210,535

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.244           1.529               2,878,436
                                                               2003        0.912           1.244               1,954,640
                                                               2002        1.000           0.912                 844,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        1.178           1.219                   5,958
                                                               2003        0.963           1.178                   5,962

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.242           1.351                  53,488
                                                               2003        0.960           1.242                   8,543

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.144           1.212                   8,147
                                                               2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.303           1.446                 234,185
                                                               2003        0.984           1.303                  11,565

   Growth Fund -- Class 2 Shares (11/99)....................   2004        1.285           1.415                 542,802
                                                               2003        0.960           1.285                 291,762

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.258           1.358                 950,041
                                                               2003        0.971           1.258                 704,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2004        1.300           1.418                  56,400
                                                               2003        0.969           1.300                  29,124

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.217           1.341                 292,095
                                                               2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.440           1.757                  50,617
                                                               2003        1.000           1.440                  30,640

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.279           1.483                  61,084
                                                               2003        0.989           1.279                  19,323

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2004        1.262           1.433                  65,648
                                                               2003        0.976           1.262                  36,044
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2004        1.190           1.267                 130,325
                                                               2003        0.977           1.190                 108,325

   Diversified Strategic Income Portfolio (11/99)...........   2004        1.104           1.153                 199,486
                                                               2003        1.010           1.104                 169,179

   Equity Index Portfolio -- Class II Shares (11/99)........   2004        1.208           1.303                  31,447
                                                               2003        0.967           1.208                  14,964

   Fundamental Value Portfolio (11/99)......................   2004        1.310           1.386                 255,757
                                                               2003        0.966           1.310                 109,298

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        1.296           1.527                  25,628
                                                               2003        0.983           1.296                  18,539

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.329           1.493                  23,228
                                                               2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.238           1.364                  96,031
                                                               2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.253           1.520                  56,353
                                                               2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)........................................   2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.042           1.110                 168,773
                                                               2003        1.000           1.042                  54,678

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.040           1.067                 576,706
                                                               2003        1.012           1.040                 514,636

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        1.237           1.302                   4,172
                                                               2003        0.958           1.237                   9,165

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.250           1.421                   2,038
                                                               2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.430           1.765                  15,972
                                                               2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        1.305           1.383                 185,914
                                                               2003        0.960           1.305                 145,744

   Investors Fund -- Class I (11/99)........................   2004        1.241           1.340                   5,946
                                                               2003        0.958           1.241                      --

   Small Cap Growth Fund -- Class I (11/99).................   2004        1.412           1.591                  75,282
                                                               2003        0.970           1.412                  51,166

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        1.163           1.176                   6,295
                                                               2003        0.963           1.163                   6,109

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.246           1.300               1,120,270
                                                               2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.168           1.200               1,374,620
                                                               2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.239           1.336                 294,992
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2004        1.213           1.267                  68,535
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2004        1.230           1.322                  51,434
                                                               2003        0.958           1.230                  35,368

   Large Cap Portfolio (11/99)..............................   2004        1.179           1.228                   5,234
                                                               2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)..............   2004        1.259           1.426                  47,726
                                                               2003        1.001           1.259                   3,059

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        1.153           1.308                 143,975
                                                               2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)....................   2004        1.227           1.353                  50,553
                                                               2003        0.971           1.227                  43,740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   MFS Value Portfolio (7/04)...............................   2004        0.992           1.116                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.210           1.316                  28,853
                                                               2003        1.000           1.210                   1,879

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.223           1.274                  74,577
                                                               2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99).......................   2004        1.124           1.225                 348,726
                                                               2003        0.986           1.124                 116,554

   Pioneer Strategic Income Portfolio (6/00)................   2004        1.179           1.280                   3,608
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.987                  71,789
                                                               2003        1.000           0.997                  30,870

   Smith Barney Aggressive Growth Portfolio (11/99).........   2004        1.251           1.346                 333,858
                                                               2003        0.951           1.251                 177,260

   Smith Barney High Income Portfolio (11/99)...............   2004        1.256           1.358                 550,689
                                                               2003        1.007           1.256                 282,296

   Smith Barney International All Cap Growth
   Portfolio (11/99)........................................   2004        1.229           1.417                   2,008
                                                               2003        0.986           1.229                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2004        1.210           1.309                  23,907
                                                               2003        0.969           1.210                  23,931

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        1.366           1.341                 198,544
                                                               2003        0.946           1.366                 106,645

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.240           1.339                  42,958
                                                               2003        0.977           1.240                  27,736

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Smith Barney Money Market Portfolio (11/99)..............   2004        0.984           0.971                  35,476
                                                               2003        0.999           0.984                  17,168

   Strategic Equity Portfolio (11/99).......................   2004        1.257           1.355                  90,472
                                                               2003        0.969           1.257                   4,218

   Travelers Managed Income Portfolio (11/99)...............   2004        1.076           1.082                 297,600
                                                               2003        1.014           1.076                 267,025

   Van Kampen Enterprise Portfolio (11/99)..................   2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2004        1.195           1.251                  28,191
                                                               2003        0.959           1.195                  27,256

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.353           1.531                  68,766
                                                               2003        0.974           1.353                  18,794

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99).........   2004        1.245           1.405                 123,753
                                                               2003        0.991           1.245                  55,188

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.334           1.626                  47,123
                                                               2003        0.986           1.334                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      a. mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      b. the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      c. the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      d. sensitivity to drugs voluntarily taken, unless prescribed by a physician

      e. drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant'S 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

 Name:
          ------------------------------------
 Address:
          ------------------------------------

          ------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21261                                                              May 2, 2005

             TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund
High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth-Income Fund -- Class 2 Shares
DELAWARE VIP TRUST
   Delaware VIP REIT Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -- Appreciation Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Developing Leaders Portfolio -- Initial
     Shares(1)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund -- Class 2 Shares
   Templeton Developing Markets Securities Fund -- Class 2 Shares
   Templeton Foreign Securities Fund -- Class 2 Shares
   Templeton Growth Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares
JANUS ASPEN SERIES
   Global Technology Portfolio -- Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
   Mid-Cap Value Portfolio
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund -- Class III(2)
   Mercury Value Opportunities V.I. Fund -- Class III(3)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I(4)
   Investors Fund -- Class I
   Large Cap Growth Fund -- Class I
   Small Cap Growth Fund -- Class I
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio
   Disciplined Mid Cap Stock Portfolio
   Equity Income Portfolio
   Federated High Yield Portfolio
   Large Cap Portfolio
   Managed Allocation Series: Aggressive Portfolio
   Managed Allocation Series: Conservative Portfolio
   Managed Allocation Series: Moderate Portfolio
   Managed Allocation Series: Moderate-Aggressive Portfolio
   Managed Allocation Series: Moderate-Conservative Portfolio
   Mercury Large Cap Core Portfolio(5)
   MFS Mid Cap Growth Portfolio
   MFS Value Portfolio
   Mondrian International Stock Portfolio(6)
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Social Awareness Stock Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
   Travelers Quality Bond Portfolio
   U.S. Government Securities Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio
   SB Adjustable Rate Income Portfolio Smith Barney Class
   Strategic Equity Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service Class 2
   Mid Cap Portfolio -- Service Class 2

----------
(1)   Formerly Small Cap Portfolio -- Initial Shares
(2)   Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III
(3)   Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III
(4)   Formerly Capital Fund -- Class I
(5)   Formerly Merrill Lynch Large Cap Core Portfolio
(6)   Formerly Lazard International Stock Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...................................................................    3
Summary....................................................................    5
Fee Table..................................................................    9
Condensed Financial Information............................................   17
The Annuity Contract.......................................................   17
   Contract Owner Inquiries................................................   18
   Purchase Payments.......................................................   19
   Purchase Payment Credits................................................   19
   Accumulation Units......................................................   19
   The Variable Funding Options............................................   20
The Fixed Account..........................................................   26
Charges and Deductions.....................................................   26
   General.................................................................   26
   Withdrawal Charge.......................................................   27
   Free Withdrawal Allowance...............................................   28
   Transfer Charge.........................................................   28
   Administrative Charges..................................................   28
   Mortality and Expense Risk Charge.......................................   28
   Variable Liquidity Benefit Charge.......................................   28
   Enhanced Stepped-Up Provision Charge....................................   29
   Guaranteed Minimum Withdrawal Benefit Charge............................   29
   Variable Funding Option Expenses........................................   29
   Premium Tax.............................................................   29
   Changes in Taxes Based upon Premium or Value............................   29
Transfers..................................................................   29
   Dollar Cost Averaging...................................................   31
Access to Your Money.......................................................   31
   Guaranteed Minimum Withdrawal Benefit...................................   32
   Systematic Withdrawals..................................................   37
Ownership Provisions.......................................................   38
   Types of Ownership......................................................   38
     Contract Owner........................................................   38
     Beneficiary...........................................................   38
     Annuitant.............................................................   38
Death Benefit..............................................................   39
   Death Proceeds before the Maturity Date.................................   39
   Enhanced Stepped-Up Provision...........................................   40
   Payment of Proceeds.....................................................   40
   Spousal Contract Continuance............................................   42
   Beneficiary Contract Continuance........................................   42
   Planned Death Benefit...................................................   43
   Death Proceeds after the Maturity Date..................................   43
The Annuity Period.........................................................   43
   Maturity Date...........................................................   43
   Allocation of Annuity...................................................   44
   Variable Annuity........................................................   44
   Fixed Annuity...........................................................   44
Payment Options............................................................   45
   Election of Options.....................................................   45
   Annuity Options.........................................................   45
   Variable Liquidity Benefit..............................................   45
Miscellaneous Contract Provisions..........................................   46
   Right to Return.........................................................   46
   Termination.............................................................   46
   Required Reports........................................................   46
   Suspension of Payments..................................................   46
The Separate Accounts......................................................   47
   Performance Information.................................................   47
Federal Tax Considerations.................................................   48
   General Taxation of Annuities...........................................   48
   Types of Contracts: Qualified and Non-qualified.........................   48
   Qualified Annuity Contracts.............................................   48
     Taxation of Qualified Annuity Contracts...............................   48
     Mandatory Distributions for Qualified Plans...........................   48
   Non-qualified Annuity Contracts.........................................   49
     Diversification Requirements for Variable Annuities...................   50
     Ownership of the Investments..........................................   50
     Taxation of Death Benefit Proceeds....................................   50
   Other Tax Considerations................................................   50
     Treatment of Charges for Optional Benefits............................   50
     Penalty Tax for Premature Distribution................................   50
     Puerto Rico Tax Considerations........................................   50
     Non-Resident Aliens...................................................   51
Other Information..........................................................   51
   The Insurance Companies.................................................   51
   Financial Statements....................................................   52
   Distribution of Variable Annuity Contracts..............................   52
   Conformity with State and Federal Laws..................................   54
   Voting Rights...........................................................   54
   Restrictions on Financial Transactions..................................   54
   Legal Proceedings and Opinions..........................................   54
Appendix A: Condensed Financial Information for The Travelers Insurance
   Company:
   Separate Account BD III.................................................  A-1
Appendix B: Condensed Financial Information for The Travelers Life and
   Annuity Company:
   Separate Account BD IV..................................................  B-1
Appendix C: The Fixed Account..............................................  C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement.......  D-1
Appendix E: Contents of the Statement of Additional Information............  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                   TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................     8%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ASSOCIATED PURCHASE
PAYMENT CREDITS WITHDRAWN)

TRANSFER CHARGE...................................................     $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................     8%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY
PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE
THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET
INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................     $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

                     YEARS SINCE PURCHASE                  WITHDRAWAL
                         PAYMENT MADE                        CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               4 years                8%
                  4 years               5 years                7%
                  5 years               6 years                6%
                  6 years               7 years                5%
                  7 years               8 years                3%
                  8 years               9 years                1%
                  9 years+                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

                     YEARS SINCE INITIAL                   WITHDRAWAL
                       PURCHASE PAYMENT                      CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               4 years                8%
                  4 years               5 years                7%
                  5 years               6 years                6%
                  6 years               7 years                5%
                  7 years               8 years                3%
                  8 years               9 years                1%
                  9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                               ----------------------       ----------------------
Mortality and Expense Risk Charge..........             1.25%                       1.45%
Administrative Expense Charge..............             0.15%                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.40%                       1.60%
Optional E.S.P. Charge.....................             0.20%                       0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.60%                       1.80%
Optional GMWB I Charge.....................             0.40%(5)                    0.40%(5)
Optional GMWB II Charge....................             0.50%(5)                    0.50%(5)
Optional GMWB III Charge...................             0.25%                       0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             1.80%                       2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             1.90%                       2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.65%                       1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             2.00%                       2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.10%                       2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             1.85%                       2.05%

----------
(5)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                             MINIMUM     MAXIMUM
                                                             -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.) ...    0.41%       1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
Capital Appreciation Fund .....           0.70%            --           0.08%          0.78%            --             --(1),(35)
High Yield Bond Trust .........           0.45%            --           0.18%          0.63%            --             --(2),(35)
Managed Assets Trust ..........           0.50%            --           0.11%          0.61%            --             --(29),(35)
Money Market Portfolio ........           0.32%            --           0.10%          0.42%            --             --(29),(35)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+ .           0.61%            --           0.30%          0.91%            --           0.91%(3)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+ ................           0.75%          0.25%          0.05%          1.05%            --           1.05%(4)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares* ................           0.61%          0.25%          0.04%          0.90%            --             --(35)
   Growth Fund -- Class 2
     Shares* ..................           0.35%          0.25%          0.01%          0.61%            --           0.61%
   Growth-Income Fund -- Class
     2 Shares* ................           0.29%          0.25%          0.02%          0.56%            --             --(35)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+ ...............           1.25%            --           0.44%          1.69%            --             --(5),(35)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ...........           0.74%            --           0.10%          0.84%            --           0.84%(6)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares ...........           0.75%            --           0.04%          0.79%            --           0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares ...................           0.75%            --           0.04%          0.79%            --           0.79%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares* ..           0.60%          0.25%          0.15%          1.00%            --           1.00%(7)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares* .......           1.25%          0.25%          0.29%          1.79%            --           1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares* ................           0.68%          0.25%          0.19%          1.12%          0.05%          1.07%(8)
   Templeton Growth
     Securities Fund -- Class
     2 Shares* ................           0.79%          0.25%          0.07%          1.11%            --           1.11%(9)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* .........           0.31%          0.25%          0.03%          0.59%            --           0.59%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares ...........           0.87%            --           0.17%          1.04%            --           1.04%(10)
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares ...........           0.65%            --           0.44%          1.09%          0.02%          1.07%(11)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+ .........           0.55%          0.25%          0.01%          0.81%            --           0.81%
   Global Life Sciences
     Portfolio -- Service
     Shares*+ .................           0.64%          0.25%          0.25%          1.14%            --           1.14%
   Global Technology
     Portfolio -- Service
     Shares* ..................           0.64%          0.25%          0.07%          0.96%            --           0.96%
   Worldwide Growth Portfolio
     -- Service Shares*+ ......           0.60%          0.25%          0.03%          0.88%            --           0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio* ...........           0.75%          0.25%          0.37%          1.37%            --           1.37%(12)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            0.50%            --           0.39%          0.89%            --           0.89%
   Mid-Cap Value Portfolio ....           0.75%            --           0.42%          1.17%            --           1.17%
FAM VARIABLE SERIES FUNDS,
   INC.
   Mercury Global Allocation
     V.I. Fund -- Class III* ..           0.65%          0.25%          0.11%          1.01%            --           1.01%
   Mercury Value
     Opportunities V.I. Fund
     -- Class III* ............           0.75%          0.25%          0.07%          1.07%            --           1.07%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*           0.66%          0.25%          0.01%          0.92%            --           0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ....           0.25%          0.15%          0.25%          0.65%            --           0.65%(13)
   Total Return Portfolio --
     Administrative Class* ....           0.25%          0.15%          0.25%          0.65%            --           0.65%(13)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+            0.70%          0.25%          0.38%          1.33%            --           1.33%(14)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+ .................           0.75%          0.25%          0.19%          1.19%            --           1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares* .           0.77%          0.25%          0.10%          1.12%            --           1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I ....           0.81%            --           0.08%          0.89%            --           0.89%(15)
   Investors Fund -- Class I ..           0.68%            --           0.09%          0.77%            --           0.77%(16)
   Large Cap Growth Fund --
     Class I ..................           0.71%            --           0.86%          1.57%            --             --(17),(35)
   Small Cap Growth Fund --
     Class I ..................           0.75%            --           0.28%          1.03%            --           1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio ................           0.60%            --           0.15%          0.75%            --             --(29),(35)
   Disciplined Mid Cap Stock ..
     Portfolio ................           0.70%            --           0.12%          0.82%            --             --(29),(35)
   Equity Income Portfolio
                                          0.73%            --           0.11%          0.84%            --             --(18),(35)
   Federated High Yield
     Portfolio ................           0.65%            --           0.22%          0.87%            --             --(29),(35)
   Federated Stock Portfolio+ .
                                          0.63%            --           0.31%          0.94%            --             --(29),(35)
   Large Cap Portfolio ........           0.75%            --           0.11%          0.86%            --           0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio .....           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
   Managed Allocation Series: .           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
     Conservative Portfolio
   Managed Allocation Series:
     Moderate Portfolio .......           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio ................           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio ................           0.15%            --           0.26%          0.41%          0.06%          0.35%(19)
   Mercury Large Cap Core
     Portfolio ................           0.79%            --           0.16%          0.95%            --             --(20),(35)
   MFS Mid Cap Growth
     Portfolio ................           0.75%            --           0.13%          0.88%            --             --(21),(35)
   MFS Value Portfolio ........           0.72%            --           0.39%          1.11%            --             --(22),(35)
   Mondrian International
     Stock Portfolio ..........           0.72%            --           0.19%          0.91%            --             --(23),(35)
   Pioneer Fund Portfolio .....           0.75%            --           0.37%          1.12%            --             --(24),(35)
   Pioneer Mid Cap Value
     Portfolio ................           0.75%            --           0.43%          1.18%          0.18%          1.00%(25)
   Social Awareness Stock
     Portfolio ................           0.61%            --           0.14%          0.75%            --             --(26),(35)
   Style Focus Series: Small
     Cap Growth Portfolio .....           0.85%            --           0.43%          1.28%          0.18%          1.10%(27)
   Style Focus Series: Small
     Cap Value Portfolio ......           0.83%            --           0.43%          1.26%          0.16%          1.10%(28)
   Travelers Quality Bond
     Portfolio ................           0.32%            --           0.12%          0.44%            --             --(29),(35)
   U.S. Government Securities
     Portfolio ................           0.32%            --           0.11%          0.43%            --             --(29),(35)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio ................           0.80%            --           0.05%          0.85%            --           0.85%
   MFS Total Return Portfolio .           0.77%            --           0.02%          0.79%            --           0.79%(30)
   Pioneer Strategic Income
     Portfolio ................           0.75%            --           0.15%          0.90%            --           0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class* ...................           0.60%          0.25%          0.46%          1.31%            --           1.31%
   Strategic Equity Portfolio .           0.80%            --           0.05%          0.85%            --           0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares* ...............           0.57%          0.25%          0.04%          0.86%            --           0.86%
   Enterprise Portfolio Class
     II Shares*+ ..............           0.50%          0.25%          0.13%          0.88%            --             --(31),(35)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class 2* .........           0.57%          0.25%          0.11%          0.93%            --             --(32),(35)
   Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*+ ........           0.58%          0.25%          0.38%          1.21%            --             --(33),(35)
   Mid Cap Portfolio --
     Service Class 2* .........           0.57%          0.25%          0.14%          0.96%            --             --(34),(35)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(5) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(7) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(9) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(11) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints: 0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(12) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(13) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(15) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(16) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(17) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(23) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(24) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(29) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(30) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(31) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(32) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(33) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(35) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
      --------------                                                              -------------          ------------------
      Capital Appreciation Fund..........................................             0.01%                     0.77%
      High Yield Bond Trust..............................................             0.03%                     0.60%
      Managed Assets Trust...............................................             0.01%                     0.60%
      Money Market Portfolio.............................................             0.02%                     0.40%
      Global Growth Fund -- Class 2 Shares...............................             0.01%                     0.89%
      Growth-Income Fund -- Class 2 Shares...............................             0.01%                     0.55%
      Credit Suisse Trust Emerging Market Portfolio......................             0.29%                     1.40%
      Large Cap Growth Fund -- Class I...................................             0.57%                     1.00%
      Convertible Securities Portfolio...................................             0.01%                     0.74%
      Disciplined Mid Cap Stock Portfolio................................             0.02%                     0.80%
      Equity Income Portfolio............................................             0.01%                     0.83%
      Federated High Yield Portfolio.....................................             0.04%                     0.83%
      Federated Stock Portfolio..........................................             0.11%                     0.83%
      Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
      MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
      MFS Value Portfolio................................................             0.11%                     1.00%
      Mondrian International Stock Portfolio.............................             0.02%                     0.89%
      Pioneer Fund Portfolio.............................................             0.13%                     0.99%
      Social Awareness Stock Portfolio...................................             0.04%                     0.71%
      Travelers Quality Bond Portfolio...................................             0.02%                     0.42%
      U.S. Government Securities Portfolio...............................             0.01%                     0.42%
      Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
      Contrafund(R) Portfolio -- Service Class 2.........................             0.02%                     0.91%
      Dynamic Capital Appreciation Portfolio -- Service Class 2..........             0.19%                     1.02%
      Mid Cap Portfolio -- Service Class 2...............................             0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------   -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1225     2195       3034      4712      463      1395       2334       4712
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1089     1799       2395      3543      327       999       1695       3543

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------   -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1166     2025       2762      4226      404      1225       2062       4226
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1030     1622       2102      2977      268       822       1402       2977

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                            ------    -------   -------    --------  ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     1176      2054      2808       4309      414       1254       2108       4309
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1040      1651      2151       3074      278        851       1451       3074

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                            ------    -------   -------    --------  ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     1152      1982      2692       4099      390       1182       1992       4099
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1015      1577      2028       2830      253        777       1328       2830

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                                 ANNUITANT ON THE CONTRACT DATE
---------------------------------------               -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision  (E.S.P.)                                    Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund)

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund         Travelers Asset Management
                                           normally invests in below                   International Company LLC
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           Travelers Asset Management
                                           normally invests in equities,               International Company LLC
                                           convertible and fixed-income                Subadviser: Travelers Investment
                                           securities. The Fund's policy is to         Management Company
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              Travelers Asset Management
                                           preservation of capital and liquidity.      International Company LLC
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                      capital. Income is a secondary
                                           objective. The Fund invests, normally,
                                           at least 80% of its net assets, plus
                                           the amount of any borrowings for
                                           investment purposes, in equity
                                           securities, including convertible
                                           securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co.
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co.
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      Capital Research and Management
                                           The Fund normally invests in common         Co.
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The      Credit Suisse Asset Management,
     Market Portfolio+                     Fund normally invests in equity             LLC
                                           securities of companies located in, or      Subadviser: Credit Suisse Asset
                                           conducting a majority of their              Management Limited (U.K.),
                                           business, in emerging markets.              (Australia)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                                capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   The Dreyfus Corporation
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset
     Aggressive Growth Fund -- Class I     normally invests in common stocks of        Management, Inc.
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          Salomon Brothers Asset
     Income Fund -- Class I Shares         growth. The Fund normally invests in        Management, Inc.
                                           equity securities that provide
                                           dividend or interest income and
                                           non-income producing stocks for
                                           potential appreciation in value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital Management LLC
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital Management LLC
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital Management LLC
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital Management LLC
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. dba Mercury
                                           portfolio of equity, debt and money         Advisors
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located around the world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      Merrill Lynch Investment
     Fund -- Class III                     Fund normally invests in common stocks      Managers, L.P. dba Mercury
                                           of small cap companies and emerging         Advisors
                                           growth companies believed to have
                                           special investment value.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return (which              Oppenheimer Funds, Inc.
     Service Shares                        includes growth in the value of its
                                           shares as well as current income) from
                                           equity and debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund invests mainly in common stocks
                                           of U.S. companies, with a focus on
                                           growth stocks. Growth stocks are
                                           issued by companies that Putnam
                                           Management believes are fast-growing
                                           and whose earnings are likely to
                                           increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset
                                           normally invests in common stocks and       Management, Inc.
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
   Investors Fund -- Class I               Seeks long term growth of capital.          Salomon Brothers Asset
                                           Secondarily seeks current income. The       Management, Inc.
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      Salomon Brothers Asset
                                           Fund normally invests in equity             Management, Inc.
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      Salomon Brothers Asset
                                           Fund normally invests in equity             Management, Inc.
                                           securities of companies with small
                                           market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            Travelers Asset Management
                                           appreciation. The Fund normally             International Company LLC
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in the equity              International Company LLC
                                           securities of companies with mid-size       Subadviser: Travelers Investment
                                           market capitalizations.                     Management Company

   Equity Income Portfolio                 Seeks reasonable income by investing        Travelers Asset Management
                                           primarily in income producing equity        International Company LLC
                                           securities. In choosing these               Subadviser: Fidelity Management &
                                           securities, the fund will also              Research Company
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Federated High Yield Portfolio          Seeks high current income. The Fund         Travelers Asset Management
                                           normally invests in below                   International Company LLC
                                           investment-grade bonds and debt             Subadviser: Federated Investment
                                           securities.                                 Management Company

   Federated Stock Portfolio+              Seeks growth of income and capital.         Travelers Asset Management
                                           The Fund normally invests in equity         International Company LLC
                                           securities of high quality companies.       Subadviser: Federated Equity
                                                                                       Management Company of Pennsylvania

   Large Cap Portfolio                     Seeks long term growth of capital. The      Travelers Asset Management
                                           Fund normally invests in the                International Company LLC
                                           securities of companies with large          Subadviser: Fidelity Management &
                                           market capitalizations.                     Research Company

   Managed Allocation Series:              Seeks long-term growth of capital. The      Travelers Asset Management
     Aggressive Portfolio                  Fund normally invests in other              International Company LLC
                                           investment companies ("Underlying           Subadviser: Deutsche Investment
                                           Funds") that invest primarily in            Management Americas Inc.
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        Travelers Asset Management
     Conservative Portfolio                with some consideration given to            International Company LLC
                                           growth of capital. The Fund normally        Subadviser: Deutsche Investment
                                           invests in other investment companies       Management Americas Inc.
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        Travelers Asset Management
     Moderate Portfolio                    of current income and growth of             International Company LLC
                                           capital, with a greater emphasis on         Subadviser: Deutsche Investment
                                           growth of capital. The Fund normally        Management Americas Inc.
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      Travelers Asset Management
     Moderate-Aggressive Portfolio         Fund normally invests in other              International Company LLC
                                           investment companies ("Underlying           Subadviser: Deutsche Investment
                                           Funds") that invest in both equity and      Management Americas Inc.
                                           debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        Travelers Asset Management
     Moderate-Conservative Portfolio       of current income and growth of             International Company LLC
                                           capital, with a greater emphasis on         Subadviser: Deutsche Investment
                                           income. The Fund normally invests in        Management Americas Inc.
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         Travelers Asset Management
                                           Fund normally invests in a diversified      International Company LLC
                                           portfolio of equity securities of           Subadviser: Merrill Lynch
                                           large cap companies.                        Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      Travelers Asset Management
                                           Fund normally invests in equity             International Company LLC
                                           securities of companies with medium         Subadviser: MFS
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and              Travelers Asset Management
                                           reasonable income. The Fund normally        International Company LLC
                                           invests in income producing equity          Subadviser: MFS
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund        Travelers Asset Management
     Portfolio                             normally invests in equity securities       International Company LLC
                                           of relatively large non-U.S. companies.     Subadviser: Mondrian Investment
                                                                                       Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         Travelers Asset Management
                                           growth. The Fund invests in equity          International Company LLC
                                           securities, primarily of U.S. issuers.      Subadviser: Pioneer Investment
                                                                                       Management, Inc.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        Travelers Asset Management
                                           normally invests in the equity              International Company LLC
                                           securities of mid-size companies.           Subadviser: Pioneer Investment
                                                                                       Management, Inc.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment
                                           income. The Fund normally invests in
                                           equity securities of large and
                                           mid-size companies that meet certain
                                           investment and social criteria.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        Travelers Asset Management
     Growth Portfolio                      normally invests in common stocks and       International Company LLC
                                           other equity securities of small U.S.       Subadviser: Travelers Investment
                                           companies.                                  Management Company and Janus
                                                                                       Capital Management LLC

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                       normally invests in common stocks and       International Company LLC
                                           other equity securities of small U.S.       Subadviser: Travelers Investment
                                           companies.                                  Management Company and Dreman
                                                                                       Value Management L.L.C.

   Travelers Quality Bond Portfolio        Seeks current income and total return       Travelers Asset Management
                                           with moderate capital volatility. The       International Company LLC
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and      Travelers Asset Management
     Portfolio                             high credit quality. The Fund normally      International Company LLC
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        Subadviser:  AIM Capital
                                           companies that are likely to benefit        Management Inc.
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       Travelers Investment Adviser Inc.
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         Travelers Investment Adviser Inc.
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------     -----------------------------------------   -----------------------------------
   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                           equity securities.                          Research Company
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        Fidelity Management & Research
     Class 2                               by investing in common stocks of            Company
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Dynamic Capital Appreciation            Seeks capital appreciation by               Fidelity Management & Research
     Portfolio -- Service Class 2+         investing in common stocks of domestic      Company
                                           and foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        Fidelity Management & Research
                                           investing in common stocks of               Company
                                           companies with medium market
                                           capitalizations.

----------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o administration of the annuity options available under the Contracts and

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your registered representative and

      o     other costs of doing business

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                       YEARS SINCE PURCHASE                  WITHDRAWAL
                           PAYMENT MADE                        CHARGE
              --------------------------------------         ----------
              GREATER THAN OR EQUAL    BUT LESS THAN
                       TO
                     0 years              4 years                8%
                     4 years              5 years                7%
                     5 years              6 years                6%
                     6 years              7 years                5%
                     7 years              8 years                3%
                     8 years              9 years                1%
                     9+ years                                    0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     under the Managed Distribution Program, or

      o under the Nursing Home Confinement provision (as described in Appendix D).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                     YEARS SINCE INITIAL                       WITHDRAWAL
                      PURCHASE PAYMENT                           CHARGE
        --------------------------------------------           ----------
        GREATER THAN OR EQUAL TO       BUT LESS THAN
                 0 years                  4 years                  8%
                 4 years                  5 years                  7%
                 5 years                  6 years                  6%
                 6 years                  7 years                  5%
                 7 years                  8 years                  3%
                 8 years                  9 years                  1%
                 9+ years                                          0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o     the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

----------------------------------------------------------------------------------------------------------------------------

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III

----------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

----------------------------------------------------------------------------------------------------------------------------

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I              GMWB II           GMWB III
                                                                      ------              -------           --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:........................................    5% of RBB            5% of RBB          5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................    10% of RBB          10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000            (5,000 X
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    (1-88,901/100,000)=
                                         8,203                  500                            $11,099               $555
----------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,099               $555
----------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $111,900          $90,000               $4,500          $80,100          $88,901              $4,445
----------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $111,900           91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL
                                  [100,000 -- (100,000    [5,000 -- (5,000 X               [100,000 -- (100,000       [5,000 X
                                   X 10,000/121,900)]    91,797/100,000)]                 X 10,000/90,100)]    (88,901/100,000)]
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,203                $410           $10,000          $11,099               $555
----------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

      o     a qualified retirement plan (Code Section 401),

      o     a tax-sheltered annuity (Code Section 403(b)),

      o     an individual retirement account (Code Sections 408(a)),

      o     an individual retirement annuity (Code Section 408(b)), or

      o     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and

            AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I       GMWB II      GMWB III
                                              ------       -------      --------
Current Annual Charge                          0.40%        0.50%         0.25%
Maximum Annual Charge After a Reset.......     1.00%        1.00%          N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
------------------------------------------------------------------------------------------------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
------------------------------------------------------------------------------------------------------------------------
RESET                                    Yes                             Yes                              No
------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o     the death benefit will not be payable upon the Annuitant's death

      o     the Contingent Annuitant becomes the Annuitant

      o     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies), or      Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies), or      Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                     Yes
NOT THE ANNUITANT)                     owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies), or      Unless the beneficiary elects to          Yes
THE ANNUITANT)                         if none, to the               continue the Contract rather than
                                       surviving joint owner.        receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint           Unless the spouse elects to               Yes
THE ANNUITANT)                         owner.                        continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or      Unless the spouse elects to               Yes
ANNUITANT)                             if none, to the               continue the Contract.
                                       surviving joint owner.
                                                                     A spouse who is not the beneficiary
                                                                     may decline to continue the
                                                                     Contract and instruct the company
                                                                     to pay the beneficiary who may
                                                                     elect to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       Contract Owner.  If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the           But if there is a Contingent
                                       joint owner.  If none,        Annuitant, then the Contingent
                                       then to the Contract          Annuitant becomes the Annuitant and
                                       Owner's estate.               the Contract continues in effect
                                                                     (generally using the original
                                                                     Maturity Date). The proceeds will
                                                                     then be paid upon the death of the
                                                                     Contingent Annuitant or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                 Yes
OWNER)                                 is the Annuitant" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A             The beneficiary(ies)                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)                (e.g. the trust).or if                                                 Annuitant is
                                        none, to the owner.                                                    treated as death
                                                                                                               of the owner in
                                                                                                               these
                                                                                                               circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING          No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)               payable; Contract
                                        continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                             No death proceeds are                                                  N/A
                                        payable; Contract
                                        continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                  No death proceeds are                                                  N/A
                                        payable; Contract
                                        continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY                                                  MANDATORY PAYOUT
         THE DEATH OF THE                  THE PROCEEDS TO:          UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary(ies),         Unless the beneficiary elects to          Yes
                                       or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                   N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                   N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Capital Appreciation Fund (5/00).........................   2004        0.492           0.580               1,259,417
                                                               2003        0.400           0.492               1,688,768
                                                               2002        0.541           0.400               1,612,958
                                                               2001        0.742           0.541               1,770,037
                                                               2000        1.000           0.742                 189,085

   High Yield Bond Trust (5/04).............................   2004        1.000           1.070                  12,731

   Managed Assets Trust (5/04)..............................   2004        1.000           1.078                 129,391

   Money Market Portfolio (2/98)............................   2004        1.150           1.146               1,934,132
                                                               2003        1.157           1.150               2,696,830
                                                               2002        1.158           1.157               3,968,056
                                                               2001        1.131           1.158               3,881,543
                                                               2000        1.080           1.131                 293,012

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.751           0.783                 835,150
                                                               2003        0.609           0.751                 895,510
                                                               2002        0.885           0.609                 994,353
                                                               2001        1.000           0.885                 421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.625           0.668               1,057,694
                                                               2003        0.514           0.625               1,190,268
                                                               2002        0.753           0.514               1,278,582
                                                               2001        0.925           0.753                 892,135
                                                               2000        1.127           0.925                  96,323

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        0.989           1.106                 820,524
                                                               2003        0.741           0.989                 734,396

   Growth Fund -- Class 2 Shares (12/99)....................   2004        0.989           1.097               1,620,395
                                                               2003        0.733           0.989               1,423,815

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2004        1.167           1.271               1,515,560
                                                               2003        0.894           1.167               1,322,363

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2004        0.819           1.009                  71,547
                                                               2003        0.581           0.819                  70,125
                                                               2002        0.667           0.581                  23,079
                                                               2001        0.748           0.667                 246,451
                                                               2000        1.000           0.748                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2004        1.714           2.221                 585,483
                                                               2003        1.297           1.714                 586,611
                                                               2002        1.258           1.297                 542,919
                                                               2001        1.173           1.258                 169,706
                                                               2000        1.000           1.173                   7,111

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/00).......................   2004        0.989           1.086               1,242,192
                                                               2003        0.762           0.989               1,336,406
                                                               2002        0.955           0.762               1,207,213
                                                               2001        1.032           0.955                 472,852
                                                               2000        1.000           1.032                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/00).......................   2004        0.857           0.888                 580,657
                                                               2003        0.717           0.857                 659,588
                                                               2002        0.873           0.717                 537,694
                                                               2001        0.977           0.873                 175,799
                                                               2000        1.000           0.977                   6,817

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.043           1.158                 646,673
                                                               2003        0.845           1.043                 457,584
                                                               2002        1.000           0.845                 119,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                  54,824
                                                               2003        1.000           1.448                   1,000

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)  2004        0.926           1.082                 322,771
                                                               2003        0.710           0.926                 249,365
                                                               2002        0.884           0.710                 169,930
                                                               2001        1.068           0.884                  49,286
                                                               2000        1.082           1.068                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.032           1.180                 238,864
                                                               2003        0.792           1.032                 107,706
                                                               2002        1.000           0.792                   1,558

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2004        0.792           0.861               1,872,075
                                                               2003        0.629           0.792               1,945,736
                                                               2002        0.822           0.629               1,408,585
                                                               2001        0.951           0.822               1,012,410

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.047           1.126                 114,646
                                                               2003        0.758           1.047                  75,568
                                                               2002        1.000           0.758                  18,468

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (5/02)............................................   2004        1.027           1.098                  48,617
                                                               2003        0.800           1.027                  51,399
                                                               2002        1.000           0.800                   8,717

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2004        0.941           1.004               1,915,626
                                                               2003        0.839           0.941               2,255,765
                                                               2002        0.911           0.839               2,455,936
                                                               2001        0.972           0.911               1,563,586
                                                               2000        1.000           0.972                 493,338

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2004        0.805           0.907                 414,066
                                                               2003        0.647           0.805                 486,503
                                                               2002        0.931           0.647                 327,504
                                                               2001        1.135           0.931                 179,330
                                                               2000        1.000           1.135                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2004        0.349           0.346                 819,133
                                                               2003        0.242           0.349                 922,256
                                                               2002        0.415           0.242                 947,203
                                                               2001        0.672           0.415                 631,575
                                                               2000        1.000           0.672                  30,577

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.544           0.561                 770,248
                                                               2003        0.446           0.544                 915,111
                                                               2002        0.609           0.446               1,080,320
                                                               2001        0.798           0.609                 919,187
                                                               2000        1.000           0.798                 381,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                   6,516
                                                               2003        1.000           1.336                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                  84,102
                                                               2003        1.000           1.244                  17,546

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541                  41,464
                                                               2003        1.000           1.260                   5,686

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                  54,657
                                                               2003        1.000           1.074                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.068           1.208                  11,133
                                                               2003        1.000           1.068                   1,000

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.074                   2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.048           1.125                 235,306
                                                               2003        1.000           1.048                  29,952

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.173           1.213               6,033,661
                                                               2003        1.132           1.173               6,603,100
                                                               2002        1.053           1.132               5,715,152
                                                               2001        1.000           1.053               1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.728           0.773                 303,680
                                                               2003        0.560           0.728                 322,550
                                                               2002        0.806           0.560                 354,885
                                                               2001        1.000           0.806                  90,017

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011                 177,298
                                                               2003        0.696           0.882                 174,431
                                                               2002        0.857           0.696                 120,823
                                                               2001        1.000           0.857                 172,126

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.295           1.611               1,251,913
                                                               2003        0.877           1.295               1,304,358
                                                               2002        1.088           0.877               1,111,270
                                                               2001        1.000           1.088                 218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2004        1.225           1.309               1,743,085
                                                               2003        0.894           1.225               1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   All Cap Fund -- Class I  (continued).....................   2002        1.209           0.894               1,672,013
                                                               2001        1.204           1.209                 894,987

   Investors Fund -- Class I (5/01).........................   2004        1.078           1.174               1,484,092
                                                               2003        0.826           1.078               1,479,023
                                                               2002        1.089           0.826               1,316,924
                                                               2001        1.152           1.089                 505,781

   Large Cap Growth Fund -- Class I (5/02)..................   2004        1.140           1.130                  64,596
                                                               2003        0.800           1.140                  63,373
                                                               2002        1.000           0.800                  20,665

   Small Cap Growth Fund -- Class I (3/01)..................   2004        1.208           1.371                 305,465
                                                               2003        0.823           1.208                 348,334
                                                               2002        1.278           0.823                 374,428
                                                               2001        1.397           1.278                 166,046

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)..................   2004        1.148           1.203               1,104,384
                                                               2003        0.922           1.148               1,173,473
                                                               2002        1.005           0.922                 869,622
                                                               2001        1.028           1.005                 836,858
                                                               2000        1.000           1.028                  70,310

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2004        1.104           1.268                 520,514
                                                               2003        0.837           1.104                 521,073
                                                               2002        0.991           0.837                 609,372
                                                               2001        1.047           0.991                 213,661
                                                               2000        1.000           1.047                      --

   Equity Income Portfolio (4/00)...........................   2004        1.145           1.240               3,118,779
                                                               2003        0.885           1.145               3,246,588
                                                               2002        1.043           0.885               2,913,402
                                                               2001        1.133           1.043               1,567,212
                                                               2000        1.052           1.133                 197,368

   Federated High Yield Portfolio (5/00)....................   2004        1.161           1.263               1,384,768
                                                               2003        0.962           1.161               1,434,675
                                                               2002        0.940           0.962                 714,245

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Federated High Yield Portfolio  (continued)..............   2001        0.935           0.940                  76,897
                                                               2000        1.000           0.935                      --

   Federated Stock Portfolio (5/00).........................   2004        1.050           1.145                 322,323
                                                               2003        0.834           1.050                 350,988
                                                               2002        1.049           0.834                 384,838
                                                               2001        1.046           1.049                 543,886
                                                               2000        1.000           1.046                      --

   Large Cap Portfolio (11/99)..............................   2004        0.724           0.761                 335,600
                                                               2003        0.589           0.724                 350,858
                                                               2002        0.774           0.589                 292,511
                                                               2001        0.949           0.774                 201,210
                                                               2000        1.126           0.949                  72,389

   Lazard International Stock Portfolio (5/00)..............   2004        0.747           0.853                 422,641
                                                               2003        0.589           0.747                 432,727
                                                               2002        0.686           0.589                 289,734
                                                               2001        0.943           0.686                 286,652
                                                               2000        1.000           0.943                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2004        0.713           0.815                 357,722
                                                               2003        0.597           0.713                 361,013
                                                               2002        0.808           0.597                 331,234
                                                               2001        1.057           0.808                 253,154
                                                               2000        1.135           1.057                   8,995

   MFS Emerging Growth Portfolio (4/00).....................   2004        0.586           0.652                 618,384
                                                               2003        0.460           0.586                 589,383
                                                               2002        0.710           0.460                 567,780
                                                               2001        1.128           0.710                 376,108
                                                               2000        1.433           1.128                  99,230

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        0.503           0.566                 853,578
                                                               2003        0.372           0.503                 874,458
                                                               2002        0.737           0.372                 765,147
                                                               2001        0.980           0.737                 619,700
                                                               2000        1.000           0.980                  15,819

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.122                  25,036

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.334                      --
                                                               2003        1.000           1.217                   1,000

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.083                  23,686

   Travelers Quality Bond Portfolio (5/00)..................   2004        1.220           1.243               3,062,300
                                                               2003        1.156           1.220               3,360,059
                                                               2002        1.108           1.156               3,173,200
                                                               2001        1.049           1.108               2,094,699
                                                               2000        1.000           1.049                 137,637

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.052                  64,098

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.827           0.869                 463,100
                                                               2003        0.649           0.827                 436,166
                                                               2002        0.864           0.649                 153,676
                                                               2001        1.000           0.864                  53,578

   MFS Total Return Portfolio (6/00)........................   2004        1.221           1.342               5,170,815
                                                               2003        1.062           1.221               5,160,068
                                                               2002        1.137           1.062               3,995,198
                                                               2001        1.153           1.137               1,997,966
                                                               2000        1.003           1.153                  99,711

   Pioneer Strategic Income Portfolio (5/00)................   2004        1.255           1.373                 377,848
                                                               2003        1.065           1.255                 133,615
                                                               2002        1.020           1.065                 134,078
                                                               2001        0.992           1.020                 499,291
                                                               2000        1.000           0.992                   7,948

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997                  55,729
                                                               2003        1.000           0.999                   1,000

   Strategic Equity Portfolio (11/99).......................   2004        0.678           0.737               1,601,573
                                                               2003        0.519           0.678               1,832,344
                                                               2002        0.792           0.519               1,656,273
                                                               2001        0.927           0.792               1,087,180
                                                               2000        1.000           0.927                  50,352

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2004        0.936           1.084                 496,072
                                                               2003        0.726           0.936                 457,049
                                                               2002        0.914           0.726                 352,819
                                                               2001        1.000           0.914                 167,638

   Enterprise Portfolio -- Class II Shares (5/01)...........   2004        0.782           0.800                     796
                                                               2003        0.631           0.782                   7,547
                                                               2002        0.908           0.631                   4,269
                                                               2001        1.000           0.908                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        0.897           1.019               1,376,127
                                                               2003        0.710           0.897               1,573,114
                                                               2002        0.796           0.710               1,486,472
                                                               2001        0.922           0.796                 869,188
                                                               2000        1.000           0.922                 180,188

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.947           0.946                 103,057
                                                               2003        0.769           0.947                 103,711
                                                               2002        0.843           0.769                  78,854
                                                               2001        1.000           0.843                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.244           1.529                 449,306
                                                               2003        0.912           1.244                 393,509
                                                               2002        1.028           0.912                 397,241
                                                               2001        1.000           1.028                 107,418

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Capital Appreciation Fund (5/00).........................   2004        1.183           1.384                      --
                                                               2003        0.968           1.183                      --

   High Yield Bond Trust (5/04).............................   2004        1.000           1.064                      --

   Managed Assets Trust (5/04)..............................   2004        1.000           1.072                      --

   Money Market Portfolio (2/98)............................   2004        0.985           0.974                      --
                                                               2003        0.999           0.985                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        1.178           1.219                      --
                                                               2003        0.963           1.178                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.144           1.212                      --
                                                               2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.303           1.446                   9,897
                                                               2003        0.984           1.303                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2004        1.285           1.415                  76,812
                                                               2003        0.960           1.285                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2004        1.258           1.358                  46,024
                                                               2003        0.971           1.258                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2004        1.373           1.677                      --
                                                               2003        0.982           1.373                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2004        1.318           1.694                      --
                                                               2003        1.005           1.318                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/00).......................   2004        1.258           1.370                      --
                                                               2003        0.976           1.258                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/00).......................   2004        1.151           1.183                      --
                                                               2003        0.971           1.151                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.217           1.341                      --
                                                               2003        0.994           1.217                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.440           1.757                   6,217
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)  2004        1.279           1.483                   7,327
                                                               2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.301           1.388                      --
                                                               2003        0.949           1.301                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (5/02)............................................   2004        1.231           1.306                      --
                                                               2003        0.967           1.231                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2004        1.106           1.172                      --
                                                               2003        0.994           1.106                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2004        1.220           1.363                      --
                                                               2003        0.988           1.220                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2004        1.353           1.331                      --
                                                               2003        0.944           1.353                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        1.185           1.212                      --
                                                               2003        0.980           1.185                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        1.237           1.302                      --
                                                               2003        0.958           1.237                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.430           1.765                   9,211
                                                               2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2004        1.305           1.383                      --
                                                               2003        0.960           1.305                      --

   Investors Fund -- Class I (5/01).........................   2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2004        1.358           1.336                      --
                                                               2003        0.961           1.358                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)..................   2004        1.230           1.278                      --
                                                               2003        0.995           1.230                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2004        1.278           1.456                      --
                                                               2003        0.977           1.278                      --

   Equity Income Portfolio (4/00)...........................   2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Federated High Yield Portfolio (5/00)....................   2004        1.201           1.297                      --
                                                               2003        1.003           1.201                      --

   Federated Stock Portfolio (5/00).........................   2004        1.220           1.320                      --
                                                               2003        0.978           1.220                      --

   Large Cap Portfolio (11/99)..............................   2004        1.179           1.228                      --
                                                               2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)..............   2004        1.259           1.426                  24,269
                                                               2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2004        1.153           1.308                   8,261
                                                               2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00).....................   2004        1.227           1.353                   7,169
                                                               2003        0.971           1.227                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        1.306           1.457                      --
                                                               2003        0.974           1.306                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.077                      --

   Travelers Quality Bond Portfolio (5/00)..................   2004        1.061           1.072                      --
                                                               2003        1.014           1.061                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.047                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)........................   2004        1.124           1.225                      --
                                                               2003        0.986           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Pioneer Strategic Income Portfolio (5/00)................   2004        1.179           1.280                      --
                                                               2003        1.008           1.179                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Strategic Equity Portfolio (11/99).......................   2004        1.257           1.355                  18,478
                                                               2003        0.969           1.257                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2004        1.247           1.432                      --
                                                               2003        0.974           1.247                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2004        1.188           1.206                      --
                                                               2003        0.966           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.243           1.400                      --
                                                               2003        0.991           1.243                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        1.165           1.154                      --
                                                               2003        0.953           1.165                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio -- Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Capital Appreciation Fund (5/00).........................   2004        0.492           0.580               8,682,856
                                                               2003        0.400           0.492               9,196,896
                                                               2002        0.541           0.400              10,337,045
                                                               2001        0.742           0.541              14,174,851
                                                               2000        1.000           0.742               9,685,366

   High Yield Bond Trust (6/04).............................   2004        0.998           1.070                      --

   Managed Assets Trust (6/04)..............................   2004        1.009           1.078                  16,658

   Money Market Portfolio (10/97)...........................   2004        1.150           1.146               6,452,252
                                                               2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.751           0.783               1,746,250
                                                               2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.625           0.668              16,701,254
                                                               2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        0.989           1.106              10,671,866
                                                               2003        0.741           0.989               9,954,233

   Growth Fund -- Class 2 Shares (11/99)....................   2004        0.989           1.097              31,399,627
                                                               2003        0.733           0.989              30,519,238

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.167           1.271              22,247,206
                                                               2003        0.894           1.167              20,672,145

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2004        0.819           1.009                 635,421
                                                               2003        0.581           0.819                 555,146
                                                               2002        0.667           0.581                 447,939
                                                               2001        0.748           0.667                 952,771
                                                               2000        1.000           0.748                 221,321

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2004        1.714           2.221               1,614,681
                                                               2003        1.297           1.714               1,701,015
                                                               2002        1.258           1.297               1,710,144
                                                               2001        1.173           1.258                 481,199
                                                               2000        1.000           1.173                  48,709

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/00).......................   2004        0.989           1.086               3,007,955
                                                               2003        0.762           0.989               3,892,680
                                                               2002        0.955           0.762               3,571,507
                                                               2001        1.032           0.955               3,011,491
                                                               2000        1.000           1.032               1,460,554

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/00).......................   2004        0.857           0.888               1,171,173
                                                               2003        0.717           0.857               1,459,140
                                                               2002        0.873           0.717               1,209,492
                                                               2001        0.977           0.873                 644,927
                                                               2000        1.000           0.977                 277,656

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.043           1.158               1,557,424
                                                               2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                 259,549
                                                               2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        0.926           1.082               5,996,738
                                                               2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2004        1.032           1.180                 886,673
                                                               2003        0.792           1.032                 675,020
                                                               2002        1.000           0.792                 180,014

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2004        0.792           0.861              18,836,125
                                                               2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/02)....................................   2004        1.047           1.126                 408,372
                                                               2003        0.758           1.047                 320,263
                                                               2002        1.000           0.758                  74,555

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.027           1.098                 267,341
                                                               2003        0.800           1.027                 397,457
                                                               2002        1.000           0.800                  26,471

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2004        0.941           1.004               3,466,803
                                                               2003        0.839           0.941               4,671,651
                                                               2002        0.911           0.839               5,125,827
                                                               2001        0.972           0.911               5,320,731
                                                               2000        1.000           0.972               2,631,110

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2004        0.805           0.907               1,260,902
                                                               2003        0.647           0.805               1,458,984
                                                               2002        0.931           0.647               1,671,734
                                                               2001        1.135           0.931               1,835,830
                                                               2000        1.000           1.135               1,720,549

   Global Technology Portfolio -- Service Shares (5/00).....   2004        0.349           0.346               2,448,720
                                                               2003        0.242           0.349               3,147,082
                                                               2002        0.415           0.242               3,998,130
                                                               2001        0.672           0.415               4,187,835
                                                               2000        1.000           0.672               4,483,704

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.544           0.561               4,422,385
                                                               2003        0.446           0.544               5,176,878
                                                               2002        0.609           0.446               6,179,894
                                                               2001        0.798           0.609               6,907,600
                                                               2000        1.000           0.798               6,625,173

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                 698,253
                                                               2003        1.000           1.336                 134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                 674,660
                                                               2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541               1,323,373
                                                               2003        1.000           1.260                 557,395

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                  26,986
                                                               2003        1.000           1.074                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)........................................   2004        1.068           1.208                 131,916
                                                               2003        1.000           1.068                  16,802

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (11/04)   2004        1.038           1.074                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.048           1.125               1,424,929
                                                               2003        1.000           1.048                 487,410

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.173           1.213              14,874,186
                                                               2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.728           0.773                 189,012
                                                               2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011               2,418,477
                                                               2003        0.696           0.882               3,509,039
                                                               2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.295           1.611               3,517,982
                                                               2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        1.225           1.309               8,139,285
                                                               2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   All Cap Fund -- Class I  (continued).....................   2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774

   Investors Fund -- Class I (11/99)........................   2004        1.078           1.174               6,005,375
                                                               2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.140           1.130                 462,036
                                                               2003        0.800           1.140                 490,140
                                                               2002        1.000           0.800                  40,847

   Small Cap Growth Fund -- Class I (11/99).................   2004        1.208           1.371               2,193,044
                                                               2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.000           1.397               1,826,310

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)..................   2004        1.148           1.203               2,541,991
                                                               2003        0.922           1.148               3,117,515
                                                               2002        1.005           0.922               2,874,307
                                                               2001        1.028           1.005               3,106,317
                                                               2000        1.000           1.028               1,037,545

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2004        1.104           1.268               1,155,790
                                                               2003        0.837           1.104               1,310,615
                                                               2002        0.991           0.837               1,446,554
                                                               2001        1.047           0.991               1,422,625
                                                               2000        1.000           1.047                 570,805

   Equity Income Portfolio (11/99)..........................   2004        1.145           1.240              11,001,456
                                                               2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279

   Federated High Yield Portfolio (6/00)....................   2004        1.161           1.263               1,498,182
                                                               2003        0.962           1.161               1,585,600

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Federated High Yield Portfolio  (continued)..............   2002        0.940           0.962               1,710,702
                                                               2001        0.935           0.940                 913,761
                                                               2000        1.000           0.935                 127,420

   Federated Stock Portfolio (5/00).........................   2004        1.050           1.145                 622,486
                                                               2003        0.834           1.050                 954,385
                                                               2002        1.049           0.834                 703,223
                                                               2001        1.046           1.049                 732,741
                                                               2000        1.000           1.046                 128,343

   Large Cap Portfolio (11/99)..............................   2004        0.724           0.761               6,116,510
                                                               2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335

   Lazard International Stock Portfolio (5/00)..............   2004        0.747           0.853               2,599,833
                                                               2003        0.589           0.747               1,473,404
                                                               2002        0.686           0.589               1,220,371
                                                               2001        0.943           0.686                 885,468
                                                               2000        1.000           0.943                 356,321

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        0.713           0.815               3,089,053
                                                               2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316
                                                               2000        1.135           1.057               3,766,401

   MFS Emerging Growth Portfolio (11/99)....................   2004        0.586           0.652               7,856,772
                                                               2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        0.503           0.566               2,634,584
                                                               2003        0.372           0.503               3,413,182
                                                               2002        0.737           0.372               3,504,601
                                                               2001        0.980           0.737               3,647,107
                                                               2000        1.000           0.980               2,539,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   MFS Value Portfolio (7/04)...............................   2004        0.994           1.122                 365,637

   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.334                  78,072
                                                               2003        1.000           1.217                  62,749

   Travelers Quality Bond Portfolio (5/00)..................   2004        1.220           1.243               4,265,659
                                                               2003        1.156           1.220               5,440,623
                                                               2002        1.108           1.156               6,049,382
                                                               2001        1.049           1.108               4,591,755
                                                               2000        1.000           1.049               4,047,115

   U.S. Government Securities Portfolio (6/04)..............   2004        0.990           1.052                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.827           0.869                 806,240
                                                               2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

   MFS Total Return Portfolio (11/99).......................   2004        1.221           1.342              23,762,190
                                                               2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152

   Pioneer Strategic Income Portfolio (6/00)................   2004        1.255           1.373                 930,528
                                                               2003        1.065           1.255                 878,773
                                                               2002        1.020           1.065                 990,950
                                                               2001        0.992           1.020               1,000,776
                                                               2000        1.000           0.992                 165,623

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997                 350,365
                                                               2003        1.000           0.999                   3,637

   Strategic Equity Portfolio (11/99).......................   2004        0.678           0.737              13,177,851
                                                               2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2004        0.936           1.084               1,918,478
                                                               2003        0.726           0.936               2,253,123
                                                               2002        0.914           0.726               1,228,918
                                                               2001        1.000           0.914                 644,900

   Enterprise Portfolio -- Class II Shares (6/01)...........   2004        0.782           0.800                 272,959
                                                               2003        0.631           0.782                 282,743
                                                               2002        0.908           0.631                 121,490
                                                               2001        1.000           0.908                  11,890

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        0.897           1.019               3,489,469
                                                               2003        0.710           0.897               4,090,792
                                                               2002        0.796           0.710               4,138,442
                                                               2001        0.922           0.796               3,578,211
                                                               2000        1.000           0.922               1,364,359

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/01)...........................................   2004        0.947           0.946                  71,506
                                                               2003        0.769           0.947                  69,403
                                                               2002        0.843           0.769                  49,412
                                                               2001        1.000           0.843                  11,149

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.244           1.529               2,878,436
                                                               2003        0.912           1.244               1,954,640
                                                               2002        1.028           0.912                 844,778
                                                               2001        1.000           1.028                 145,421

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Capital Appreciation Fund (5/00).........................   2004        1.183           1.384                   5,256
                                                               2003        0.968           1.183                   5,056

   High Yield Bond Trust (6/04).............................   2004        0.997           1.064                      --

   Managed Assets Trust (6/04)..............................   2004        1.008           1.072                      --

   Money Market Portfolio (10/97)...........................   2004        0.985           0.974                      --
                                                               2003        0.999           0.985                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        1.178           1.219                   5,958
                                                               2003        0.963           1.178                   5,962

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.144           1.212                   8,147
                                                               2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.303           1.446                 234,185
                                                               2003        0.984           1.303                  11,565

   Growth Fund -- Class 2 Shares (11/99)....................   2004        1.285           1.415                 542,802
                                                               2003        0.960           1.285                 291,762

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.258           1.358                 950,041
                                                               2003        0.971           1.258                 704,556

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2004        1.373           1.677                      --
                                                               2003        0.982           1.373                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2004        1.318           1.694                  47,056
                                                               2003        1.005           1.318                  45,031

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/00).......................   2004        1.258           1.370                  52,963
                                                               2003        0.976           1.258                  47,826

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/00).......................   2004        1.151           1.183                  25,626
                                                               2003        0.971           1.151                  25,626

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.217           1.341                 292,095
                                                               2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.440           1.757                  50,617
                                                               2003        1.000           1.440                  30,640

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.279           1.483                  61,084
                                                               2003        0.989           1.279                  19,323
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2004        1.262           1.433                  65,648
                                                               2003        0.976           1.262                  36,044

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2004        1.208           1.303                  31,447
                                                               2003        0.967           1.208                  14,964

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/02)....................................   2004        1.301           1.388                      --
                                                               2003        0.949           1.301                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.231           1.306                 122,909
                                                               2003        0.967           1.231                 106,380

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2004        1.106           1.172                  14,322
                                                               2003        0.994           1.106                  14,338

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2004        1.220           1.363                  10,794
                                                               2003        0.988           1.220                  10,590

   Global Technology Portfolio -- Service Shares (5/00).....   2004        1.353           1.331                      --
                                                               2003        0.944           1.353                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        1.185           1.212                  26,415
                                                               2003        0.980           1.185                  26,415

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.329           1.493                  23,228
                                                               2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.238           1.364                  96,031
                                                               2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.253           1.520                  56,353
                                                               2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03)........................................   2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (11/04)   2004        1.034           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.042           1.110                 168,773
                                                               2003        1.000           1.042                  54,678

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.040           1.067                 576,706
                                                               2003        1.012           1.040                 514,636

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        1.237           1.302                   4,172
                                                               2003        0.958           1.237                   9,165

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.250           1.421                   2,038
                                                               2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.430           1.765                  15,972
                                                               2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        1.305           1.383                 185,914
                                                               2003        0.960           1.305                 145,744

   Investors Fund -- Class I (11/99)........................   2004        1.241           1.340                   5,946
                                                               2003        0.958           1.241                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.358           1.336                      --
                                                               2003        0.961           1.358                      --

   Small Cap Growth Fund -- Class I (11/99).................   2004        1.412           1.591                  75,282
                                                               2003        0.970           1.412                  51,166

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)..................   2004        1.230           1.278                  54,485
                                                               2003        0.995           1.230                  46,580

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2004        1.278           1.456                      --
                                                               2003        0.977           1.278                      --

   Equity Income Portfolio (11/99)..........................   2004        1.230           1.322                  51,434
                                                               2003        0.958           1.230                  35,368

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Federated High Yield Portfolio (6/00)....................   2004        1.201           1.297                  61,070
                                                               2003        1.003           1.201                  52,061

   Federated Stock Portfolio (5/00).........................   2004        1.220           1.320                      --
                                                               2003        0.978           1.220                      --

   Large Cap Portfolio (11/99)..............................   2004        1.179           1.228                   5,234
                                                               2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)..............   2004        1.259           1.426                  47,726
                                                               2003        1.001           1.259                   3,059

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        1.153           1.308                 143,975
                                                               2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)....................   2004        1.227           1.353                  50,553
                                                               2003        0.971           1.227                  43,740

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        1.306           1.457                      --
                                                               2003        0.974           1.306                      --

   MFS Value Portfolio (7/04)...............................   2004        0.992           1.116                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.210           1.316                  28,853
                                                               2003        1.000           1.210                   1,879

   Travelers Quality Bond Portfolio (5/00)..................   2004        1.061           1.072                      --
                                                               2003        1.014           1.061                      --

   U.S. Government Securities Portfolio (6/04)..............   2004        0.989           1.047                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.223           1.274                  74,577
                                                               2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99).......................   2004        1.124           1.225                 348,726
                                                               2003        0.986           1.124                 116,554

   Pioneer Strategic Income Portfolio (6/00)................   2004        1.179           1.280                   3,608
                                                               2003        1.008           1.179                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.987                  71,789
                                                               2003        1.000           0.997                  30,870

   Strategic Equity Portfolio (11/99).......................   2004        1.257           1.355                  90,472
                                                               2003        0.969           1.257                   4,218

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2004        1.247           1.432                 282,224
                                                               2003        0.974           1.247                 263,122

   Enterprise Portfolio -- Class II Shares (6/01)...........   2004        1.188           1.206                  61,960
                                                               2003        0.966           1.188                  61,960

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.243           1.400                  22,535
                                                               2003        0.991           1.243                  22,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/01)...........................................   2004        1.165           1.154                      --
                                                               2003        0.953           1.165                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.334           1.626                  47,123
                                                               2003        0.986           1.334                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio -- Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
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            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

      (a) is Medicare approved as a provider of skilled nursing care services and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care

      (d) provides, as a primary function, nursing care and room and board; and charges for these services

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one--year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

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Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
             -----------------------------------------
Address:
             -----------------------------------------

             -----------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-20672                                                              May 2, 2005

      TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                              THE TRAVELERS SERIES TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                      Equity Income Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B(1)            Large Cap Portfolio
AMERICAN FUNDS INSURANCE SERIES                                           Managed Allocation Series: Aggressive Portfolio
   Global Growth Fund -- Class 2 Shares                                   Managed Allocation Series: Conservative Portfolio
   Growth Fund -- Class 2 Shares                                          Managed Allocation Series: Moderate Portfolio
   Growth-Income Fund -- Class 2 Shares                                   Managed Allocation Series: Moderate-Aggressive Portfolio
DELAWARE VIP TRUST                                                        Managed Allocation Series: Moderate-Conservative Portfolio
   Delaware VIP REIT Series -- Standard Class                             Mercury Large Cap Core Portfolio(4)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      MFS Mid Cap Growth Portfolio
   Franklin Income Securities Fund -- Class II Shares                     MFS Value Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                        Mondrian International Stock Portfolio(5)
   Templeton Developing Markets Securities Fund -- Class 2 Shares         Pioneer Fund Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                    Pioneer Mid Cap Value Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                     Style Focus Series: Small Cap Growth Portfolio
GREENWICH STREET SERIES FUND                                              Style Focus Series: Small Cap Value Portfolio
   Appreciation Portfolio                                              TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                              AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                            MFS Total Return Portfolio
JANUS ASPEN SERIES                                                        Pioneer Strategic Income Portfolio
   Mid Cap Growth Portfolio -- Service Shares                             SB Adjustable Rate Income Portfolio Smith Barney Class
LAZARD RETIREMENT SERIES, INC.                                            Smith Barney Aggressive Growth Portfolio
   Lazard Retirement Small Cap Portfolio                                  Smith Barney High Income Portfolio
LORD ABBETT SERIES FUND, INC.                                             Smith Barney Large Capitalization Growth Portfolio
   Growth and Income Portfolio                                            Smith Barney Mid Cap Core Portfolio
   Mid-Cap Value Portfolio                                                Smith Barney Money Market Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                           Strategic Equity Portfolio
   Mercury Global Allocation V.I. Fund -- Class III(2)                    Travelers Managed Income Portfolio
   Mercury Value Opportunities V.I. Fund -- Class III(3)                  Van Kampen Enterprise Portfolio
PIMCO VARIABLE INSURANCE TRUST                                         VARIABLE ANNUITY PORTFOLIOS
   Real Return Portfolio -- Administrative Class                          Smith Barney Small Cap Growth Opportunities Portfolio
   Total Return Portfolio -- Administrative Class                      VARIABLE INSURANCE PRODUCTS FUND
PUTNAM VARIABLE TRUST                                                     Contrafund(R) Portfolio -- Service Class
   Putnam VT Small Cap Value Fund -- Class IB Shares                      Mid Cap Portfolio -- Service Class 2
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Investors Fund -- Class I
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   Multiple Discipline Portfolio -- Global All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value

--------------
(1)  Formerly Growth and Income Portfolio -- Class B                   (4)  Formerly Merrill Lynch Large Cap Core Portfolio
(2)  Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III   (5)  Formerly Lazard International Stock Portfolio
(3)  Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.............................................     3    The Annuity Period...................................   53
Summary..............................................     5       Maturity Date.....................................   53
Fee Table............................................     9       Allocation of Annuity.............................   53
Condensed Financial Information......................    18       Variable Annuity..................................   53
The Annuity Contract.................................    18       Fixed Annuity.....................................   54
   Contract Owner Inquiries..........................    19    Payment Options......................................   54
   Purchase Payments.................................    19       Election of Options...............................   54
   Purchase Payment Credits..........................    19       Annuity Options...................................   55
   Accumulation Units................................    20       Variable Liquidity Benefit........................   55
   The Variable Funding Options......................    20    Miscellaneous Contract Provisions....................   55
Fixed Account........................................    27       Right to Return...................................   55
Charges and Deductions...............................    27       Termination.......................................   56
   General...........................................    27       Required Reports..................................   56
   Withdrawal Charge.................................    28       Suspension of Payments............................   56
   Free Withdrawal Allowance.........................    29    The Separate Accounts................................   56
   Transfer Charge...................................    29       Performance Information...........................   57
   Administrative Charges............................    29    Federal Tax Considerations...........................   57
   Mortality and Expense Risk Charge.................    29      General Taxation of
   Variable Liquidity Benefit Charge.................    29         Annuities.......................................   57
   Enhanced Stepped-Up Provision Charge..............    30       Types of Contracts: Qualified and
   Guaranteed Minimum Withdrawal Benefit                            Non-qualified...................................   58
    Charge...........................................    30       Qualified Annuity Contracts.......................   58
   Guaranteed Minimum Accumulation Benefit                          Taxation of Qualified Annuity Contracts.........   58
    Charge...........................................    30         Mandatory Distributions for Qualified Plans.....   58
   Variable Funding Option Expenses..................    30       Non-qualified Annuity Contracts...................   58
   Premium Tax.......................................    30         Diversification Requirements for
   Changes in Taxes Based upon Premium or                             Variable Annuities............................   59
     Value...........................................    30         Ownership of the Investments....................   59
Transfers............................................    31         Taxation of Death Benefit Proceeds..............   60
   Dollar Cost Averaging.............................    32       Other Tax Considerations..........................   60
Access to Your Money.................................    33         Treatment of Charges for Optional
   Systematic Withdrawals............................    33           Benefits......................................   60
Ownership Provisions.................................    34         Penalty Tax for Premature Distribution..........   60
   Types of Ownership................................    34         Puerto Rico Tax Considerations..................   60
     Contract Owner..................................    34         Non-Resident Aliens.............................   60
     Beneficiary.....................................    34    Other Information....................................   61
     Annuitant.......................................    34       The Insurance Companies...........................   61
Death Benefit........................................    35       Financial Statements..............................   61
   Death Proceeds before the Maturity Date...........    35       Distribution of Variable Annuity Contracts........   61
   Enhanced Stepped-up Provision.....................    37       Conformity with State and Federal Laws............   63
   Payment of Proceeds...............................    38       Voting Rights.....................................   63
   Spousal Contract Continuance......................    40       Restrictions on Financial Transactions............   63
   Beneficiary Contract Continuance..................    40       Legal Proceedings and Opinions....................   63
   Planned Death Benefit.............................    41    Appendix A: Condensed Financial
   Death Proceeds after the Maturity Date............    41       Information for The Travelers Fund
 Living Benefits.....................................    41         BD III for Variable Annuities...................  A-1
   Guaranteed Minimum Withdrawal Benefit.............    41    Appendix B: Condensed Financial
   Guaranteed Minimum Accumulation Benefit...........    47       Information for The Travelers Fund
                                                                    BD IV for Variable Annuities....................  B-1
                                                               Appendix C: The Fixed Account........................  C-1
                                                               Appendix D: Contents of the Statement of
                                                                  Additional Information............................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b) or 408(b) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
            TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding OptionS and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued between December 1, 2004 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time we receive the Purchase Payment. The credit will equal 6% of the Purchase Payment.

          For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and Contracts issued after June 30, 2005, for the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through 80, the credit is 4%.

          The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................8%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

      TRANSFER CHARGE.....................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)


      VARIABLE LIQUIDITY BENEFIT CHARGE................   8%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............$40(4)

--------------------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
---------------------------------------------------------   --------------------
  GREATER THAN OR EQUAL TO             BUT LESS THAN
------------------------------  -------------------------
           0 years                        3 years                  8%
           3 years                        4 years                  7%
           4 years                        5 years                  6%
           5 years                        6 years                  5%
           6 years                        7 years                  4%
           7 years                        8 years                  3%
           8 years                        9 years                  2%
          9+ years                           --                    0%

 (2)   We do not currently assess the transfer charge.
 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT               WITHDRAWAL CHARGE
---------------------------------------------------------   --------------------
   GREATER THAN OR EQUAL TO            BUT LESS THAN
------------------------------- -------------------------
           0 years                        3 years                  8%
           3 years                        4 years                  7%
           4 years                        5 years                  6%
           5 years                        6 years                  5%
           6 years                        7 years                  4%
           7 years                        8 years                  3%
           8 years                        9 years                  2%
          9 + years                          --                    0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                  STANDARD        ANNUAL STEP-UP        ROLL-UP
                                                DEATH BENEFIT      DEATH BENEFIT     DEATH BENEFIT
                                              ----------------- ------------------ -----------------
Mortality and Expense Risk Charge............       1.40%             1.50%             1.70%
Administrative Expense Charge................       0.15%             0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED...........       1.55%             1.65%             1.85%
Optional E.S.P. Charge.......................       0.15%             0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED....................       1.70%             1.80%             2.00%
Optional GMAB Charge.........................       0.50%             0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED......................       2.05%             2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5).............       2.20%             2.30%             2.50%
Optional GMWB I Charge.......................       0.40%(6)          0.40%(6)          0.40%(6)
Optional GMWB II Charge......................       0.50%(6)          0.50%(6)          0.50%(6)
Optional GMWB III Charge.....................       0.25%             0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED....................       1.95%             2.05%             2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED...................       2.05%             2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED..................       1.80%             1.90%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED..............       2.10%             2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED.............       2.20%             2.30%             2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED............       1.95%             2.05%             2.25%

---------------------------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM     MAXIMUM
                                                         ----------- -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....  0.41%       1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                               AND/OR                   TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT   SERVICE(12b-1)      OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE           FEES         EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                            ------------ ----------------  ---------- -------------- ----------------  -----------
Capital Appreciation Fund ...................    0.70%            --           0.08%        0.78%             --          --(1),(31)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Growth and Income
     Portfolio -- Class B* ..................    0.55%          0.25%          0.03%        0.83%             --        0.83%(2)
   AllianceBernstein Large Cap Growth
     Portfolio -- Class B*+ .................    0.75%          0.25%          0.05%        1.05%             --        1.05%(2)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* ....    0.61%          0.25%          0.04%        0.90%             --        --(31)
   Growth Fund -- Class 2 Shares* ...........    0.35%          0.25%          0.01%        0.61%             --        0.61%
   Growth-Income Fund -- Class 2 Shares* ....    0.29%          0.25%          0.02%        0.56%             --        --(31)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class .........................    0.74%            --           0.10%        0.84%             --        0.84%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund --
     Class II Shares* .......................    0.47%          0.25%          0.02%        0.74%             --        0.74%(7)
   Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2 Shares*+ ....    0.48%          0.25%          0.29%        1.02%           0.03%       0.99%(4)
   Mutual Shares Securities Fund --
     Class 2 Shares* ........................    0.60%          0.25%          0.15%        1.00%             --        1.00%(5)
   Templeton Developing Markets
     Securities Fund -- Class 2 Shares* .....    1.25%          0.25%          0.29%        1.79%             --        1.79%
   Templeton Foreign Securities Fund --
     Class 2 Shares* ........................    0.68%          0.25%          0.19%        1.12%           0.05%       1.07%(6)
   Templeton Growth Securities Fund --
     Class 2 Shares* ........................    0.79%          0.25%          0.07%        1.11%             --        1.11%(7)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio ...................    0.73%            --           0.02%        0.75%             --        0.75%(8)
   Diversified Strategic Income Portfolio+ ..    0.65%            --           0.11%        0.76%             --        0.76%
   Equity Index Portfolio --
     Class II Shares* .......................    0.31%          0.25%          0.03%        0.59%             --        0.59%
   Fundamental Value Portfolio ..............    0.75%            --           0.02%        0.77%             --        0.77%(9)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares* ........................    0.64%          0.25%          0.01%        0.90%             --        0.90%

                                                           DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                              AND/OR                   TOTAL ANNUAL       WAIVER         ANNUAL
                                             MANAGEMENT   SERVICE(12b-1)      OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                 FEE           FEES         EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ------------ ----------------  ---------- -------------- ----------------  -----------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio* ...    0.75%          0.25%          0.37%        1.37%             --       1.37%(10)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ..............    0.50%            --           0.39%        0.89%             --       0.89%
   Mid-Cap Value Portfolio ..................    0.75%            --           0.42%        1.17%             --       1.17%
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund --
     Class III* .............................    0.65%          0.25%          0.11%        1.01%             --       1.01%
   Mercury Value Opportunities V.I.
     Fund -- Class III* .....................    0.75%          0.25%          0.07%        1.07%             --       1.07%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ..................    0.25%          0.15%          0.25%        0.65%             --       0.65%(11)
   Total Return Portfolio --
     Administrative Class* ..................    0.25%          0.15%          0.25%        0.65%             --       0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund --
     Class IB Shares*+ ......................    0.75%          0.25%          0.19%        1.19%             --       1.19%
   Putnam VT Small Cap Value Fund --
     Class IB Shares*  ......................    0.77%          0.25%          0.10%        1.12%             --       1.12%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I+ .................    0.81%            --           0.08%        0.89%             --       0.89%(12)
   Investors Fund -- Class I ................    0.68%            --           0.09%        0.77%             --       0.77%(13)
   Small Cap Growth Fund -- Class I+ ........    0.75%            --           0.28%        1.03%             --       1.03%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+ ....................    0.73%            --           0.15%        0.88%             --       0.88%(14)
   Smith Barney Premier Selections All Cap
     Growth Portfolio+ ......................    0.75%            --           0.19%        0.94%             --       0.94%
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --
     All Cap Growth and Value* ..............    0.75%          0.25%          0.07%        1.07%             --         --(15),(31)
   Multiple Discipline Portfolio --
     Balanced All Cap Growth and Value* .....    0.75%          0.25%          0.08%        1.08%             --         --(15),(31)
   Multiple Discipline Portfolio --
     Global All Cap Growth and Value* .......    0.75%          0.25%          0.28%        1.28%             --         --(15),(31)
   Multiple Discipline Portfolio --
     Large Cap Growth and Value* ............    0.75%          0.25%          0.36%        1.36%             --         --(15),(31)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio ..................    0.73%            --           0.11%        0.84%             --         --(16),(31)
   Large Cap Portfolio ......................    0.75%            --           0.11%        0.86%             --       0.86%(16)
   Managed Allocation Series:
     Aggressive Portfolio ...................    0.15%            --           0.26%        0.41%           0.06%      0.35%(17)

                                                           DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                              AND/OR                   TOTAL ANNUAL       WAIVER         ANNUAL
                                             MANAGEMENT   SERVICE(12b-1)      OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                 FEE           FEES         EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ------------ ----------------  ---------- -------------- ----------------  -----------
   Managed Allocation Series:
     Conservative Portfolio ................    0.15%            --           0.26%        0.41%           0.06%       0.35%(17)
   Managed Allocation Series:
     Moderate Portfolio ....................    0.15%            --           0.26%        0.41%           0.06%       0.35%(17)
   Managed Allocation Series:
     Moderate-Aggressive Portfolio .........    0.15%            --           0.26%        0.41%           0.06%       0.35%(17)
   Managed Allocation Series:
     Moderate-Conservative Portfolio .......    0.15%            --           0.26%        0.41%           0.06%       0.35%(17)
   Mercury Large Cap Core Portfolio ........    0.79%            --           0.16%        0.95%             --          --(18),(31)
   MFS Mid Cap Growth Portfolio ............    0.75%            --           0.13%        0.88%             --          --(19),(31)
   MFS Value Portfolio......................    0.72%            --           0.39%        1.11%             --          --(20),(31)
   Mondrian International Stock Portfolio ..    0.72%            --           0.19%        0.91%             --          --(21),(31)
   Pioneer Fund Portfolio...................    0.75%            --           0.37%        1.12%             --          --(22),(31)
   Pioneer Mid Cap Value Portfolio .........    0.75%            --           0.43%        1.18%           0.18%       1.00%(23)
   Style Focus Series:
     Small Cap Growth Portfolio ............    0.85%            --           0.43%        1.28%           0.18%       1.10%(24)
   Style Focus Series:
     Small Cap Value Portfolio .............    0.83%            --           0.43%        1.26%           0.16%       1.10%(25)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio ......    0.80%            --           0.05%        0.85%             --        0.85%
   MFS Total Return Portfolio ..............    0.77%            --           0.02%        0.79%             --        0.79%(26)
   Pioneer Strategic Income Portfolio ......    0.75%            --           0.15%        0.90%             --        0.90%
   SB Adjustable Rate Income Portfolio
     Smith Barney Class* ...................    0.60%          0.25%          0.46%        1.31%             --        1.31%
   Smith Barney Aggressive
     Growth Portfolio ......................    0.80%            --           0.02%        0.82%             --        0.82%(27)
   Smith Barney High Income Portfolio ......    0.60%            --           0.06%        0.66%             --        0.66%
   Smith Barney Large Capitalization
     Growth Portfolio ......................    0.75%            --           0.03%        0.78%             --        0.78%(28)
   Smith Barney Mid Cap Core Portfolio .....    0.75%            --           0.08%        0.83%             --        0.83%
   Smith Barney Money Market Portfolio .....    0.50%            --           0.03%        0.53%             --        0.53%
   Strategic Equity Portfolio ..............    0.80%            --           0.05%        0.85%             --        0.85%
   Travelers Managed Income Portfolio ......    0.65%            --           0.04%        0.69%             --        0.69%
   Van Kampen Enterprise Portfolio .........    0.70%            --           0.10%        0.80%             --        0.80%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio
     Class I Shares+ .......................    0.70%            --           0.07%        0.77%             --        0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities Portfolio ........    0.75%            --           0.35%        1.10%             --          --(31)

                                                            DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                               AND/OR                   TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT   SERVICE(12b-1)      OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE           FEES         EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                            ------------ ----------------  ---------- -------------- ----------------  -----------
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class* .........................    0.57%          0.10%          0.11%        0.78%             --        --(29),(31)
   Mid Cap Portfolio --
     Service Class 2* .......................    0.57%          0.25%          0.14%        0.96%             --        --(30),(31)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(13) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(14) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(15) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(17) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(21) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(22) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(27) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(28) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(30) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(31) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                             VOLUNTARY FEE
                                                                             WAIVER AND/OR
                                                                                EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
----------------                                                        ------------------------  ------------------------
Capital Appreciation Fund.............................................           0.01%                     0.77%
Global Growth Fund -- Class 2 Shares..................................           0.01%                     0.89%
Growth-Income Fund -- Class 2 Shares..................................           0.01%                     0.55%
Multiple Discipline Portfolio -- All Cap Growth and Value.............           0.12%                     0.95%
Multiple Discipline Portfolio -- Balanced All Cap Growth and Value....           0.11%                     0.97%
Multiple Discipline Portfolio -- Global All Cap Growth and Value......           0.28%                     1.00%
Multiple Discipline Portfolio -- Large Cap Growth and Value...........           0.36%                     1.00%
Equity Income Portfolio...............................................           0.01%                     0.83%
Mercury Large Cap Core Portfolio......................................           0.03%                     0.92%
MFS Mid Cap Growth Portfolio..........................................           0.02%                     0.86%
MFS Value Portfolio...................................................           0.11%                     1.00%
Mondrian International Stock Portfolio................................           0.02%                     0.89%
Pioneer Fund Portfolio................................................           0.13%                     0.99%
Smith Barney Small Cap Growth Opportunities Portfolio.................           0.20%                     0.90%
Contrafund(R) Portfolio -- Service Class..............................           0.02%                     0.76%
Mid Cap Portfolio -- Service Class 2..................................           0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1249     2250       3022       4865      483       1450       2422       4865
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    1113     1857       2389       3722      347       1057       1789       3722

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses...........................  1190     2081       2752       4390      424       1281       2152       4390
Underlying Fund with Minimum Total Annual
Operating Expenses...........................  1053     1681       2100       3168      287        881       1500       3168

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                 ANNUITIZED AT END OF PERIOD SHOWN
                                             ----------------------------------------- -------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses...........................  1200      2110       2798       4471       434       1310       2198       4471
Underlying Fund with Minimum Total Annual
Operating Expenses...........................  1063      1710       2149       3263       297       910        1549       3263

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                 ANNUITIZED AT END OF PERIOD SHOWN
                                             ----------------------------------------- -------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses...........................  1175      2039       2684       4266       409       1239       2084       4266
Underlying Fund with Minimum Total Annual
Operating Expenses...........................  1038      1636       2026       3024       272       836        1426       3024

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses...........................  1200     2110       2798       4471      434       1310       2198       4471
Underlying Fund with Minimum Total Annual
Operating Expenses...........................  1063     1710       2149       3263      297        910       1549       3263

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Vintage XTRA (Series II) Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                       MAXIMUM AGE BASED ON
                                                    THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE              ANNUITANT ON THE CONTRACT DATE
      -------------------------------             ------------------------------
      Deferred Annual Step Up Death Benefit                     80
      (Standard Death Benefit)

      Step Up Death Benefit                                     75

      Roll Up Death Benefit                                     75

      Enhanced Stepped-Up Provision (E.S.P.)                    75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued between December 1, 2004 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time we receive the Purchase Payment. The credit will equal 6% of the Purchase Payment.

For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and Contracts issued after June 30, 2005, for the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           Subadviser: Janus Capital
                                           industry.                                   Management LLC
ALLIANCEBERNSTEIN VARIABLE PRODUCT
 SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B           opportunity for appreciation through
                                           investments primarily in
                                           dividend-paying common stocks of good
                                           quality companies.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                           normally invests in common stocks of
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      Capital Research and Management Co.
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --               Seeks to achieve maximum long term            Delaware Management Company
     Standard Class                          total return with capital appreciation
                                             as a secondary objective.  The Fund
                                             normally invests in companies that
                                             manage a portfolio of real estate to
                                             earn profits for shareholders (REITS).
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --        Seeks to maximize income while                Franklin Advisers, Inc.
     Class II Shares                         maintaining prospects for capital
                                             appreciation. The Fund normally may
                                             invest in both debt and equity
                                             securities, including corporate,
                                             foreign and U.S. Treasury bonds and
                                             stocks.

   Franklin Small-Mid Cap Growth             Seeks long-term capital growth. The           Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+      Fund normally invests at least 80% of
                                             its net assets in investments of small
                                             capitalization and mid capitalization
                                             companies.

   Mutual Shares Securities Fund --          Seeks capital appreciation. Income is         Franklin Mutual Advisers, LLC
     Class 2 Shares                          a secondary objective. The Fund
                                             normally invests in U.S. equity
                                             securities, and substantially in
                                             undervalued stocks, risk arbitrage
                                             securities and distressed companies.

   Templeton Developing Markets              Seeks long-term capital appreciation.         Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares       The Fund normally invests at least 80%
                                             of its net assets in the emerging
                                             market investments, and invests
                                             primarily to predominantly in equity
                                             securities.

   Templeton Foreign Securities Fund --      Seeks long-term capital growth. The           Templeton Investment Counsel, LLC
     Class 2 Shares                          Fund normally invests at least 80% of
                                             its net assets in investments of
                                             issuers located outside of the U.S.,
                                             including those in emerging markets.

   Templeton Growth Securities Fund --       Seeks long-term capital growth. The           Templeton Global Advisors Limited
     Class 2 Shares                          Fund normally invests in equity
                                             securities of companies located
                                             anywhere in the world, including the
                                             U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                    Seeks long- term appreciation of              Smith Barney Fund Management LLC
                                             capital. The Fund normally invests in
                                             equity securities of U.S. companies of
                                             medium and large capitalization.

   Diversified Strategic Income              Seeks high current income. The Fund           Smith Barney Fund Management LLC
     Portfolio+                              normally invests in a globally diverse        Subadviser: Citigroup Asset
                                             portfolio of fixed income securities.         Management Ltd.

   Equity Index Portfolio --                 Seeks investment results that, before         Travelers Investment Management
     Class II Shares                         expenses, correspond to the price and         Company
                                             yield performance of the S&P 500
                                             Index. The Fund normally invests in
                                             equity securities, or other
                                             investments with similar economic
                                             characteristics that are included in
                                             the S&P 500 Index.

   Fundamental Value Portfolio               Seeks long-term capital growth.               Smith Barney Fund Management LLC
                                             Current income is a secondary
                                             consideration. The Fund normally
                                             invests in common stocks, and common
                                             stock equivalents of companies, the
                                             manager believes are undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --               Seeks capital growth. The Fund                Janus Capital Management LLC
     Service Shares                          normally invests in equity securities
                                             of mid-sized companies.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap               Seeks long-term capital appreciation.         Lazard Asset Management, LLC
     Portfolio                               The Fund normally invests in equity
                                             securities, principally common stocks,
                                             of relatively small U.S. companies
                                             that are believed to be undervalued
                                             based on their earnings, cash flow or
                                             asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio               Seeks long-term growth of capital and         Lord Abbett & Co.
                                             income without excessive fluctuations
                                             in market value. The Fund primarily
                                             invests in equity securities of large,
                                             seasoned, U.S. and multinational
                                             companies believed to be undervalued.

   Mid-Cap Value Portfolio                   Seeks capital appreciation. The Fund          Lord Abbett & Co.
                                             normally invests primarily in equity
                                             securities, which are believed to be
                                             undervalued in the marketplace.
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.            Seeks high total investment return.           Merrill Lynch Investment
     Fund -- Class III                       The Fund normally invests in a                Managers, L.P.
                                             portfolio of equity, debt and money           dba Mercury Advisors
                                             market securities, primarily of
                                             corporate and governmental issuers
                                             located around the world.

   Mercury Value Opportunities V.I.          Seeks long-term growth of capital. The        Merrill Lynch Investment
     Fund -- Class III                       Fund normally invests in common stocks        Managers, L.P.
                                             of small cap companies and emerging           dba Mercury Advisors
                                             growth companies believed to have
                                             special investment value.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                  Seeks maximum real return, consistent         Pacific Investment Management
     Administrative Class                    with preservation of real capital and         Company LLC
                                             prudent investment management.

   Total Return Portfolio --                 Seeks maximum total return, consistent        Pacific Investment Management
     Administrative Class                    with preservation of capital and              Company LLC
                                             prudent investment management. The
                                             Fund normally invests in intermediate
                                             maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity            Seeks capital appreciation. The Fund          Putnam Investment Management
     Fund -- Class IB Shares+                invests mainly in common stocks of
                                             companies outside the United States
                                             that Putnam Management believes have
                                             investment potential.

   Putnam VT Small Cap Value Fund --         Seeks capital appreciation. The Fund          Putnam Investment Management
     Class IB Shares                         invests mainly in common stocks of
                                             U.S. companies, with a focus on value
                                             stocks. Value stocks are those that
                                             Putnam Management believes are
                                             currently undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I+                  Seeks capital appreciation. The Fund          Salomon Brothers Asset
                                             normally invests in common stocks and         Management, Inc.
                                             their equivalents of companies the
                                             manager believes are undervalued in
                                             the marketplace.

   Investors Fund -- Class I                 Seeks long term growth of capital.            Salomon Brothers Asset
                                             Secondarily seeks current income. The         Management, Inc.
                                             Fund normally invests in common stocks
                                             of established companies.

   Small Cap Growth Fund -- Class I+         Seeks long term growth of capital. The        Salomon Brothers Asset
                                             Fund normally invests in equity               Management, Inc.
                                             securities of companies with small
                                             market capitalizations.

               FUNDING                                      INVESTMENT                                 INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy            Seeks capital appreciation.                   Smith Barney Fund Management LLC
     Portfolio+                              Principally through investing in
                                             dividend paying stocks.

   Smith Barney Premier Selections           Seeks long term capital growth. The           Smith Barney Fund Management LLC
     All Cap Growth Portfolio+               Fund consists of a Large Cap Growth
                                             segment, Mid Cap Growth segment and
                                             Small Cap Growth segment. All three
                                             segments normally invest in equity
                                             securities. The Large Cap Growth
                                             segment invests in large sized
                                             companies. The Mid Cap Growth segment
                                             invests in medium sized companies. The
                                             Small Cap Growth segment invests in
                                             small sized companies.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --          Seeks long-term growth of capital. The        Smith Barney Fund Management LLC
     All Cap Growth and Value                Fund normally invests in equity
                                             securities within all market
                                             capitalization ranges. The Fund
                                             consists of two segments. The All Cap
                                             Growth segment combines the growth
                                             potential of small to medium companies
                                             with the stability of high-quality
                                             large company growth stocks. The All
                                             Cap Value segment invests in companies
                                             whose market prices are attractive in
                                             relation to their business
                                             fundamentals.

   Multiple Discipline Portfolio --          Seeks a balance between long-term             Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value       growth of capital and principal
                                             preservation. The Fund normally
                                             invests in equity and fixed-income
                                             securities. The Fund consists of three
                                             segments. The All Cap Growth segment
                                             combines the growth potential of small
                                             to medium companies with the stability
                                             of high-quality large company growth
                                             stocks. The All Cap Value segment
                                             invests in companies whose market
                                             prices are attractive in relation to
                                             their business fundamentals. The fixed
                                             income segment invests in short and
                                             intermediate term U.S. government
                                             securities.

   Multiple Discipline Portfolio --          Seeks long-term growth of capital. The        Smith Barney Fund Management LLC
     Global All Cap Growth and Value         Fund normally invests in equity
                                             securities. The Fund consists of four
                                             segments. The Large Cap Growth segment
                                             focuses on high-quality stocks with
                                             consistent growth. The Large Cap Value
                                             segment invests in established
                                             undervalued companies. The Mid/Small
                                             Cap Growth segment invests in small
                                             and medium sized companies with strong
                                             fundamentals and earnings growth
                                             potential. The International/ADR
                                             segment seeks to build long-term
                                             well-diversified portfolios with
                                             exceptional risk/reward
                                             characteristics.

   Multiple Discipline Portfolio --          Seeks long-term growth of capital. The        Smith Barney Fund Management LLC
     Large Cap Growth and Value              Fund normally invests in equity
                                             securities of companies with large
                                             market capitalizations. The Fund
                                             consists of two segments. The Large
                                             Cap Growth segment focuses on
                                             high-quality large capitalization
                                             stocks with growth characteristics.
                                             The Large Cap Value segment invests in
                                             established undervalued companies.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                   Seeks reasonable income by investing          Travelers Asset Management
                                             primarily in income producing equity          International Company LLC
                                             securities. In choosing these                 Subadviser: Fidelity Management &
                                             securities, the fund will also                Research Company
                                             consider the potential for capital
                                             appreciation. The fund's goal is to
                                             achieve a yield which exceeds the
                                             composite yield on the securities
                                             compromising the S&P 500.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
   Large Cap Portfolio                       Seeks long term growth of capital. The        Travelers Asset Management
                                             Fund normally invests in the                  International Company LLC
                                             securities of companies with large            Subadviser: Fidelity Management &
                                             market capitalizations.                       Research Company

   Managed Allocation Series:                Seeks long-term growth of capital. The        Travelers Asset Management
     Aggressive Portfolio                    Fund normally invests in other                International Company LLC
                                             investment companies ("Underlying             Subadviser: Deutsche Investment
                                             Funds") that invest primarily in              Management Americas Inc.
                                             equity securities.

   Managed Allocation Series:                Seeks a high level of current income          Travelers Asset Management
     Conservative Portfolio                  with some consideration given to              International Company LLC
                                             growth of capital. The Fund normally          Subadviser: Deutsche Investment
                                             invests in other investment companies         Management Americas Inc.
                                             ("Underlying Funds") that invest in
                                             both equity and debt securities.

   Managed Allocation Series:                Seeks a balance between a high level          Travelers Asset Management
     Moderate Portfolio                      of current income and growth of               International Company LLC
                                             capital, with a greater emphasis on           Subadviser: Deutsche Investment
                                             growth of capital. The Fund normally          Management Americas Inc.
                                             invests in other investment companies
                                             ("Underlying Funds") that invest in
                                             both equity and debt securities.

   Managed Allocation Series:                Seeks long-term growth of capital. The        Travelers Asset Management
     Moderate-Aggressive Portfolio           Fund normally invests in other                International Company LLC
                                             investment companies ("Underlying             Subadviser: Deutsche Investment
                                             Funds") that invest in both equity and        Management Americas Inc.
                                             debt securities.

   Managed Allocation Series:                Seeks a balance between a high level          Travelers Asset Management
     Moderate-Conservative Portfolio         of current income and growth of               International Company LLC
                                             capital, with a greater emphasis on           Subadviser: Deutsche Investment
                                             income. The Fund normally invests in          Management Americas Inc.
                                             other investment companies
                                             ("Underlying Funds") that invest in
                                             both equity and debt securities.

   Mercury Large Cap Core Portfolio          Seeks long-term capital growth. The           Travelers Asset Management
                                             Fund normally invests in a diversified        International Company LLC
                                             portfolio of equity securities of             Subadviser: Merrill Lynch
                                             large cap companies.                          Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio              Seeks long term growth of capital. The        Travelers Asset Management
                                             Fund normally invests in equity               International Company LLC
                                             securities of companies with medium           Subadviser: MFS
                                             market capitalization.

   MFS Value Portfolio                       Seeks capital appreciation and                Travelers Asset Management
                                             reasonable income. The Fund normally          International Company LLC
                                             invests in income producing equity            Subadviser: MFS
                                             securities of companies believed to be
                                             undervalued in the market.

   Mondrian International Stock              Seeks capital appreciation. The Fund          Travelers Asset Management
     Portfolio                               normally invests in equity securities         International Company LLC
                                             of relatively large non-U.S. companies.       Subadviser: Mondrian Investment
                                                                                           Partners Ltd.

   Pioneer Fund Portfolio                    Seeks reasonable income and capital           Travelers Asset Management
                                             growth. The Fund invests in equity            International Company LLC
                                             securities, primarily of U.S. issuers.        Subadviser: Pioneer Investment
                                                                                           Management, Inc.

   Pioneer Mid Cap Value Portfolio           Seeks capital appreciation. The Fund          Travelers Asset Management
                                             normally invests in the equity                International Company LLC
                                             securities of mid-size companies.             Subadviser: Pioneer Investment
                                                                                           Management, Inc.

   Style Focus Series: Small Cap             Seeks capital appreciation. The Fund          Travelers Asset Management
     Growth Portfolio                        normally invests in common stocks and         International Company LLC
                                             other equity securities of small U.S.         Subadviser: Travelers Investment
                                             companies.                                    Management Company and Janus
                                                                                           Capital Management LLC

   Style Focus Series: Small Cap             Seeks capital appreciation. The Fund          Travelers Asset Management
     Value Portfolio                         normally invests in common stocks and         International Company LLC
                                             other equity securities of small U.S.         Subadviser: Travelers Investment
                                             companies.                                    Management Company and Dreman
                                                                                           Value Management L.L.C.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio        Seeks capital appreciation. The Fund          Travelers Investment Adviser Inc.
                                             normally invests in common stocks of          Subadviser:  AIM Capital
                                             companies that are likely to benefit          Management Inc.
                                             from new products, services or
                                             processes or have experienced
                                             above-average earnings growth.

   MFS Total Return Portfolio                Seeks above average income consistent         Travelers Investment Adviser Inc.
                                             with the prudent employment of                Subadviser: MFS
                                             capital. Secondarily, seeks growth of
                                             capital and income. The Fund normally
                                             invests in a broad range of equity and
                                             fixed-income securities of both U.S.
                                             and foreign issuers.

   Pioneer Strategic Income Portfolio        Seeks high current income. The Fund           Travelers Investment Adviser Inc.
                                             normally invests in debt securities           Subadviser: Pioneer Investment
                                             and has the flexibility to invest in a        Management, Inc.
                                             broad range of issuers and segments of
                                             the debt securities market.

   SB Adjustable Rate Income                 Seeks high current income and to limit        Smith Barney Fund Management LLC
     Portfolio Smith Barney Class            the degree of fluctuation of its net
                                             asset value resulting from movements
                                             in interest rates.

   Smith Barney Aggressive Growth            Seeks long-term capital appreciation.         Smith Barney Fund Management LLC
     Portfolio                               The Fund normally invests in common
                                             stocks of companies that are
                                             experiencing, or are expected to
                                             experience, growth in earnings that
                                             exceeds the average rate earnings
                                             growth of the companies comprising the
                                             S&P 500 Index.

   Smith Barney High Income Portfolio        Seeks high current income.                    Smith Barney Fund Management LLC
                                             Secondarily, seeks capital
                                             appreciation. The Fund normally
                                             invests in high yield corporate debt
                                             and preferred stock of U.S. and
                                             foreign issuers.

   Smith Barney Large Capitalization         Seeks long term growth of capital. The        Smith Barney Fund Management LLC
     Growth Portfolio                        Fund normally invests in equities, or
                                             similar securities, of companies with
                                             large market capitalizations.

   Smith Barney Mid Cap Core Portfolio       Seeks long-term growth of capital. The        Smith Barney Fund Management LLC
                                             Fund normally invests in equities, or
                                             similar securities, of medium sized
                                             companies.

   Smith Barney Money Market Portfolio       Seeks to maximize current income              Smith Barney Fund Management LLC
                                             consistent with preservation of
                                             capital. The Fund seeks to maintain a
                                             stable $1 share price. The Fund
                                             normally invests in high quality U.S.
                                             short-term debt securities.

   Strategic Equity Portfolio                Seeks capital appreciation. The Fund          Travelers Investment Adviser Inc.
                                             normally invests in U.S. and foreign          Subadviser: Fidelity Management &
                                             equity securities.                            Research Company

   Travelers Managed Income Portfolio        Seeks high current income consistent          Travelers Asset Management
                                             with prudent risk of capital. The Fund        International Company LLC
                                             normally invests in U.S. corporate
                                             debt and U.S. government securities.

   Van Kampen Enterprise Portfolio           Seeks capital appreciation. The Fund          Travelers Investment Adviser Inc.
                                             normally invests in common stocks of          Subadviser: Van Kampen Asset
                                             growth companies.                             Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I         Seeks capital appreciation. The Fund          Van Kampen Asset Management Inc.
     Shares+                                 normally invests in common stocks of
                                             companies that the manager believes
                                             are experiencing or will experience
                                             growth in earnings and/or cash flow
                                             that exceeds the average rate of
                                             earnings growth of the companies that
                                             comprise the S&P 500.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------      ----------------------------------------      -----------------------------------
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth             Seeks long term capital growth.               Citi Fund Management, Inc.
     Opportunities Portfolio                 The Fund normally invests in
                                             equity securities of small cap
                                             companies and related
                                             investments.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --                Seeks long-term capital                       Fidelity Management &
     Service Class                           appreciation by investing in                  Research Company
                                             common stocks of companies whose
                                             value Fidelity Management &
                                             Research Co. believes is not
                                             fully recognized by the public.

   Mid Cap Portfolio -- Service              Seeks long-term growth of                     Fidelity Management &
     Class 2                                 capital by investing in common                Research Company
                                             stocks of companies with medium
                                             market capitalizations.

---------------
+    Closed to new investors


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

          o the ability for you to make withdrawals and surrenders under the Contracts

          o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

          o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

          o administration of the annuity options available under the Contracts

          o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

          o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

          o sales and marketing expenses including commission payments to your registered representative and

          o   other costs of doing business

Risks we assume include:

          o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

          o that the amount of the death benefit will be greater than the Contract Value and

          o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
      --------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
      --------------------------- -----------------
               0 years                3 years                8%
               3 years                4 years                7%
               4 years                5 years                6%
               5 years                6 years                5%
               6 years                7 years                4%
               7 years                8 years                3%
               8 years                9 years                2%
              9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o   under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
      --------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
      --------------------------- -----------------
               0 years                3 years                8%
               3 years                4 years                7%
               4 years                5 years                6%
               5 years                6 years                5%
               6 years                7 years                4%
               7 years                8 years                3%
               8 years                9 years                2%
              9 + years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o   the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o   the death benefit will not be payable upon the Annuitant's death;

      o   the Contingent Annuitant becomes the Annuitant; and

      o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------
If the Annuitant dies
before age 80, the
death benefit will be
the greatest of:         o  the Contract Value on the Death Report Date;
                         o  your adjusted Purchase Payment (see below)*;
                         o  the Step-Up Value, if any, as described below
                         o  the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If the Annuitant
dies on or after
age 80, the death
benefit will be
the greatest of:         o  the Contract Value on the Death Report Date;
                         o  your adjusted Purchase Payment (see below)* or
                         o  the Step-Up Value, if any, as described below, or
                         o  the Roll-Up Death Benefit Value (as described below)
                            on the Annuitant's 80th birthday, plus any
                            additional Purchase Payments and minus any partial
                            surrender reductions (as described below) that occur
                            after the Annuitant's 80th birthday.
--------------------------------------------------------------------------------

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

                  50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

                  50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                     NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                 MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary            Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive the distribution.
                                      estate.

----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary            Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive the distribution.
                                      estate.

----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                Yes
NOT THE ANNUITANT)                    owner.

----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary(ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT )                       or if none, to the         continue the Contract rather than
                                      surviving joint owner.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint        Unless the spouse elects to             Yes
THE ANNUITANT)                        owner.                     continue the Contract.

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                 MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies)      Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the        continue the Contract.
                                      surviving joint owner.
                                                                 A spouse who is not the
                                                                 beneficiary may decline to
                                                                 receive the proceeds and
                                                                 instruct the Company to pay
                                                                 the beneficiary who may elect
                                                                 to continue the Contract.

----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary            Unless, the beneficiary elects to       Yes
CONTRACT OWNER)                       (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner.        receive the distribution.

                                                                 But, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original Maturity Date). The
                                                                 proceeds will then be paid upon
                                                                 the death of the Contingent
                                                                 Annuitant or owner.

----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner                                                Yes
OWNER)                                who is the Annuitant"
                                      above.

----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A           The beneficiary (ies)                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                 Annuitant  is
                                      owner.                                                             treated as death of
                                                                                                         the owner in these
                                                                                                         circumstances.)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.
----------------------------------------------------------------------------------------------------------------------------

                                                   QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,             THE COMPANY WILL        UNLESS. . .                              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                                 RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary            Unless the beneficiary elects to        Yes
                                      (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive a distribution.
                                      estate.

----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

----------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o   transfer ownership

      o   take a loan

      o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
AVAILABILITY:                 Not available for purchase on         Available on or after            Available on or after
                                or after March 28, 2005,         March 28, 2005 if approved       March 28, 2005 if approved
                             unless GMWB II is not approved            in your state                    in your state
                                     in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                         GMWB I        GMWB II       GMWB III
                                      ------------  ------------- --------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:...................   5% of RBB      5% of RBB     5% of RBB
If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:...................  10% of RBB     10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serveto increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SUR
RENDER REDUCTION)      $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

                                              WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                      [100,000 --         [5,000 -- (5,000                   [100,000 --           [5,000 X
                                        (100,000         X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                  X 10,000/115,000)]                                      X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              o   a qualified retirement plan (Code Section 401),

              o   a tax-sheltered annuity (Code Section 403(b)),

              o   an individual retirement account (Code Sections 408(a)),

              o   an individual retirement annuity (Code Section 408(b)), or

              o   a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                             GMWB I      GMWB II      GMWB III
                                           ----------  -----------  ------------
Current Annual Charge.....................    0.40%       0.50%        0.25%
Maximum Annual Charge After a Reset.......    1.00%       1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                       CONTRACT VALUE      AMOUNT         BENEFIT BASE     CONTRACT VALUE       AMOUNT          BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000          $100,000      Not Applicable       $105,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $120,750          $100,000         $100,000          $89,250           $100,000          $100,000
==================== ================= ================= ================ ================= ================= =================
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $10,750(2)
==================== ================= ================= ================ ================= ================= =================

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== =====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                                               BASE                                                   BASE
                                            PURCHASE       CALCULATION                            PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT       CONTRACT VALUE         PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000          $100,000         $100,000          $105,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,500          $10,000          $110,000          $130,500          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                       EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,750          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $110,750          $90,000               $10,000               $8,282               $10,000
============================ ============ ===================== ==================== ===================== ====================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $89,250          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $79,250          $88,870               $10,000              $11,120               $11,130
============================ ============ ===================== ==================== ===================== ====================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                        FUNDS
Capital Appreciation Fund                   SMITH BARNEY MULTIPLE DISCIPLINE TRUST       FRANKLIN TEMPLETON VARIABLE
ALLIANCEBERNSTEIN VARIABLE PRODUCT          Multiple Discipline Portfolio -- All         INSURANCE PRODUCTS TRUST
SERIES FUND, INC.                           Cap Growth and Value                         Franklin Income Securities Fund --
AllianceBernstein Growth and Income         Multiple Discipline Portfolio --             Class II Shares
Portfolio -- Class B                        Balanced All Cap Growth and Value            PIMCO VARIABLE INSURANCE TRUST
AMERICAN FUNDS INSURANCE SERIES             Multiple Discipline Portfolio -- Global      Real Return Portfolio --
Global Growth Fund -- Class 2 Shares        All Cap Growth and Value                     Administrative Class
Growth Fund -- Class 2 Shares               Multiple Discipline Portfolio -- Large       Total Return Portfolio --
Growth-Income Fund -- Class 2 Shares        Cap Growth and Value                         Administrative Class
DELAWARE VIP TRUST                          THE TRAVELERS SERIES TRUST                   TRAVELERS SERIES FUND INC.
Delaware VIP REIT Series -- Standard        Equity Income Portfolio                      Pioneer Strategic Income Portfolio
Class                                       Large Cap Portfolio                          SB Adjustable Rate Income
FRANKLIN TEMPLETON VARIABLE INSURANCE       Managed Allocation Series: Aggressive        Portfolio Smith Barney Class
PRODUCTS TRUST                              Portfolio                                    Smith Barney High Income Portfolio
Mutual Shares Securities Fund -- Class      Managed Allocation Series: Conservative      Smith Barney Money Market Portfolio
2 Shares                                    Portfolio                                    Travelers Managed Income Portfolio
Templeton Developing Markets                Managed Allocation Series: Moderate
Securities Fund -- Class 2 Shares           Portfolio
Templeton Foreign Securities Fund --        Managed Allocation Series:
Class 2 Shares                              Moderate-Aggressive Portfolio
Templeton Growth Securities Fund --         Managed Allocation Series:
Class 2 Shares                              Moderate-Conservative Portfolio
GREENWICH STREET SERIES FUND                Mercury Large Cap Core Portfolio
Appreciation Portfolio                      MFS Mid Cap Growth Portfolio
Equity Index Portfolio -- Class II          MFS Value Portfolio
Shares                                      Mondrian International Stock Portfolio
Fundamental Value Portfolio                 Pioneer Fund Portfolio
JANUS ASPEN SERIES                          Pioneer Mid Cap Value Portfolio
Mid Cap Growth Portfolio -- Service         Style Focus Series: Small Cap Growth
Shares                                      Portfolio
LAZARD RETIREMENT SERIES, INC.              Style Focus Series: Small Cap Value
Lazard Retirement Small Cap Portfolio       Portfolio
LORD ABBETT SERIES FUND, INC.               TRAVELERS SERIES FUND INC.
Growth and Income Portfolio                 AIM Capital Appreciation Portfolio
Mid-Cap Value Portfolio                     MFS Total Return Portfolio
FAM VARIABLE SERIES FUNDS, INC.             Smith Barney Aggressive Growth Portfolio
Mercury Global Allocation V.I. Fund --      Smith Barney Large Capitalization
Class III                                   Growth Portfolio
Mercury Value Opportunities V.I. Fund       Smith Barney Mid Cap Core Portfolio
-- Class III                                Strategic Equity Portfolio
PUTNAM VARIABLE TRUST                       Van Kampen Enterprise Portfolio
Putnam VT Small Cap Value Fund --           VARIABLE ANNUITY PORTFOLIOS
Class IB Shares                             Smith Barney Small Cap Growth
SALOMON BROTHERS VARIABLE SERIES            Opportunities Portfolio
FUNDS INC.                                  VARIABLE INSURANCE PRODUCTS FUND
Investors Fund -- Class I                   Contrafund(R) Portfolio -- Service Class
                                            Mid Cap Portfolio -- Service Class 2

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the ANNUITANT ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission
(SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
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                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02) ..................................................  2004         1.122             1.229                1,134
                                                                      2003         1.000             1.122                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99) .................................................  2004         1.095             1.168                   --
                                                                      2003         1.000             1.095                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99) ....................  2004         1.190             1.330              265,601
                                                                      2003         1.000             1.190               24,552

   Growth Fund -- Class 2 Shares (12/99) ...........................  2004         1.151             1.275              948,771
                                                                      2003         1.000             1.151                   --

   Growth-Income Fund -- Class 2 Shares (3/00) .....................  2004         1.149             1.249            1,091,818
                                                                      2003         1.000             1.149               51,496

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00) ................  2004         1.195             1.312               99,869
                                                                      2003         1.000             1.195               39,634

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ..........  2004         1.120             1.242              350,111
                                                                      2003         1.000             1.120               32,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ...................................................  2004         1.265             1.554               40,974
                                                                      2003         1.000             1.265                4,046

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00) ...................................................  2004         1.178             1.375              123,692
                                                                      2003         1.000             1.178                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02) .......  2004         1.164             1.329              129,232
                                                                      2003         1.000             1.164                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00) ...................................  2004         1.122             1.202              119,369
                                                                      2003         1.000             1.122                   --

   Diversified Strategic Income Portfolio (2/01) ...................  2004         1.059             1.114               83,592
                                                                      2003         1.000             1.059                   --

   Equity Index Portfolio -- Class II Shares (2/01) ................  2004         1.132             1.229               24,820
                                                                      2003         1.000             1.132                   --

   Fundamental Value Portfolio (4/01) ..............................  2004         1.171             1.248              234,554
                                                                      2003         1.000             1.171              112,291

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) ...............  2004         1.144             1.357               38,247
                                                                      2003         1.000             1.144                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ....................  2004         1.175             1.330               49,369
                                                                      2003         1.000             1.175                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ..............................  2004         1.143             1.267              110,727
                                                                      2003         1.000             1.143                   --

   Mid-Cap Value Portfolio (5/03) ..................................  2004         1.158             1.415              156,682
                                                                      2003         1.000             1.158               50,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03) ...............................................  2004         1.074             1.208                   --
                                                                      2003         1.000             1.074                   --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03) ...............................................  2004         1.067             1.206               22,440
                                                                      2003         1.000             1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ............  2004         1.048             1.124               71,606
                                                                      2003         1.000             1.048                   --

   Total Return Portfolio -- Administrative Class (5/01) ...........  2004         1.027             1.060              490,262
                                                                      2003         1.000             1.027              197,225

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01) ...................................................  2004         1.183             1.353               23,608
                                                                      2003         1.000             1.183               23,608

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)  .......  2004         1.239             1.540               42,778
                                                                      2003         1.000             1.239                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01) ..................................  2004         1.172             1.250              158,621
                                                                      2003         1.000             1.172                   --

   Investors Fund -- Class I (5/01) ................................  2004         1.149             1.249                   --
                                                                      2003         1.000             1.149                   --

   Small Cap Growth Fund -- Class I (3/01) .........................  2004         1.239             1.404               33,580
                                                                      2003         1.000             1.239                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) .................  2004         1.104             1.123                   --
                                                                      2003         1.000             1.104                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01) ................................................  2004         1.153             1.168                5,559
                                                                      2003         1.000             1.153                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) ...................................................  2004         1.131             1.188              586,708
                                                                      2003         1.000             1.131               65,025

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) ...............................................  2004         1.091             1.128              464,025
                                                                      2003         1.000             1.091                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) ...............................................  2004         1.142             1.240               47,901
                                                                      2003         1.000             1.142                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02) ...................................................  2004         1.125             1.182               84,155
                                                                      2003         1.000             1.125                   --

The Travelers Series Trust
   Equity Income Portfolio (4/00) ..................................  2004         1.135             1.228               65,694
                                                                      2003         1.000             1.135                   --

   Large Cap Portfolio (11/99) .....................................  2004         1.126             1.181               42,333
                                                                      2003         1.000             1.126                   --

   Lazard International Stock Portfolio (5/00) .....................  2004         1.161             1.323               18,552
                                                                      2003         1.000             1.161                   --

   Merrill Lynch Large Cap Core Portfolio (8/00) ...................  2004         1.092             1.246                   --
                                                                      2003         1.000             1.092                   --

   MFS Emerging Growth Portfolio (4/00) ............................  2004         1.108             1.230               35,943
                                                                      2003         1.000             1.108                   --

   MFS Value Portfolio (5/04) ......................................  2004         1.000             1.121                5,479

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Fund Portfolio (5/03) ...................................  2004         1.129             1.236               13,934
                                                                      2003         1.000             1.129                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01) .......................  2004         1.139             1.194               41,500
                                                                      2003         1.000             1.139                   --

   MFS Total Return Portfolio (6/00) ...............................  2004         1.081             1.186              178,242
                                                                      2003         1.000             1.081              111,833

   Pioneer Strategic Income Portfolio (5/00) .......................  2004         1.081             1.181               39,846
                                                                      2003         1.000             1.081                   --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03) ...................................................  2004         0.999             0.995              274,938
                                                                      2003         1.000             0.999                   --

   Smith Barney Aggressive Growth Portfolio (12/99) ................  2004         1.138             1.232              420,598
                                                                      2003         1.000             1.138              148,383

   Smith Barney High Income Portfolio (5/01) .......................  2004         1.104             1.200              138,502
                                                                      2003         1.000             1.104                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99) ...............................................  2004         1.171             1.157              183,540
                                                                      2003         1.000             1.171               59,809

   Smith Barney Mid Cap Core Portfolio (11/99) .....................  2004         1.161             1.262               48,415
                                                                      2003         1.000             1.161               35,990

   Smith Barney Money Market Portfolio (7/00) ......................  2004         0.996             0.989              291,360
                                                                      2003         1.000             0.996                   --

   Strategic Equity Portfolio (11/99) ..............................  2004         1.119             1.214               35,718
                                                                      2003         1.000             1.119                   --

   Travelers Managed Income Portfolio (5/01) .......................  2004         1.031             1.044               88,769
                                                                      2003         1.000             1.031               26,120

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Van Kampen Enterprise Portfolio (8/00) ..........................  2004         1.131             1.157                   --
                                                                      2003         1.000             1.131                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00) ..............  2004         1.118             1.178               57,806
                                                                      2003         1.000             1.118                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01) ................................................  2004         1.237             1.408                8,122
                                                                      2003         1.000             1.237                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (12/99) ................  2004         1.143             1.298              101,498
                                                                      2003         1.000             1.143               12,014

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01) .....................  2004         1.200             1.473               61,601
                                                                      2003         1.000             1.200                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT CHARGES 2.50% (B)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02) ..................................................  2004         1.000             1.080                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99) .................................................  2004         1.000             1.057                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99) ....................  2004         1.000             1.112                   --

   Growth Fund -- Class 2 Shares (12/99) ...........................  2004         1.000             1.085                   --

   Growth-Income Fund -- Class 2 Shares (3/00) .....................  2004         1.000             1.064                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00) ................  2004         1.000             1.084                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ..........  2004         1.000             1.099                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ...................................................  2004         1.000             1.260                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00) ...................................................  2004         1.000             1.155                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02) .......  2004         1.000             1.119                   --

Greenwich Street Series Fund...
   Appreciation Portfolio (4/00) ...................................  2004         1.000             1.056                   --

   Diversified Strategic Incosme Portfolio (2/01) ..................  2004         1.000             1.069                   --

   Equity Index Portfolio -- Class II Shares (2/01) ................  2004         1.000             1.069                   --

   Fundamental Value Portfolio (4/01) ..............................  2004         1.000             1.057                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) ...............  2004         1.000             1.129                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ....................  2004         1.000             1.125                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ..............................  2004         1.000             1.099                   --

   Mid-Cap Value Portfolio (5/03) ..................................  2004         1.000             1.160                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03) ...............................................  2004         1.000             1.116                   --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03) ...............................................  2004         1.000             1.118                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ............  2004         1.000             1.067                   --

   Total Return Portfolio -- Administrative Class (5/01) ...........  2004         1.000             1.043                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01) ...................................................  2004         1.000             1.158                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)  .......  2004         1.000             1.192                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01) ..................................  2004         1.000             1.056                   --

   Investors Fund -- Class I (5/01) ................................  2004         1.000             1.079                   --

   Small Cap Growth Fund -- Class I (3/01) .........................  2004         1.000             1.165                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) .................  2004         1.000             1.015                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01) ................................................  2004         1.000             1.025                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) ...................................................  2004         1.000             1.038                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) ...............................................  2004         1.000             1.030                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) ...............................................  2004         1.000             1.066                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02) ...................................................  2004         1.000             1.032                   --

The Travelers Series Trust
   Equity Income Portfolio (4/00) ..................................  2004         1.000             1.101                   --

   Large Cap Portfolio (11/99) .....................................  2004         1.000             1.048                   --

   Lazard International Stock Portfolio (5/00) .....................  2004         1.000             1.144                   --

   Merrill Lynch Large Cap Core Portfolio (8/00) ...................  2004         1.000             1.123                   --

   MFS Emerging Growth Portfolio (4/00) ............................  2004         1.000             1.081                   --

   MFS Value Portfolio (5/04) ......................................  2004         1.000             1.125                   --

   Pioneer Fund Portfolio (5/03) ...................................  2004         1.000             1.092                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01) .......................  2004         1.000             1.054                   --

   MFS Total Return Portfolio (6/00) ...............................  2004         1.000             1.095                   --

   Pioneer Strategic Income Portfolio (5/00) .......................  2004         1.000             1.103                   --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03) ...................................................  2004         1.000             0.997                   --

   Smith Barney Aggressive Growth Portfolio (12/99) ................  2004         1.000             1.065                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Smith Barney High Income Portfolio (5/01) .......................  2004         1.000             1.084                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99) ...............................................  2004         1.000             0.989                   --

   Smith Barney Mid Cap Core Portfolio (11/99) .....................  2004         1.000             1.094                   --

   Smith Barney Money Market Portfolio (7/00) ......................  2004         1.000             0.993                   --

   Strategic Equity Portfolio (11/99) ..............................  2004         1.000             1.097                   --

   Travelers Managed Income Portfolio (5/01) .......................  2004         1.000             1.028                   --

   Van Kampen Enterprise Portfolio (8/00) ..........................  2004         1.000             1.036                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00) ..............  2004         1.000             1.058                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01) ................................................  2004         1.000             1.168                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (12/99) ................  2004         1.000             1.107                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01) .....................  2004         1.000             1.226                   --


                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

Effective November 1,2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02) ..................................................  2004         1.122             1.229                4,609
                                                                      2003         1.000             1.122                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99) .................................................  2004         1.095             1.168                   --
                                                                      2003         1.000             1.095                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99) ....................  2004         1.190             1.330              400,538
                                                                      2003         1.000             1.190               42,005

   Growth Fund -- Class 2 Shares (11/99) ...........................  2004         1.151             1.275            1,285,673
                                                                      2003         1.000             1.151              254,192

   Growth-Income Fund -- Class 2 Shares (11/99) ....................  2004         1.149             1.249            1,589,364
                                                                      2003         1.000             1.149              227,254

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99) ...............  2004         1.195             1.312              253,598
                                                                      2003         1.000             1.195               14,061

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ..........  2004         1.120             1.242              111,096
                                                                      2003         1.000             1.120               36,855

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ...................................................  2004         1.265             1.554               36,684
                                                                      2003         1.000             1.265                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99) ..................................................  2004         1.178             1.375               63,124
                                                                      2003         1.000             1.178                   --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02) .......  2004         1.164             1.329                7,952
                                                                      2003         1.000             1.164                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99) ..................................  2004         1.122             1.202              406,156
                                                                      2003         1.000             1.122               22,558

   Diversified Strategic Income Portfolio (11/99) ..................  2004         1.059             1.114              206,006
                                                                      2003         1.000             1.059               31,509

   Equity Index Portfolio -- Class II Shares (11/99) ...............  2004         1.132             1.229              172,339
                                                                      2003         1.000             1.132               30,412

   Fundamental Value Portfolio (11/99) .............................  2004         1.171             1.248              166,277
                                                                      2003         1.000             1.171               42,225

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) ...............  2004         1.144             1.357                   --
                                                                      2003         1.000             1.144                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ....................  2004         1.175             1.330                5,180
                                                                      2003         1.000             1.175                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ..............................  2004         1.143             1.267               85,538
                                                                      2003         1.000             1.143               75,228

   Mid-Cap Value Portfolio (5/03) ..................................  2004         1.158             1.415              137,212
                                                                      2003         1.000             1.158                9,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03) ...............................................  2004         1.074             1.208                   --
                                                                      2003         1.000             1.074                   --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ...............................................  2004         1.067             1.206               20,057
                                                                      2003         1.000             1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ............  2004         1.048             1.124              123,851
                                                                      2003         1.000             1.048               23,365

   Total Return Portfolio -- Administrative Class (5/01) ...........  2004         1.027             1.060              817,340
                                                                      2003         1.000             1.027              236,561

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01) ...................................................  2004         1.183             1.353                   --
                                                                      2003         1.000             1.183                9,809

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)  .......  2004         1.239             1.540               20,094
                                                                      2003         1.000             1.239               20,094

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99) .................................  2004         1.172             1.250               70,783
                                                                      2003         1.000             1.172               66,409

   Investors Fund -- Class I (11/99) ...............................  2004         1.149             1.249                2,893
                                                                      2003         1.000             1.149                   --

   Small Cap Growth Fund -- Class I (11/99) ........................  2004         1.239             1.404               23,832
                                                                      2003         1.000             1.239               20,816

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) .................  2004         1.104             1.123                   --
                                                                      2003         1.000             1.104                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01) ................................................  2004         1.153             1.168                   --
                                                                      2003         1.000             1.153                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) ...................................................  2004         1.131             1.188            1,341,726
                                                                      2003         1.000             1.131              184,912

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) ...............................................  2004         1.091             1.128            1,328,505
                                                                      2003         1.000             1.091               77,813

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) ...............................................  2004         1.142             1.240              397,332
                                                                      2003         1.000             1.142                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02) ...................................................  2004         1.125             1.182              201,745
                                                                      2003         1.000             1.125               27,801

The Travelers Series Trust
   Equity Income Portfolio (11/99) .................................  2004         1.135             1.228              325,993
                                                                      2003         1.000             1.135               69,396

   Large Cap Portfolio (11/99) .....................................  2004         1.126             1.181                5,191
                                                                      2003         1.000             1.126                5,614

   Lazard International Stock Portfolio (5/00) .....................  2004         1.161             1.323               31,915
                                                                      2003         1.000             1.161                2,995

   Merrill Lynch Large Cap Core Portfolio (11/99) ..................  2004         1.092             1.246                   --
                                                                      2003         1.000             1.092                   --

   MFS Emerging Growth Portfolio (11/99) ...........................  2004         1.108             1.230               77,692
                                                                      2003         1.000             1.108               31,669

   MFS Value Portfolio (7/04) ......................................  2004         0.994             1.121               30,121

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Fund Portfolio (5/03) ...................................  2004         1.129             1.236                7,358
                                                                      2003         1.000             1.129                6,024

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01) .......................  2004         1.139             1.194               19,007
                                                                      2003         1.000             1.139                   --

   MFS Total Return Portfolio (11/99) ..............................  2004         1.081             1.186              397,389
                                                                      2003         1.000             1.081               16,891

   Pioneer Strategic Income Portfolio (6/00) .......................  2004         1.081             1.181               35,789
                                                                      2003         1.000             1.081                   --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03) ...................................................  2004         0.999             0.995              545,645
                                                                      2003         1.000             0.999              100,362

   Smith Barney Aggressive Growth Portfolio (11/99) ................  2004         1.138             1.232              344,503
                                                                      2003         1.000             1.138              137,904

   Smith Barney High Income Portfolio (11/99) ......................  2004         1.104             1.200              277,946
                                                                      2003         1.000             1.104                3,470

   Smith Barney Large Capitalization Growth
   Portfolio (11/99) ...............................................  2004         1.171             1.157              150,328
                                                                      2003         1.000             1.171               76,777

   Smith Barney Mid Cap Core Portfolio (11/99) .....................  2004         1.161             1.262               18,996
                                                                      2003         1.000             1.161               14,157

   Smith Barney Money Market Portfolio (11/99) .....................  2004         0.996             0.989              431,217
                                                                      2003         1.000             0.996               11,254

   Strategic Equity Portfolio (11/99) ..............................  2004         1.119             1.214                   --
                                                                      2003         1.000             1.119                   --

   Travelers Managed Income Portfolio (11/99) ......................  2004         1.031             1.044              206,790
                                                                      2003         1.000             1.031               27,413

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Van Kampen Enterprise Portfolio (11/99) .........................  2004         1.131             1.157                  896
                                                                      2003         1.000             1.131                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99) .............  2004         1.118             1.178               39,155
                                                                      2003         1.000             1.118                2,197

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01) ................................................  2004         1.237             1.408                5,954
                                                                      2003         1.000             1.237                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99) ................  2004         1.143             1.298               52,591
                                                                      2003         1.000             1.143               24,487

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01) .....................  2004         1.200             1.473               68,250
                                                                      2003         1.000             1.200               38,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT CHARGES 2.50% (B)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02) ..................................................  2004         1.000             1.080                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99) .................................................  2004         1.000             1.057                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99) ....................  2004         1.000             1.112                   --

   Growth Fund -- Class 2 Shares (11/99) ...........................  2004         1.000             1.085                   --

   Growth-Income Fund -- Class 2 Shares (11/99) ....................  2004         1.000             1.064                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99) ...............  2004         1.000             1.084                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ..........  2004         1.000             1.099                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ...................................................  2004         1.000             1.260                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99) ..................................................  2004         1.000             1.155                   --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02) .......  2004         1.000             1.119                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99) ..................................  2004         1.000             1.056                   --

   Diversified Strategic Income Portfolio (11/99) ..................  2004         1.000             1.069                   --

   Equity Index Portfolio -- Class II Shares (11/99) ...............  2004         1.000             1.069                   --

   Fundamental Value Portfolio (11/99) .............................  2004         1.000             1.057                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) ...............  2004         1.000             1.129                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ....................  2004         1.000             1.125                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ..............................  2004         1.000             1.099                   --

   Mid-Cap Value Portfolio (5/03) ..................................  2004         1.000             1.160                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03) ...............................................  2004         1.000             1.116                   --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ...............................................  2004         1.000             1.118                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ............  2004         1.000             1.067                   --

   Total Return Portfolio -- Administrative Class (5/01) ...........  2004         1.000             1.043                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01) ...................................................  2004         1.000             1.158                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)  .......  2004         1.000             1.192                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99) .................................  2004         1.000             1.056                   --

   Investors Fund -- Class I (11/99) ...............................  2004         1.000             1.079                   --

   Small Cap Growth Fund -- Class I (11/99) ........................  2004         1.000             1.165                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) .................  2004         1.000             1.015                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01) ................................................  2004         1.000             1.025                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) ...................................................  2004         1.000             1.038                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) ...............................................  2004         1.000             1.030                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) ...............................................  2004         1.000             1.066                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02) ...................................................  2004         1.000             1.032                   --

The Travelers Series Trust
   Equity Income Portfolio (11/99) .................................  2004         1.000             1.101                   --

   Large Cap Portfolio (11/99) .....................................  2004         1.000             1.048                   --

   Lazard International Stock Portfolio (5/00) .....................  2004         1.000             1.144                   --

   Merrill Lynch Large Cap Core Portfolio (11/99) ..................  2004         1.000             1.123                   --

   MFS Emerging Growth Portfolio (11/99) ...........................  2004         1.000             1.081                   --

   MFS Value Portfolio (7/04) ......................................  2004         1.002             1.125                   --

   Pioneer Fund Portfolio (5/03) ...................................  2004         1.000             1.092                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01) .......................  2004         1.000             1.054                   --

   MFS Total Return Portfolio (11/99) ..............................  2004         1.000             1.095                   --

   Pioneer Strategic Income Portfolio (6/00) .......................  2004         1.000             1.103                   --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03) ...................................................  2004         1.000             0.997                   --

   Smith Barney Aggressive Growth Portfolio (11/99) ................  2004         1.000             1.065                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Smith Barney High Income Portfolio (11/99) ......................  2004         1.000             1.084                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99) ...............................................  2004         1.000             0.989                   --

   Smith Barney Mid Cap Core Portfolio (11/99) .....................  2004         1.000             1.094                   --

   Smith Barney Money Market Portfolio (11/99) .....................  2004         1.000             0.993                   --

   Strategic Equity Portfolio (11/99) ..............................  2004         1.000             1.097                   --

   Travelers Managed Income Portfolio (11/99) ......................  2004         1.000             1.028                   --

   Van Kampen Enterprise Portfolio (11/99) .........................  2004         1.000             1.036                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99) .............  2004         1.000             1.058                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01) ................................................  2004         1.000             1.168                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99) ................  2004         1.000             1.107                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01) .....................  2004         1.000             1.226                   --


                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

Effective November 1,2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Federal Tax Considerations
Independent Accountants
Condensed Financial Information
Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated MAY 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-19985                                                              May 2, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      3
FEDERAL TAX CONSIDERATIONS...............................................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................      7
CONDENSED FINANCIAL INFORMATION..........................................      8
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

      o     The Travelers Insurance Company ("TIC")
      o     The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                 UNDERWRITING COMMISSIONS PAID         AMOUNT OF UNDERWRITING
YEAR               TO TDLLC BY THE COMPANY         COMMISSIONS RETAINED BY TDLLC
--------------------------------------------------------------------------------

2004                       $132,410                              $0
--------------------------------------------------------------------------------

2003                        $73,223                              $0
--------------------------------------------------------------------------------

2002                        $88,393                              $0
--------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Fund BD III for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --
                                                               2002        0.879           0.738                      --
                                                               2001        1.000           0.879                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --
                                                               2002        0.983           0.731                      --
                                                               2001        1.000           0.983                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --
                                                               2002        1.109           0.891                      --
                                                               2001        1.000           1.109                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.763           0.837                      --
                                                               2003        0.565           0.763                      --
                                                               2002        0.805           0.565                      --
                                                               2001        1.000           0.805                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.000           0.883                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.964           1.032                      --
                                                               2003        0.787           0.964                      --
                                                               2002        0.969           0.787                      --
                                                               2001        1.000           0.969                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.167           1.226                      --
                                                               2003        1.061           1.167                      --
                                                               2002        1.029           1.061                      --
                                                               2001        1.000           1.029                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (continued)        2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Fundamental Value Portfolio (4/01)                          2004        1.227           1.307                      --
                                                               2003        0.899           1.227                      --
                                                               2002        1.161           0.899                      --
                                                               2001        1.000           1.161                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                      --
                                                               2003        0.283           0.376                      --
                                                               2002        0.401           0.283                      --
                                                               2001        1.000           0.401                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

Putnam Variable Trust

   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                      --
                                                               2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund - Class I (5/01)                             2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                      --
                                                               2003        0.650           0.790                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                      --
                                                               2003        0.644           0.851                      --
                                                               2002        0.893           0.644                      --
                                                               2001        1.000           0.893                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                      --
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                      --
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                      --
                                                               2003        0.587           0.743                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.709           0.808                      --
                                                               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.583           0.647                      --
                                                               2003        0.459           0.583                      --
                                                               2002        0.709           0.459                      --
                                                               2001        1.000           0.709                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (6/00)                           2004        1.214           1.332                      --
                                                               2003        1.059           1.214                      --
                                                               2002        1.136           1.059                      --
                                                               2001        1.000           1.136                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.248           1.363                      --
                                                               2003        1.061           1.248                      --
                                                               2002        1.018           1.061                      --
                                                               2001        1.033           1.018                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.144           1.238                      --
                                                               2003        0.864           1.144                      --
                                                               2002        1.304           0.864                      --
                                                               2001        1.000           1.304                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.042           1.133                      --
                                                               2003        0.830           1.042                      --
                                                               2002        0.872           0.830                      --
                                                               2001        1.000           0.872                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.574           0.666                      --
                                                               2003        0.458           0.574                      --
                                                               2002        0.626           0.458                      --
                                                               2001        1.000           0.626                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.928           1.010                      --
                                                               2003        0.739           0.928                      --
                                                               2002        1.007           0.739                      --
                                                               2001        1.000           1.007                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.926           0.915                      --
                                                               2003        0.638           0.926                      --
                                                               2002        0.861           0.638                      --
                                                               2001        1.000           0.861                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.221           1.327                      --
                                                               2003        0.956           1.221                      --
                                                               2002        1.201           0.956                      --
                                                               2001        1.000           1.201                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.060           1.052                      --
                                                               2003        1.070           1.060                      --
                                                               2002        1.074           1.070                      --
                                                               2001        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                      --
                                                               2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.196           1.211                      --
                                                               2003        1.121           1.196                      --
                                                               2002        1.115           1.121                      --
                                                               2001        1.000           1.115                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.646           0.660                      --
                                                               2003        0.522           0.646                      --
                                                               2002        0.752           0.522                      --
                                                               2001        1.000           0.752                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.693           0.730                      --
                                                               2003        0.553           0.693                      --
                                                               2002        0.832           0.553                      --
                                                               2001        1.000           0.832                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                      --
                                                               2003        0.691           0.965                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.017           1.155                      --
                                                               2003        0.805           1.017                      --
                                                               2002        0.903           0.805                      --
                                                               2001        1.000           0.903                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                 127,755
                                                               2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

   Growth Fund - Class 2 Shares (12/99)                        2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.761           0.835                 569,576
                                                               2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.962           1.029               1,649,177
                                                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

   Diversified Strategic Income Portfolio (2/01)               2004        1.164           1.223                 846,734
                                                               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01)                          2004        1.224           1.304               2,184,138
                                                               2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.375           0.445               1,080,108
                                                               2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2004        1.069           1.162               1,681,872
                                                               2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund - Class I (3/01)                      2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                 103,041
                                                               2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                 102,329
                                                               2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                 870,667
                                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                 159,012
                                                               2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                 197,092
                                                               2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                 368,697
                                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               1,300,341
                                                               2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845                 468,938
                                                               2003        0.586           0.742                 376,707

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.707           0.806                 387,974
                                                               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.000           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2004        0.581           0.645                 636,067
                                                               2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.000           1.126                  52,455

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                   6,859

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                   6,826
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2004        1.211           1.328               5,040,154
                                                               2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.000           1.151                  62,642

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.246           1.360                 230,725
                                                               2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.141           1.234               3,002,324
                                                               2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)                   2004        1.039           1.130                 805,157
                                                               2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.573           0.664                 225,899
                                                               2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.925           1.007                 712,168
                                                               2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150
                                                               2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.924           0.912               2,124,750
                                                               2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.218           1.323                 924,130
                                                               2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)                  2004        1.057           1.050               1,638,866
                                                               2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729               2,465,759
                                                               2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.149           0.925                  40,615
                                                               1999        1.000           1.149                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.193           1.207                 730,685
                                                               2003        1.118           1.193                 906,536
                                                               2002        1.112           1.118                 915,092
                                                               2001        1.000           1.112                 211,077

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.644           0.658                 117,320
                                                               2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.691           0.728                 483,457
                                                               2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Emerging Growth Portfolio - Class I Shares (continued)      2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                 151,184
                                                               2003        0.691           0.965                 175,378
                                                               2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.014           1.151                 496,602
                                                               2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.247           1.362                   3,250
                                                               2003        0.960           1.247                   2,224

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2004        1.291           1.426                  29,481
                                                               2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.306           1.430                   6,328
                                                               2003        0.969           1.306                   3,766

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.195           1.277                  11,012
                                                               2003        0.977           1.195                   2,822

   Diversified Strategic Income Portfolio (2/01)               2004        1.109           1.162                   6,109
                                                               2003        1.010           1.109                   3,253

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426

   Fundamental Value Portfolio (4/01)                          2004        1.315           1.398                  92,694
                                                               2003        0.966           1.315                  30,308

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                      --
                                                               2003        0.983           1.301                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.311           1.395                  49,426
                                                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586

   Small Cap Growth Fund - Class I (3/01)                      2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                      --
                                                               2003        0.963           1.168                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                      --
                                                               2003        0.960           1.266                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311                 260,754
                                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210                 324,696
                                                               2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347                      --
                                                               2003        0.963           1.244                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.218           1.277                      --
                                                               2003        0.962           1.218                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                      --
                                                               2003        0.967           1.184                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                      --
                                                               2003        1.001           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.158           1.318                  14,325
                                                               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2004        1.232           1.364                      --
                                                               2003        0.971           1.232                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.256           1.357                  44,785
                                                               2003        0.951           1.256                  42,581

   Smith Barney High Income Portfolio (5/01)                   2004        1.262           1.369                  82,764
                                                               2003        1.007           1.262                  29,513

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.234           1.429                      --
                                                               2003        0.986           1.234                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.371           1.352                  54,671
                                                               2003        0.946           1.371                  52,757

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.245           1.350                  35,234
                                                               2003        0.977           1.245                  35,234

   Smith Barney Money Market Portfolio (7/00)                  2004        0.988           0.979                 122,628
                                                               2003        1.000           0.988                  31,339

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350

   Travelers Managed Income Portfolio (5/01)                   2004        1.080           1.091                   5,363
                                                               2003        1.014           1.080                   3,588

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.192           1.216                      --
                                                               2003        0.966           1.192                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.200           1.262                      --
                                                               2003        0.960           1.200                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                      --
                                                               2003        0.975           1.359                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.250           1.416                      --
                                                               2003        0.992           1.250                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        1.000           0.875                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.000           0.978                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --
                                                               2002        0.802           0.562                      --
                                                               2001        1.000           0.802                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.000           0.879                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --
                                                               2002        0.965           0.782                      --
                                                               2001        1.000           0.965                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --
                                                               2002        1.024           1.055                      --
                                                               2001        1.000           1.024                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Fundamental Value Portfolio (4/01)                          2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --
                                                               2002        1.157           0.894                      --
                                                               2001        1.000           1.157                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --
                                                               2002        0.399           0.282                      --
                                                               2001        1.000           0.399                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --
                                                               2002        0.891           0.648                      --
                                                               2001        1.000           0.891                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --
                                                               2002        0.892           0.641                      --
                                                               2001        1.000           0.892                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --
                                                               2002        0.706           0.456                      --
                                                               2001        1.000           0.706                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.031           1.015                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney High Income Portfolio (5/01)                   2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --
                                                               2002        0.868           0.825                      --
                                                               2001        1.000           0.868                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.570           0.659                      --
                                                               2003        0.455           0.570                      --
                                                               2002        0.623           0.455                      --
                                                               2001        1.000           0.623                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.920           1.000                  26,558
                                                               2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)                  2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --
                                                               2002        1.069           1.063                      --
                                                               2001        1.000           1.069                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio (continued)              2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --
                                                               2002        0.748           0.519                      --
                                                               2001        1.000           0.748                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --
                                                               2002        0.829           0.549                      --
                                                               2001        1.000           0.829                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                      --
                                                               2003        0.688           0.960                      --
                                                               2002        0.943           0.688                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --
                                                               2002        0.900           0.800                      --
                                                               2001        1.000           0.900                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.000           0.906                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                      --
                                                               2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                      --
                                                               2003        0.961           1.288                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                      --
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                      --
                                                               2003        0.966           1.312                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                      --
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                      --
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                      --
                                                               2003        0.986           1.126                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                      --
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                      --
                                                               2003        1.007           1.259                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                      --
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                      --
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                      --
                                                               2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.263           1.274                      --
   Portfolio (5/01)
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                 111,285
                                                               2003        1.007           1.259                 116,508

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.490           0.576                      --
                                                               2003        0.398           0.490                      --
                                                               2002        0.540           0.398                      --
                                                               2001        1.000           0.540                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.068                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.077                      --

   Money Market Portfolio (2/98)                               2004        1.144           1.137                      --
                                                               2003        1.153           1.144                      --
                                                               2002        1.156           1.153                      --
                                                               2001        1.000           1.156                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.815           1.002                      --
                                                               2003        0.579           0.815                      --
                                                               2002        0.666           0.579                      --
                                                               2001        1.000           0.666                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.704           2.204                      --
                                                               2003        1.292           1.704                      --
                                                               2002        1.256           1.292                      --
                                                               2001        1.000           1.256                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.984           1.078                      --
                                                               2003        0.759           0.984                      --
                                                               2002        0.954           0.759                      --
                                                               2001        1.000           0.954                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.852           0.881                      --
                                                               2003        0.715           0.852                      --
                                                               2002        0.872           0.715                      --
                                                               2001        1.000           0.872                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.031           0.883                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --
                                                               2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.043           1.120                      --
                                                               2003        0.757           1.043                      --
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.024           1.092                      --
                                                               2003        0.799           1.024                      --
                                                               2002        1.000           0.799                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.935           0.997                      --
                                                               2003        0.836           0.935                      --
                                                               2002        0.910           0.836                      --
                                                               2001        1.000           0.910                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.801           0.900                      --
                                                               2003        0.645           0.801                      --
                                                               2002        0.930           0.645                      --
                                                               2001        1.000           0.930                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.344                      --
                                                               2003        0.241           0.347                      --
                                                               2002        0.414           0.241                      --
                                                               2001        1.000           0.414                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.541           0.557                      --
                                                               2003        0.444           0.541                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (continued)     2002        0.608           0.444                      --
                                                               2001        1.000           0.608                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --
                                                               2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                      --
                                                               2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund - Class I (5/01)                             2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.137           1.124                      --
                                                               2003        0.799           1.137                      --
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.141           1.194                      --
                                                               2003        0.919           1.141                      --
                                                               2002        1.003           0.919                      --
                                                               2001        1.000           1.003                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.098           1.259                      --
                                                               2003        0.834           1.098                      --
                                                               2002        0.990           0.834                      --
                                                               2001        1.000           0.990                      --

   Equity Income Portfolio (4/00)                              2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

   Federated High Yield Portfolio (5/00)                       2004        1.154           1.254                      --
                                                               2003        0.958           1.154                      --
                                                               2002        0.939           0.958                      --
                                                               2001        1.009           0.939                      --

   Federated Stock Portfolio (5/00)                            2004        1.044           1.136                      --
                                                               2003        0.831           1.044                      --
                                                               2002        1.047           0.831                      --
                                                               2001        1.000           1.047                      --

   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                      --
                                                               2003        0.587           0.743                      --
                                                               2002        0.685           0.587                      --
                                                               2001        1.000           0.685                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.709           0.808                      --
                                                               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (4/00)                        2004        0.583           0.647                      --
                                                               2003        0.459           0.583                      --
                                                               2002        0.709           0.459                      --
                                                               2001        1.000           0.709                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.500           0.561                      --
                                                               2003        0.371           0.500                      --
                                                               2002        0.736           0.371                      --
                                                               2001        1.000           0.736                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.082                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.213           1.233                      --
                                                               2003        1.152           1.213                      --
                                                               2002        1.107           1.152                      --
                                                               2001        1.000           1.107                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.051                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (6/00)                           2004        1.214           1.332                      --
                                                               2003        1.059           1.214                      --
                                                               2002        1.136           1.059                      --
                                                               2001        1.000           1.136                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.248           1.363                      --
                                                               2003        1.061           1.248                      --
                                                               2002        1.018           1.061                      --
                                                               2001        1.000           1.018                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                      --
                                                               2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                      --
                                                               2003        0.723           0.931                      --
                                                               2002        0.912           0.723                      --
                                                               2001        1.000           0.912                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.777           0.794                      --
                                                               2003        0.628           0.777                      --
                                                               2002        0.907           0.628                      --
                                                               2001        1.000           0.907                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.892           1.011                      --
                                                               2003        0.707           0.892                      --
                                                               2002        0.795           0.707                      --
                                                               2001        1.000           0.795                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.942           0.939                      --
                                                               2003        0.766           0.942                      --
                                                               2002        0.842           0.766                      --
                                                               2001        1.000           0.842                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --
                                                               2001        1.000           1.027                      --

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.489           0.575               1,021,955
                                                               2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.068                  67,365

   Managed Assets Trust (5/04)                                 2004        1.000           1.077                  36,382

   Money Market Portfolio (2/98)                               2004        1.136           1.129               2,129,590
                                                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                      --
                                                               2000        1.076           1.076                      --
                                                               1999        1.041           1.076                      --
                                                               1998        1.007           1.041                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508

   Growth Fund - Class 2 Shares (12/99)                        2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.813           1.000                  74,551
                                                               2003        0.578           0.813                  69,100
                                                               2002        0.664           0.578                  52,299
                                                               2001        0.747           0.664                  35,367
                                                               2000        1.000           0.747                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.701           2.200                 490,484
                                                               2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.982           1.076                 589,066
                                                               2003        0.758           0.982                 595,632
                                                               2002        0.952           0.758                 437,002
                                                               2001        1.030           0.952                 258,340
                                                               2000        1.000           1.030                   1,000

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.851           0.880                 767,752
                                                               2003        0.713           0.851                 833,711
                                                               2002        0.870           0.713                 431,821
                                                               2001        0.975           0.870                 121,682
                                                               2000        1.000           0.975                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.081           1.065                  15,014

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        0.949           0.818                 923,288

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.043           1.120                  75,818
                                                               2003        0.757           1.043                  49,048
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.024           1.092                 222,099
                                                               2003        0.799           1.024                 187,816
                                                               2002        1.000           0.799                   1,037

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.934           0.995                 836,476
                                                               2003        0.834           0.934                 898,191
                                                               2002        0.908           0.834                 887,648
                                                               2001        0.971           0.908                 734,043
                                                               2000        1.000           0.971                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.799           0.898                 428,067
                                                               2003        0.643           0.799                 466,183
                                                               2002        0.928           0.643                 506,583
                                                               2001        1.133           0.928                 331,987
                                                               2000        1.000           1.133                   1,000

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.343                 724,127
                                                               2003        0.240           0.347                 781,983
                                                               2002        0.414           0.240                 771,229
                                                               2001        0.671           0.414                 459,241
                                                               2000        1.000           0.671                   1,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.540           0.556                 965,366
                                                               2003        0.444           0.540                 932,806
                                                               2002        0.607           0.444                 799,493
                                                               2001        0.797           0.607                 567,306
                                                               2000        1.000           0.797                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.201           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2004        1.069           1.162               1,681,872
                                                               2003        0.821           1.069               1,765,663

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Investors Fund - Class I (continued)                        2002        1.084           0.821               1,678,687
                                                               2001        1.150           1.084                 688,342

   Large Cap Growth Fund - Class I (5/02)                      2004        1.137           1.124                 612,352
                                                               2003        0.799           1.137                 676,213
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.394           1.272                 396,736

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.139           1.192                 789,762
                                                               2003        0.917           1.139                 817,572
                                                               2002        1.002           0.917                 303,279
                                                               2001        1.026           1.002                 177,899
                                                               2000        1.000           1.026                   1,000

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.096           1.256                 429,800
                                                               2003        0.833           1.096                 390,439
                                                               2002        0.988           0.833                 257,622
                                                               2001        1.046           0.988                 223,113
                                                               2000        1.000           1.046                   1,000

   Equity Income Portfolio (4/00)                              2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.052           1.130                  12,212

   Federated High Yield Portfolio (5/00)                       2004        1.152           1.252                 789,332
                                                               2003        0.956           1.152                 943,802
                                                               2002        0.937           0.956                 398,965
                                                               2001        0.934           0.937                 288,209
                                                               2000        1.000           0.934                   1,000

   Federated Stock Portfolio (5/00)                            2004        1.042           1.134                 314,443
                                                               2003        0.830           1.042                 320,165
                                                               2002        1.045           0.830                 177,616

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated Stock Portfolio (continued)                       2001        1.045           1.045                 144,796
                                                               2000        1.000           1.045                   1,000

   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               1,300,341
                                                               2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               2000        1.125           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845                 468,938
                                                               2003        0.586           0.742                 376,707
                                                               2002        0.684           0.586                  69,198
                                                               2001        0.942           0.684                  15,435
                                                               2000        1.000           0.942                   1,000

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.707           0.806                 387,974
                                                               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.135           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2004        0.581           0.645                 636,067
                                                               2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.432           1.126                  52,455

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.499           0.560               1,648,468
                                                               2003        0.370           0.499               1,689,467
                                                               2002        0.735           0.370               1,021,136
                                                               2001        0.978           0.735                 440,334
                                                               2000        1.000           0.978                   1,000

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                   6,859

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                   6,826
                                                               2003        1.000           1.215                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.082                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Quality Bond Portfolio (5/00)                     2004        1.211           1.231               1,390,622
                                                               2003        1.150           1.211               1,847,235
                                                               2002        1.105           1.150               1,423,939
                                                               2001        1.048           1.105                 587,507
                                                               2000        1.000           1.048                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.051                  22,342

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2004        1.211           1.328               5,040,154
                                                               2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.002           1.151                  62,642

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.246           1.360                 230,725
                                                               2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729               2,465,759
                                                               2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.000           0.925                  40,615

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                 355,494
                                                               2003        0.723           0.931                 245,454

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Comstock Portfolio - Class II Shares (continued)            2002        0.912           0.723                 286,548
                                                               2001        1.000           0.912                  90,258

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.777           0.794                  27,106
                                                               2003        0.628           0.777                  24,160
                                                               2002        0.907           0.628                  10,727
                                                               2001        1.000           0.907                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.891           1.009               1,156,619
                                                               2003        0.706           0.891               1,139,118
                                                               2002        0.793           0.706               1,012,947
                                                               2001        0.921           0.793                 674,383
                                                               2000        1.000           0.921                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.942           0.939                 170,870
                                                               2003        0.766           0.942                 178,424
                                                               2002        0.842           0.766                  54,034
                                                               2001        1.000           0.842                  39,739

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141
                                                               2001        1.000           1.027                 186,709

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.188           1.395                  12,740
                                                               2003        0.968           1.188                  12,749

   High Yield Bond Trust (5/04)                                2004        1.000           1.067                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (2/98)                               2004        0.989           0.982                      --
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2004        1.291           1.426                  29,481
                                                               2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.378           1.691                      --
                                                               2003        0.982           1.378                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.323           1.708                   4,404
                                                               2003        1.005           1.323                   2,295

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.263           1.381                   9,226
                                                               2003        0.976           1.263                   9,051

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.156           1.192                      --
                                                               2003        0.971           1.156                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.306           1.400                  64,585
                                                               2003        0.949           1.306                  64,282

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.237           1.316                      --
                                                               2003        0.967           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.111           1.181                      --
                                                               2003        0.994           1.111                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.225           1.374                      --
                                                               2003        0.988           1.225                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.359           1.342                      --
                                                               2003        0.944           1.359                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.190           1.222                      --
                                                               2003        0.980           1.190                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.311           1.395                  49,426
                                                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586

   Large Cap Growth Fund - Class I (5/02)                      2004        1.364           1.346                      --
                                                               2003        0.961           1.364                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.235           1.289                   3,172
                                                               2003        0.996           1.235                   1,623

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.284           1.468                      --
                                                               2003        0.977           1.284                      --

   Equity Income Portfolio (4/00)                              2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (5/00)                       2004        1.206           1.308                      --
                                                               2003        1.003           1.206                      --

   Federated Stock Portfolio (5/00)                            2004        1.225           1.331                   6,517
                                                               2003        0.978           1.225                   3,385

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                      --
                                                               2003        0.967           1.184                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                      --
                                                               2003        1.001           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.158           1.318                  14,325
                                                               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2004        1.232           1.364                      --
                                                               2003        0.971           1.232                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.311           1.469                  37,155
                                                               2003        0.974           1.311                  37,013

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.066           1.081                      --
                                                               2003        1.014           1.066                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.252           1.444                      --
                                                               2003        0.975           1.252                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.193           1.216                      --
                                                               2003        0.966           1.193                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.248           1.411                   3,519
                                                               2003        0.991           1.248                   3,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.170           1.164                      --
                                                               2003        0.954           1.170                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.486           0.571                      --
                                                               2003        0.396           0.486                      --
                                                               2002        0.538           0.396                      --
                                                               2001        1.000           0.538                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.067                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (2/98)                               2004        1.130           1.121                      --
                                                               2003        1.141           1.130                      --
                                                               2002        1.146           1.141                      --
                                                               2001        1.000           1.146                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.809           0.992                      --
                                                               2003        0.576           0.809                      --
                                                               2002        0.663           0.576                      --
                                                               2001        1.000           0.663                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.692           2.183                      --
                                                               2003        1.285           1.692                      --
                                                               2002        1.252           1.285                      --
                                                               2001        1.000           1.252                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.977           1.068                      --
                                                               2003        0.755           0.977                      --
                                                               2002        0.950           0.755                      --
                                                               2001        1.000           0.950                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.846           0.873                      --
                                                               2003        0.711           0.846                      --
                                                               2002        0.869           0.711                      --
                                                               2001        1.000           0.869                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.028           0.879                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.040           1.114                      --
                                                               2003        0.756           1.040                      --
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.020           1.086                      --
                                                               2003        0.798           1.020                      --
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.929           0.988                      --
                                                               2003        0.831           0.929                      --
                                                               2002        0.907           0.831                      --
                                                               2001        1.000           0.907                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.795           0.892                      --
                                                               2003        0.641           0.795                      --
                                                               2002        0.927           0.641                      --
                                                               2001        1.000           0.927                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        0.345           0.340                      --
                                                               2003        0.240           0.345                      --
                                                               2002        0.413           0.240                      --
                                                               2001        1.000           0.413                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.537           0.551                      --
                                                               2003        0.442           0.537                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (continued)     2002        0.606           0.442                      --
                                                               2001        1.000           0.606                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --
                                                               2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Large Cap Growth Fund - Class I (5/02)                      2004        1.133           1.118                      --
                                                               2003        0.798           1.133                      --
                                                               2002        1.000           0.798                   1,000

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.133           1.183                      --
                                                               2003        0.914           1.133                      --
                                                               2002        1.000           0.914                      --
                                                               2001        1.000           1.000                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.090           1.247                      --
                                                               2003        0.830           1.090                      --
                                                               2002        0.986           0.830                      --
                                                               2001        1.000           0.986                      --

   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Federated High Yield Portfolio (5/00)                       2004        1.146           1.242                      --
                                                               2003        0.953           1.146                      --
                                                               2002        0.936           0.953                      --
                                                               2001        1.000           0.936                      --

   Federated Stock Portfolio (5/00)                            2004        1.036           1.125                      --
                                                               2003        0.827           1.036                      --
                                                               2002        1.044           0.827                      --
                                                               2001        1.000           1.044                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --
                                                               2002        0.683           0.584                      --
                                                               2001        1.000           0.683                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --
                                                               2002        0.706           0.456                      --
                                                               2001        1.000           0.706                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.496           0.556                      --
                                                               2003        0.369           0.496                      --
                                                               2002        0.734           0.369                      --
                                                               2001        1.000           0.734                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.204           1.222                      --
                                                               2003        1.146           1.204                      --
                                                               2002        1.103           1.146                      --
                                                               2001        1.000           1.103                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.000           1.015                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.926           1.068                      --
                                                               2003        0.721           0.926                      --
                                                               2002        0.911           0.721                      --
                                                               2001        1.000           0.911                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.773           0.788                      --
                                                               2003        0.626           0.773                      --
                                                               2002        0.906           0.626                      --
                                                               2001        1.000           0.906                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.886           1.002                      --
                                                               2003        0.703           0.886                      --
                                                               2002        0.792           0.703                      --
                                                               2001        1.000           0.792                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.937           0.932                      --
                                                               2003        0.764           0.937                      --
                                                               2002        0.841           0.764                      --
                                                               2001        1.000           0.841                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.025           0.906                      --
                                                               2001        1.000           1.025                      --

                           PORTFOLIO VINTAGE ARCHITECT
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.074                      --

   Money Market Portfolio (2/98)                               2004        0.987           0.978                      --
                                                               2003        1.000           0.987                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                      --
                                                               2003        0.961           1.288                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                      --
                                                               2003        0.976           1.260                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                      --
                                                               2003        0.971           1.153                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.304           1.394                      --
                                                               2003        0.949           1.304                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                      --
                                                               2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.232           1.284                      --
                                                               2003        0.996           1.232                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                      --
                                                               2003        0.977           1.281                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Federated High Yield Portfolio (5/00)                       2004        1.204           1.303                      --
                                                               2003        1.003           1.204                      --

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                      --
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.079                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                      --
                                                               2003        1.014           1.063                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                      --
                                                               2003        0.986           1.126                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                      --
                                                               2003        0.974           1.249                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                      --
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.074                      --

   Money Market Portfolio (2/98)                               2004        0.987           0.978                   6,455
                                                               2003        1.000           0.987                   4,284

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                  10,675
                                                               2003        0.976           1.260                  10,676

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                   6,461
                                                               2003        0.971           1.153                   4,966

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.304           1.394                   8,114
                                                               2003        0.949           1.304                   8,114

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                   9,123
                                                               2003        0.980           1.188                   9,123

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.232           1.284                   8,332
                                                               2003        0.996           1.232                   5,538

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                   8,768
                                                               2003        0.977           1.281                   8,768

   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (5/00)                       2004        1.204           1.303                   8,508
                                                               2003        1.003           1.204                   8,508

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                      --
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.079                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                   3,363
                                                               2003        1.014           1.063                   2,115

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                   7,648
                                                               2003        0.974           1.249                   8,465

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                  13,010
                                                               2003        0.991           1.245                  11,624

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.227                  47,564
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.167                 127,017
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.328                 209,668
                                                               2003        1.000           1.189                  11,198

   Growth Fund - Class 2 Shares (12/99)                        2004        1.151           1.274                 594,397
                                                               2003        1.000           1.151                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.149           1.247                 707,032
                                                               2003        1.000           1.149                  24,831

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.194           1.310                  79,792
                                                               2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.240                  93,925
                                                               2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.552                 109,299
                                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.177           1.373                 208,807
                                                               2003        1.000           1.177                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.163           1.327                  14,468
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.121           1.200                 135,134
                                                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)               2004        1.059           1.112                 165,730
                                                               2003        1.000           1.059                   7,260

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.132           1.227                 165,512
                                                               2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01)                          2004        1.171           1.246                 184,304
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.144           1.355                   6,353
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.328                  42,276
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.266                  75,347
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.413                 220,095
                                                               2003        1.000           1.158                   5,067

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.122                 152,537
                                                               2003        1.000           1.048                   7,307

   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.059                 184,224
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.537                  31,452
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.172           1.248                  72,054
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (5/01)                             2004        1.149           1.247                  19,843
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.239           1.402                  31,281
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.122                     326
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.167                   6,481
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.131           1.186               1,197,888
                                                               2003        1.000           1.131                  18,486

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth     2004        1.091           1.127                 566,801
   and Value (10/02)
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                 216,095
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.124           1.180                  53,951
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.134           1.226                  60,231
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2004        1.125           1.179                   9,902
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.321                 109,099
                                                               2003        1.000           1.160                   1,167

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.107           1.228                  19,369
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.234                  24,600
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.185                 545,728
                                                               2003        1.000           1.080                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.081           1.179                 117,524
                                                               2003        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.138           1.230                 414,907
                                                               2003        1.000           1.138                  15,556

   Smith Barney High Income Portfolio (5/01)                   2004        1.103           1.198                 139,420
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.171           1.156                  62,721
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.260                  60,929
                                                               2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)                  2004        0.996           0.988                  93,816
                                                               2003        1.000           0.996                  98,846

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.031           1.043                 303,771
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.237           1.406                  79,725
                                                               2003        1.000           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.143           1.297                 302,203
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.226                      --
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.166                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.327                      --
                                                               2003        1.000           1.189                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.151           1.273                      --
                                                               2003        1.000           1.151                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.148           1.246                      --
                                                               2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.194           1.309                      --
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.239                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.551                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.177           1.372                      --
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.163           1.326                      --
                                                               2003        1.000           1.163                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.121           1.199                      --
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.059           1.111                      --
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.131           1.226                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01)                          2004        1.170           1.245                      --
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.354                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.327                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.265                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.412                      --
                                                               2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.206                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.204                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.121                      --
                                                               2003        1.000           1.047                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.058                      --
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.350                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.536                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (5/01)                             2004        1.149           1.246                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.121                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.166                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.185                  34,697
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.091           1.126                  35,338
                                                               2003        1.000           1.091                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.134           1.225                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2004        1.125           1.178                      --
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.320                      --
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.243                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.107           1.227                      --
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.233                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.192                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.184                      --
                                                               2003        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.081           1.179                      --
                                                               2003        1.000           1.081                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.137           1.230                      --
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.155                      --
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.259                      --
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.987                      --
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.212                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.031           1.042                      --
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.130           1.154                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.117           1.175                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.405                      --
                                                               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.143           1.296                      --
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.470                      --
                                                               2003        1.000           1.200                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --

   Fundamental Value Portfolio (4/01)                          2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (continued)              2002        1.015           1.055                      --
                                                               2001        1.031           1.015                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560

   Smith Barney High Income Portfolio (5/01)                   2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951

   Smith Barney Money Market Portfolio (7/00)                  2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                      --
                                                               2003        0.688           0.960                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.121           1.224                  83,568
                                                               2003        1.000           1.121                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.094           1.163                      --
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.324                 263,884
                                                               2003        1.000           1.188                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.150           1.270                 276,644
                                                               2003        1.000           1.150                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.148           1.244                 534,239
                                                               2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.306                   9,224
                                                               2003        1.000           1.193                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.236                   9,762
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.264           1.547                   6,128
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.369                  35,130
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.197                   8,849
                                                               2003        1.000           1.120                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.058           1.109                      --
                                                               2003        1.000           1.058                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01)                          2004        1.170           1.243                 279,395
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.351                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.324                      --
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.262                  75,180
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.157           1.409                  70,760
                                                               2003        1.000           1.157                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  11,520
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.119                  96,680
                                                               2003        1.000           1.047                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.056                  44,977
                                                               2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.533                 236,179
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.171           1.245                  11,919
                                                               2003        1.000           1.171                      --

   Investors Fund - Class I (5/01)                             2004        1.148           1.244                  17,949
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.238           1.399                  26,711
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.119                   7,191
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.164                  12,731
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.183                 141,272
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.090           1.124                  29,159
                                                               2003        1.000           1.090                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.235                      --
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.123           1.177                      --
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.223                  33,990
                                                               2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)                                 2004        1.124           1.176                      --
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.318                  23,515
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.241                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.224                      --
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                  54,680

   Pioneer Fund Portfolio (5/03)                               2004        1.128           1.231                  12,985
                                                               2003        1.000           1.128                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.189                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.181                 168,861
                                                               2003        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.080           1.176                      --
                                                               2003        1.000           1.080                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.137           1.227                 243,568
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.102           1.195                  22,846
                                                               2003        1.000           1.102                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.152                  12,249
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.257                      --
                                                               2003        1.000           1.159                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.985                      --
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.209                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.030           1.040                  12,120
                                                               2003        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.152                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.173                      --
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.402                  14,738
                                                               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.142           1.293                  27,499
                                                               2003        1.000           1.142                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.199           1.467                  20,405
                                                               2003        1.000           1.199                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.222                  53,770
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.162                  22,312
                                                               2003        1.000           1.093                   2,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.322                 359,933
                                                               2003        1.000           1.188                  25,685

   Growth Fund - Class 2 Shares (12/99)                        2004        1.150           1.268               1,406,254
                                                               2003        1.000           1.150                  14,313

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.242               1,878,411
                                                               2003        1.000           1.147                  54,395

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.304                 185,368
                                                               2003        1.000           1.193                  30,431

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.235                 143,445
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.545                 111,636
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.367                 422,727
                                                               2003        1.000           1.176                   8,015

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.162           1.322                 273,758
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.195                 459,734
                                                               2003        1.000           1.120                   8,063

   Diversified Strategic Income Portfolio (2/01)               2004        1.058           1.107                 410,739
                                                               2003        1.000           1.058                  31,831

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.222               1,113,161
                                                               2003        1.000           1.130                   9,822

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.241                 692,617
                                                               2003        1.000           1.169                  61,068

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.350                  58,373
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.322                  26,720
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.260                 446,478
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.407                 290,835
                                                               2003        1.000           1.156                  27,632

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                  15,726
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                   4,348
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.118                 356,400
                                                               2003        1.000           1.046                   1,830

   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.054                 743,362
                                                               2003        1.000           1.025                  20,461

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.346                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.531                  37,993
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.243                  49,432
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.148           1.242                  16,315
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.237           1.397                  98,427
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.117                  39,294
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.162                  30,941
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.181               1,697,679
                                                               2003        1.000           1.129                  47,387

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.090           1.122               2,221,710
                                                               2003        1.000           1.090                   3,593

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.233                 441,646
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.123           1.175                 171,003
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.221                 333,437
                                                               2003        1.000           1.133                  12,528

   Large Cap Portfolio (11/99)                                 2004        1.124           1.174                   3,595
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.316                  73,721
                                                               2003        1.000           1.159                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.239                 177,695
                                                               2003        1.000           1.090                  46,178

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.223                     585
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                   2,901

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.229                  25,906
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.188                 194,994
                                                               2003        1.000           1.137                  70,962

   MFS Total Return Portfolio (6/00)                           2004        1.079           1.180                 786,907
                                                               2003        1.000           1.079                  56,756

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.174                 159,052
                                                               2003        1.000           1.079                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                  29,057
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.225                 420,028
                                                               2003        1.000           1.136                  12,270

   Smith Barney High Income Portfolio (5/01)                   2004        1.102           1.193                 369,138
                                                               2003        1.000           1.102                  19,889

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.151                 191,006
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.255                 147,977
                                                               2003        1.000           1.159                   4,777

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.984                 290,348
                                                               2003        1.000           0.995                  46,545

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.208                      --
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.030           1.039                 300,557
                                                               2003        1.000           1.030                   1,863

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.150                   2,766
                                                               2003        1.000           1.129                   1,323

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.171                  47,346
                                                               2003        1.000           1.116                  13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.400                  25,352
                                                               2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.291                 468,766
                                                               2003        1.000           1.141                  44,231

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.465                 163,930
                                                               2003        1.000           1.198                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                 111,285
                                                               2003        1.007           1.259                 116,508

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------

   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                  69,813
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.160                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.320                 418,416
                                                               2003        1.000           1.188                  12,571

   Growth Fund - Class 2 Shares (12/99)                        2004        1.149           1.266               1,448,922
                                                               2003        1.000           1.149                   2,496

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.240               1,766,970
                                                               2003        1.000           1.147                  98,693

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.302                 155,797
                                                               2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.233                 362,129
                                                               2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.543                  60,640
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.365                 334,841
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.320                 186,548
                                                               2003        1.000           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.193                 508,994
                                                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.106                 289,574
                                                               2003        1.000           1.057                  21,719

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.220                 138,787
                                                               2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.239                 561,965
                                                               2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.348                  21,722
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                  55,847
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.259                 215,528
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.405                 195,242
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   2,234
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.116                 321,614
                                                               2003        1.000           1.046                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.053                 692,716
                                                               2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.529                  26,473
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.242                  47,407
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.147           1.240                     866
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.237           1.395                  25,125
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.116                  25,881
                                                               2003        1.000           1.101                  19,652

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179               3,163,455
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120               1,814,630
                                                               2003        1.000           1.089                  56,399

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2004        1.140           1.232                 559,469
   and Value (10/02)
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.174                  70,565
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.219                  63,101
                                                               2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                  14,345
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.314                 113,964
                                                               2003        1.000           1.159                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.237                  10,421
                                                               2003        1.000           1.090                   1,812

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.221                  18,394
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                 116,014

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.227                  90,074
                                                               2003        1.000           1.127                  13,260

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.186                  11,931
                                                               2003        1.000           1.137                      --

   MFS Total Return Portfolio (6/00)                           2004        1.079           1.178                 984,342
                                                               2003        1.000           1.079                  69,945

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.173                 288,907
                                                               2003        1.000           1.079                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  41,912
                                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.224                 771,612
                                                               2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.192                 348,505
                                                               2003        1.000           1.101                  10,982

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.149                 187,376
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.253                 105,261
                                                               2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)                  2004        0.994           0.983                 617,070
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.206                      --
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.029           1.037                 118,574
                                                               2003        1.000           1.029                  39,493

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.149                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.170                  19,007
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.398                  74,374
                                                               2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.289                 235,973
                                                               2003        1.000           1.141                  77,787

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.463                 122,159
                                                               2003        1.000           1.198                   1,675

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.319                  14,907
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.149           1.266                   5,032
                                                               2003        1.000           1.149                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.239                  22,820
                                                               2003        1.000           1.147                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.192           1.302                      --
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.232                      --
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.542                  10,047
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.175           1.364                   7,082
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.105                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.347                   4,813
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                      --
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.404                   6,909
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.115                  15,726
                                                               2003        1.000           1.046                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Total Return Portfolio - Administrative Class (5/01)           2004        1.024           1.052                      --
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.528                   4,239
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.236           1.394                   4,623
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179                      --
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120                      --
                                                               2003        1.000           1.089                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.231                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.173                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (6/00)                           2004        1.078           1.177                      --
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.172                      --
                                                               2003        1.000           1.079                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                   4,396
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.223                      --
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.191                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.148                      --
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.252                   7,109
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.029           1.036                      --
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.397                      --
                                                               2003        1.000           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.288                  10,306
                                                               2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.082                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.114                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.087                  29,474

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.066                  44,503

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.086                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.101                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.157                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.121                  21,542

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.058                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.071                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.059                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.131                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.101                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.162                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.121                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.069                  14,137

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                  19,840

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.160                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.194                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.058                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.081                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.167                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.017                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.000           1.027                      --
   Portfolio (5/01)

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.040                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.032                  45,975

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.068                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.034                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.103                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.050                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.146                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.125                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.083                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.094                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.056                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.097                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.105                   5,334

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.067                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.086                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.991                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.096                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.099                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.038                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.060                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                   7,051

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.109                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.228                  13,438

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.242           1.351                  37,059
                                                               2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.144           1.212                      --
                                                               2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.303           1.446                   9,897
                                                               2003        0.984           1.303                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.285           1.415                  76,812
                                                               2003        0.960           1.285                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.258           1.358                  46,024
                                                               2003        0.971           1.258                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.300           1.418                  23,049
                                                               2003        0.969           1.300                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.341                      --
                                                               2003        0.994           1.217                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.757                   6,217
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.279           1.483                   7,327
                                                               2003        0.989           1.279                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --
                                                               2002        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.190           1.267                  26,515
                                                               2003        0.977           1.190                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.104           1.153                      --
                                                               2003        1.010           1.104                   3,284

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --

   Fundamental Value Portfolio (4/01)                          2004        1.310           1.386                  28,972
                                                               2003        0.966           1.310                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.296           1.527                  16,511
                                                               2003        0.983           1.296                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.430           1.765                   9,211
                                                               2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.305           1.383                      --
                                                               2003        0.960           1.305                      --

   Investors Fund - Class I (5/01)                             2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.176                  27,403
                                                               2003        0.963           1.163                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.246           1.300                  37,981
                                                               2003        0.969           1.246                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.200                 214,184
                                                               2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.239           1.336                  11,257
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.267                  11,665
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)                                 2004        1.179           1.228                      --
                                                               2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.259           1.426                  24,269
                                                               2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.153           1.308                   8,261
                                                               2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.227           1.353                   7,169
                                                               2003        0.971           1.227                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)                           2004        1.124           1.225                      --
                                                               2003        0.986           1.124                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.179           1.280                      --
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.251           1.346                  20,208
                                                               2003        0.951           1.251                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.256           1.358                      --
                                                               2003        1.007           1.256                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.366           1.341                  23,147
                                                               2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.240           1.339                  25,731
                                                               2003        0.977           1.240                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.984           0.971                      --
                                                               2003        0.999           0.984                      --

   Strategic Equity Portfolio (11/99)                          2004        1.257           1.355                  18,478
                                                               2003        0.969           1.257                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.076           1.082                     613
                                                               2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.195           1.251                      --
                                                               2003        0.959           1.195                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.531                   5,586
                                                               2003        0.974           1.353                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.245           1.405                  38,260
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.217                  23,528
                                                               2003        1.000           1.119                  23,528

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.157                  24,077
                                                               2003        1.000           1.092                  24,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.317                 330,117
                                                               2003        1.000           1.187                  22,177

   Growth Fund - Class 2 Shares (12/99)                        2004        1.148           1.263                 245,275
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.146           1.237                 262,019
                                                               2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.192           1.299                  11,635
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                  41,936
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.539                   4,065
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.175           1.361                  66,798
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.316                   7,758
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.119           1.190                   7,080
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.103                  35,131
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.129           1.217                   4,735
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (4/01)                          2004        1.168           1.236                 236,783
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.344                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.317                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.255                  29,192
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.401                  77,858
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.113                  49,935
                                                               2003        1.000           1.045                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.050                 137,058
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.340                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.525                 166,500
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.169           1.238                  10,751
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (5/01)                             2004        1.146           1.237                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.236           1.391                 136,103
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.157                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.176                 378,406
                                                               2003        1.000           1.128                  30,270

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.117                 133,180
                                                               2003        1.000           1.088                   1,918

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.228                  68,379
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                   7,528
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.132           1.216                   3,811
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.169                   1,358
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.310                  25,098
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.089           1.234                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.224                  59,488
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.183                  23,085
                                                               2003        1.000           1.136                  23,085

   MFS Total Return Portfolio (6/00)                           2004        1.078           1.175                 495,761
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.078           1.170                      --
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.220                 206,081
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.189                  39,979
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.168           1.146                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.250                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.028           1.034                   4,857
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.128           1.145                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.115           1.167                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.394                   4,097
                                                               2003        1.000           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.140           1.286                  10,891
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.197           1.459                 120,814
                                                               2003        1.000           1.197                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.085                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.120                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.070                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.058                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.120                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.068                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.057                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.080                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.166                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.000           1.026                      --
   Portfolio (5/01)

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.033                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.049                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.082                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.095                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.037                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.108                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.058                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.085                  19,739

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.070                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.070                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.058                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.119                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.067                  39,655

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.044                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.057                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.079                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.166                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                  80,235

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.033                  41,105

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.048                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.082                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.036                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.169                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                  17,650

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                  75,559
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.314                  40,738
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.148           1.260                 113,459
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.145           1.234                  97,009
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.191           1.296                   8,159
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.227                 149,839
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.536                   7,023
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.174           1.359                   7,546
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.314                      --
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.118           1.188                  22,999
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.056           1.100                  34,829
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.128           1.214                  22,782
                                                               2003        1.000           1.128                      --

   Fundamental Value Portfolio (4/01)                          2004        1.167           1.233                  55,081
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.341                  44,609
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.314                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  11,557
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.154           1.398                   8,818
                                                               2003        1.000           1.154                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,895
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.111                  83,837
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  41,318
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.337                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.521                   7,698
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.168           1.236                  22,252
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (5/01)                             2004        1.146           1.234                   2,313
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.235           1.388                   2,658
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.110                  83,268
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.155                 106,539
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.127           1.174                 295,912
                                                               2003        1.000           1.127                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.115                 477,801
                                                               2003        1.000           1.088                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                 242,113
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.168                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.131           1.213                      --
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)                                 2004        1.122           1.167                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.157           1.308                  30,740
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.088           1.231                  18,019
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.104           1.215                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.221                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.180                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (6/00)                           2004        1.077           1.172                  29,486
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.078           1.167                      --
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.984                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.134           1.218                  13,283
                                                               2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.100           1.186                  11,352
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.167           1.144                  67,241
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.157           1.247                  32,234
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.993           0.978                 108,037
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.200                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.028           1.032                      --
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.127           1.143                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.114           1.164                   6,435
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.392                  15,630
                                                               2003        1.000           1.233                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.139           1.283                  49,001
                                                               2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.196           1.456                   5,660
                                                               2003        1.000           1.196                      --

                                      NOTES

Effective July 26,2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (2/98)                               2004        1.136           1.129               2,129,590
                                                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                      --
                                                               1999        1.041           1.076                      --
                                                               1998        1.007           1.041                      --
                                                               1997        1.000           1.007                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.175           1.278                 813,827
                                                               2003        0.932           1.175                 821,797
                                                               2002        1.217           0.932                 824,215
                                                               2001        1.408           1.217                 681,503
                                                               2000        1.573           1.408                 460,622
                                                               1999        1.324           1.573                 460,640
                                                               1998        1.046           1.324                  16,764
                                                               1997        1.000           1.046                      --

Scudder Investment VIT Funds
   EAFE(R) Equity index Fund - Class A Shares (9/98)           2004        0.899           1.054                  66,373
                                                               2003        0.685           0.899                  80,483
                                                               2002        0.888           0.685                  33,293
                                                               2001        1.198           0.888                      --
                                                               2000        1.461           1.198                      --
                                                               1999        1.163           1.461                      --
                                                               1998        0.972           1.163                      --
                                                               1997        1.000           0.972                      --

   Small Cap Index Fund - Class A Shares (1/98)                2004        1.151           1.333                  98,688
                                                               2003        0.798           1.151                 106,939
                                                               2002        1.022           0.798                  79,957
                                                               2001        1.017           1.022                      --
                                                               2000        1.075           1.017                      --
                                                               1999        0.909           1.075                      --
   Small Cap Index Fund - Class A Shares (continued)           1998        0.944           0.909                      --
                                                               1997        1.000           0.944                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.132           1.224                      --
                                                               2003        0.903           1.132                      --
                                                               2002        1.186           0.903                      --
                                                               2001        1.380           1.186                      --
                                                               2000        1.552           1.380                      --
                                                               1999        1.314           1.552                      --
                                                               1998        1.044           1.314                      --
                                                               1997        1.000           1.044                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.946           1.022                      --
                                                               2003        0.755           0.946                      --
                                                               2002        0.992           0.755                      --
                                                               2001        1.155           0.992                      --
                                                               2000        1.299           1.155                      --
                                                               1999        1.100           1.299                      --
                                                               1998        1.000           1.100                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.35% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.124           1.213               7,968,189
                                                               2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                      --
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.000           1.314                  16,752

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.019           1.099                 588,698
                                                               2003        0.814           1.019                 588,847
                                                               2002        1.072           0.814                 615,272
                                                               2001        1.249           1.072                 703,102
                                                               2000        1.408           1.249                 703,183
                                                               1999        1.194           1.408                 577,193
                                                               1998        1.000           1.194                  22,680

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.118           1.206                      --
                                                               2003        0.894           1.118                      --
                                                               2002        1.176           0.894                      --
                                                               2001        1.371           1.176                      --
                                                               2000        1.545           1.371                      --
                                                               1999        1.310           1.545                      --
                                                               1998        1.044           1.310                      --
                                                               1997        1.000           1.044                      --

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.935           1.008                      --
                                                               2003        0.748           0.935                      --
                                                               2002        0.985           0.748                      --
                                                               2001        1.149           0.985                      --
                                                               2000        1.295           1.149                      --
                                                               1999        1.099           1.295                      --
                                                               1998        1.000           1.099                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.111           1.197                 193,149
                                                               2003        0.889           1.111                 197,233
                                                               2002        1.171           0.889                 201,539
                                                               2001        1.367           1.171                 207,574
                                                               2000        1.541           1.367                 212,939
                                                               1999        1.308           1.541                 219,822
                                                               1998        1.043           1.308                 220,067
                                                               1997        1.000           1.043                 143,274

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.110           1.196                      --
                                                               2003        0.889           1.110                      --
                                                               2002        1.172           0.889                      --
                                                               2001        1.368           1.172                      --
                                                               2000        1.544           1.368                      --
                                                               1999        1.311           1.544                      --
                                                               1998        1.000           1.311                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.745           0.803                 712,477
                                                               2003        0.597           0.745                 717,972
                                                               2002        0.786           0.597                 729,349
                                                               2001        0.918           0.786                 739,133
                                                               2000        1.000           0.918                 452,147

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.008           1.085                 230,077
                                                               2003        0.807           1.008                 230,167
                                                               2002        1.065           0.807                 230,267
                                                               2001        1.244           1.065                 230,371
                                                               2000        1.404           1.244                 230,452
                                                               1999        1.193           1.404                 254,591
                                                               1998        1.000           1.193                  24,092

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.097           1.180                   9,589
                                                               2003        0.879           1.097                   9,617
                                                               2002        1.161           0.879                   9,647
                                                               2001        1.358           1.161                   9,647
                                                               2000        1.534           1.358                   9,672
                                                               1999        1.305           1.534                   9,692
                                                               1998        1.043           1.305                   9,713
                                                               1997        1.000           1.043                  33,723

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.740           0.796                 162,606
                                                               2003        0.594           0.740                 162,647
                                                               2002        0.784           0.594                 162,692
                                                               2001        0.917           0.784                 162,786
                                                               2000        1.000           0.917                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.097           1.180               2,383,848
                                                               2003        0.880           1.097               2,426,355
                                                               2002        1.162           0.880               2,451,216
                                                               2001        1.360           1.162               2,472,146
                                                               2000        1.538           1.360               2,492,334
                                                               1999        1.309           1.538               2,144,703
                                                               1998        1.000           1.309               1,556,018

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.913           0.981               1,725,538
                                                               2003        0.734           0.913               2,462,314
                                                               2002        0.970           0.734               3,262,459
                                                               2001        1.136           0.970               3,356,677
                                                               2000        1.285           1.136               3,366,565
                                                               1999        1.095           1.285               3,384,455
                                                               1998        1.001           1.095               3,460,179

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.083           1.163             123,921,589
                                                               2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.042           1.302               2,611,391
                                                               1997        1.000           1.042                      --

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.084           1.163                 172,952
                                                               2003        0.871           1.084                 173,008
                                                               2002        1.153           0.871                 173,070
                                                               2001        1.352           1.153                 105,473
                                                               2000        1.532           1.352                  27,046
                                                               1999        1.306           1.532                  10,990
                                                               1998        1.000           1.306                  11,011

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.903           0.968                  13,039
                                                               2003        0.727           0.903                  13,073
                                                               2002        0.963           0.727                  13,110
                                                               2001        1.130           0.963                  13,148
                                                               2000        1.281           1.130                  61,729
                                                               1999        1.094           1.281                  61,752
                                                               1998        1.000           1.094                  61,777

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.851           0.912             106,137,639
                                                               2003        0.685           0.851             110,478,634
                                                               2002        0.907           0.685             107,341,391
                                                               2001        1.000           0.907              51,177,207

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.069           1.146               3,418,136
                                                               2003        0.861           1.069               3,750,491
                                                               2002        1.141           0.861               3,892,402
                                                               2001        1.340           1.141               4,051,968
                                                               2000        1.520           1.340               3,572,891
                                                               1999        1.298           1.520               3,627,419
                                                               1998        1.041           1.298               2,000,628
                                                               1997        1.000           1.041                   9,612

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.776           0.830             130,601,515
                                                               2003        0.625           0.776             135,823,467
                                                               2002        0.829           0.625             140,160,079
                                                               2001        0.975           0.829             145,663,853
                                                               2000        1.107           0.975             152,615,454
                                                               1999        1.000           1.107              79,071,649

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.846           0.906               9,279,755
                                                               2003        0.682           0.846              10,068,181
                                                               2002        0.906           0.682              10,190,542
                                                               2001        1.000           0.906               5,396,299

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.062           1.135                      --
                                                               2003        0.856           1.062                      --
                                                               2002        1.137           0.856                      --
                                                               2001        1.338           1.137                      --
                                                               2000        1.521           1.338                      --
                                                               1999        1.302           1.521                      --
                                                               1998        1.000           1.302                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.980           1.047                  11,672
                                                               2003        0.791           0.980                  13,551
                                                               2002        1.052           0.791                  15,627
                                                               2001        1.239           1.052                  17,881
                                                               2000        1.410           1.239                  19,493
                                                               1999        1.208           1.410                  20,820
                                                               1998        1.000           1.208                  22,226

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.769           0.822               2,038,349
                                                               2003        0.621           0.769               2,073,764
                                                               2002        0.826           0.621               2,222,280
                                                               2001        0.972           0.826               2,268,964
                                                               2000        1.106           0.972               2,279,697
                                                               1999        1.000           1.106               1,197,428

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.049           1.119                      --
                                                               2003        0.848           1.049                      --
                                                               2002        1.128           0.848                      --
                                                               2001        1.330           1.128                      --
                                                               2000        1.515           1.330                      --
                                                               1999        1.299           1.515                      --
                                                               1998        1.000           1.299                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        PROTECTED EQUITY PORTFOLIO (PEP)
                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (4/98)              2004        1.083           1.163             123,921,589
                                                               2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.193           1.302               2,611,391

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           THE TRAVELERS FUND BD III
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                            CAPITAL                                   MANAGED               MONEY
                                         APPRECIATION          HIGH YIELD              ASSETS               MARKET
                                             FUND              BOND TRUST              TRUST              PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,336,098         $     85,592         $    178,669         $  4,623,824

  Receivables:
    Dividends ................                     --                   --                   --                4,059
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,336,098               85,592              178,669            4,627,883
                                         ------------         ------------         ------------         ------------

LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,336,098         $     85,592         $    178,669         $  4,627,883
                                         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                           ALLIANCEBERNSTEIN
                                           AIM V.I.            GROWTH AND       ALLIANCEBERNSTEIN      GLOBAL GROWTH
                                           PREMIER              INCOME            PREMIER GROWTH           FUND -
                                         EQUITY FUND -        PORTFOLIO -          PORTFOLIO -            CLASS 2
                                           SERIES I             CLASS B              CLASS B               SHARES
                                         ------------      -----------------    -----------------      -------------
ASSETS:
  Investments at market value:           $  1,278,066         $    725,030         $  2,089,824         $  4,950,886

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,278,066              725,030            2,089,824            4,950,886
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,278,066         $    725,030         $  2,089,824         $  4,950,886
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         DREYFUS
                                                                                        VARIABLE
                                                                                       INVESTMENT
                                                                                         FUND -          DREYFUS VARIABLE
                                               CREDIT              DELAWARE            DEVELOPING           INVESTMENT
     GROWTH                                 SUISSE TRUST           VIP REIT             LEADERS               FUND -
     FUND -           GROWTH-INCOME           EMERGING             SERIES -           PORTFOLIO -          APPRECIATION
     CLASS 2              FUND -              MARKETS               STANDARD            INITIAL            PORTFOLIO -
     SHARES           CLASS 2 SHARES         PORTFOLIO               CLASS               SHARES           INITIAL SHARES
  ------------        --------------        ------------         ------------         ------------       ----------------
  $ 11,743,437         $ 14,077,133         $    146,743         $  2,386,663         $  2,010,327         $  1,198,411

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    11,743,437           14,077,133              146,743            2,386,663            2,010,327            1,198,411
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 11,743,437         $ 14,077,133         $    146,743         $  2,386,663         $  2,010,327         $  1,198,411
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    TEMPLETON
                                                                 MUTUAL             DEVELOPING           TEMPLETON
                                          FRANKLIN               SHARES              MARKETS              FOREIGN
                                          SMALL CAP            SECURITIES           SECURITIES           SECURITIES
                                           FUND -                FUND -               FUND -               FUND -
                                           CLASS 2              CLASS 2              CLASS 2              CLASS 2
                                            SHARES               SHARES               SHARES               SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,611,061         $  2,712,613         $    782,994         $  2,395,434

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,611,061            2,712,613              782,994            2,395,434
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,611,061         $  2,712,613         $    782,994         $  2,395,434
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   TEMPLETON
     GROWTH
   SECURITIES                                DIVERSIFIED         EQUITY INDEX         EQUITY INDEX
     FUND -                                   STRATEGIC           PORTFOLIO -         PORTFOLIO -
     CLASS 2            APPRECIATION            INCOME              CLASS I             CLASS II           FUNDAMENTAL
     SHARES               PORTFOLIO           PORTFOLIO             SHARES               SHARES          VALUE PORTFOLIO
  ------------         ------------         ------------         ------------         ------------       ---------------
  $  1,178,477         $  4,307,139         $  2,849,876         $407,669,231         $  5,800,159         $  7,080,914

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,178,477            4,307,139            2,849,876          407,669,231            5,800,159            7,080,914
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,178,477         $  4,307,139         $  2,849,876         $407,669,231         $  5,800,159         $  7,080,914
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SALOMON             SALOMON
                                            BROTHERS             BROTHERS
                                            VARIABLE             VARIABLE
                                           AGGRESSIVE            GROWTH &                               GLOBAL LIFE
                                             GROWTH               INCOME              BALANCED            SCIENCES
                                             FUND -               FUND -            PORTFOLIO -         PORTFOLIO -
                                             CLASS I             CLASS I              SERVICE             SERVICE
                                             SHARES               SHARES               SHARES              SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    315,747         $    295,854         $  2,756,520         $    760,039

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                315,747              295,854            2,756,520              760,039
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    315,747         $    295,854         $  2,756,520         $    760,039
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     GLOBAL               MID CAP             WORLDWIDE
   TECHNOLOGY              GROWTH               GROWTH              LAZARD               GROWTH
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           RETIREMENT              AND                MID-CAP
     SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME                VALUE
     SHARES                SHARES               SHARES             PORTFOLIO           PORTFOLIO             PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $    532,032         $    797,380         $    979,364         $    316,917         $  1,824,147         $  1,868,798

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       532,032              797,380              979,364              316,917            1,824,147            1,868,798
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    532,032         $    797,380         $    979,364         $    316,917         $  1,824,147         $  1,868,798
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         MERRILL LYNCH                             OPPENHEIMER
                                             GLOBAL          MERRILL LYNCH         MAIN STREET          REAL RETURN
                                          ALLOCATION             VALUE              FUND/VA -            PORTFOLIO -
                                          V.I. FUND -      OPPORTUNITIES V.I.        SERVICE           ADMINISTRATIVE
                                           CLASS III        FUND - CLASS III          SHARES               CLASS
                                         ------------      ------------------      ------------        --------------
ASSETS:
  Investments at market value:           $    110,474         $     66,114         $      2,147         $  2,144,238

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                110,474               66,114                2,147            2,144,238
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    110,474         $     66,114         $      2,147         $  2,144,238
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PUTNAM VT           PUTNAM VT             PUTNAM VT
  TOTAL RETURN           DISCOVERY         INTERNATIONAL          SMALL CAP
   PORTFOLIO -         GROWTH FUND -       EQUITY FUND -         VALUE FUND -           ALL CAP              INVESTORS
 ADMINISTRATIVE           CLASS IB            CLASS IB             CLASS IB              FUND -                FUND -
      CLASS                SHARES              SHARES               SHARES              CLASS I               CLASS I
 --------------        -------------       --------------        ------------         ------------         ------------
  $ 16,166,821         $    296,223         $    619,563         $  4,706,562         $  6,721,285         $  3,903,394

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    16,166,821              296,223              619,563            4,706,562            6,721,285            3,903,394
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 16,166,821         $    296,223         $    619,563         $  4,706,562         $  6,721,285         $  3,903,394
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      EAFE(R)
                                           LARGE CAP           SMALL CAP           EQUITY INDEX
                                            GROWTH               GROWTH               FUND -             SMALL CAP
                                            FUND -               FUND -              CLASS A            INDEX FUND -
                                            CLASS I             CLASS I               SHARES           CLASS A SHARES
                                         ------------         ------------         ------------        --------------
ASSETS:
  Investments at market value:           $    761,464         $  2,129,170         $    292,895         $    674,496

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                761,464            2,129,170              292,895              674,496
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    761,464         $  2,129,170         $    292,895         $    674,496
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         MULTIPLE
                        SMITH BARNEY           MULTIPLE            MULTIPLE             DISCIPLINE           MULTIPLE
      SMITH               PREMIER             DISCIPLINE          DISCIPLINE           PORTFOLIO -          DISCIPLINE
     BARNEY              SELECTIONS          PORTFOLIO -          PORTFOLIO -             GLOBAL           PORTFOLIO -
    DIVIDEND              ALL CAP              ALL CAP           BALANCED ALL            ALL CAP            LARGE CAP
     STRATEGY              GROWTH               GROWTH            CAP GROWTH              GROWTH              GROWTH
    PORTFOLIO            PORTFOLIO            AND VALUE            AND VALUE            AND VALUE           AND VALUE
  ------------         ------------         ------------         ------------         ------------         ------------
  $    322,049         $    275,986         $ 12,300,046         $  7,730,174         $  2,468,038         $  1,083,094

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       322,049              275,986           12,300,046            7,730,174            2,468,038            1,083,094
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    322,049         $    275,986         $ 12,300,046         $  7,730,174         $  2,468,038         $  1,083,094
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DISCIPLINED
                                          CONVERTIBLE            MID CAP               EQUITY            FEDERATED
                                          SECURITIES              STOCK                INCOME            HIGH YIELD
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  2,284,482         $  1,212,960         $  7,868,189         $  2,748,508

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              2,284,482            1,212,960            7,868,189            2,748,508
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  2,284,482         $  1,212,960         $  7,868,189         $  2,748,508
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                LAZARD           MERRILL LYNCH            MFS                   MFS
    FEDERATED                               INTERNATIONAL          LARGE CAP            EMERGING              MID CAP
      STOCK              LARGE CAP              STOCK                CORE                GROWTH                GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
  ------------         ------------         -------------        -------------        ------------         ------------
  $    734,124         $  1,324,055         $  1,310,559         $    889,079         $    919,708         $  1,461,402

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       734,124            1,324,055            1,310,559              889,079              919,708            1,461,402
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    734,124         $  1,324,055         $  1,310,559         $    889,079         $    919,708         $  1,461,402
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SOCIAL             TRAVELERS
                                              MFS               PIONEER             AWARENESS             QUALITY
                                             VALUE                FUND                STOCK                 BOND
                                           PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    235,968         $    287,782         $     25,654         $  5,520,679

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                235,968              287,782               25,654            5,520,679
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    235,968         $    287,782         $     25,654         $  5,520,679
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            SB
                                                                                        ADJUSTABLE            SMITH
      U.S.                                                          PIONEER            RATE INCOME            BARNEY
   GOVERNMENT           AIM CAPITAL           MFS TOTAL            STRATEGIC           PORTFOLIO -          AGGRESSIVE
   SECURITIES           APPRECIATION            RETURN              INCOME               CLASS I              GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO              SHARES            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $     90,934         $  1,565,069         $ 18,075,990         $  1,549,816         $    536,038         $  8,864,594

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        90,934            1,565,069           18,075,990            1,549,816              536,038            8,864,594
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $     90,934         $  1,565,069         $ 18,075,990         $  1,549,816         $    536,038         $  8,864,594
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SMITH                                    SMITH
                                             SMITH                BARNEY               SMITH               BARNEY
                                            BARNEY            INTERNATIONAL            BARNEY              LARGE
                                             HIGH                ALL CAP             LARGE CAP         CAPITALIZATION
                                            INCOME                GROWTH               VALUE               GROWTH
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                         ------------         -------------        ------------        --------------
ASSETS:
  Investments at market value:           $  3,269,362         $    312,622         $  1,200,671         $  3,508,822

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              3,269,362              312,622            1,200,671            3,508,822
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  3,269,362         $    312,622         $  1,200,671         $  3,508,822
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                SMITH
     BARNEY                BARNEY                                  TRAVELERS              VAN                COMSTOCK
     MID CAP                MONEY             STRATEGIC             MANAGED              KAMPEN            PORTFOLIO -
      CORE                 MARKET               EQUITY              INCOME             ENTERPRISE            CLASS II
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,651,229         $  3,948,283         $  3,090,586         $  2,555,510         $    110,867         $    931,170

            --                3,066                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     2,651,229            3,951,349            3,090,586            2,555,510              110,867              931,170
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  2,651,229         $  3,951,349         $  3,090,586         $  2,555,510         $    110,867         $    931,170
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH
                                           EMERGING                                   BARNEY
                                            GROWTH             ENTERPRISE           SMALL CAP           CONTRAFUND(R)
                                          PORTFOLIO -         PORTFOLIO -             GROWTH            PORTFOLIO -
                                            CLASS I             CLASS II          OPPORTUNITIES           SERVICE
                                            SHARES               SHARES             PORTFOLIO              CLASS
                                         ------------         ------------        -------------         -------------
ASSETS:
  Investments at market value:           $    696,815         $     22,159         $    688,600         $  2,464,777

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                696,815               22,159              688,600            2,464,777
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    696,815         $     22,159         $    688,600         $  2,464,777
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           DYNAMIC
                           CAPITAL
  CONTRAFUND(R)         APPRECIATION            MID CAP
  PORTFOLIO -            PORTFOLIO -          PORTFOLIO -
    SERVICE                SERVICE              SERVICE
    CLASS 2                CLASS 2              CLASS 2               COMBINED
  ------------          ------------          ------------          ------------

  $  2,592,767          $    257,934          $  3,316,686          $645,564,082

            --                    --                    --                 7,125
  ------------          ------------          ------------          ------------

     2,592,767               257,934             3,316,686           645,571,207
  ------------          ------------          ------------          ------------

            --                    --                    --                    --
  ------------          ------------          ------------          ------------

  $  2,592,767          $    257,934          $  3,316,686          $645,571,207
  ============          ============          ============          ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                         CAPITAL               YIELD                MANAGED              MONEY
                                                       APPRECIATION            BOND                  ASSETS              MARKET
                                                           FUND                TRUST                 TRUST             PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $      5,562         $      3,979        $     53,466
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              16,916                  562                  427              73,621
  Administrative fees .........................               1,900                   59                   50               8,156
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              18,816                  621                  477              81,777
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             (18,816)               4,941                3,502             (28,311)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                    1                1,473                  --
    Realized gain (loss) on sale of investments             (17,331)                  55                   37                  --
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................             (17,331)                  56                1,510                  --
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             238,947                  210                6,139                  --
                                                       ------------         ------------         ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $    202,800         $      5,207         $     11,151        $    (28,311)
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    AIM V.I.         ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN         GLOBAL
     PREMIER             GROWTH AND            PREMIER              GROWTH               GROWTH            GROWTH-INCOME
     EQUITY                INCOME               GROWTH              FUND -               FUND -                FUND -
     FUND -             PORTFOLIO -          PORTFOLIO -            CLASS 2             CLASS 2               CLASS 2
    SERIES I              CLASS B              CLASS B              SHARES               SHARES                SHARES
  ------------       -----------------    -----------------      ------------         ------------         -------------
  $      5,788         $      2,259         $         --         $     10,998         $     15,704         $     98,858
  ------------         ------------         ------------         ------------         ------------         ------------

        17,175                6,416               26,216               43,087               95,569              115,894
         1,911                  599                2,830                4,383                9,638               11,571
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        19,086                7,015               29,046               47,470              105,207              127,465
  ------------         ------------         ------------         ------------         ------------         ------------

       (13,298)              (4,756)             (29,046)             (36,472)             (89,503)             (28,607)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
        (2,076)               2,973              (26,698)              42,280               19,031               50,841
  ------------         ------------         ------------         ------------         ------------         ------------

        (2,076)               2,973              (26,698)              42,280               19,031               50,841
  ------------         ------------         ------------         ------------         ------------         ------------

        63,944               58,079              179,363              433,112            1,066,911              880,277
  ------------         ------------         ------------         ------------         ------------         ------------

  $     48,570         $     56,296         $    123,619         $    438,920         $    996,439         $    902,511
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                   DREYFUS
                                                                                                   VARIABLE            DREYFUS
                                                           CREDIT                                 INVESTMENT           VARIABLE
                                                           SUISSE             DELAWARE              FUND -            INVESTMENT
                                                           TRUST              VIP REIT            DEVELOPING            FUND -
                                                          EMERGING            SERIES -             LEADERS           APPRECIATION
                                                          MARKETS             STANDARD           PORTFOLIO -         PORTFOLIO -
                                                         PORTFOLIO              CLASS           INITIAL SHARES      INITIAL SHARES
                                                       ------------         ------------        --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        364         $     38,225         $      3,824        $     19,835
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               1,663               26,204               25,526              17,335
  Administrative fees .........................                 185                2,933                2,902               1,906
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................               1,848               29,137               28,428              19,241
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (1,484)               9,088              (24,604)                594
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               39,606                   --                  --
    Realized gain (loss) on sale of investments               2,653               49,009               30,724              14,824
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               2,653               88,615               30,724              14,824
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              25,680              435,534              175,680              19,647
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     26,849         $    533,237         $    181,800        $     35,065
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              TEMPLETON
                           MUTUAL             DEVELOPING           TEMPLETON            TEMPLETON
    FRANKLIN               SHARES              MARKETS              FOREIGN               GROWTH
    SMALL CAP            SECURITIES           SECURITIES          SECURITIES            SECURITIES
     FUND -                FUND -               FUND -              FUND -                FUND -
     CLASS 2              CLASS 2              CLASS 2              CLASS 2              CLASS 2           APPRECIATION
      SHARES               SHARES               SHARES              SHARES                SHARES            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $         --         $     11,858         $      4,444         $      9,992         $      1,961         $     45,732
  ------------         ------------         ------------         ------------         ------------         ------------

        14,366               24,399                3,915               16,495                4,585               48,119
         1,486                2,492                  387                1,578                  473                4,887
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        15,852               26,891                4,302               18,073                5,058               53,006
  ------------         ------------         ------------         ------------         ------------         ------------

       (15,852)             (15,033)                 142               (8,081)              (3,097)              (7,274)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         2,575                9,634                1,981                7,095               20,611               24,728
  ------------         ------------         ------------         ------------         ------------         ------------

         2,575                9,634                1,981                7,095               20,611               24,728
  ------------         ------------         ------------         ------------         ------------         ------------

       135,193              218,344               87,630              248,786               55,293              242,329
  ------------         ------------         ------------         ------------         ------------         ------------

  $    121,916         $    212,945         $     89,753         $    247,800         $     72,807         $    259,783
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               EQUITY               EQUITY
                                                       DIVERSIFIED              INDEX               INDEX
                                                        STRATEGIC            PORTFOLIO -         PORTFOLIO -         FUNDAMENTAL
                                                          INCOME               CLASS I             CLASS II             VALUE
                                                        PORTFOLIO              SHARES               SHARES            PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    135,687         $  6,264,615         $     74,887        $     43,486
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              33,082            4,476,384               63,036              76,503
  Administrative fees .........................               3,332              533,432                6,658               7,727
  Equity protection fees ......................                  --            5,769,379                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              36,414           10,779,195               69,694              84,230
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              99,273           (4,514,580)               5,193             (40,744)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --             156,269
    Realized gain (loss) on sale of investments              (1,091)            (998,776)              38,037              37,238
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (1,091)            (998,776)              38,037             193,507
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              11,208           32,672,923              397,026             273,161
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    109,390         $ 27,159,567         $    440,256        $    425,924
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     SALOMON              SALOMON
    BROTHERS              BROTHERS
    VARIABLE              VARIABLE                                  GLOBAL
   AGGRESSIVE             GROWTH &                                   LIFE                GLOBAL              MID CAP
     GROWTH                INCOME              BALANCED            SCIENCES            TECHNOLOGY             GROWTH
     FUND -                FUND -            PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     CLASS I              CLASS I              SERVICE              SERVICE             SERVICE              SERVICE
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $         --         $      2,579         $     60,911         $         --         $         --         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

         3,686                3,855               37,611               10,206                7,395                7,973
           378                  410                4,312                1,135                  824                  812
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

         4,064                4,265               41,923               11,341                8,219                8,785
  ------------         ------------         ------------         ------------         ------------         ------------

        (4,064)              (1,686)              18,988              (11,341)              (8,219)              (8,785)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         1,173                2,885               16,723               12,480               (5,869)               2,163
  ------------         ------------         ------------         ------------         ------------         ------------

         1,173                2,885               16,723               12,480               (5,869)               2,163
  ------------         ------------         ------------         ------------         ------------         ------------

        22,932               18,013              140,165               87,850                3,361              119,281
  ------------         ------------         ------------         ------------         ------------         ------------

  $     20,041         $     19,212         $    175,876         $     88,989         $    (10,727)        $    112,659
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        WORLDWIDE
                                                          GROWTH              LAZARD                 GROWTH
                                                       PORTFOLIO -           RETIREMENT               AND               MID-CAP
                                                         SERVICE             SMALL CAP               INCOME              VALUE
                                                          SHARES             PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      8,692         $         --         $     12,584        $      4,590
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              13,036                1,726               11,969              10,975
  Administrative fees .........................               1,435                  172                1,115               1,021
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              14,471                1,898               13,084              11,996
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (5,779)              (1,898)                (500)             (7,406)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --               12,792              23,384
    Realized gain (loss) on sale of investments              (1,741)                 213                  828                 789
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (1,741)                 213               13,620              24,173
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              36,726               29,812              128,070             179,862
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     29,206         $     28,127         $    141,190        $    196,629
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     MERRILL              MERRILL                                                                           PUTNAM VT
      LYNCH                LYNCH             OPPENHEIMER             REAL                TOTAL              DISCOVERY
     GLOBAL                VALUE             MAIN STREET            RETURN               RETURN               GROWTH
   ALLOCATION          OPPORTUNITIES          FUND/VA -           PORTFOLIO -         PORTFOLIO -             FUND -
   V.I. FUND -          V.I. FUND -            SERVICE          ADMINISTRATIVE       ADMINISTRATIVE          CLASS IB
    CLASS III            CLASS III              SHARES               CLASS               CLASS                SHARES
  ------------         -------------        ------------        --------------       --------------        ------------
  $      3,376         $         --         $         --         $     10,394         $    281,218         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

           588                  447                   17               14,285              204,476                3,605
            61                   45                    2                1,303               22,328                  419
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

           649                  492                   19               15,588              226,804                4,024
  ------------         ------------         ------------         ------------         ------------         ------------

         2,727                 (492)                 (19)              (5,194)              54,414               (4,024)
  ------------         ------------         ------------         ------------         ------------         ------------

            --               17,569                   --               56,548              231,043                   --
            17                 (532)                  --                  356               47,631                1,385
  ------------         ------------         ------------         ------------         ------------         ------------

            17               17,037                   --               56,904              278,674                1,385
  ------------         ------------         ------------         ------------         ------------         ------------

         5,125              (11,723)                 166               17,485              156,744               19,311
  ------------         ------------         ------------         ------------         ------------         ------------

  $      7,869         $      4,822         $        147         $     69,195         $    489,832         $     16,672
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT            PUTNAM VT
                                                       INTERNATIONAL          SMALL CAP
                                                           EQUITY               VALUE
                                                           FUND -              FUND -              ALL CAP             INVESTORS
                                                          CLASS IB            CLASS IB              FUND -               FUND -
                                                           SHARES              SHARES              CLASS I              CLASS I
                                                       -------------        ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      7,821         $     12,002         $     34,108        $     54,947
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               7,445               49,062               85,568              50,295
  Administrative fees .........................                 793                5,364                9,243               5,525
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................               8,238               54,426               94,811              55,820
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............                (417)             (42,424)             (60,703)               (873)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments               8,898               85,496               87,234              41,407
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               8,898               85,496               87,234              41,407
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              69,265              806,875              380,976             268,733
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     77,746         $    849,947         $    407,507        $    309,267
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              SMITH
                                                EAFE(R)                                                       BARNEY
                                                EQUITY             SMALL CAP              SMITH              PREMIER
    LARGE CAP            SMALL CAP              INDEX                INDEX                BARNEY            SELECTIONS
     GROWTH                GROWTH               FUND -              FUND -               DIVIDEND            ALL CAP
     FUND -                FUND -              CLASS A              CLASS A              STRATEGY             GROWTH
     CLASS I              CLASS I               SHARES              SHARES              PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $      1,299         $         --         $      7,015         $      2,848         $      3,001         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

        11,346               23,673                3,733                8,571                3,282                2,478
         1,189                2,478                  431                  999                  295                  222
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        12,535               26,151                4,164                9,570                3,577                2,700
  ------------         ------------         ------------         ------------         ------------         ------------

       (11,236)             (26,151)               2,851               (6,722)                (576)              (2,700)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         7,194               27,436                2,714               32,510                  (33)              11,410
  ------------         ------------         ------------         ------------         ------------         ------------

         7,194               27,436                2,714               32,510                  (33)              11,410
  ------------         ------------         ------------         ------------         ------------         ------------

       (11,358)             250,819               38,928               78,973               10,796                7,938
  ------------         ------------         ------------         ------------         ------------         ------------

  $    (15,400)        $    252,104         $     44,493         $    104,761         $     10,187         $     16,648
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          MULTIPLE            MULTIPLE              MULTIPLE
                                                         DISCIPLINE          DISCIPLINE            DISCIPLINE           MULTIPLE
                                                        PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          DISCIPLINE
                                                          ALL CAP             BALANCED               GLOBAL           PORTFOLIO -
                                                           GROWTH              ALL CAP              ALL CAP            LARGE CAP
                                                            AND                GROWTH                GROWTH              GROWTH
                                                           VALUE              AND VALUE            AND VALUE           AND VALUE
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     35,567         $     59,898         $      9,993        $      7,582
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              96,068               55,594               14,548              10,051
  Administrative fees .........................               8,859                4,944                1,299               1,005
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             104,927               60,538               15,847              11,056
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             (69,360)                (640)              (5,854)             (3,474)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              42,237               16,828                7,532              10,228
    Realized gain (loss) on sale of investments              55,069               27,757                9,504              19,111
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              97,306               44,585               17,036              29,339
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             568,981              178,820              123,834              21,842
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    596,927         $    222,765         $    135,016        $     47,707
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DISCIPLINED
   CONVERTIBLE            MID CAP               EQUITY             FEDERATED           FEDERATED
   SECURITIES              STOCK                INCOME            HIGH YIELD             STOCK
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO       LARGE CAP PORTFOLIO
  ------------         ------------         ------------         ------------         ------------     -------------------
  $     48,270         $      3,149         $     96,721         $    195,961         $     10,179         $     10,312
  ------------         ------------         ------------         ------------         ------------         ------------

        30,715               14,480               95,417               34,894                9,488               17,479
         3,449                1,619               10,571                3,953                1,055                1,854
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        34,164               16,099              105,988               38,847               10,543               19,333
  ------------         ------------         ------------         ------------         ------------         ------------

        14,106              (12,950)              (9,267)             157,114                 (364)              (9,021)
  ------------         ------------         ------------         ------------         ------------         ------------

            --               32,952              340,677                   --                   --                   --
        17,967               21,453               98,497               32,162                4,005                6,867
  ------------         ------------         ------------         ------------         ------------         ------------

        17,967               54,405              439,174               32,162                4,005                6,867
  ------------         ------------         ------------         ------------         ------------         ------------

        73,731              109,473              143,338               22,808               56,115               65,000
  ------------         ------------         ------------         ------------         ------------         ------------

  $    105,804         $    150,928         $    573,245         $    212,084         $     59,756         $     62,846
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               MERRILL
                                                           LAZARD               LYNCH                 MFS                 MFS
                                                       INTERNATIONAL          LARGE CAP             EMERGING            MID CAP
                                                           STOCK                CORE                 GROWTH              GROWTH
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                       -------------        ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     17,287         $      4,558         $         --        $         --
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              11,357               10,704               11,598              18,980
  Administrative fees .........................               1,199                1,099                1,269               2,049
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              12,556               11,803               12,867              21,029
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............               4,731               (7,245)             (12,867)            (21,029)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments               9,544                1,932              (14,634)              2,845
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               9,544                1,932              (14,634)              2,845
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             118,279              111,826              124,407             181,295
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    132,554         $    106,513         $     96,906        $    163,111
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                SOCIAL             TRAVELERS              U.S.
       MFS                PIONEER             AWARENESS             QUALITY            GOVERNMENT          AIM CAPITAL
      VALUE                 FUND                STOCK                BOND              SECURITIES          APPRECIATION
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $      2,483         $      2,498         $        178         $    261,141         $      3,972         $      2,057
  ------------         ------------         ------------         ------------         ------------         ------------

           794                1,828                   35               77,185                  230               19,909
            69                  158                    4                8,808                   27                2,056
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

           863                1,986                   39               85,993                  257               21,965
  ------------         ------------         ------------         ------------         ------------         ------------

         1,620                  512                  139              175,148                3,715              (19,908)
  ------------         ------------         ------------         ------------         ------------         ------------

         1,900                   --                   --                   --                   12                   --
            32                  (63)                  --               (3,512)                  (5)               6,884
  ------------         ------------         ------------         ------------         ------------         ------------

         1,932                  (63)                  --               (3,512)                   7                6,884
  ------------         ------------         ------------         ------------         ------------         ------------

         7,508               17,160                  515              (62,132)              (3,890)              84,879
  ------------         ------------         ------------         ------------         ------------         ------------

  $     11,060         $     17,609         $        654         $    109,504         $       (168)        $     71,855
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                      SB
                                                                                                  ADJUSTABLE
                                                            MFS                PIONEER           RATE INCOME         SMITH BARNEY
                                                           TOTAL              STRATEGIC          PORTFOLIO -          AGGRESSIVE
                                                           RETURN              INCOME              CLASS I              GROWTH
                                                         PORTFOLIO            PORTFOLIO             SHARES            PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    459,688         $    101,359         $      5,603        $         --
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................             203,175                9,374                3,915              95,382
  Administrative fees .........................              21,862                  983                  400               9,826
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             225,037               10,357                4,315             105,208
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             234,651               91,002                1,288            (105,208)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             468,792                   --                   --              31,612
    Realized gain (loss) on sale of investments              85,413                 (467)                 334              15,714
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................             554,205                 (467)                 334              47,326
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             668,524              (11,745)              (2,724)            669,316
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,457,380         $     78,790         $     (1,102)       $    611,434
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        SMITH BARNEY                             SMITH BARNEY
                       INTERNATIONAL         SMITH BARNEY            LARGE            SMITH BARNEY         SMITH BARNEY
  SMITH BARNEY            ALL CAP             LARGE CAP         CAPITALIZATION          MID CAP               MONEY
   HIGH INCOME             GROWTH               VALUE               GROWTH                CORE                MARKET
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
  ------------         -------------        ------------        --------------        ------------         ------------
  $    259,928         $      2,701         $     21,956         $     12,395         $         --         $     31,100
  ------------         ------------         ------------         ------------         ------------         ------------

        36,204                2,697               16,163               43,874               31,098               48,784
         3,680                  308                1,760                4,516                3,265                4,873
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        39,884                3,005               17,923               48,390               34,363               53,657
  ------------         ------------         ------------         ------------         ------------         ------------

       220,044                 (304)               4,033              (35,995)             (34,363)             (22,557)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         5,732                1,965              (11,599)              19,069               20,984                   --
  ------------         ------------         ------------         ------------         ------------         ------------

         5,732                1,965              (11,599)              19,069               20,984                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        (8,106)              34,852              106,840               12,351              218,099                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    217,670         $     36,513         $     99,274         $     (4,575)        $    204,720         $    (22,557)
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              TRAVELERS                                 COMSTOCK
                                                         STRATEGIC             MANAGED            VAN KAMPEN          PORTFOLIO -
                                                           EQUITY              INCOME             ENTERPRISE            CLASS II
                                                         PORTFOLIO            PORTFOLIO           PORTFOLIO              SHARES
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     41,675         $    117,546         $        595        $      5,365
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              41,485               29,044                1,505               9,721
  Administrative fees .........................               4,530                3,092                  161               1,093
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              46,015               32,136                1,666              10,814
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (4,340)              85,410               (1,071)             (5,449)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments                 (51)             (10,573)              (1,817)             12,141
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                 (51)             (10,573)              (1,817)             12,141
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             249,423              (47,966)               5,293             110,564
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    245,032         $     26,871         $      2,405        $    117,256
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                             DYNAMIC
    EMERGING                                 SMITH BARNEY                                                    CAPITAL
     GROWTH              ENTERPRISE           SMALL CAP          CONTRAFUND(R)       CONTRAFUND(R)         APPRECIATION
   PORTFOLIO -          PORTFOLIO -             GROWTH            PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
     CLASS I              CLASS II          OPPORTUNITIES           SERVICE             SERVICE              SERVICE
     SHARES                SHARES             PORTFOLIO              CLASS              CLASS 2              CLASS 2
  ------------         ------------         ------------         -------------       -------------         ------------
  $         --         $         26         $        461         $      2,436         $      5,344         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

         9,424                  294                6,416               21,736               33,044                3,440
           996                   30                  654                2,121                3,695                  375
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        10,420                  324                7,070               23,857               36,739                3,815
  ------------         ------------         ------------         ------------         ------------         ------------

       (10,420)                (298)              (6,609)             (21,421)             (31,395)              (3,815)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --               14,353                   --                   --                   --
       (23,469)                 623                4,629               13,625               66,330                1,988
  ------------         ------------         ------------         ------------         ------------         ------------

       (23,469)                 623               18,982               13,625               66,330                1,988
  ------------         ------------         ------------         ------------         ------------         ------------

        66,484                  275               55,887              239,075              273,216                1,146
  ------------         ------------         ------------         ------------         ------------         ------------

  $     32,595         $        600         $     68,260         $    231,279         $    308,151         $       (681)
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           MID CAP
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2             COMBINED
                                                       ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $  9,198,893
                                                       ------------         ------------

EXPENSES:
  Insurance charges ...........................              28,614            7,011,541
  Administrative fees .........................               2,979              800,331
  Equity protection fees ......................                  --            5,769,379
                                                       ------------         ------------

    Total expenses ............................              31,593           13,581,251
                                                       ------------         ------------

      Net investment income (loss) ............             (31,593)          (4,382,358)
                                                       ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --            1,505,808
    Realized gain (loss) on sale of investments              22,630              209,737
                                                       ------------         ------------

      Realized gain (loss) ....................              22,630            1,715,545
                                                       ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................             505,390           45,870,524
                                                       ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    496,427         $ 43,203,711
                                                       ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                            CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST           MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (18,816)  $    (15,938)  $      4,941   $         --   $      3,502   $         --
  Realized gain (loss) ..................       (17,331)       (55,921)            56             --          1,510             --
  Change in unrealized gain (loss)
    on investments ......................       238,947        313,794            210             --          6,139             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       202,800        241,935          5,207             --         11,151             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        50,008        187,927         12,811             --          2,000             --
  Participant transfers from other
    funding options .....................        25,079         60,941         68,155             --        166,174             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (402)          (390)             5             --             --             --
  Contract surrenders ...................      (108,103)       (49,914)          (597)            --           (656)            --
  Participant transfers to other
    funding options .....................      (163,643)      (116,321)            11             --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --           (583)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (197,061)        81,660         80,385             --        167,518             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         5,739        323,595         85,592             --        178,669             --

NET ASSETS:
    Beginning of year ...................     1,330,359      1,006,764             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,336,098   $  1,330,359   $     85,592   $         --   $    178,669   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          ALLIANCEBERNSTEIN GROWTH
                                                                               AIM V.I. PREMIER                  AND INCOME
                                              MONEY MARKET PORTFOLIO        EQUITY FUND - SERIES I          PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (28,311)  $    (69,676)  $    (13,298)  $    (14,759)  $     (4,756)  $       (938)
  Realized gain (loss) ..................            --             --         (2,076)       (34,227)         2,973            636
  Change in unrealized gain (loss)
    on investments ......................            --             --         63,944        309,797         58,079         38,480
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (28,311)       (69,676)        48,570        260,811         56,296         38,178
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       155,740      1,551,495            300         11,499        342,915         44,061
  Participant transfers from other
    funding options .....................     1,335,970      5,112,690         23,823        141,339         90,155        115,376
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,628)        (3,111)          (293)          (339)           (44)           (30)
  Contract surrenders ...................      (225,414)      (978,508)       (51,349)       (79,249)          (777)          (369)
  Participant transfers to other
    funding options .....................    (3,036,636)   (10,148,447)       (44,364)      (131,069)        (3,483)          (416)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (92,164)       251,316         (8,723)       (40,025)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,864,132)    (4,214,565)       (80,606)       (97,844)       428,766        158,622
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,892,443)    (4,284,241)       (32,036)       162,967        485,062        196,800


NET ASSETS:
    Beginning of year ...................     6,520,326     10,804,567      1,310,102      1,147,135        239,968         43,168
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  4,627,883   $  6,520,326   $  1,278,066   $  1,310,102   $    725,030   $    239,968
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      ALLIANCEBERNSTEIN                  GLOBAL GROWTH                                                  GROWTH-INCOME
        PREMIER GROWTH                   FUND - CLASS 2                  GROWTH FUND -                 FUND - CLASS 2
     PORTFOLIO - CLASS B                    SHARES                      CLASS 2 SHARES                      SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (29,046)   $    (25,330)   $    (36,472)   $    (18,211)   $    (89,503)   $    (43,669)   $    (28,607)   $    (11,485)
     (26,698)        (87,827)         42,280         (18,888)         19,031         (31,347)         50,841         (14,554)

     179,363         435,624         433,112         537,229       1,066,911       1,011,606         880,277         995,887
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     123,619         322,467         438,920         500,130         996,439         936,590         902,511         969,848
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     159,925         177,190       1,542,363         284,434       4,460,609         443,043       5,174,972         602,886

      45,501         181,735       1,025,362         129,722       2,634,493         597,176       3,778,824       1,256,922
          --              --           6,500              --          14,730              --          14,603              --
        (706)           (703)           (437)           (365)         (1,251)         (1,024)         (1,328)         (1,000)
     (93,553)        (34,806)        (56,393)        (34,077)       (125,677)        (43,880)       (154,922)        (42,715)

    (100,776)       (160,882)        (96,727)        (88,997)       (309,962)        (62,510)       (583,287)       (167,902)
          --              --          (6,500)             --         (14,730)             --         (14,603)             --
     (10,612)        (15,619)          4,998        (113,475)        (29,999)        (79,458)       (147,925)       (171,432)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        (221)        146,915       2,419,166         177,242       6,628,213         853,347       8,066,334       1,476,759
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     123,398         469,382       2,858,086         677,372       7,624,652       1,789,937       8,968,845       2,446,607

   1,966,426       1,497,044       2,092,800       1,415,428       4,118,785       2,328,848       5,108,288       2,661,681
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,089,824    $  1,966,426    $  4,950,886    $  2,092,800    $ 11,743,437    $  4,118,785    $ 14,077,133    $  5,108,288
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                   DELAWARE                  DREYFUS VARIABLE
                                                  CREDIT SUISSE                    VIP REIT                 INVESTMENT FUND -
                                                  TRUST EMERGING                   SERIES -                 DEVELOPING LEADERS
                                                MARKETS PORTFOLIO               STANDARD CLASS          PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,484)  $     (1,228)  $      9,088   $      8,709   $    (24,604)  $    (21,865)
  Realized gain (loss) ..................         2,653          1,007         88,615         28,351         30,724          2,319
  Change in unrealized gain (loss)
    on investments ......................        25,680         32,195        435,534        334,388        175,680        435,587
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        26,849         31,974        533,237        371,448        181,800        416,041
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           296         18,469         48,512         86,706         15,527         78,063
  Participant transfers from other
    funding options .....................        12,104         90,039        327,116        574,526         59,844        406,031
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (75)           (47)          (798)          (629)          (529)          (495)
  Contract surrenders ...................        (6,066)        (1,665)       (86,199)       (43,376)       (53,495)       (24,256)
  Participant transfers to other
    funding options .....................            --        (66,983)      (160,443)      (189,816)      (121,534)      (192,224)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --         (1,814)            --         (4,425)        (2,976)        (2,082)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         6,259         37,999        128,188        422,986       (103,163)       265,037
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        33,108         69,973        661,425        794,434         78,637        681,078


NET ASSETS:
    Beginning of year ...................       113,635         43,662      1,725,238        930,804      1,931,690      1,250,612
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    146,743   $    113,635   $  2,386,663   $  1,725,238   $  2,010,327   $  1,931,690
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       DREYFUS VARIABLE                    FRANKLIN
      INVESTMENT FUND -                    SMALL CAP                     MUTUAL SHARES              TEMPLETON DEVELOPING
   APPRECIATION PORTFOLIO -             FUND - CLASS 2                 SECURITIES FUND -             MARKETS SECURITIES
        INITIAL SHARES                      SHARES                      CLASS 2 SHARES              FUND - CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$        594    $      2,226    $    (15,852)   $     (8,195)   $    (15,033)   $     (3,226)   $        142    $       (114)
      14,824         (10,849)          2,575         (31,468)          9,634             404           1,981               9

      19,647         189,441         135,193         198,982         218,344         119,356          87,630           4,614
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      35,065         180,818         121,916         159,319         212,945         116,534          89,753           4,509
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      17,105          55,045         530,170         110,780         827,429         264,837         384,999          14,079

      94,204         508,744         246,902          96,434         781,865         518,468         301,416          17,373
          --              --              --              --              --              --              --              --
        (342)           (244)           (282)           (292)           (268)            (95)            (80)             --
     (82,044)        (10,978)        (20,620)         (9,797)        (32,717)         (6,145)         (2,125)             --

    (145,896)       (146,807)         (9,743)        (72,427)        (67,601)           (323)        (26,930)             --
          --              --              --              --              --              --              --              --
          --              --              --         (59,563)        (35,558)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (116,973)        405,760         746,427          65,135       1,473,150         776,742         657,280          31,452
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (81,908)        586,578         868,343         224,454       1,686,095         893,276         747,033          35,961

   1,280,319         693,741         742,718         518,264       1,026,518         133,242          35,961              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,198,411    $  1,280,319    $  1,611,061    $    742,718    $  2,712,613    $  1,026,518    $    782,994    $     35,961
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES            APPRECIATION PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,081)  $        622   $     (3,097)  $        137   $     (7,274)  $    (14,661)
  Realized gain (loss) ..................         7,095        (11,839)        20,611            264         24,728        (22,860)
  Change in unrealized gain (loss)
    on investments ......................       248,786        120,358         55,293         35,962        242,329        453,717
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       247,800        109,141         72,807         36,363        259,783        416,196
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,218,881         58,600        731,171         58,217        727,852        387,389
  Participant transfers from other
    funding options .....................       490,212        126,884        273,796        130,311        944,373        486,352
  Growth rate intra-fund transfers in ...            --             --             --             --         44,612             --
  Administrative charges ................          (193)          (108)          (142)           (44)          (680)          (671)
  Contract surrenders ...................       (47,860)        (9,338)          (814)          (104)       (86,767)       (37,051)
  Participant transfers to other
    funding options .....................        (9,336)       (34,809)       (20,782)           (41)       (47,493)      (193,791)
  Growth rate intra-fund transfers out ..            --             --             --             --        (44,612)            --
  Other payments to participants ........       (20,757)            --       (105,074)            --         (5,508)       (18,221)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,630,947        141,229        878,155        188,339      1,531,777        624,007
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,878,747        250,370        950,962        224,702      1,791,560      1,040,203


NET ASSETS:
    Beginning of year ...................       516,687        266,317        227,515          2,813      2,515,579      1,475,376
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,395,434   $    516,687   $  1,178,477   $    227,515   $  4,307,139   $  2,515,579
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         EQUITY INDEX
                                         EQUITY INDEX                     PORTFOLIO -
    DIVERSIFIED STRATEGIC             PORTFOLIO - CLASS I                  CLASS II                      FUNDAMENTAL
       INCOME PORTFOLIO                     SHARES                          SHARES                     VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     99,273    $     86,608    $ (4,514,580)   $ (4,832,850)   $      5,193    $     (7,726)   $    (40,744)   $    (27,476)
      (1,091)          1,037        (998,776)     (3,343,980)         38,037         (28,118)        193,507         (13,202)

      11,208          34,200      32,672,923      72,821,160         397,026         707,654         273,161       1,059,665
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     109,390         121,845      27,159,567      64,644,330         440,256         671,810         425,924       1,018,987
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     808,314         792,253      61,619,650      25,160,940         827,399         700,157       1,567,869         329,115

     405,576         413,977          33,515             598       1,139,515         842,710       1,149,442         451,787
          --              --              --              --         594,262              --          92,805              --
        (309)           (289)       (118,909)       (115,030)           (919)           (833)         (1,328)         (1,337)
     (25,715)        (14,396)    (11,644,059)     (7,576,601)       (171,379)        (79,846)        (89,310)        (64,624)

    (342,040)        (66,537)       (331,400)        (21,791)       (337,136)       (175,740)       (131,383)       (129,287)
          --              --              --              --        (594,262)             --         (92,805)             --
          --         (22,018)     (3,357,004)     (3,958,787)        (19,748)        (52,454)         (9,192)        (64,696)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     845,826       1,102,990      46,201,793      13,489,329       1,437,732       1,233,994       2,486,098         520,958
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     955,216       1,224,835      73,361,360      78,133,659       1,877,988       1,905,804       2,912,022       1,539,945

   1,894,660         669,825     334,307,871     256,174,212       3,922,171       2,016,367       4,168,892       2,628,947
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,849,876    $  1,894,660    $407,669,231    $334,307,871    $  5,800,159    $  3,922,171    $  7,080,914    $  4,168,892
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  SALOMON BROTHERS             SALOMON BROTHERS
                                                VARIABLE AGGRESSIVE           VARIABLE GROWTH &
                                                   GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                   CLASS I SHARES               CLASS I SHARES                 SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,064)  $     (1,510)  $     (1,686)  $       (568)  $     18,988   $     10,600
  Realized gain (loss) ..................         1,173            279          2,885            451         16,723        (37,215)
  Change in unrealized gain (loss)
    on investments ......................        22,932         27,307         18,013         22,541        140,165        342,533
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        20,041         26,076         19,212         22,424        175,876        315,918
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        46,437        130,131             16         53,284         22,657        205,257
  Participant transfers from other
    funding options .....................        30,269         52,393         58,758        170,396        104,333        304,049
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (118)           (32)           (72)           (25)        (1,013)          (927)
  Contract surrenders ...................        (5,709)            --         (2,618)            --       (136,626)      (130,951)
  Participant transfers to other
    funding options .....................            --             --        (24,473)        (9,650)      (355,047)      (533,714)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --        (14,049)           353
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        70,879        182,492         31,611        214,005       (379,745)      (155,933)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        90,920        208,568         50,823        236,429       (203,869)       159,985


NET ASSETS:
    Beginning of year ...................       224,827         16,259        245,031          8,602      2,960,389      2,800,404
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    315,747   $    224,827   $    295,854   $    245,031   $  2,756,520   $  2,960,389
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     GLOBAL LIFE SCIENCES              GLOBAL TECHNOLOGY                MID CAP GROWTH                WORLDWIDE GROWTH
     PORTFOLIO - SERVICE              PORTFOLIO - SERVICE             PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
            SHARES                          SHARES                          SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (11,341)   $     (9,156)   $     (8,219)   $     (7,389)   $     (8,785)   $     (5,051)   $     (5,779)   $     (5,854)
      12,480         (21,296)         (5,869)        (14,375)          2,163         (26,933)         (1,741)        (78,737)

      87,850         164,938           3,361         206,968         119,281         119,400          36,726         257,772
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      88,989         134,486         (10,727)        185,204         112,659          87,416          29,206         173,181
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,533          27,197           6,849          33,097         125,894              --          19,333         154,072

      78,722         212,272         124,825          43,664         117,106         177,619          49,680         125,477
          --              --              --              --              --              --              --              --
        (187)           (158)           (230)           (192)           (155)           (145)           (383)           (404)
     (47,884)        (30,962)        (64,176)        (19,463)         (3,003)         (2,606)        (38,740)        (31,689)

    (125,376)       (126,370)       (108,116)        (63,647)        (16,336)        (67,946)        (92,212)       (242,282)
          --              --              --              --              --              --              --              --
          24           9,904          (9,453)             --              --              --              --          (2,496)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (93,168)         91,883         (50,301)         (6,541)        223,506         106,922         (62,322)          2,678
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (4,179)        226,369         (61,028)        178,663         336,165         194,338         (33,116)        175,859

     764,218         537,849         593,060         414,397         461,215         266,877       1,012,480         836,621
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    760,039    $    764,218    $    532,032    $    593,060    $    797,380    $    461,215    $    979,364    $  1,012,480
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                LAZARD RETIREMENT             GROWTH AND INCOME                MID-CAP VALUE
                                               SMALL CAP PORTFOLIO                PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,898)  $        (31)  $       (500)  $        691   $     (7,406)  $        268
  Realized gain (loss) ..................           213              2         13,620             60         24,173          1,378
  Change in unrealized gain (loss)
    on investments ......................        29,812            810        128,070         20,714        179,862          9,966
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        28,127            781        141,190         21,465        196,629         11,612
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        91,697          3,288        706,676          9,119        988,453         84,936
  Participant transfers from other
    funding options .....................       194,326         11,131        674,572        286,147        559,692         55,176
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (42)            (1)          (180)            (1)          (112)            (3)
  Contract surrenders ...................            (1)            --         (9,798)        (1,228)       (14,581)            --
  Participant transfers to other
    funding options .....................       (12,389)            --         (3,815)            --        (13,004)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       273,591         14,418      1,367,455        294,037      1,520,448        140,109
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       301,718         15,199      1,508,645        315,502      1,717,077        151,721


NET ASSETS:
    Beginning of year ...................        15,199             --        315,502             --        151,721             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    316,917   $     15,199   $  1,824,147   $    315,502   $  1,868,798   $    151,721
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MERRILL LYNCH GLOBAL            MERRILL LYNCH VALUE              OPPENHEIMER MAIN                   REAL RETURN
    ALLOCATION V.I. FUND -           OPPORTUNITIES V.I.               STREET FUND/VA -           PORTFOLIO - ADMINISTRATIVE
          CLASS III                   FUND - CLASS III                 SERVICE SHARES                       CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      2,727    $         29    $       (492)   $         --    $        (19)   $         --    $     (5,194)   $       (322)
          17              --          17,037              --              --              --          56,904           3,157

       5,125              46         (11,723)             68             166              --          17,485            (399)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       7,869              75           4,822              68             147              --          69,195           2,436
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      29,666           1,000          45,503           1,000           2,000              --         912,732          44,709

      72,432              --          35,467              --              --              --       1,086,440         125,693
          --              --              --              --              --              --              --              --
          (2)             --              (2)             --              --              --            (197)            (23)
          --              --         (12,217)             --              --              --          (8,514)           (123)

        (566)             --          (6,958)             --              --              --         (88,084)            (26)
          --              --              --              --              --              --              --              --
          --              --          (1,569)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     101,530           1,000          60,224           1,000           2,000              --       1,902,377         170,230
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     109,399           1,075          65,046           1,068           2,147              --       1,971,572         172,666

       1,075              --           1,068              --              --              --         172,666              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    110,474    $      1,075    $     66,114    $      1,068    $      2,147    $         --    $  2,144,238    $    172,666
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                  PUTNAM VT
                                                   TOTAL RETURN                DISCOVERY GROWTH                 PUTNAM VT
                                            PORTFOLIO - ADMINISTRATIVE         FUND - CLASS IB             INTERNATIONAL EQUITY
                                                      CLASS                         SHARES                FUND - CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     54,414   $    193,710   $     (4,024)  $     (3,785)  $       (417)  $     (2,997)
  Realized gain (loss) ..................       278,674        193,938          1,385           (667)         8,898         57,522
  Change in unrealized gain (loss)
    on investments ......................       156,744         87,975         19,311         73,945         69,265         58,437
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       489,832        475,623         16,672         69,493         77,746        112,962
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,512,630      2,783,454             --           (729)         3,625        129,354
  Participant transfers from other
    funding options .....................     1,619,837      4,028,936             --         27,358        103,616      2,202,098
  Growth rate intra-fund transfers in ...         3,249             --             --             --             --             --
  Administrative charges ................        (3,173)        (3,436)           (67)          (100)          (235)          (199)
  Contract surrenders ...................      (478,871)      (410,641)            --        (35,307)       (21,979)       (19,695)
  Participant transfers to other
    funding options .....................    (1,726,206)    (3,905,018)       (13,525)            --        (39,936)    (2,208,120)
  Growth rate intra-fund transfers out ..        (3,249)            --             --             --             --             --
  Other payments to participants ........        60,713        (25,891)            --             --         (3,202)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       984,930      2,467,404        (13,592)        (8,778)        41,889        103,438
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,474,762      2,943,027          3,080         60,715        119,635        216,400


NET ASSETS:
    Beginning of year ...................    14,692,059     11,749,032        293,143        232,428        499,928        283,528
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 16,166,821   $ 14,692,059   $    296,223   $    293,143   $    619,563   $    499,928
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE
       FUND - CLASS IB
            SHARES                  ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I    LARGE CAP GROWTH FUND - CLASS I
----------------------------    ----------------------------    ----------------------------   -------------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (42,424)   $    (26,369)   $    (60,703)   $    (62,420)   $       (873)   $       (625)   $    (11,236)   $     (5,719)
      85,496          17,965          87,234        (128,498)         41,407         (16,259)          7,194           3,999

     806,875         938,514         380,976       1,746,647         268,733         812,790         (11,358)        117,806
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     849,947         930,110         407,507       1,555,729         309,267         795,906         (15,400)        116,086
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     506,766         281,203         406,144         327,712         144,307         136,918              --         536,556

     539,762         697,636         392,197         668,777         288,010         409,871          17,515         192,229
          --              --              --              --          80,363              --              --              --
        (800)           (674)         (2,022)         (2,032)           (991)           (829)           (109)            (27)
     (99,182)        (37,565)       (289,893)       (481,978)        (93,380)       (208,748)         (8,252)         (2,850)

    (266,977)       (257,006)       (143,557)       (279,555)       (230,199)        (85,334)        (69,173)        (18,493)
          --              --              --              --         (80,363)             --              --              --
          69          (2,023)        (92,669)          8,046         (21,889)        (14,405)         (3,957)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     679,638         681,571         270,200         240,970          85,858         237,473         (63,976)        707,415
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,529,585       1,611,681         677,707       1,796,699         395,125       1,033,379         (79,376)        823,501

   3,176,977       1,565,296       6,043,578       4,246,879       3,508,269       2,474,890         840,840          17,339
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,706,562    $  3,176,977    $  6,721,285    $  6,043,578    $  3,903,394    $  3,508,269    $    761,464    $    840,840
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                SMALL CAP GROWTH             EAFE(R) EQUITY INDEX             SMALL CAP INDEX
                                                 FUND - CLASS I             FUND - CLASS A SHARES         FUND - CLASS A SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (26,151)  $    (17,455)  $      2,851   $      6,985   $     (6,722)  $     (2,279)
  Realized gain (loss) ..................        27,436       (109,600)         2,714        (32,188)        32,510        (62,982)
  Change in unrealized gain (loss)
    on investments ......................       250,819        550,749         38,928        100,260         78,973        254,881
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       252,104        423,694         44,493         75,057        104,761        189,620
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       329,937        112,193             --         40,986             --         32,649
  Participant transfers from other
    funding options .....................       231,711        268,649             --        162,062         25,000        151,434
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (234)          (199)           (57)           (67)          (144)          (165)
  Contract surrenders ...................       (29,924)      (275,738)       (38,219)       (12,521)      (129,054)       (44,518)
  Participant transfers to other
    funding options .....................      (130,194)      (124,552)       (25,000)       (93,398)            --       (208,253)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (2,992)         6,060             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       398,304        (13,587)       (63,276)        97,062       (104,198)       (68,853)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       650,408        410,107        (18,783)       172,119            563        120,767


NET ASSETS:
    Beginning of year ...................     1,478,762      1,068,655        311,678        139,559        673,933        553,166
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,129,170   $  1,478,762   $    292,895   $    311,678   $    674,496   $    673,933
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     SMITH BARNEY PREMIER            MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
    SMITH BARNEY DIVIDEND             SELECTIONS ALL CAP             PORTFOLIO - ALL CAP            PORTFOLIO - BALANCED
      STRATEGY PORTFOLIO               GROWTH PORTFOLIO               GROWTH AND VALUE            ALL CAP GROWTH AND VALUE
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$       (576)   $     (1,152)   $     (2,700)   $     (1,961)   $    (69,360)   $    (24,546)   $       (640)   $     (6,154)
         (33)         (1,503)         11,410          (1,029)         97,306          (1,346)         44,585           2,299

      10,796          25,265           7,938          39,087         568,981         485,539         178,820         130,298
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      10,187          22,610          16,648          36,097         596,927         459,647         222,765         126,443
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     169,592          19,211         116,305          (1,451)      5,823,038         938,298       4,070,832         487,894

      16,230           4,256          65,938          34,772       2,995,681       1,154,744       2,735,885         850,373
          --              --              --              --         139,077              --              --              --
         (40)            (32)            (64)            (68)         (1,172)           (614)           (628)           (270)
      (8,111)         (4,783)             --              --         (53,903)        (28,405)       (607,788)         (2,481)

          --          (5,854)        (64,300)        (32,632)       (299,947)        (48,617)       (200,059)        (26,217)
          --              --              --              --        (139,076)             --              --              --
          --              --              --              --         (22,645)             --          (3,606)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     177,671          12,798         117,879             621       8,441,053       2,015,406       5,994,636       1,309,299
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     187,858          35,408         134,527          36,718       9,037,980       2,475,053       6,217,401       1,435,742

     134,191          98,783         141,459         104,741       3,262,066         787,013       1,512,773          77,031
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    322,049    $    134,191    $    275,986    $    141,459    $ 12,300,046    $  3,262,066    $  7,730,174    $  1,512,773
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               MULTIPLE DISCIPLINE
                                                PORTFOLIO - GLOBAL           MULTIPLE DISCIPLINE
                                                  ALL CAP GROWTH            PORTFOLIO - LARGE CAP              CONVERTIBLE
                                                    AND VALUE                  GROWTH AND VALUE            SECURITIES PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (5,854)  $     (3,570)  $     (3,474)  $     (3,733)  $     14,106   $     39,623
  Realized gain (loss) ..................        17,036          4,199         29,339          4,530         17,967           (478)
  Change in unrealized gain (loss)
    on investments ......................       123,834         64,162         21,842         78,971         73,731        307,682
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       135,016         64,791         47,707         79,768        105,804        346,827
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,330,001         72,572        342,339         (1,291)         1,718         87,956
  Participant transfers from other
    funding options .....................       707,524         27,121        262,979        278,968         61,811      1,007,721
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (159)           (41)          (103)           (69)          (364)          (318)
  Contract surrenders ...................       (19,034)            --        (51,794)       (20,553)       (74,187)      (137,530)
  Participant transfers to other
    funding options .....................        (4,615)       (20,868)          (577)       (12,111)       (97,301)       (95,032)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --         (2,265)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,013,717         78,784        552,844        244,944       (108,323)       860,532
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,148,733        143,575        600,551        324,712         (2,519)     1,207,359


NET ASSETS:
    Beginning of year ...................       319,305        175,730        482,543        157,831      2,287,001      1,079,642
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,468,038   $    319,305   $  1,083,094   $    482,543   $  2,284,482   $  2,287,001
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         DISCIPLINED
           MID CAP
       STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO     FEDERATED HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO
----------------------------    ----------------------------   ------------------------------   ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (12,950)   $     (9,375)   $     (9,267)   $    (22,695)   $    157,114    $    150,609    $       (364)   $      1,296
      54,405            (897)        439,174         (21,189)         32,162           3,395           4,005         (22,674)

     109,473         243,082         143,338       1,421,003          22,808         182,796          56,115         146,685
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     150,928         232,810         573,245       1,377,119         212,084         336,800          59,756         125,307
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      28,424          82,047         585,666         828,503           9,990         278,061              (3)         52,544

     132,253         221,766         656,156       1,145,280         495,867       1,301,222          25,794         153,160
          --              --              --              --              --              --              --              --
        (367)           (271)         (2,041)         (1,658)           (590)           (311)           (185)           (172)
     (29,238)        (15,442)       (348,332)       (138,150)       (226,654)        (48,349)        (11,109)        (16,813)

     (71,402)       (230,933)       (374,389)       (672,101)       (487,496)       (168,596)        (46,437)        (76,173)
          --              --              --              --              --              --              --              --
     (12,420)             --         (30,488)         12,834         (17,501)         (4,454)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      47,250          57,167         486,572       1,174,708        (226,384)      1,357,573         (31,940)        112,546
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     198,178         289,977       1,059,817       2,551,827         (14,300)      1,694,373          27,816         237,853

   1,014,782         724,805       6,808,372       4,256,545       2,762,808       1,068,435         706,308         468,455
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,212,960    $  1,014,782    $  7,868,189    $  6,808,372    $  2,748,508    $  2,762,808    $    734,124    $    706,308
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL              LARGE CAP
                                               LARGE CAP PORTFOLIO             STOCK PORTFOLIO               CORE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (9,021)  $    (10,115)  $      4,731   $      4,834   $     (7,245)  $     (4,267)
  Realized gain (loss) ..................         6,867        (21,689)         9,544          6,356          1,932        (49,574)
  Change in unrealized gain (loss)
    on investments ......................        65,000        233,258        118,279         80,428        111,826        138,885
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        62,846        201,454        132,554         91,618        106,513         85,044
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        45,528        169,389        424,549         21,163         10,600        170,093
  Participant transfers from other
    funding options .....................        90,868        283,619        232,979        500,542        191,712        125,676
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (425)          (385)          (306)          (157)          (176)          (173)
  Contract surrenders ...................       (31,818)       (19,800)       (14,415)       (11,457)        (4,376)        (2,443)
  Participant transfers to other
    funding options .....................       (54,891)       (77,845)       (68,736)      (206,893)        (6,729)      (240,117)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --          7,926             --         (2,078)       (11,961)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        49,262        362,904        574,071        301,120        179,070         53,036
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       112,108        564,358        706,625        392,738        285,583        138,080


NET ASSETS:
    Beginning of year ...................     1,211,947        647,589        603,934        211,196        603,496        465,416
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,324,055   $  1,211,947   $  1,310,559   $    603,934   $    889,079   $    603,496
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MFS EMERGING GROWTH               MFS MID CAP GROWTH
          PORTFOLIO                         PORTFOLIO                 MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (12,867)   $    (10,602)   $    (21,029)   $    (13,920)   $      1,620    $         --    $        512    $        197
     (14,634)        (77,718)          2,845         (48,803)          1,932              --             (63)              1

     124,407         253,357         181,295         323,930           7,508              --          17,160             264
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      96,906         165,037         163,111         261,207          11,060              --          17,609             462
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      44,103          47,187          17,654         196,728         188,465              --         234,206          15,700

     123,542          74,282          74,235         308,625          36,443              --          19,829              --
          --              --              --              --              --              --              --              --
        (379)           (342)           (491)           (390)             --              --             (24)             --
     (25,063)         (6,468)        (26,628)        (28,770)             --              --              --              --

    (122,124)       (117,196)        (97,938)        (78,607)             --              --              --              --
          --              --              --              --              --              --              --              --
          --              --              --          10,158              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      20,079          (2,537)        (33,168)        407,744         224,908              --         254,011          15,700
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     116,985         162,500         129,943         668,951         235,968              --         271,620          16,162

     802,723         640,223       1,331,459         662,508              --              --          16,162              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    919,708    $    802,723    $  1,461,402    $  1,331,459    $    235,968    $         --    $    287,782    $     16,162
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                SOCIAL AWARENESS             TRAVELERS QUALITY               U.S. GOVERNMENT
                                                 STOCK PORTFOLIO               BOND PORTFOLIO              SECURITIES PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $        139   $         --   $    175,148   $    212,747   $      3,715   $         --
  Realized gain (loss) ..................            --             --         (3,512)        24,890              7             --
  Change in unrealized gain (loss)
    on investments ......................           515             --        (62,132)        70,937         (3,890)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           654             --        109,504        308,574           (168)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        24,000             --         18,671        674,890          2,000             --
  Participant transfers from other
    funding options .....................         1,000             --        478,123      1,307,615         89,502             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --         (1,864)        (1,805)            --             --
  Contract surrenders ...................            --             --       (538,713)      (286,195)          (400)            --
  Participant transfers to other
    funding options .....................            --             --       (779,798)      (973,220)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --       (103,771)         1,405             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        25,000             --       (927,352)       722,690         91,102             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        25,654             --       (817,848)     1,031,264         90,934             --


NET ASSETS:
    Beginning of year ...................            --             --      6,338,527      5,307,263             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $     25,654   $         --   $  5,520,679   $  6,338,527   $     90,934   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                      SB ADJUSTABLE RATE
         AIM CAPITAL                                                 PIONEER STRATEGIC                INCOME PORTFOLIO -
    APPRECIATION PORTFOLIO       MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO                  CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (19,908)   $    (13,206)   $    234,651    $    120,476    $     91,002    $     25,855    $      1,288    $         15
       6,884          (1,275)        554,205         (28,727)           (467)         (2,703)            334              --

      84,879         228,426         668,524       1,503,999         (11,745)         29,945          (2,724)            (28)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      71,855         213,945       1,457,380       1,595,748          78,790          53,097          (1,102)            (13)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      39,274         230,077       2,763,926       1,874,698         617,611              --         308,518          14,558

     288,962         188,889       1,762,552       2,528,855         512,483          25,493         394,305           1,318
          --              --           3,261              --              --              --              --              --
        (208)           (189)         (3,928)         (3,306)            (28)            (25)            (29)             --
     (34,862)        (19,125)       (591,801)       (352,459)         (3,570)         (1,197)       (115,745)            (49)

     (37,948)         (1,331)       (768,105)       (614,019)        (15,455)        (24,418)        (65,723)             --
          --              --          (3,261)             --              --              --              --              --
          --              --        (105,996)          7,017              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     255,218         398,321       3,056,648       3,440,786       1,111,041            (147)        521,326          15,827
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     327,073         612,266       4,514,028       5,036,534       1,189,831          52,950         520,224          15,814

   1,237,996         625,730      13,561,962       8,525,428         359,985         307,035          15,814              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,565,069    $  1,237,996    $ 18,075,990    $ 13,561,962    $  1,549,816    $    359,985    $    536,038    $     15,814
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                SMITH BARNEY
                                                   SMITH BARNEY                                                INTERNATIONAL
                                                    AGGRESSIVE                   SMITH BARNEY                  ALL CAP GROWTH
                                                 GROWTH PORTFOLIO           HIGH INCOME PORTFOLIO                PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (105,208)  $    (69,727)  $    220,044   $    117,409   $       (304)  $       (886)
  Realized gain (loss) ..................        47,326       (150,672)         5,732        (17,356)         1,965        (41,893)
  Change in unrealized gain (loss)
    on investments ......................       669,316      1,476,746         (8,106)       181,787         34,852         86,082
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       611,434      1,256,347        217,670        281,840         36,513         43,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,966,651        407,978        875,161        761,882             88          1,549
  Participant transfers from other
    funding options .....................     1,049,742        567,530        533,717        584,885        113,309         70,868
  Growth rate intra-fund transfers in ...        72,715             --             --             --             --             --
  Administrative charges ................        (1,845)        (1,896)          (443)          (248)           (49)           (58)
  Contract surrenders ...................      (125,145)      (350,228)       (41,134)       (48,690)        (5,557)        (4,346)
  Participant transfers to other
    funding options .....................      (111,728)      (211,163)      (302,143)      (257,151)       (19,697)      (135,680)
  Growth rate intra-fund transfers out ..       (72,718)            --             --             --             --             --
  Other payments to participants ........       (92,491)       (32,142)            --        (11,143)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,685,181        380,079      1,065,158      1,029,535         88,094        (67,667)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,296,615      1,636,426      1,282,828      1,311,375        124,607        (24,364)


NET ASSETS:
    Beginning of year ...................     5,567,979      3,931,553      1,986,534        675,159        188,015        212,379
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,864,594   $  5,567,979   $  3,269,362   $  1,986,534   $    312,622   $    188,015
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         SMITH BARNEY                   SMITH BARNEY                    SMITH BARNEY
         SMITH BARNEY                LARGE CAPITALIZATION               MID CAP CORE                    MONEY MARKET
  LARGE CAP VALUE PORTFOLIO            GROWTH PORTFOLIO                   PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      4,033    $      1,657    $    (35,995)   $    (33,041)   $    (34,363)   $    (25,980)   $    (22,557)   $    (26,366)
     (11,599)       (111,353)         19,069         (72,787)         20,984         (70,258)             --              --

     106,840         339,646          12,351         885,342         218,099         500,941              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      99,274         229,950          (4,575)        779,514         204,720         404,703         (22,557)        (26,366)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --             964         631,928         281,386         325,517         175,888       3,482,393         187,085

      10,925          25,388         303,389         277,281         234,825         120,621         783,985       1,070,655
          --              --          60,914              --          31,889              --           3,316              --
        (416)           (475)           (732)           (739)           (573)           (605)           (869)           (869)
     (67,181)       (182,631)       (127,637)       (227,133)        (70,941)       (240,590)        (74,903)        (81,799)

     (47,963)        (52,469)        (28,738)       (150,802)        (75,767)        (89,088)     (2,735,248)     (2,655,898)
          --              --         (60,914)             --         (31,889)             --          (3,316)             --
          27              --              62              --          (3,257)        (29,875)        (45,105)       (112,570)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (104,608)       (209,223)        778,272         179,993         409,804         (63,649)      1,410,253      (1,593,396)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (5,334)         20,727         773,697         959,507         614,524         341,054       1,387,696      (1,619,762)

   1,206,005       1,185,278       2,735,125       1,775,618       2,036,705       1,695,651       2,563,653       4,183,415
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,200,671    $  1,206,005    $  3,508,822    $  2,735,125    $  2,651,229    $  2,036,705    $  3,951,349    $  2,563,653
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              TRAVELERS MANAGED                 VAN KAMPEN
                                            STRATEGIC EQUITY PORTFOLIO         INCOME PORTFOLIO            ENTERPRISE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,340)  $    (35,860)  $     85,410   $     51,725   $     (1,071)  $     (1,272)
  Realized gain (loss) ..................           (51)       (34,589)       (10,573)        (9,046)        (1,817)        (2,796)
  Change in unrealized gain (loss)
    on investments ......................       249,423        703,018        (47,966)        56,112          5,293         24,353
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       245,032        632,569         26,871         98,791          2,405         20,285
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        29,067        641,275        314,068        245,204             --          9,435
  Participant transfers from other
    funding options .....................        86,170        210,859        859,181        363,075          1,887          1,899
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (812)          (767)          (461)          (473)           (54)           (55)
  Contract surrenders ...................       (48,035)       (41,380)      (107,783)       (23,543)        (6,645)          (734)
  Participant transfers to other
    funding options .....................      (276,116)      (115,556)      (311,259)      (208,433)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (8,403)        (2,725)      (115,684)            --              8             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (218,129)       691,706        638,062        375,830         (4,804)        10,545
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        26,903      1,324,275        664,933        474,621         (2,399)        30,830


NET ASSETS:
    Beginning of year ...................     3,063,683      1,739,408      1,890,577      1,415,956        113,266         82,436
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,090,586   $  3,063,683   $  2,555,510   $  1,890,577   $    110,867   $    113,266
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           COMSTOCK                                                                                     SMITH BARNEY
         PORTFOLIO -                   EMERGING GROWTH                   ENTERPRISE                   SMALL CAP GROWTH
       CLASS II SHARES           PORTFOLIO - CLASS I SHARES      PORTFOLIO - CLASS II SHARES       OPPORTUNITIES PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (5,449)   $     (3,779)   $    (10,420)   $     (7,935)   $       (298)   $       (150)   $     (6,609)   $     (4,165)
      12,141         (22,440)        (23,469)        (11,232)            623             (82)         18,982          (1,681)

     110,564         159,469          66,484         136,237             275           3,027          55,887         104,399
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     117,256         133,250          32,595         117,070             600           2,795          68,260          98,553
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,200          60,386          90,967             353              --             (97)        250,409          21,000

     229,518         144,600          67,162          22,842           2,738          14,929          57,887          35,328
          --              --          20,817              --              --              --              --              --
        (353)           (288)           (298)           (350)            (21)            (18)            (97)           (111)
     (14,167)        (28,802)         (2,170)         (6,001)           (107)         (1,643)        (13,681)         (4,097)

     (56,456)       (105,620)        (60,203)        (14,276)         (5,729)           (720)        (19,653)        (11,796)
          --              --         (20,821)             --              --              --              --              --
     (12,729)             --         (19,555)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     147,013          70,276          75,899           2,568          (3,119)         12,451         274,865          40,324
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     264,269         203,526         108,494         119,638          (2,519)         15,246         343,125         138,877

     666,901         463,375         588,321         468,683          24,678           9,432         345,475         206,598
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    931,170    $    666,901    $    696,815    $    588,321    $     22,159    $     24,678    $    688,600    $    345,475
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  CONTRAFUND(R)                CONTRAFUND(R)                  DYNAMIC CAPITAL
                                              PORTFOLIO - SERVICE           PORTFOLIO - SERVICE          APPRECIATION PORTFOLIO -
                                                     CLASS                        CLASS 2                    SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (21,421)  $     (6,822)  $    (31,395)  $    (24,661)  $     (3,815)  $     (2,663)
  Realized gain (loss) ..................        13,625          3,314         66,330         (3,167)         1,988            387
  Change in unrealized gain (loss)
    on investments ......................       239,075        143,287        273,216        535,033          1,146         39,836
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       231,279        139,779        308,151        507,205           (681)        37,560
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       960,507        142,295         19,182        220,208             --        122,487
  Participant transfers from other
    funding options .....................       544,438        167,240        224,738        399,655          1,898          5,841
  Growth rate intra-fund transfers in ...         6,577             --             --             --             --             --
  Administrative charges ................          (277)          (178)        (1,109)          (974)           (64)           (58)
  Contract surrenders ...................       (22,529)        (9,348)      (174,539)       (73,351)        (9,205)        (1,147)
  Participant transfers to other
    funding options .....................       (73,985)        (5,200)      (228,403)      (385,988)          (333)          (403)
  Growth rate intra-fund transfers out ..        (6,577)            --             --             --             --             --
  Other payments to participants ........          (274)          (549)            --          8,029             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,407,880        294,260       (160,131)       167,579         (7,704)       126,720
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,639,159        434,039        148,020        674,784         (8,385)       164,280


NET ASSETS:
    Beginning of year ...................       825,618        391,579      2,444,747      1,769,963        266,319        102,039
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,464,777   $    825,618   $  2,592,767   $  2,444,747   $    257,934   $    266,319
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           MID CAP
     PORTFOLIO - SERVICE
           CLASS 2                           COMBINED
------------------------------    ------------------------------
      2004             2003             2004             2003

$     (31,593)   $     (13,979)   $  (4,382,358)   $  (4,614,431)
       22,630            1,911        1,715,545       (4,698,727)

      505,390          382,006       45,870,524       97,849,656
-------------    -------------    -------------    -------------

      496,427          369,938       43,203,711       88,536,498
-------------    -------------    -------------    -------------

      838,145          166,972      114,131,962       46,249,648

      618,016          400,935       40,033,864       38,641,930
           --               --        1,189,690               --
         (451)            (295)        (163,958)        (155,768)
      (43,620)         (32,553)     (18,471,752)     (13,386,763)

     (101,522)        (201,408)     (17,700,640)     (28,714,915)
           --               --       (1,189,696)              --
       (3,435)          (2,066)      (4,538,440)      (4,526,286)
-------------    -------------    -------------    -------------

    1,307,133          331,585      113,291,030       38,107,846
-------------    -------------    -------------    -------------

    1,803,560          701,523      156,494,741      126,644,344

    1,513,126          811,603      489,076,466      362,432,122
-------------    -------------    -------------    -------------
$   3,316,686    $   1,513,126    $ 645,571,207    $ 489,076,466
=============    =============    =============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD III includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio -
           Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investment VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund - Class A Shares
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
           Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $147,583,030 and $37,343,290 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $633,343,024 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $22,811,603. Gross unrealized depreciation for all investments at December 31, 2004 was $10,590,545.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner
    (GMAB)
  - Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S   Portfolio Architect XTRA     1.25%    0.15%                                           1.40%
                                     S   Vintage XTRA                 1.25%    0.15%                                           1.40%
                                     S   Index Annuity                1.25%    0.15%                                           1.40%

Separate Account Charge 1.55%        S   Vintage XTRA (Series II)     1.40%    0.15%                                           1.55%

Separate Account Charge 1.60% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%                                 1.60%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%                                 1.60%
Separate Account Charge 1.60% (B)    E   Index Annuity                1.45%    0.15%                                           1.60%
                                     E   Portfolio Architect XTRA     1.45%    0.15%                                           1.60%
                                     E   Vintage XTRA                 1.45%    0.15%                                           1.60%

Separate Account Charge 1.65%       SU   Vintage XTRA (Series II)     1.50%    0.15%                                           1.65%

Separate Account Charge 1.70%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%                                 1.70%

Separate Account Charge 1.80% (A)    S   Portfolio Architect XTRA     1.25%    0.15%              0.40%                        1.80%
                                     S   Vintage XTRA                 1.25%    0.15%              0.40%                        1.80%
Separate Account Charge 1.80% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%                                 1.80%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%                                 1.80%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%                                 1.80%

Separate Account Charge 1.85%        R   Vintage XTRA (Series II)     1.70%    0.15%                                           1.85%

Separate Account Charge 1.95%        S   Vintage XTRA (Series II)     1.40%    0.15%              0.40%                        1.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%    0.40%                        2.00%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%    0.40%                        2.00%
Separate Account Charge 2.00% (B)    E   Portfolio Architect XTRA     1.45%    0.15%              0.40%                        2.00%
                                     E   Vintage XTRA                 1.45%    0.15%              0.40%                        2.00%
                                     R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%                                 2.00%

Separate Account Charge 2.05%        S   Vintage XTRA (Series II)     1.40%    0.15%                        0.50%              2.05%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%              0.40%                        2.05%

Separate Account Charge 2.10%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%    0.40%                        2.10%

Separate Account Charge 2.15% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%                        0.50%              2.15%

Separate Account Charge 2.20% (A)    S   Index Annuity                1.25%    0.15%                                 0.80%     2.20%
                                     S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%              0.50%              2.20%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%    0.40%                        2.20%
Separate Account Charge 2.20% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%    0.40%                        2.20%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%    0.40%                        2.20%

Separate Account Charge 2.25% (A)    S   Index Annuity                1.25%    0.15%                                 0.85%     2.25%
Separate Account Charge 2.25% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%              0.40%                        2.25%

Separate Account Charge 2.30% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%              0.50%              2.30%

Separate Account Charge 2.35% (A)    S   Index Annuity                1.25%    0.15%                                 0.95%     2.35%
Separate Account Charge 2.35% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%                        0.50%              2.35%
Separate Account Charge 2.35% (A)        Protected Equity Portfolio   1.25%    0.15%                                 0.95%     2.35%

Separate Account Charge 2.40% (A)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%    0.40%                        2.40%
                                     S   Index Annuity                1.25%    0.15%                                 1.00%     2.40%

Separate Account Charge 2.40% (C)    E   Index Annuity                1.45%    0.15%                                 0.80%     2.40%

Separate Account Charge 2.45%        E   Index Annuity                1.45%    0.15%                                 0.85%     2.45%

Separate Account Charge 2.50% (A)    S   Index Annuity                1.25%    0.15%                                 1.10%     2.50%
Separate Account Charge 2.50% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%              0.50%              2.50%

Separate Account Charge 2.55% (A)    E   Index Annuity                1.45%    0.15%                                 0.95%     2.55%
Separate Account Charge 2.55% (B)    S   Index Annuity                1.25%    0.15%                                 1.15%     2.55%

Separate Account Charge 2.60%        E   Index Annuity                1.45%    0.15%                                 1.00%     2.60%

Separate Account Charge 2.70%        E   Index Annuity                1.45%    0.15%                                 1.10%     2.70%

Separate Account Charge 2.75% (A)    E   Index Annuity                1.45%    0.15%                                 1.15%     2.75%
Separate Account Charge 2.75% (B)    S   Index Annuity                1.25%    0.15%                                 1.35%     2.75%

Separate Account Charge 2.85%        S   Index Annuity                1.25%    0.15%                                 1.45%     2.85%

Separate Account Charge 2.90%        S   Index Annuity                1.25%    0.15%                                 1.50%     2.90%
                                         Protected Equity Portfolio   1.25%    0.15%                                 1.50%     2.90%

Separate Account Charge 2.95%        E   Index Annuity                1.45%    0.15%                                 1.35%     2.95%

Separate Account Charge 3.05% (A)    E   Index Annuity                1.45%    0.15%                                 1.45%     3.05%
Separate Account Charge 3.05% (B)    S   Index Annuity                1.25%    0.15%                                 1.65%     3.05%

Separate Account Charge 3.10%        E   Index Annuity                1.45%    0.15%                                 1.50%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.20%        S   Index Annuity                1.25%    0.15%                                 1.80%     3.20%

Separate Account Charge 3.25%        E   Index Annuity                1.45%    0.15%                                 1.65%     3.25%

Separate Account Charge 3.30%        S   Index Annuity                1.25%    0.15%                                 1.90%     3.30%

Separate Account Charge 3.40% (A)    S   Index Annuity                1.25%    0.15%                                 2.00%     3.40%
Separate Account Charge 3.40% (B)    E   Index Annuity                1.45%    0.15%                                 1.80%     3.40%

Separate Account Charge 3.50% (A)    E   Index Annuity                1.45%    0.15%                                 1.90%     3.50%
Separate Account Charge 3.50% (B)        Protected Equity Portfolio   1.25%    0.15%                                 2.10%     3.50%

Separate Account Charge 3.60%        E   Index Annuity                1.45%    0.15%                                 2.00%     3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawan prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                          Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA         $40 for contract values less than $100,000
Vintage XTRA                     $40 for contract values less than $100,000
Vintage XTRA (Series II)         $40 for contract values less than $100,000
Index Annuity (Std DB)           $30 for contract values less than $50,000
Protected Equity Portfolio       $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
Product                          Withdrawal/Surrender Charges (as a percentage
                                 of the amount withdrawn)
--------------------------------------------------------------------------------

Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 9 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for BD III include $647,222 and $628,416 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.40% ................................           1,259,417      $  0.580         $    730,810
    Separate Account Charges 1.55% ................................                  --         1.350                   --
    Separate Account Charges 1.60% (B) ............................           1,021,955         0.575              587,516
    Separate Account Charges 1.65% ................................                  --         1.348                   --
    Separate Account Charges 1.70% ................................                  --         1.347                   --
    Separate Account Charges 1.80% (A) ............................              12,741         1.395               17,772
    Separate Account Charges 1.80% (B) ............................                  --         0.571                   --
    Separate Account Charges 1.85% ................................                  --         1.344                   --
    Separate Account Charges 1.95% ................................                  --         1.342                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.389                   --
    Separate Account Charges 2.05% ................................                  --         1.341                   --
    Separate Account Charges 2.10% ................................                  --         1.340                   --
    Separate Account Charges 2.15% ................................                  --         1.171                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.384                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.337                   --
    Separate Account Charges 2.35% ................................                  --         1.169                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.334                   --

High Yield Bond Trust
    Separate Account Charges 1.40% ................................              12,731         1.070               13,620
    Separate Account Charges 1.55% ................................                  --         1.069                   --
    Separate Account Charges 1.60% (B) ............................              67,364         1.068               71,972
    Separate Account Charges 1.65% ................................                  --         1.068                   --
    Separate Account Charges 1.70% ................................                  --         1.068                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.067                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.067                   --
    Separate Account Charges 1.85% ................................                  --         1.067                   --
    Separate Account Charges 1.95% ................................                  --         1.066                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.066                   --
    Separate Account Charges 2.05% ................................                  --         1.065                   --
    Separate Account Charges 2.10% ................................                  --         1.065                   --
    Separate Account Charges 2.15% ................................                  --         1.077                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.064                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.064                   --
    Separate Account Charges 2.35% ................................                  --         1.076                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.063                   --

Managed Assets Trust
    Separate Account Charges 1.40% ................................             129,391         1.078              139,497
    Separate Account Charges 1.55% ................................                  --         1.077                   --
    Separate Account Charges 1.60% (B) ............................              36,382         1.077               39,172
    Separate Account Charges 1.65% ................................                  --         1.076                   --
    Separate Account Charges 1.70% ................................                  --         1.076                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.075                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.075                   --
    Separate Account Charges 1.85% ................................                  --         1.075                   --
    Separate Account Charges 1.95% ................................                  --         1.074                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.074                   --
    Separate Account Charges 2.05% ................................                  --         1.073                   --
    Separate Account Charges 2.10% ................................                  --         1.073                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Managed Assets Trust (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.073         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.35% ................................                  --         1.072                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.071                   --

Money Market Portfolio
    Separate Account Charges 1.40% ................................           1,934,132         1.146            2,216,251
    Separate Account Charges 1.55% ................................                  --         0.991                   --
    Separate Account Charges 1.60% (B) ............................           2,129,590         1.129            2,405,321
    Separate Account Charges 1.65% ................................                  --         0.990                   --
    Separate Account Charges 1.70% ................................                  --         0.989                   --
    Separate Account Charges 1.80% (A) ............................                  --         0.982                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.121                   --
    Separate Account Charges 1.85% ................................                  --         0.987                   --
    Separate Account Charges 1.95% ................................                  --         0.986                   --
    Separate Account Charges 2.00% (B) ............................               6,454         0.978                6,311
    Separate Account Charges 2.05% ................................                  --         0.984                   --
    Separate Account Charges 2.10% ................................                  --         0.984                   --
    Separate Account Charges 2.15% ................................                  --         0.995                   --
    Separate Account Charges 2.20% (B) ............................                  --         0.974                   --
    Separate Account Charges 2.25% (B) ............................                  --         0.982                   --
    Separate Account Charges 2.35% ................................                  --         0.994                   --
    Separate Account Charges 2.40% (B) ............................                  --         0.979                   --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% ................................             835,150         0.783              653,895
    Separate Account Charges 1.55% ................................                  --         1.160                   --
    Separate Account Charges 1.60% (B) ............................             803,062         0.777              624,171
    Separate Account Charges 1.65% ................................                  --         1.159                   --
    Separate Account Charges 1.70% ................................                  --         1.158                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.229                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.772                   --
    Separate Account Charges 1.85% ................................                  --         1.156                   --
    Separate Account Charges 1.95% ................................                  --         1.154                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.224                   --
    Separate Account Charges 2.05% ................................                  --         1.152                   --
    Separate Account Charges 2.10% ................................                  --         1.152                   --
    Separate Account Charges 2.15% ................................                  --         1.051                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.219                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.149                   --
    Separate Account Charges 2.35% ................................                  --         1.050                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.147                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% ................................              77,989      $  1.127         $     87,855
    Separate Account Charges 1.55% ................................               1,134         1.229                1,394
    Separate Account Charges 1.60% (B) ............................             127,755         1.121              143,154
    Separate Account Charges 1.65% ................................              47,564         1.227               58,373
    Separate Account Charges 1.70% ................................                  --         1.226                   --
    Separate Account Charges 1.80% (A) ............................               3,250         1.362                4,426
    Separate Account Charges 1.80% (B) ............................                 636         1.115                  709
    Separate Account Charges 1.85% ................................              83,568         1.224              102,275
    Separate Account Charges 1.95% ................................              53,770         1.222               65,715
    Separate Account Charges 2.00% (B) ............................               4,023         1.356                5,457
    Separate Account Charges 2.05% ................................              69,813         1.220               85,204
    Separate Account Charges 2.10% ................................                  --         1.220                   --
    Separate Account Charges 2.15% ................................                  --         1.082                   --
    Separate Account Charges 2.20% (B) ............................              37,059         1.351               50,060
    Separate Account Charges 2.25% (B) ............................              23,528         1.217               28,636
    Separate Account Charges 2.35% ................................                  --         1.081                   --
    Separate Account Charges 2.40% (B) ............................              75,559         1.215               91,772
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ................................           1,057,694         0.668              706,345
    Separate Account Charges 1.55% ................................                  --         1.168                   --
    Separate Account Charges 1.60% (B) ............................           1,740,166         0.661            1,150,148
    Separate Account Charges 1.65% ................................             127,017         1.167              148,192
    Separate Account Charges 1.70% ................................                  --         1.166                   --
    Separate Account Charges 1.80% (A) ............................              25,662         1.222               31,359
    Separate Account Charges 1.80% (B) ............................                  --         0.656                   --
    Separate Account Charges 1.85% ................................                  --         1.163                   --
    Separate Account Charges 1.95% ................................              22,312         1.162               25,923
    Separate Account Charges 2.00% (B) ............................                  --         1.217                   --
    Separate Account Charges 2.05% ................................                  --         1.160                   --
    Separate Account Charges 2.10% ................................                  --         1.159                   --
    Separate Account Charges 2.15% ................................                  --         1.059                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.212                   --
    Separate Account Charges 2.25% (B) ............................              24,077         1.157               27,857
    Separate Account Charges 2.35% ................................                  --         1.058                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.155                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             820,524         1.106              907,846
    Separate Account Charges 1.55% ................................             265,601         1.330              353,143
    Separate Account Charges 1.60% (B) ............................           1,274,097         1.095            1,395,238
    Separate Account Charges 1.65% ................................             209,668         1.328              278,386
    Separate Account Charges 1.70% ................................                  --         1.327                   --
    Separate Account Charges 1.80% (A) ............................               3,312         1.458                4,829
    Separate Account Charges 1.80% (B) ............................              37,597         1.087               40,862
    Separate Account Charges 1.85% ................................             263,883         1.324              349,398
    Separate Account Charges 1.95% ................................             359,932         1.322              475,917
    Separate Account Charges 2.00% (B) ............................              48,619         1.452               70,600
    Separate Account Charges 2.05% ................................             418,416         1.320              552,480
    Separate Account Charges 2.10% ................................              14,907         1.319               19,669

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
American Funds Insurance Series (continued)
  Global Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.114         $         --
    Separate Account Charges 2.20% (B) ............................               9,897         1.446               14,313
    Separate Account Charges 2.25% (B) ............................             330,117         1.317              434,675
    Separate Account Charges 2.35% ................................                  --         1.113                   --
    Separate Account Charges 2.40% (B) ............................              40,738         1.314               53,530
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................           1,620,395         1.097            1,777,950
    Separate Account Charges 1.55% ................................             948,771         1.275            1,209,983
    Separate Account Charges 1.60% (B) ............................           2,992,285         1.086            3,249,458
    Separate Account Charges 1.65% ................................             594,397         1.274              756,990
    Separate Account Charges 1.70% ................................                  --         1.273                   --
    Separate Account Charges 1.80% (A) ............................              29,481         1.426               42,048
    Separate Account Charges 1.80% (B) ............................              44,993         1.078               48,494
    Separate Account Charges 1.85% ................................             276,644         1.270              351,342
    Separate Account Charges 1.95% ................................           1,406,254         1.268            1,783,490
    Separate Account Charges 2.00% (B) ............................              62,507         1.420               88,789
    Separate Account Charges 2.05% ................................           1,448,922         1.266            1,835,045
    Separate Account Charges 2.10% ................................               5,032         1.266                6,369
    Separate Account Charges 2.15% ................................              29,474         1.087               32,038
    Separate Account Charges 2.20% (B) ............................              76,812         1.415              108,665
    Separate Account Charges 2.25% (B) ............................             245,275         1.263              309,777
    Separate Account Charges 2.35% ................................                  --         1.086                   --
    Separate Account Charges 2.40% (B) ............................             113,459         1.260              142,999
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................           1,515,560         1.271            1,925,738
    Separate Account Charges 1.55% ................................           1,091,818         1.249            1,363,366
    Separate Account Charges 1.60% (B) ............................           3,102,578         1.258            3,901,823
    Separate Account Charges 1.65% ................................             707,032         1.247              881,658
    Separate Account Charges 1.70% ................................                  --         1.246                   --
    Separate Account Charges 1.80% (A) ............................              30,962         1.370               42,404
    Separate Account Charges 1.80% (B) ............................              79,855         1.248               99,670
    Separate Account Charges 1.85% ................................             534,239         1.244              664,336
    Separate Account Charges 1.95% ................................           1,878,411         1.242            2,332,606
    Separate Account Charges 2.00% (B) ............................              67,721         1.364               92,372
    Separate Account Charges 2.05% ................................           1,766,970         1.240            2,191,177
    Separate Account Charges 2.10% ................................              22,820         1.239               28,279
    Separate Account Charges 2.15% ................................              44,503         1.066               47,441
    Separate Account Charges 2.20% (B) ............................              46,024         1.358               62,521
    Separate Account Charges 2.25% (B) ............................             262,019         1.237              324,025
    Separate Account Charges 2.35% ................................                  --         1.065                   --
    Separate Account Charges 2.40% (B) ............................              97,009         1.234              119,717

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.40% ................................              71,546         1.009               72,205
    Separate Account Charges 1.55% ................................                  --         1.508                   --
    Separate Account Charges 1.60% (B) ............................              74,551         1.000               74,538
    Separate Account Charges 1.65% ................................                  --         1.506                   --
    Separate Account Charges 1.70% ................................                  --         1.505                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1.80% (A) ............................                  --      $  1.691         $         --
    Separate Account Charges 1.80% (B) ............................                  --         0.992                   --
    Separate Account Charges 1.85% ................................                  --         1.502                   --
    Separate Account Charges 1.95% ................................                  --         1.500                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.684                   --
    Separate Account Charges 2.05% ................................                  --         1.497                   --
    Separate Account Charges 2.10% ................................                  --         1.496                   --
    Separate Account Charges 2.15% ................................                  --         1.288                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.677                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.493                   --
    Separate Account Charges 2.35% ................................                  --         1.287                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.490                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% ................................             585,483         2.221            1,300,106
    Separate Account Charges 1.55% ................................                  --         1.482                   --
    Separate Account Charges 1.60% (B) ............................             490,484         2.200            1,079,037
    Separate Account Charges 1.65% ................................                  --         1.480                   --
    Separate Account Charges 1.70% ................................                  --         1.479                   --
    Separate Account Charges 1.80% (A) ............................               4,404         1.708                7,520
    Separate Account Charges 1.80% (B) ............................                  --         2.183                   --
    Separate Account Charges 1.85% ................................                  --         1.475                   --
    Separate Account Charges 1.95% ................................                  --         1.473                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.701                   --
    Separate Account Charges 2.05% ................................                  --         1.471                   --
    Separate Account Charges 2.10% ................................                  --         1.470                   --
    Separate Account Charges 2.15% ................................                  --         1.289                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.694                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.467                   --
    Separate Account Charges 2.35% ................................                  --         1.288                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.464                   --

Dreyfus Variable Investment Fund
  Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% ................................           1,242,192         1.086            1,349,088
    Separate Account Charges 1.55% ................................                  --         1.261                   --
    Separate Account Charges 1.60% (B) ............................             589,066         1.076              633,813
    Separate Account Charges 1.65% ................................                  --         1.260                   --
    Separate Account Charges 1.70% ................................                  --         1.259                   --
    Separate Account Charges 1.80% (A) ............................               9,226         1.381               12,742
    Separate Account Charges 1.80% (B) ............................                  --         1.068                   --
    Separate Account Charges 1.85% ................................                  --         1.256                   --
    Separate Account Charges 1.95% ................................                  --         1.254                   --
    Separate Account Charges 2.00% (B) ............................              10,675         1.375               14,684
    Separate Account Charges 2.05% ................................                  --         1.253                   --
    Separate Account Charges 2.10% ................................                  --         1.252                   --
    Separate Account Charges 2.15% ................................                  --         1.095                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.370                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.249                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 2.35% ................................                  --      $  1.094         $         --
    Separate Account Charges 2.40% (B) ............................                  --         1.247                   --
  Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% ................................             580,657         0.888              515,482
    Separate Account Charges 1.55% ................................                  --         1.153                   --
    Separate Account Charges 1.60% (B) ............................             767,751         0.880              675,258
    Separate Account Charges 1.65% ................................                  --         1.151                   --
    Separate Account Charges 1.70% ................................                  --         1.150                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.192                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.873                   --
    Separate Account Charges 1.85% ................................                  --         1.148                   --
    Separate Account Charges 1.95% ................................                  --         1.146                   --
    Separate Account Charges 2.00% (B) ............................               6,461         1.187                7,671
    Separate Account Charges 2.05% ................................                  --         1.145                   --
    Separate Account Charges 2.10% ................................                  --         1.144                   --
    Separate Account Charges 2.15% ................................                  --         1.024                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.183                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.141                   --
    Separate Account Charges 2.35% ................................                  --         1.023                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.139                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             419,907         0.844              354,313
    Separate Account Charges 1.55% ................................              99,869         1.312              130,980
    Separate Account Charges 1.60% (B) ............................             569,577         0.835              475,696
    Separate Account Charges 1.65% ................................              79,792         1.310              104,502
    Separate Account Charges 1.70% ................................                  --         1.309                   --
    Separate Account Charges 1.80% (A) ............................               6,328         1.430                9,048
    Separate Account Charges 1.80% (B) ............................                  --         0.829                   --
    Separate Account Charges 1.85% ................................               9,224         1.306               12,048
    Separate Account Charges 1.95% ................................             185,368         1.304              241,767
    Separate Account Charges 2.00% (B) ............................                  --         1.424                   --
    Separate Account Charges 2.05% ................................             155,797         1.302              202,915
    Separate Account Charges 2.10% ................................                  --         1.302                   --
    Separate Account Charges 2.15% ................................                  --         1.086                   --
    Separate Account Charges 2.20% (B) ............................              23,049         1.418               32,688
    Separate Account Charges 2.25% (B) ............................              11,635         1.299               15,112
    Separate Account Charges 2.35% ................................              19,739         1.085               21,417
    Separate Account Charges 2.40% (B) ............................               8,159         1.296               10,575
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             646,673         1.158              748,800
    Separate Account Charges 1.55% ................................             350,111         1.242              434,711
    Separate Account Charges 1.60% (B) ............................             454,839         1.152              523,874
    Separate Account Charges 1.65% ................................              93,925         1.240              116,459
    Separate Account Charges 1.70% ................................                  --         1.239                   --
    Separate Account Charges 1.80% (A) ............................               5,087         1.352                6,879
    Separate Account Charges 1.80% (B) ............................                  --         1.146                   --
    Separate Account Charges 1.85% ................................               9,762         1.236               12,070
    Separate Account Charges 1.95% ................................             143,445         1.235              177,122

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.00% (B) ............................               7,977      $  1.347         $     10,742
    Separate Account Charges 2.05% ................................             362,129         1.233              446,527
    Separate Account Charges 2.10% ................................                  --         1.232                   --
    Separate Account Charges 2.15% ................................                  --         1.101                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.341                   --
    Separate Account Charges 2.25% (B) ............................              41,936         1.230               51,565
    Separate Account Charges 2.35% ................................                  --         1.100                   --
    Separate Account Charges 2.40% (B) ............................             149,839         1.227              183,864
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................              54,824         1.781               97,619
    Separate Account Charges 1.55% ................................              40,974         1.554               63,664
    Separate Account Charges 1.60% (B) ............................              75,008         1.775              133,115
    Separate Account Charges 1.65% ................................             109,299         1.552              169,591
    Separate Account Charges 1.70% ................................                  --         1.551                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.769                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.769                   --
    Separate Account Charges 1.85% ................................               6,128         1.547                9,483
    Separate Account Charges 1.95% ................................             111,636         1.545              172,496
    Separate Account Charges 2.00% (B) ............................                  --         1.763                   --
    Separate Account Charges 2.05% ................................              60,640         1.543               93,570
    Separate Account Charges 2.10% ................................              10,047         1.542               15,492
    Separate Account Charges 2.15% ................................                  --         1.263                   --
    Separate Account Charges 2.20% (B) ............................               6,217         1.757               10,924
    Separate Account Charges 2.25% (B) ............................               4,065         1.539                6,255
    Separate Account Charges 2.35% ................................                  --         1.262                   --
    Separate Account Charges 2.40% (B) ............................               7,023         1.536               10,785
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             322,771         1.082              349,359
    Separate Account Charges 1.55% ................................             123,692         1.375              170,031
    Separate Account Charges 1.60% (B) ............................             305,019         1.071              326,763
    Separate Account Charges 1.65% ................................             208,807         1.373              286,634
    Separate Account Charges 1.70% ................................                  --         1.372                   --
    Separate Account Charges 1.80% (A) ............................               5,586         1.495                8,350
    Separate Account Charges 1.80% (B) ............................                  --         1.063                   --
    Separate Account Charges 1.85% ................................              35,130         1.369               48,091
    Separate Account Charges 1.95% ................................             422,726         1.367              577,877
    Separate Account Charges 2.00% (B) ............................              33,262         1.489               49,519
    Separate Account Charges 2.05% ................................             334,841         1.365              457,100
    Separate Account Charges 2.10% ................................               7,082         1.364                9,661
    Separate Account Charges 2.15% ................................                  --         1.157                   --
    Separate Account Charges 2.20% (B) ............................               7,327         1.483               10,864
    Separate Account Charges 2.25% (B) ............................              66,798         1.361               90,934
    Separate Account Charges 2.35% ................................                  --         1.156                   --
    Separate Account Charges 2.40% (B) ............................               7,546         1.359               10,251

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             238,864      $  1.180         $    281,931
    Separate Account Charges 1.55% ................................             129,232         1.329              171,783
    Separate Account Charges 1.60% (B) ............................              49,047         1.174               57,582
    Separate Account Charges 1.65% ................................              14,468         1.327               19,205
    Separate Account Charges 1.70% ................................                  --         1.326                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.444                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.168                   --
    Separate Account Charges 1.85% ................................                  --         1.324                   --
    Separate Account Charges 1.95% ................................             273,757         1.322              361,879
    Separate Account Charges 2.00% (B) ............................               3,817         1.438                5,490
    Separate Account Charges 2.05% ................................             186,547         1.320              246,253
    Separate Account Charges 2.10% ................................                  --         1.319                   --
    Separate Account Charges 2.15% ................................              21,542         1.121               24,142
    Separate Account Charges 2.20% (B) ............................                  --         1.433                   --
    Separate Account Charges 2.25% (B) ............................               7,758         1.316               10,212
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.314                   --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ................................             905,772         1.040              942,138
    Separate Account Charges 1.55% ................................             119,369         1.202              143,434
    Separate Account Charges 1.60% (B) ............................           1,649,177         1.029            1,697,822
    Separate Account Charges 1.65% ................................             135,134         1.200              162,153
    Separate Account Charges 1.70% ................................                  --         1.199                   --
    Separate Account Charges 1.80% (A) ............................              11,012         1.277               14,063
    Separate Account Charges 1.80% (B) ............................                 437         1.022                  447
    Separate Account Charges 1.85% ................................               8,849         1.197               10,588
    Separate Account Charges 1.95% ................................             459,734         1.195              549,360
    Separate Account Charges 2.00% (B) ............................              86,821         1.272              110,427
    Separate Account Charges 2.05% ................................             508,994         1.193              607,382
    Separate Account Charges 2.10% ................................                  --         1.192                   --
    Separate Account Charges 2.15% ................................                  --         1.058                   --
    Separate Account Charges 2.20% (B) ............................              26,515         1.267               33,588
    Separate Account Charges 2.25% (B) ............................               7,080         1.190                8,425
    Separate Account Charges 2.35% ................................                  --         1.057                   --
    Separate Account Charges 2.40% (B) ............................              22,999         1.188               27,312
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% ................................             424,696         1.235              524,644
    Separate Account Charges 1.55% ................................              83,592         1.114               93,084
    Separate Account Charges 1.60% (B) ............................             846,733         1.223            1,035,299
    Separate Account Charges 1.65% ................................             165,730         1.112              184,294
    Separate Account Charges 1.70% ................................                  --         1.111                   --
    Separate Account Charges 1.80% (A) ............................               6,109         1.162                7,101
    Separate Account Charges 1.80% (B) ............................                  --         1.214                   --
    Separate Account Charges 1.85% ................................                  --         1.109                   --
    Separate Account Charges 1.95% ................................             410,739         1.107              454,850
    Separate Account Charges 2.00% (B) ............................             132,433         1.158              153,308
    Separate Account Charges 2.05% ................................             289,574         1.106              320,225
    Separate Account Charges 2.10% ................................                  --         1.105                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.071         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.153                   --
    Separate Account Charges 2.25% (B) ............................              35,131         1.103               38,742
    Separate Account Charges 2.35% ................................                  --         1.070                   --
    Separate Account Charges 2.40% (B) ............................              34,829         1.100               38,329
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................           4,261,020         1.297            5,527,838
    Separate Account Charges 1.55% ................................                  --         1.233                   --
    Separate Account Charges 1.60% (B) ............................             813,827         1.278            1,040,464
    Separate Account Charges 1.65% ................................                  --         1.231                   --
    Separate Account Charges 1.70% ................................                  --         1.231                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.320                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.234                   --
    Separate Account Charges 1.85% ................................                  --         1.228                   --
    Separate Account Charges 1.95% ................................                  --         1.226                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.315                   --
    Separate Account Charges 2.05% ................................                  --         1.225                   --
    Separate Account Charges 2.10% ................................                  --         1.224                   --
    Separate Account Charges 2.15% ................................                  --         1.073                   --
    Separate Account Charges 2.20% (A) ............................                  --         1.224                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.310                   --
    Separate Account Charges 2.25% (A) ............................                  --         1.022                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.221                   --
    Separate Account Charges 2.35% (A) ............................           7,968,189         1.213            9,665,108
    Separate Account Charges 2.35% ................................                  --         1.071                   --
    Separate Account Charges 2.40% (A) ............................             588,698         1.099              646,983
    Separate Account Charges 2.40% (B) ............................                  --         1.219                   --
    Separate Account Charges 2.45% ................................                  --         1.008                   --
    Separate Account Charges 2.50% (A) ............................             193,149         1.197              231,238
    Separate Account Charges 2.55% (A) ............................                  --         1.196                   --
    Separate Account Charges 2.55% (B) ............................             712,477         0.803              571,905
    Separate Account Charges 2.60% ................................             230,077         1.085              249,671
    Separate Account Charges 2.70% ................................               9,589         1.180               11,314
    Separate Account Charges 2.75% (A) ............................             162,606         0.796              129,372
    Separate Account Charges 2.75% (B) ............................           2,383,848         1.180            2,811,873
    Separate Account Charges 2.85% ................................           1,725,538         0.981            1,693,123
    Separate Account Charges 2.90% ................................         123,921,589         1.163          144,090,735
    Separate Account Charges 2.95% ................................             172,952         1.163              201,184
    Separate Account Charges 3.05% (A) ............................              13,039         0.968               12,627
    Separate Account Charges 3.05% (B) ............................         106,137,639         0.912           96,818,866
    Separate Account Charges 3.10% ................................           3,418,136         1.146            3,916,769
    Separate Account Charges 3.20% ................................         130,601,516         0.830          108,452,535
    Separate Account Charges 3.25% ................................           9,279,755         0.906            8,403,664
    Separate Account Charges 3.40% (A) ............................              11,672         1.047               12,222
    Separate Account Charges 3.40% (B) ............................           2,038,349         0.822            1,674,812
    Separate Account Charges 3.50% (B) ............................          15,610,163         1.368           21,355,547
    Separate Account Charges 3.60% ................................             146,590         1.033              151,381

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................           1,872,075      $  0.861          $ 1,612,466
    Separate Account Charges 1.55% ................................              24,820         1.229               30,497
    Separate Account Charges 1.60% (B) ............................           2,711,504         0.853            2,311,645
    Separate Account Charges 1.65% ................................             165,512         1.227              203,090
    Separate Account Charges 1.70% ................................                  --         1.226                   --
    Separate Account Charges 1.80% (A) ............................              44,329         1.314               58,229
    Separate Account Charges 1.80% (B) ............................                  --         0.846                   --
    Separate Account Charges 1.85% ................................                  --         1.224                   --
    Separate Account Charges 1.95% ................................           1,113,161         1.222            1,360,215
    Separate Account Charges 2.00% (B) ............................              16,232         1.308               21,235
    Separate Account Charges 2.05% ................................             138,787         1.220              169,356
    Separate Account Charges 2.10% ................................                  --         1.219                   --
    Separate Account Charges 2.15% ................................                  --         1.071                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.303                   --
    Separate Account Charges 2.25% (B) ............................               4,735         1.217                5,761
    Separate Account Charges 2.35% ................................                  --         1.070                   --
    Separate Account Charges 2.40% (B) ............................              22,782         1.214               27,665
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ................................             863,864         1.317            1,137,696
    Separate Account Charges 1.55% ................................             234,554         1.248              292,663
    Separate Account Charges 1.60% (B) ............................           2,184,139         1.304            2,847,374
    Separate Account Charges 1.65% ................................             184,304         1.246              229,646
    Separate Account Charges 1.70% ................................                  --         1.245                   --
    Separate Account Charges 1.80% (A) ............................              92,694         1.398              129,564
    Separate Account Charges 1.80% (B) ............................                  --         1.294                   --
    Separate Account Charges 1.85% ................................             279,395         1.243              347,163
    Separate Account Charges 1.95% ................................             692,617         1.241              859,426
    Separate Account Charges 2.00% (B) ............................             100,835         1.392              140,371
    Separate Account Charges 2.05% ................................             561,965         1.239              696,334
    Separate Account Charges 2.10% ................................                  --         1.238                   --
    Separate Account Charges 2.15% ................................                  --         1.059                   --
    Separate Account Charges 2.20% (B) ............................              28,972         1.386               40,167
    Separate Account Charges 2.25% (B) ............................             236,783         1.236              292,588
    Separate Account Charges 2.35% ................................                  --         1.058                   --
    Separate Account Charges 2.40% (B) ............................              55,081         1.233               67,922
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.40% ................................             114,646         1.126              129,100
    Separate Account Charges 1.55% ................................                  --         1.232                   --
    Separate Account Charges 1.60% (B) ............................              75,819         1.120               84,925
    Separate Account Charges 1.65% ................................                  --         1.231                   --
    Separate Account Charges 1.70% ................................                  --         1.230                   --
    Separate Account Charges 1.80% (A) ............................              64,585         1.400               90,410
    Separate Account Charges 1.80% (B) ............................                  --         1.114                   --
    Separate Account Charges 1.85% ................................                  --         1.227                   --
    Separate Account Charges 1.95% ................................                  --         1.226                   --
    Separate Account Charges 2.00% (B) ............................               8,114         1.394               11,312
    Separate Account Charges 2.05% ................................                  --         1.224                   --
    Separate Account Charges 2.10% ................................                  --         1.223                   --
    Separate Account Charges 2.15% ................................                  --         1.055                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.388                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.221         $         --
    Separate Account Charges 2.35% ................................                  --         1.054                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.218                   --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% ................................              48,617         1.098               53,365
    Separate Account Charges 1.55% ................................                  --         1.203                   --
    Separate Account Charges 1.60% (B) ............................             222,100         1.092              242,489
    Separate Account Charges 1.65% ................................                  --         1.201                   --
    Separate Account Charges 1.70% ................................                  --         1.201                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.316                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.086                   --
    Separate Account Charges 1.85% ................................                  --         1.198                   --
    Separate Account Charges 1.95% ................................                  --         1.196                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.311                   --
    Separate Account Charges 2.05% ................................                  --         1.195                   --
    Separate Account Charges 2.10% ................................                  --         1.194                   --
    Separate Account Charges 2.15% ................................                  --         1.067                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.306                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.191                   --
    Separate Account Charges 2.35% ................................                  --         1.065                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.189                   --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% ................................           1,915,626         1.004            1,924,130
    Separate Account Charges 1.55% ................................                  --         1.150                   --
    Separate Account Charges 1.60% (B) ............................             836,476         0.995              832,390
    Separate Account Charges 1.65% ................................                  --         1.149                   --
    Separate Account Charges 1.70% ................................                  --         1.148                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.181                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.988                   --
    Separate Account Charges 1.85% ................................                  --         1.146                   --
    Separate Account Charges 1.95% ................................                  --         1.144                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.176                   --
    Separate Account Charges 2.05% ................................                  --         1.142                   --
    Separate Account Charges 2.10% ................................                  --         1.142                   --
    Separate Account Charges 2.15% ................................                  --         1.069                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.172                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.139                   --
    Separate Account Charges 2.35% ................................                  --         1.068                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.137                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             414,066         0.907              375,472
    Separate Account Charges 1.55% ................................                  --         1.259                   --
    Separate Account Charges 1.60% (B) ............................             428,067         0.898              384,567
    Separate Account Charges 1.65% ................................                  --         1.257                   --
    Separate Account Charges 1.70% ................................                  --         1.256                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.374                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.892                   --
    Separate Account Charges 1.85% ................................                  --         1.253                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 1.95% ................................                  --      $  1.252         $         --
    Separate Account Charges 2.00% (B) ............................                  --         1.369                   --
    Separate Account Charges 2.05% ................................                  --         1.250                   --
    Separate Account Charges 2.10% ................................                  --         1.249                   --
    Separate Account Charges 2.15% ................................                  --         1.040                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.363                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.246                   --
    Separate Account Charges 2.35% ................................                  --         1.039                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.244                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             819,133         0.346              283,630
    Separate Account Charges 1.55% ................................                  --         1.190                   --
    Separate Account Charges 1.60% (B) ............................             724,128         0.343              248,402
    Separate Account Charges 1.65% ................................                  --         1.188                   --
    Separate Account Charges 1.70% ................................                  --         1.187                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.342                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.340                   --
    Separate Account Charges 1.85% ................................                  --         1.185                   --
    Separate Account Charges 1.95% ................................                  --         1.183                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.337                   --
    Separate Account Charges 2.05% ................................                  --         1.182                   --
    Separate Account Charges 2.10% ................................                  --         1.181                   --
    Separate Account Charges 2.15% ................................                  --         1.054                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.331                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.178                   --
    Separate Account Charges 2.35% ................................                  --         1.052                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.176                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             126,195         0.449               56,681
    Separate Account Charges 1.55% ................................              38,247         1.357               51,904
    Separate Account Charges 1.60% (B) ............................           1,080,108         0.445              480,607
    Separate Account Charges 1.65% ................................               6,353         1.355                8,610
    Separate Account Charges 1.70% ................................                  --         1.354                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.540                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.442                   --
    Separate Account Charges 1.85% ................................                  --         1.351                   --
    Separate Account Charges 1.95% ................................              58,373         1.350               78,780
    Separate Account Charges 2.00% (B) ............................                  --         1.533                   --
    Separate Account Charges 2.05% ................................              21,722         1.348               29,275
    Separate Account Charges 2.10% ................................               4,813         1.347                6,482
    Separate Account Charges 2.15% ................................                  --         1.131                   --
    Separate Account Charges 2.20% (B) ............................              16,511         1.527               25,212
    Separate Account Charges 2.25% (B) ............................                  --         1.344                   --
    Separate Account Charges 2.35% ................................                  --         1.130                   --
    Separate Account Charges 2.40% (B) ............................              44,609         1.341               59,829

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             770,248      $  0.561         $    431,934
    Separate Account Charges 1.55% ................................                  --         1.177                   --
    Separate Account Charges 1.60% (B) ............................             965,366         0.556              536,327
    Separate Account Charges 1.65% ................................                  --         1.176                   --
    Separate Account Charges 1.70% ................................                  --         1.175                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.222                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.551                   --
    Separate Account Charges 1.85% ................................                  --         1.172                   --
    Separate Account Charges 1.95% ................................                  --         1.171                   --
    Separate Account Charges 2.00% (B) ............................               9,123         1.217               11,103
    Separate Account Charges 2.05% ................................                  --         1.169                   --
    Separate Account Charges 2.10% ................................                  --         1.168                   --
    Separate Account Charges 2.15% ................................                  --         1.088                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.212                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.166                   --
    Separate Account Charges 2.35% ................................                  --         1.087                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.163                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% ................................               6,516         1.513                9,862
    Separate Account Charges 1.55% ................................              49,369         1.330               65,643
    Separate Account Charges 1.60% (B) ............................              50,521         1.508               76,202
    Separate Account Charges 1.65% ................................              42,276         1.328               56,135
    Separate Account Charges 1.70% ................................                  --         1.327                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.503                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.503                   --
    Separate Account Charges 1.85% ................................                  --         1.324                   --
    Separate Account Charges 1.95% ................................              26,720         1.322               35,332
    Separate Account Charges 2.00% (B) ............................                  --         1.498                   --
    Separate Account Charges 2.05% ................................              55,847         1.320               73,743
    Separate Account Charges 2.10% ................................                  --         1.320                   --
    Separate Account Charges 2.15% ................................                  --         1.127                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.493                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.317                   --
    Separate Account Charges 2.35% ................................                  --         1.126                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.314                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% ................................              84,102         1.382              116,265
    Separate Account Charges 1.55% ................................             110,727         1.267              140,345
    Separate Account Charges 1.60% (B) ............................             334,959         1.378              461,514
    Separate Account Charges 1.65% ................................              75,347         1.266               95,369
    Separate Account Charges 1.70% ................................                  --         1.265                   --
    Separate Account Charges 1.80% (A) ............................              10,594         1.373               14,548
    Separate Account Charges 1.80% (B) ............................                  --         1.373                   --
    Separate Account Charges 1.85% ................................              75,180         1.262               94,893
    Separate Account Charges 1.95% ................................             446,478         1.260              562,766
    Separate Account Charges 2.00% (B) ............................               7,792         1.369               10,664

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Growth and Income Portfolio (continued)
    Separate Account Charges 2.05% ................................             215,528      $  1.259         $    271,288
    Separate Account Charges 2.10% ................................                  --         1.258                   --
    Separate Account Charges 2.15% ................................                  --         1.101                   --
    Separate Account Charges 2.20% (B) ............................               3,941         1.364                5,376
    Separate Account Charges 2.25% (B) ............................              29,192         1.255               36,642
    Separate Account Charges 2.35% ................................                  --         1.100                   --
    Separate Account Charges 2.40% (B) ............................              11,557         1.253               14,477
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% ................................              41,464         1.541               63,888
    Separate Account Charges 1.55% ................................             156,682         1.415              221,645
    Separate Account Charges 1.60% (B) ............................             209,638         1.536              321,938
    Separate Account Charges 1.65% ................................             220,095         1.413              310,916
    Separate Account Charges 1.70% ................................                  --         1.412                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.531                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.531                   --
    Separate Account Charges 1.85% ................................              70,760         1.409               99,683
    Separate Account Charges 1.95% ................................             290,836         1.407              409,143
    Separate Account Charges 2.00% (B) ............................              12,377         1.525               18,881
    Separate Account Charges 2.05% ................................             195,242         1.405              274,283
    Separate Account Charges 2.10% ................................               6,909         1.404                9,700
    Separate Account Charges 2.15% ................................                  --         1.162                   --
    Separate Account Charges 2.20% (B) ............................              11,391         1.520               17,319
    Separate Account Charges 2.25% (B) ............................              77,858         1.401              109,074
    Separate Account Charges 2.35% ................................                  --         1.161                   --
    Separate Account Charges 2.40% (B) ............................               8,818         1.398               12,328

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% ................................              54,657         1.210               66,134
    Separate Account Charges 1.55% ................................                  --         1.208                   --
    Separate Account Charges 1.60% (B) ............................               9,574         1.207               11,559
    Separate Account Charges 1.65% ................................                  --         1.207                   --
    Separate Account Charges 1.70% ................................                  --         1.206                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.205                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.205                   --
    Separate Account Charges 1.85% ................................              11,520         1.204               13,869
    Separate Account Charges 1.95% ................................              15,726         1.203               18,912
    Separate Account Charges 2.00% (B) ............................                  --         1.202                   --
    Separate Account Charges 2.05% ................................                  --         1.201                   --
    Separate Account Charges 2.10% ................................                  --         1.201                   --
    Separate Account Charges 2.15% ................................                  --         1.118                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.199                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.199                   --
    Separate Account Charges 2.35% ................................                  --         1.117                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.197                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.40% ................................              11,133      $  1.208         $     13,451
    Separate Account Charges 1.55% ................................              22,440         1.206               27,067
    Separate Account Charges 1.60% (B) ............................               9,828         1.205               11,848
    Separate Account Charges 1.65% ................................                  --         1.205                   --
    Separate Account Charges 1.70% ................................                  --         1.204                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.203                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.203                   --
    Separate Account Charges 1.85% ................................                  --         1.202                   --
    Separate Account Charges 1.95% ................................               4,348         1.201                5,221
    Separate Account Charges 2.00% (B) ............................                  --         1.200                   --
    Separate Account Charges 2.05% ................................               2,234         1.199                2,679
    Separate Account Charges 2.10% ................................                  --         1.199                   --
    Separate Account Charges 2.15% ................................                  --         1.121                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.197                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.197                   --
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................               4,895         1.195                5,848

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% ................................               2,000         1.074                2,147
    Separate Account Charges 1.55% ................................                  --         1.073                   --
    Separate Account Charges 1.60% (B) ............................                  --         1.072                   --
    Separate Account Charges 1.65% ................................                  --         1.072                   --
    Separate Account Charges 1.70% ................................                  --         1.072                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.071                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.071                   --
    Separate Account Charges 1.85% ................................                  --         1.071                   --
    Separate Account Charges 1.95% ................................                  --         1.070                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.070                   --
    Separate Account Charges 2.05% ................................                  --         1.069                   --
    Separate Account Charges 2.10% ................................                  --         1.069                   --
    Separate Account Charges 2.15% ................................                  --         1.064                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.068                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.068                   --
    Separate Account Charges 2.35% ................................                  --         1.063                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.067                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ................................             235,306         1.125              264,833
    Separate Account Charges 1.55% ................................              71,606         1.124               80,479
    Separate Account Charges 1.60% (B) ............................             195,829         1.122              219,664
    Separate Account Charges 1.65% ................................             152,537         1.122              171,198
    Separate Account Charges 1.70% ................................                  --         1.121                   --
    Separate Account Charges 1.80% (A) ............................              49,209         1.118               55,014
    Separate Account Charges 1.80% (B) ............................                  --         1.118                   --
    Separate Account Charges 1.85% ................................              96,680         1.119              108,206
    Separate Account Charges 1.95% ................................             356,400         1.118              398,335
    Separate Account Charges 2.00% (B) ............................                  --         1.114                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.05% ................................             321,614      $  1.116         $    358,956
    Separate Account Charges 2.10% ................................              15,726         1.115               17,540
    Separate Account Charges 2.15% ................................              14,137         1.069               15,109
    Separate Account Charges 2.20% (B) ............................             237,615         1.110              263,875
    Separate Account Charges 2.25% (B) ............................              49,935         1.113               55,578
    Separate Account Charges 2.35% ................................              39,655         1.067               42,335
    Separate Account Charges 2.40% (B) ............................              83,837         1.111               93,116
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ................................           6,033,660         1.213            7,320,280
    Separate Account Charges 1.55% ................................             490,262         1.060              519,850
    Separate Account Charges 1.60% (B) ............................           4,955,922         1.204            5,968,806
    Separate Account Charges 1.65% ................................             184,224         1.059              195,068
    Separate Account Charges 1.70% ................................                  --         1.058                   --
    Separate Account Charges 1.80% (A) ............................             318,280         1.075              342,323
    Separate Account Charges 1.80% (B) ............................                  --         1.195                   --
    Separate Account Charges 1.85% ................................              44,977         1.056               47,492
    Separate Account Charges 1.95% ................................             743,362         1.054              783,837
    Separate Account Charges 2.00% (B) ............................              46,736         1.071               50,062
    Separate Account Charges 2.05% ................................             692,716         1.053              729,420
    Separate Account Charges 2.10% ................................                  --         1.052                   --
    Separate Account Charges 2.15% ................................              19,840         1.045               20,745
    Separate Account Charges 2.20% (B) ............................               1,618         1.067                1,726
    Separate Account Charges 2.25% (B) ............................             137,058         1.050              143,916
    Separate Account Charges 2.35% ................................                  --         1.044                   --
    Separate Account Charges 2.40% (B) ............................              41,318         1.048               43,296

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% ................................             303,680         0.773              234,634
    Separate Account Charges 1.55% ................................                  --         1.195                   --
    Separate Account Charges 1.60% (B) ............................              80,301         0.767               61,589
    Separate Account Charges 1.65% ................................                  --         1.193                   --
    Separate Account Charges 1.70% ................................                  --         1.193                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.313                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.761                   --
    Separate Account Charges 1.85% ................................                  --         1.190                   --
    Separate Account Charges 1.95% ................................                  --         1.189                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.307                   --
    Separate Account Charges 2.05% ................................                  --         1.187                   --
    Separate Account Charges 2.10% ................................                  --         1.186                   --
    Separate Account Charges 2.15% ................................                  --         1.068                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.302                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.184                   --
    Separate Account Charges 2.35% ................................                  --         1.067                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.181                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ................................             177,297      $  1.011         $    179,187
    Separate Account Charges 1.55% ................................              23,608         1.353               31,946
    Separate Account Charges 1.60% (B) ............................             357,361         1.003              358,542
    Separate Account Charges 1.65% ................................                  --         1.351                   --
    Separate Account Charges 1.70% ................................                  --         1.350                   --
    Separate Account Charges 1.80% (A) ............................              26,008         1.433               37,260
    Separate Account Charges 1.80% (B) ............................                  --         0.996                   --
    Separate Account Charges 1.85% ................................                  --         1.348                   --
    Separate Account Charges 1.95% ................................                  --         1.346                   --
    Separate Account Charges 2.00% (B) ............................               8,851         1.427               12,628
    Separate Account Charges 2.05% ................................                  --         1.344                   --
    Separate Account Charges 2.10% ................................                  --         1.343                   --
    Separate Account Charges 2.15% ................................                  --         1.160                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.421                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.340                   --
    Separate Account Charges 2.35% ................................                  --         1.159                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.337                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ................................           1,251,914         1.611            2,017,143
    Separate Account Charges 1.55% ................................              42,778         1.540               65,857
    Separate Account Charges 1.60% (B) ............................           1,112,404         1.599            1,779,249
    Separate Account Charges 1.65% ................................              31,452         1.537               48,354
    Separate Account Charges 1.70% ................................                  --         1.536                   --
    Separate Account Charges 1.80% (A) ............................               8,773         1.780               15,614
    Separate Account Charges 1.80% (B) ............................               7,671         1.588               12,181
    Separate Account Charges 1.85% ................................             236,179         1.533              362,092
    Separate Account Charges 1.95% ................................              37,994         1.531               58,168
    Separate Account Charges 2.00% (B) ............................              10,791         1.773               19,129
    Separate Account Charges 2.05% ................................              26,473         1.529               40,474
    Separate Account Charges 2.10% ................................               4,239         1.528                6,476
    Separate Account Charges 2.15% ................................                  --         1.194                   --
    Separate Account Charges 2.20% (B) ............................               9,211         1.765               16,262
    Separate Account Charges 2.25% (B) ............................             166,501         1.525              253,851
    Separate Account Charges 2.35% ................................                  --         1.193                   --
    Separate Account Charges 2.40% (B) ............................               7,698         1.521               11,712

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% ................................           1,743,085         1.309            2,281,477
    Separate Account Charges 1.55% ................................             158,621         1.250              198,310
    Separate Account Charges 1.60% (B) ............................           2,990,949         1.296            3,874,839
    Separate Account Charges 1.65% ................................              72,054         1.248               89,958
    Separate Account Charges 1.70% ................................                  --         1.248                   --
    Separate Account Charges 1.80% (A) ............................              49,426         1.395               68,927
    Separate Account Charges 1.80% (B) ............................               9,087         1.286               11,684
    Separate Account Charges 1.85% ................................              11,919         1.245               14,839
    Separate Account Charges 1.95% ................................              49,432         1.243               61,459
    Separate Account Charges 2.00% (B) ............................              14,493         1.389               20,129
    Separate Account Charges 2.05% ................................              47,407         1.242               58,859
    Separate Account Charges 2.10% ................................                  --         1.241                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.058         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.383                   --
    Separate Account Charges 2.25% (B) ............................              10,751         1.238               13,311
    Separate Account Charges 2.35% ................................                  --         1.057                   --
    Separate Account Charges 2.40% (B) ............................              22,252         1.236               27,493
  Investors Fund - Class I
    Separate Account Charges 1.40% ................................           1,484,092         1.174            1,741,820
    Separate Account Charges 1.55% ................................                  --         1.249                   --
    Separate Account Charges 1.60% (B) ............................           1,681,872         1.162            1,953,899
    Separate Account Charges 1.65% ................................              19,843         1.247               24,751
    Separate Account Charges 1.70% ................................                  --         1.246                   --
    Separate Account Charges 1.80% (A) ............................              34,350         1.351               46,396
    Separate Account Charges 1.80% (B) ............................              10,000         1.153               11,530
    Separate Account Charges 1.85% ................................              17,949         1.244               22,326
    Separate Account Charges 1.95% ................................              16,315         1.242               20,265
    Separate Account Charges 2.00% (B) ............................              58,339         1.345               78,478
    Separate Account Charges 2.05% ................................                 866         1.240                1,074
    Separate Account Charges 2.10% ................................                  --         1.240                   --
    Separate Account Charges 2.15% ................................                  --         1.081                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.340                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.237                   --
    Separate Account Charges 2.35% ................................                  --         1.079                   --
    Separate Account Charges 2.40% (B) ............................               2,313         1.234                2,855
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% ................................              64,596         1.130               73,013
    Separate Account Charges 1.55% ................................                  --         1.153                   --
    Separate Account Charges 1.60% (B) ............................             612,352         1.124              688,451
    Separate Account Charges 1.65% ................................                  --         1.151                   --
    Separate Account Charges 1.70% ................................                  --         1.150                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.346                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.118                   --
    Separate Account Charges 1.85% ................................                  --         1.148                   --
    Separate Account Charges 1.95% ................................                  --         1.146                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.341                   --
    Separate Account Charges 2.05% ................................                  --         1.145                   --
    Separate Account Charges 2.10% ................................                  --         1.144                   --
    Separate Account Charges 2.15% ................................                  --         0.992                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.336                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.141                   --
    Separate Account Charges 2.35% ................................                  --         0.991                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.139                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% ................................             305,465         1.371              418,891
    Separate Account Charges 1.55% ................................              33,580         1.404               47,158
    Separate Account Charges 1.60% (B) ............................             887,896         1.357            1,205,085
    Separate Account Charges 1.65% ................................              31,281         1.402               43,868
    Separate Account Charges 1.70% ................................                  --         1.401                   --
    Separate Account Charges 1.80% (A) ............................               3,050         1.604                4,891
    Separate Account Charges 1.80% (B) ............................                  --         1.347                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.85% ................................              26,711      $  1.399         $     37,355
    Separate Account Charges 1.95% ................................              98,427         1.397              137,462
    Separate Account Charges 2.00% (B) ............................                  --         1.597                   --
    Separate Account Charges 2.05% ................................              25,125         1.395               35,040
    Separate Account Charges 2.10% ................................               4,623         1.394                6,443
    Separate Account Charges 2.15% ................................                  --         1.167                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.591                   --
    Separate Account Charges 2.25% (B) ............................             136,103         1.391              189,288
    Separate Account Charges 2.35% ................................                  --         1.166                   --
    Separate Account Charges 2.40% (B) ............................               2,658         1.388                3,689

Scudder Investment VIT Funds
  EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% ................................             208,529         1.069              222,947
    Separate Account Charges 1.55% ................................                  --         1.413                   --
    Separate Account Charges 1.60% (B) ............................              66,373         1.054               69,948
    Separate Account Charges 1.65% ................................                  --         1.411                   --
    Separate Account Charges 1.70% ................................                  --         1.410                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.526                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.419                   --
    Separate Account Charges 1.85% ................................                  --         1.407                   --
    Separate Account Charges 1.95% ................................                  --         1.405                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.519                   --
    Separate Account Charges 2.05% ................................                  --         1.403                   --
    Separate Account Charges 2.10% ................................                  --         1.403                   --
    Separate Account Charges 2.15% ................................                  --         1.158                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.513                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.400                   --
    Separate Account Charges 2.35% ................................                  --         1.157                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.397                   --
  Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% ................................             401,331         1.353              542,914
    Separate Account Charges 1.55% ................................                  --         1.402                   --
    Separate Account Charges 1.60% (B) ............................              98,688         1.333              131,582
    Separate Account Charges 1.65% ................................                  --         1.400                   --
    Separate Account Charges 1.70% ................................                  --         1.399                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.615                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.443                   --
    Separate Account Charges 1.85% ................................                  --         1.396                   --
    Separate Account Charges 1.95% ................................                  --         1.395                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.609                   --
    Separate Account Charges 2.05% ................................                  --         1.393                   --
    Separate Account Charges 2.10% ................................                  --         1.392                   --
    Separate Account Charges 2.15% ................................                  --         1.159                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.602                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.389                   --
    Separate Account Charges 2.35% ................................                  --         1.157                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.386                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.40% ................................              41,242      $  0.810         $     33,387
    Separate Account Charges 1.55% ................................                  --         1.123                   --
    Separate Account Charges 1.60% (B) ............................             103,041         0.804               82,803
    Separate Account Charges 1.65% ................................                 326         1.122                  366
    Separate Account Charges 1.70% ................................                  --         1.121                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.186                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.798                   --
    Separate Account Charges 1.85% ................................               7,191         1.119                8,045
    Separate Account Charges 1.95% ................................              39,294         1.117               43,897
    Separate Account Charges 2.00% (B) ............................                  --         1.181                   --
    Separate Account Charges 2.05% ................................              25,881         1.116               28,873
    Separate Account Charges 2.10% ................................                  --         1.115                   --
    Separate Account Charges 2.15% ................................                  --         1.017                   --
    Separate Account Charges 2.20% (B) ............................              27,403         1.176               32,236
    Separate Account Charges 2.25% (B) ............................                  --         1.113                   --
    Separate Account Charges 2.35% ................................                  --         1.016                   --
    Separate Account Charges 2.40% (B) ............................              83,269         1.110               92,442
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% ................................                  --         0.868                   --
    Separate Account Charges 1.55% ................................               5,559         1.168                6,496
    Separate Account Charges 1.60% (B) ............................             102,329         0.861               88,128
    Separate Account Charges 1.65% ................................               6,481         1.167                7,563
    Separate Account Charges 1.70% ................................                  --         1.166                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.279                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.855                   --
    Separate Account Charges 1.85% ................................              12,732         1.164               14,815
    Separate Account Charges 1.95% ................................              30,941         1.162               35,954
    Separate Account Charges 2.00% (B) ............................                  --         1.274                   --
    Separate Account Charges 2.05% ................................                  --         1.160                   --
    Separate Account Charges 2.10% ................................                  --         1.160                   --
    Separate Account Charges 2.15% ................................                  --         1.027                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.269                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.157                   --
    Separate Account Charges 2.35% ................................                  --         1.026                   --
    Separate Account Charges 2.40% (B) ............................             106,540         1.155              123,030

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% ................................             656,505         1.447              949,746
    Separate Account Charges 1.55% ................................             586,708         1.188              696,773
    Separate Account Charges 1.60% (B) ............................             870,667         1.440            1,253,914
    Separate Account Charges 1.65% ................................           1,197,888         1.186            1,420,625
    Separate Account Charges 1.70% ................................              34,697         1.185               41,121
    Separate Account Charges 1.80% (A) ............................             260,754         1.311              341,757
    Separate Account Charges 1.80% (B) ............................               7,468         1.434               10,707
    Separate Account Charges 1.85% ................................             141,272         1.183              167,076
    Separate Account Charges 1.95% ................................           1,697,679         1.181            2,004,996
    Separate Account Charges 2.00% (B) ............................             644,058         1.305              840,699
    Separate Account Charges 2.05% ................................           3,163,455         1.179            3,730,912
    Separate Account Charges 2.10% ................................                  --         1.179                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.040         $         --
    Separate Account Charges 2.20% (B) ............................              37,981         1.300               49,375
    Separate Account Charges 2.25% (B) ............................             378,406         1.176              445,047
    Separate Account Charges 2.35% ................................                  --         1.039                   --
    Separate Account Charges 2.40% (B) ............................             295,912         1.174              347,298
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% ................................             250,045         1.293              323,282
    Separate Account Charges 1.55% ................................             464,025         1.128              523,548
    Separate Account Charges 1.60% (B) ............................             159,012         1.287              204,665
    Separate Account Charges 1.65% ................................             566,801         1.127              638,618
    Separate Account Charges 1.70% ................................              35,338         1.126               39,788
    Separate Account Charges 1.80% (A) ............................             324,696         1.210              392,845
    Separate Account Charges 1.80% (B) ............................              12,104         1.281               15,509
    Separate Account Charges 1.85% ................................              29,159         1.124               32,763
    Separate Account Charges 1.95% ................................           2,221,710         1.122            2,492,802
    Separate Account Charges 2.00% (B) ............................              39,058         1.205               47,063
    Separate Account Charges 2.05% ................................           1,814,631         1.120            2,033,234
    Separate Account Charges 2.10% ................................                  --         1.120                   --
    Separate Account Charges 2.15% ................................              45,975         1.032               47,453
    Separate Account Charges 2.20% (B) ............................             214,184         1.200              257,033
    Separate Account Charges 2.25% (B) ............................             133,180         1.117              148,810
    Separate Account Charges 2.35% ................................                  --         1.031                   --
    Separate Account Charges 2.40% (B) ............................             477,801         1.115              532,761
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% ................................              55,373         1.515               83,899
    Separate Account Charges 1.55% ................................              47,901         1.240               59,405
    Separate Account Charges 1.60% (B) ............................             197,092         1.508              297,284
    Separate Account Charges 1.65% ................................             216,095         1.238              267,622
    Separate Account Charges 1.70% ................................                  --         1.238                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.347                   --
    Separate Account Charges 1.80% (B) ............................               3,656         1.502                5,490
    Separate Account Charges 1.85% ................................                  --         1.235                   --
    Separate Account Charges 1.95% ................................             441,646         1.233              544,681
    Separate Account Charges 2.00% (B) ............................              29,286         1.341               39,286
    Separate Account Charges 2.05% ................................             559,469         1.232              689,035
    Separate Account Charges 2.10% ................................                  --         1.231                   --
    Separate Account Charges 2.15% ................................                  --         1.068                   --
    Separate Account Charges 2.20% (B) ............................              11,257         1.336               15,038
    Separate Account Charges 2.25% (B) ............................              68,379         1.228               83,982
    Separate Account Charges 2.35% ................................              80,235         1.067               85,575
    Separate Account Charges 2.40% (B) ............................             242,113         1.226              296,741
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% ................................               4,270         1.432                6,114
    Separate Account Charges 1.55% ................................              84,154         1.182               99,471
    Separate Account Charges 1.60% (B) ............................             368,697         1.425              525,537
    Separate Account Charges 1.65% ................................              53,951         1.180               63,682
    Separate Account Charges 1.70% ................................                  --         1.180                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.277                   --
    Separate Account Charges 1.80% (B) ............................               3,767         1.419                5,346

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value (continued)
    Separate Account Charges 1.85% ................................                  --      $  1.177         $         --
    Separate Account Charges 1.95% ................................             171,003         1.175              201,009
    Separate Account Charges 2.00% (B) ............................              25,985         1.272               33,058
    Separate Account Charges 2.05% ................................              70,565         1.174               82,831
    Separate Account Charges 2.10% ................................                  --         1.173                   --
    Separate Account Charges 2.15% ................................                  --         1.034                   --
    Separate Account Charges 2.20% (B) ............................              11,665         1.267               14,780
    Separate Account Charges 2.25% (B) ............................               7,528         1.171                8,812
    Separate Account Charges 2.35% ................................              41,105         1.033               42,454
    Separate Account Charges 2.40% (B) ............................                  --         1.168                   --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ................................           1,104,384         1.203            1,328,488
    Separate Account Charges 1.55% ................................                  --         1.157                   --
    Separate Account Charges 1.60% (B) ............................             789,762         1.192              941,209
    Separate Account Charges 1.65% ................................                  --         1.155                   --
    Separate Account Charges 1.70% ................................                  --         1.155                   --
    Separate Account Charges 1.80% (A) ............................               3,172         1.289                4,089
    Separate Account Charges 1.80% (B) ............................                  --         1.183                   --
    Separate Account Charges 1.85% ................................                  --         1.152                   --
    Separate Account Charges 1.95% ................................                  --         1.151                   --
    Separate Account Charges 2.00% (B) ............................               8,331         1.284               10,696
    Separate Account Charges 2.05% ................................                  --         1.149                   --
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         1.043                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.278                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.146                   --
    Separate Account Charges 2.35% ................................                  --         1.042                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.144                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% ................................             520,514         1.268              660,127
    Separate Account Charges 1.55% ................................                  --         1.347                   --
    Separate Account Charges 1.60% (B) ............................             429,800         1.256              540,013
    Separate Account Charges 1.65% ................................                  --         1.345                   --
    Separate Account Charges 1.70% ................................                  --         1.344                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.468                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.247                   --
    Separate Account Charges 1.85% ................................                  --         1.341                   --
    Separate Account Charges 1.95% ................................                  --         1.339                   --
    Separate Account Charges 2.00% (B) ............................               8,768         1.462               12,820
    Separate Account Charges 2.05% ................................                  --         1.337                   --
    Separate Account Charges 2.10% ................................                  --         1.336                   --
    Separate Account Charges 2.15% ................................                  --         1.120                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.456                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.334                   --
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.331                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Equity Income Portfolio
    Separate Account Charges 1.40% ................................           3,118,779      $  1.240          $ 3,868,561
    Separate Account Charges 1.55% ................................              65,694         1.228               80,650
    Separate Account Charges 1.60% (B) ............................           2,624,443         1.228            3,221,916
    Separate Account Charges 1.65% ................................              60,231         1.226               73,841
    Separate Account Charges 1.70% ................................                  --         1.225                   --
    Separate Account Charges 1.80% (A) ............................              61,375         1.333               81,788
    Separate Account Charges 1.80% (B) ............................                  --         1.218                   --
    Separate Account Charges 1.85% ................................              33,990         1.223               41,555
    Separate Account Charges 1.95% ................................             333,437         1.221              407,085
    Separate Account Charges 2.00% (B) ............................               8,460         1.327               11,228
    Separate Account Charges 2.05% ................................              63,101         1.219               76,931
    Separate Account Charges 2.10% ................................                  --         1.218                   --
    Separate Account Charges 2.15% ................................                  --         1.103                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.322                   --
    Separate Account Charges 2.25% (B) ............................               3,811         1.216                4,634
    Separate Account Charges 2.35% ................................                  --         1.102                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.213                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% ................................           1,384,768         1.263            1,749,471
    Separate Account Charges 1.55% ................................                  --         1.188                   --
    Separate Account Charges 1.60% (B) ............................             789,332         1.252              987,954
    Separate Account Charges 1.65% ................................                  --         1.186                   --
    Separate Account Charges 1.70% ................................                  --         1.185                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.308                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.242                   --
    Separate Account Charges 1.85% ................................                  --         1.183                   --
    Separate Account Charges 1.95% ................................                  --         1.181                   --
    Separate Account Charges 2.00% (B) ............................               8,509         1.303               11,083
    Separate Account Charges 2.05% ................................                  --         1.180                   --
    Separate Account Charges 2.10% ................................                  --         1.179                   --
    Separate Account Charges 2.15% ................................                  --         1.079                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.297                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.176                   --
    Separate Account Charges 2.35% ................................                  --         1.078                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.174                   --
  Federated Stock Portfolio
    Separate Account Charges 1.40% ................................             322,323         1.145              368,907
    Separate Account Charges 1.55% ................................                  --         1.250                   --
    Separate Account Charges 1.60% (B) ............................             314,443         1.134              356,546
    Separate Account Charges 1.65% ................................                  --         1.248                   --
    Separate Account Charges 1.70% ................................                  --         1.248                   --
    Separate Account Charges 1.80% (A) ............................               6,517         1.331                8,671
    Separate Account Charges 1.80% (B) ............................                  --         1.125                   --
    Separate Account Charges 1.85% ................................                  --         1.245                   --
    Separate Account Charges 1.95% ................................                  --         1.243                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.325                   --
    Separate Account Charges 2.05% ................................                  --         1.241                   --
    Separate Account Charges 2.10% ................................                  --         1.241                   --
    Separate Account Charges 2.15% ................................                  --         1.081                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.320                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.238         $         --
    Separate Account Charges 2.35% ................................                  --         1.079                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.235                   --
  Large Cap Portfolio
    Separate Account Charges 1.40% ................................             335,600         0.761              255,309
    Separate Account Charges 1.55% ................................              42,333         1.181               49,979
    Separate Account Charges 1.60% (B) ............................           1,300,341         0.753              979,090
    Separate Account Charges 1.65% ................................               9,902         1.179               11,675
    Separate Account Charges 1.70% ................................                  --         1.178                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.238                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.747                   --
    Separate Account Charges 1.85% ................................                  --         1.176                   --
    Separate Account Charges 1.95% ................................               3,595         1.174                4,221
    Separate Account Charges 2.00% (B) ............................               4,359         1.233                5,375
    Separate Account Charges 2.05% ................................              14,345         1.172               16,818
    Separate Account Charges 2.10% ................................                  --         1.172                   --
    Separate Account Charges 2.15% ................................                  --         1.050                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.228                   --
    Separate Account Charges 2.25% (B) ............................               1,358         1.169                1,588
    Separate Account Charges 2.35% ................................                  --         1.048                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.167                   --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% ................................             422,641         0.853              360,353
    Separate Account Charges 1.55% ................................              18,552         1.323               24,545
    Separate Account Charges 1.60% (B) ............................             468,938         0.845              396,111
    Separate Account Charges 1.65% ................................             109,099         1.321              144,144
    Separate Account Charges 1.70% ................................                  --         1.320                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.438                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.838                   --
    Separate Account Charges 1.85% ................................              23,515         1.318               30,983
    Separate Account Charges 1.95% ................................              73,721         1.316               96,998
    Separate Account Charges 2.00% (B) ............................                  --         1.432                   --
    Separate Account Charges 2.05% ................................             113,964         1.314              149,737
    Separate Account Charges 2.10% ................................                  --         1.313                   --
    Separate Account Charges 2.15% ................................                  --         1.146                   --
    Separate Account Charges 2.20% (B) ............................              24,269         1.426               34,611
    Separate Account Charges 2.25% (B) ............................              25,098         1.310               32,884
    Separate Account Charges 2.35% ................................                  --         1.145                   --
    Separate Account Charges 2.40% (B) ............................              30,740         1.308               40,193
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ................................             357,722         0.815              291,379
    Separate Account Charges 1.55% ................................                  --         1.246                   --
    Separate Account Charges 1.60% (B) ............................             387,974         0.806              312,779
    Separate Account Charges 1.65% ................................                  --         1.244                   --
    Separate Account Charges 1.70% ................................                  --         1.243                   --
    Separate Account Charges 1.80% (A) ............................              14,325         1.318               18,884
    Separate Account Charges 1.80% (B) ............................                  --         0.800                   --
    Separate Account Charges 1.85% ................................                  --         1.241                   --
    Separate Account Charges 1.95% ................................             177,695         1.239              220,155
    Separate Account Charges 2.00% (B) ............................                  --         1.313                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2.05% ................................              10,421      $  1.237         $     12,893
    Separate Account Charges 2.10% ................................                  --         1.236                   --
    Separate Account Charges 2.15% ................................                  --         1.125                   --
    Separate Account Charges 2.20% (B) ............................               8,261         1.308               10,803
    Separate Account Charges 2.25% (B) ............................                  --         1.234                   --
    Separate Account Charges 2.35% ................................                  --         1.124                   --
    Separate Account Charges 2.40% (B) ............................              18,019         1.231               22,186
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% ................................             618,384         0.652              403,022
    Separate Account Charges 1.55% ................................              35,943         1.230               44,194
    Separate Account Charges 1.60% (B) ............................             636,067         0.645              410,301
    Separate Account Charges 1.65% ................................              19,369         1.228               23,783
    Separate Account Charges 1.70% ................................                  --         1.227                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.364                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.640                   --
    Separate Account Charges 1.85% ................................                  --         1.224                   --
    Separate Account Charges 1.95% ................................                 585         1.223                  715
    Separate Account Charges 2.00% (B) ............................               4,075         1.358                5,535
    Separate Account Charges 2.05% ................................              18,394         1.221               22,460
    Separate Account Charges 2.10% ................................                  --         1.220                   --
    Separate Account Charges 2.15% ................................                  --         1.083                   --
    Separate Account Charges 2.20% (B) ............................               7,169         1.353                9,698
    Separate Account Charges 2.25% (B) ............................                  --         1.218                   --
    Separate Account Charges 2.35% ................................                  --         1.082                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.215                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ................................             853,578         0.566              482,905
    Separate Account Charges 1.55% ................................                  --         1.274                   --
    Separate Account Charges 1.60% (B) ............................           1,648,468         0.560              923,901
    Separate Account Charges 1.65% ................................                  --         1.272                   --
    Separate Account Charges 1.70% ................................                  --         1.272                   --
    Separate Account Charges 1.80% (A) ............................              37,155         1.469               54,596
    Separate Account Charges 1.80% (B) ............................                  --         0.556                   --
    Separate Account Charges 1.85% ................................                  --         1.269                   --
    Separate Account Charges 1.95% ................................                  --         1.267                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.463                   --
    Separate Account Charges 2.05% ................................                  --         1.265                   --
    Separate Account Charges 2.10% ................................                  --         1.264                   --
    Separate Account Charges 2.15% ................................                  --         1.075                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.457                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.262                   --
    Separate Account Charges 2.35% ................................                  --         1.073                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.259                   --
  MFS Value Portfolio
    Separate Account Charges 1.40% ................................              25,036         1.122               28,094
    Separate Account Charges 1.55% ................................               5,479         1.121                6,142
    Separate Account Charges 1.60% (B) ............................               6,859         1.121                7,686
    Separate Account Charges 1.65% ................................                  --         1.120                   --
    Separate Account Charges 1.70% ................................                  --         1.120                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.119                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio (continued)
    Separate Account Charges 1.80% (B) ............................                  --      $  1.119         $         --
    Separate Account Charges 1.85% ................................              54,680         1.119               61,177
    Separate Account Charges 1.95% ................................               2,901         1.118                3,244
    Separate Account Charges 2.00% (B) ............................                  --         1.118                   --
    Separate Account Charges 2.05% ................................             116,014         1.117              129,625
    Separate Account Charges 2.10% ................................                  --         1.117                   --
    Separate Account Charges 2.15% ................................                  --         1.127                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.116                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.116                   --
    Separate Account Charges 2.35% ................................                  --         1.126                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.115                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% ................................                  --         1.334                   --
    Separate Account Charges 1.55% ................................              13,934         1.236               17,218
    Separate Account Charges 1.60% (B) ............................               6,826         1.329                9,072
    Separate Account Charges 1.65% ................................              24,600         1.234               30,355
    Separate Account Charges 1.70% ................................                  --         1.233                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.325                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.325                   --
    Separate Account Charges 1.85% ................................              12,985         1.231               15,978
    Separate Account Charges 1.95% ................................              25,906         1.229               31,834
    Separate Account Charges 2.00% (B) ............................                  --         1.320                   --
    Separate Account Charges 2.05% ................................              90,074         1.227              110,529
    Separate Account Charges 2.10% ................................                  --         1.226                   --
    Separate Account Charges 2.15% ................................                  --         1.094                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.316                   --
    Separate Account Charges 2.25% (B) ............................              59,488         1.224               72,796
    Separate Account Charges 2.35% ................................                  --         1.093                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.221                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.40% ................................              23,686         1.083               25,654
    Separate Account Charges 1.55% ................................                  --         1.082                   --
    Separate Account Charges 1.60% (B) ............................                  --         1.082                   --
    Separate Account Charges 1.65% ................................                  --         1.081                   --
    Separate Account Charges 1.70% ................................                  --         1.081                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.080                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.080                   --
    Separate Account Charges 1.85% ................................                  --         1.080                   --
    Separate Account Charges 1.95% ................................                  --         1.079                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.079                   --
    Separate Account Charges 2.05% ................................                  --         1.078                   --
    Separate Account Charges 2.10% ................................                  --         1.078                   --
    Separate Account Charges 2.15% ................................                  --         1.077                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.077                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.077                   --
    Separate Account Charges 2.35% ................................                  --         1.075                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.076                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% ................................           3,062,300      $  1.243          $ 3,805,166
    Separate Account Charges 1.55% ................................                  --         1.044                   --
    Separate Account Charges 1.60% (B) ............................           1,390,622         1.231            1,711,893
    Separate Account Charges 1.65% ................................                  --         1.042                   --
    Separate Account Charges 1.70% ................................                  --         1.042                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.081                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.222                   --
    Separate Account Charges 1.85% ................................                  --         1.039                   --
    Separate Account Charges 1.95% ................................                  --         1.038                   --
    Separate Account Charges 2.00% (B) ............................               3,363         1.077                3,620
    Separate Account Charges 2.05% ................................                  --         1.037                   --
    Separate Account Charges 2.10% ................................                  --         1.036                   --
    Separate Account Charges 2.15% ................................                  --         1.033                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.034                   --
    Separate Account Charges 2.35% ................................                  --         1.032                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.031                   --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.40% ................................              64,098         1.052               67,454
    Separate Account Charges 1.55% ................................                  --         1.051                   --
    Separate Account Charges 1.60% (B) ............................              22,342         1.051               23,480
    Separate Account Charges 1.65% ................................                  --         1.051                   --
    Separate Account Charges 1.70% ................................                  --         1.050                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.050                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.050                   --
    Separate Account Charges 1.85% ................................                  --         1.049                   --
    Separate Account Charges 1.95% ................................                  --         1.049                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.048                   --
    Separate Account Charges 2.05% ................................                  --         1.048                   --
    Separate Account Charges 2.10% ................................                  --         1.047                   --
    Separate Account Charges 2.15% ................................                  --         1.074                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.047                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.046                   --
    Separate Account Charges 2.35% ................................                  --         1.072                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.045                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% ................................             463,101         0.869              402,203
    Separate Account Charges 1.55% ................................              41,500         1.194               49,564
    Separate Account Charges 1.60% (B) ............................             914,754         0.862              788,670
    Separate Account Charges 1.65% ................................                  --         1.193                   --
    Separate Account Charges 1.70% ................................                  --         1.192                   --
    Separate Account Charges 1.80% (A) ............................              12,264         1.285               15,755
    Separate Account Charges 1.80% (B) ............................                  --         0.856                   --
    Separate Account Charges 1.85% ................................                  --         1.189                   --
    Separate Account Charges 1.95% ................................             194,994         1.188              231,596
    Separate Account Charges 2.00% (B) ............................               8,383         1.279               10,725
    Separate Account Charges 2.05% ................................              11,931         1.186               14,151
    Separate Account Charges 2.10% ................................                  --         1.185                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  AIM Capital Appreciation Portfolio (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.056         $         --
    Separate Account Charges 2.20% (B) ............................              19,700         1.274               25,101
    Separate Account Charges 2.25% (B) ............................              23,085         1.183               27,304
    Separate Account Charges 2.35% ................................                  --         1.055                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.180                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ................................           5,170,815         1.342            6,939,344
    Separate Account Charges 1.55% ................................             178,242         1.186              211,427
    Separate Account Charges 1.60% (B) ............................           5,040,155         1.328            6,694,526
    Separate Account Charges 1.65% ................................             545,728         1.185              646,430
    Separate Account Charges 1.70% ................................                  --         1.184                   --
    Separate Account Charges 1.80% (A) ............................             387,714         1.235              478,926
    Separate Account Charges 1.80% (B) ............................              39,320         1.318               51,834
    Separate Account Charges 1.85% ................................             168,861         1.181              199,467
    Separate Account Charges 1.95% ................................             786,907         1.180              928,242
    Separate Account Charges 2.00% (B) ............................             121,385         1.230              149,332
    Separate Account Charges 2.05% ................................             984,342         1.178            1,159,524
    Separate Account Charges 2.10% ................................                  --         1.177                   --
    Separate Account Charges 2.15% ................................                  --         1.097                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.225                   --
    Separate Account Charges 2.25% (B) ............................             495,761         1.175              582,372
    Separate Account Charges 2.35% ................................                  --         1.096                   --
    Separate Account Charges 2.40% (B) ............................              29,486         1.172               34,566
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% ................................             377,848         1.373              518,792
    Separate Account Charges 1.55% ................................              39,846         1.181               47,057
    Separate Account Charges 1.60% (B) ............................             230,725         1.360              313,846
    Separate Account Charges 1.65% ................................             117,524         1.179              138,600
    Separate Account Charges 1.70% ................................                  --         1.179                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.290                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.350                   --
    Separate Account Charges 1.85% ................................                  --         1.176                   --
    Separate Account Charges 1.95% ................................             159,051         1.174              186,795
    Separate Account Charges 2.00% (B) ............................                  --         1.285                   --
    Separate Account Charges 2.05% ................................             288,907         1.173              338,832
    Separate Account Charges 2.10% ................................                  --         1.172                   --
    Separate Account Charges 2.15% ................................               5,334         1.105                5,894
    Separate Account Charges 2.20% (B) ............................                  --         1.280                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.170                   --
    Separate Account Charges 2.35% ................................                  --         1.104                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.167                   --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................              55,729         0.997               55,558
    Separate Account Charges 1.55% ................................             274,938         0.995              273,568
    Separate Account Charges 1.60% (B) ............................              10,964         0.994               10,901
    Separate Account Charges 1.65% ................................             116,253         0.994              115,517
    Separate Account Charges 1.70% ................................                  --         0.993                   --
    Separate Account Charges 1.80% (A) ............................                  --         0.992                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.992                   --
    Separate Account Charges 1.85% ................................                  --         0.991                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 1.95% ................................              29,057      $  0.990         $     28,762
    Separate Account Charges 2.00% (B) ............................                  --         0.989                   --
    Separate Account Charges 2.05% ................................              41,912         0.989               41,433
    Separate Account Charges 2.10% ................................               4,396         0.988                4,343
    Separate Account Charges 2.15% ................................                  --         0.999                   --
    Separate Account Charges 2.20% (B) ............................               6,036         0.987                5,956
    Separate Account Charges 2.25% (B) ............................                  --         0.986                   --
    Separate Account Charges 2.35% ................................                  --         0.998                   --
    Separate Account Charges 2.40% (B) ............................                  --         0.984                   --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ................................           1,428,437         1.247            1,781,742
    Separate Account Charges 1.55% ................................             420,598         1.232              518,234
    Separate Account Charges 1.60% (B) ............................           3,002,324         1.234            3,706,376
    Separate Account Charges 1.65% ................................             414,907         1.230              510,515
    Separate Account Charges 1.70% ................................                  --         1.230                   --
    Separate Account Charges 1.80% (A) ............................              44,785         1.357               60,758
    Separate Account Charges 1.80% (B) ............................              15,643         1.225               19,167
    Separate Account Charges 1.85% ................................             243,568         1.227              298,860
    Separate Account Charges 1.95% ................................             420,028         1.225              514,663
    Separate Account Charges 2.00% (B) ............................             159,343         1.351              215,293
    Separate Account Charges 2.05% ................................             771,612         1.224              944,155
    Separate Account Charges 2.10% ................................                  --         1.223                   --
    Separate Account Charges 2.15% ................................                  --         1.067                   --
    Separate Account Charges 2.20% (B) ............................              20,208         1.346               27,192
    Separate Account Charges 2.25% (B) ............................             206,081         1.220              251,465
    Separate Account Charges 2.35% ................................                  --         1.066                   --
    Separate Account Charges 2.40% (B) ............................              13,283         1.218               16,174
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% ................................             716,220         1.141              817,369
    Separate Account Charges 1.55% ................................             138,502         1.200              166,220
    Separate Account Charges 1.60% (B) ............................             805,157         1.130              909,501
    Separate Account Charges 1.65% ................................             139,420         1.198              167,090
    Separate Account Charges 1.70% ................................                  --         1.198                   --
    Separate Account Charges 1.80% (A) ............................              82,764         1.369              113,282
    Separate Account Charges 1.80% (B) ............................                  --         1.121                   --
    Separate Account Charges 1.85% ................................              22,846         1.195               27,304
    Separate Account Charges 1.95% ................................             369,138         1.193              440,560
    Separate Account Charges 2.00% (B) ............................             111,285         1.363              151,700
    Separate Account Charges 2.05% ................................             348,505         1.192              415,356
    Separate Account Charges 2.10% ................................                  --         1.191                   --
    Separate Account Charges 2.15% ................................                  --         1.086                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.358                   --
    Separate Account Charges 2.25% (B) ............................              39,979         1.189               47,516
    Separate Account Charges 2.35% ................................                  --         1.085                   --
    Separate Account Charges 2.40% (B) ............................              11,352         1.186               13,464

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% ................................             242,158      $  0.671         $    162,541
    Separate Account Charges 1.55% ................................                  --         1.365                   --
    Separate Account Charges 1.60% (B) ............................             225,899         0.664              150,081
    Separate Account Charges 1.65% ................................                  --         1.363                   --
    Separate Account Charges 1.70% ................................                  --         1.362                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.429                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.659                   --
    Separate Account Charges 1.85% ................................                  --         1.359                   --
    Separate Account Charges 1.95% ................................                  --         1.357                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.423                   --
    Separate Account Charges 2.05% ................................                  --         1.355                   --
    Separate Account Charges 2.10% ................................                  --         1.354                   --
    Separate Account Charges 2.15% ................................                  --         1.157                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.417                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.352                   --
    Separate Account Charges 2.35% ................................                  --         1.155                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.349                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% ................................             448,566         1.018              456,614
    Separate Account Charges 1.55% ................................                  --         1.252                   --
    Separate Account Charges 1.60% (B) ............................             712,168         1.007              717,501
    Separate Account Charges 1.65% ................................                  --         1.250                   --
    Separate Account Charges 1.70% ................................                  --         1.249                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.320                   --
    Separate Account Charges 1.80% (B) ............................              26,558         1.000               26,556
    Separate Account Charges 1.85% ................................                  --         1.247                   --
    Separate Account Charges 1.95% ................................                  --         1.245                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.314                   --
    Separate Account Charges 2.05% ................................                  --         1.243                   --
    Separate Account Charges 2.10% ................................                  --         1.242                   --
    Separate Account Charges 2.15% ................................                  --         1.082                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.309                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.240                   --
    Separate Account Charges 2.35% ................................                  --         1.081                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.237                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ................................             595,960         0.922              549,215
    Separate Account Charges 1.55% ................................             183,541         1.157              212,378
    Separate Account Charges 1.60% (B) ............................           2,124,750         0.912            1,938,017
    Separate Account Charges 1.65% ................................              62,721         1.156               72,475
    Separate Account Charges 1.70% ................................                  --         1.155                   --
    Separate Account Charges 1.80% (A) ............................              54,671         1.352               73,897
    Separate Account Charges 1.80% (B) ............................              21,387         0.905               19,361
    Separate Account Charges 1.85% ................................              12,249         1.152               14,115
    Separate Account Charges 1.95% ................................             191,007         1.151              219,793
    Separate Account Charges 2.00% (B) ............................              64,127         1.346               86,327
    Separate Account Charges 2.05% ................................             187,376         1.149              215,317
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         0.991                   --
    Separate Account Charges 2.20% (B) ............................              23,147         1.341               31,034

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.146         $         --
    Separate Account Charges 2.35% ................................                  --         0.990                   --
    Separate Account Charges 2.40% (B) ............................              67,241         1.144               76,893
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% ................................             572,262         1.337              765,063
    Separate Account Charges 1.55% ................................              48,415         1.262               61,102
    Separate Account Charges 1.60% (B) ............................             924,130         1.323            1,222,794
    Separate Account Charges 1.65% ................................              60,929         1.260               76,788
    Separate Account Charges 1.70% ................................                  --         1.259                   --
    Separate Account Charges 1.80% (A) ............................              35,234         1.350               47,571
    Separate Account Charges 1.80% (B) ............................              31,028         1.313               40,747
    Separate Account Charges 1.85% ................................                  --         1.257                   --
    Separate Account Charges 1.95% ................................             147,977         1.255              185,720
    Separate Account Charges 2.00% (B) ............................              26,737         1.345               35,953
    Separate Account Charges 2.05% ................................             105,261         1.253              131,925
    Separate Account Charges 2.10% ................................               7,109         1.252                8,904
    Separate Account Charges 2.15% ................................                  --         1.096                   --
    Separate Account Charges 2.20% (B) ............................              25,731         1.339               34,458
    Separate Account Charges 2.25% (B) ............................                  --         1.250                   --
    Separate Account Charges 2.35% ................................                  --         1.094                   --
    Separate Account Charges 2.40% (B) ............................              32,234         1.247               40,204
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% ................................             508,616         1.060              539,422
    Separate Account Charges 1.55% ................................             291,361         0.989              288,304
    Separate Account Charges 1.60% (B) ............................           1,638,866         1.050            1,720,310
    Separate Account Charges 1.65% ................................              93,816         0.988               92,705
    Separate Account Charges 1.70% ................................                  --         0.987                   --
    Separate Account Charges 1.80% (A) ............................             122,628         0.979              120,091
    Separate Account Charges 1.80% (B) ............................             185,056         1.042              192,794
    Separate Account Charges 1.85% ................................                  --         0.985                   --
    Separate Account Charges 1.95% ................................             290,348         0.984              285,710
    Separate Account Charges 2.00% (B) ............................                  --         0.975                   --
    Separate Account Charges 2.05% ................................             617,071         0.983              606,365
    Separate Account Charges 2.10% ................................                  --         0.982                   --
    Separate Account Charges 2.15% ................................                  --         0.995                   --
    Separate Account Charges 2.20% (B) ............................                  --         0.971                   --
    Separate Account Charges 2.25% (B) ............................                  --         0.980                   --
    Separate Account Charges 2.35% ................................                  --         0.993                   --
    Separate Account Charges 2.40% (B) ............................             108,037         0.978              105,648
  Strategic Equity Portfolio
    Separate Account Charges 1.40% ................................           1,601,573         0.737            1,179,891
    Separate Account Charges 1.55% ................................              35,718         1.214               43,373
    Separate Account Charges 1.60% (B) ............................           2,465,759         0.729            1,797,851
    Separate Account Charges 1.65% ................................                  --         1.213                   --
    Separate Account Charges 1.70% ................................                  --         1.212                   --
    Separate Account Charges 1.80% (A) ............................              32,514         1.366               44,427
    Separate Account Charges 1.80% (B) ............................                  --         0.724                   --
    Separate Account Charges 1.85% ................................                  --         1.209                   --
    Separate Account Charges 1.95% ................................                  --         1.208                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.361                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 2.05% ................................                  --      $  1.206         $         --
    Separate Account Charges 2.10% ................................                  --         1.205                   --
    Separate Account Charges 2.15% ................................                  --         1.099                   --
    Separate Account Charges 2.20% (B) ............................              18,478         1.355               25,044
    Separate Account Charges 2.25% (B) ............................                  --         1.203                   --
    Separate Account Charges 2.35% ................................                  --         1.098                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.200                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% ................................             650,112         1.220              793,150
    Separate Account Charges 1.55% ................................              88,769         1.044               92,701
    Separate Account Charges 1.60% (B) ............................             730,685         1.207              882,287
    Separate Account Charges 1.65% ................................             303,771         1.043              316,788
    Separate Account Charges 1.70% ................................                  --         1.042                   --
    Separate Account Charges 1.80% (A) ............................               5,363         1.091                5,851
    Separate Account Charges 1.80% (B) ............................               9,463         1.198               11,341
    Separate Account Charges 1.85% ................................              12,120         1.040               12,604
    Separate Account Charges 1.95% ................................             300,557         1.039              312,132
    Separate Account Charges 2.00% (B) ............................                  --         1.087                   --
    Separate Account Charges 2.05% ................................             118,574         1.037              122,969
    Separate Account Charges 2.10% ................................                  --         1.036                   --
    Separate Account Charges 2.15% ................................                  --         1.030                   --
    Separate Account Charges 2.20% (B) ............................                 613         1.082                  664
    Separate Account Charges 2.25% (B) ............................               4,857         1.034                5,023
    Separate Account Charges 2.35% ................................                  --         1.029                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.032                   --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% ................................              45,756         0.665               30,440
    Separate Account Charges 1.55% ................................                  --         1.157                   --
    Separate Account Charges 1.60% (B) ............................             117,320         0.658               77,246
    Separate Account Charges 1.65% ................................                  --         1.155                   --
    Separate Account Charges 1.70% ................................                  --         1.154                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.216                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.653                   --
    Separate Account Charges 1.85% ................................                  --         1.152                   --
    Separate Account Charges 1.95% ................................               2,766         1.150                3,181
    Separate Account Charges 2.00% (B) ............................                  --         1.211                   --
    Separate Account Charges 2.05% ................................                  --         1.149                   --
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         1.038                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.206                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.145                   --
    Separate Account Charges 2.35% ................................                  --         1.036                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.143                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................             496,072      $  1.084         $    537,681
    Separate Account Charges 1.55% ................................                  --         1.316                   --
    Separate Account Charges 1.60% (B) ............................             355,493         1.076              382,493
    Separate Account Charges 1.65% ................................                  --         1.314                   --
    Separate Account Charges 1.70% ................................                  --         1.314                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.444                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.068                   --
    Separate Account Charges 1.85% ................................                  --         1.311                   --
    Separate Account Charges 1.95% ................................                  --         1.309                   --
    Separate Account Charges 2.00% (B) ............................               7,648         1.438               10,996
    Separate Account Charges 2.05% ................................                  --         1.307                   --
    Separate Account Charges 2.10% ................................                  --         1.306                   --
    Separate Account Charges 2.15% ................................                  --         1.132                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.432                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.304                   --
    Separate Account Charges 2.35% ................................                  --         1.131                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.301                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................             260,527         0.735              191,613
    Separate Account Charges 1.55% ................................              57,806         1.178               68,090
    Separate Account Charges 1.60% (B) ............................             483,457         0.728              351,927
    Separate Account Charges 1.65% ................................                  --         1.176                   --
    Separate Account Charges 1.70% ................................                  --         1.175                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.262                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.722                   --
    Separate Account Charges 1.85% ................................                  --         1.173                   --
    Separate Account Charges 1.95% ................................              47,346         1.171               55,460
    Separate Account Charges 2.00% (B) ............................                  --         1.257                   --
    Separate Account Charges 2.05% ................................              19,007         1.170               22,234
    Separate Account Charges 2.10% ................................                  --         1.169                   --
    Separate Account Charges 2.15% ................................                  --         1.060                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.251                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.167                   --
    Separate Account Charges 2.35% ................................                  --         1.059                   --
    Separate Account Charges 2.40% (B) ............................               6,435         1.164                7,491
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................                 796         0.800                  636
    Separate Account Charges 1.55% ................................                  --         1.160                   --
    Separate Account Charges 1.60% (B) ............................              27,106         0.794               21,523
    Separate Account Charges 1.65% ................................                  --         1.158                   --
    Separate Account Charges 1.70% ................................                  --         1.158                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.216                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.788                   --
    Separate Account Charges 1.85% ................................                  --         1.155                   --
    Separate Account Charges 1.95% ................................                  --         1.154                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.211                   --
    Separate Account Charges 2.05% ................................                  --         1.152                   --
    Separate Account Charges 2.10% ................................                  --         1.151                   --
    Separate Account Charges 2.15% ................................                  --         1.039                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% (B) ............................                  --      $  1.206         $         --
    Separate Account Charges 2.25% (B) ............................                  --         1.149                   --
    Separate Account Charges 2.35% ................................                  --         1.038                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.146                   --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% ................................             175,988         1.106              194,637
    Separate Account Charges 1.55% ................................               8,122         1.408               11,437
    Separate Account Charges 1.60% (B) ............................             151,184         1.098              165,987
    Separate Account Charges 1.65% ................................              79,725         1.406              112,105
    Separate Account Charges 1.70% ................................                  --         1.405                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.543                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.090                   --
    Separate Account Charges 1.85% ................................              14,738         1.402               20,666
    Separate Account Charges 1.95% ................................              25,352         1.400               35,500
    Separate Account Charges 2.00% (B) ............................                  --         1.537                   --
    Separate Account Charges 2.05% ................................              74,374         1.398              104,001
    Separate Account Charges 2.10% ................................                  --         1.397                   --
    Separate Account Charges 2.15% ................................               7,051         1.170                8,252
    Separate Account Charges 2.20% (B) ............................               5,586         1.531                8,550
    Separate Account Charges 2.25% (B) ............................               4,097         1.394                5,714
    Separate Account Charges 2.35% ................................                  --         1.169                   --
    Separate Account Charges 2.40% (B) ............................              15,630         1.392               21,751

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% ................................             237,852         1.163              276,729
    Separate Account Charges 1.55% ................................             101,498         1.298              131,781
    Separate Account Charges 1.60% (B) ............................             496,602         1.151              571,824
    Separate Account Charges 1.65% ................................             302,203         1.297              391,823
    Separate Account Charges 1.70% ................................                  --         1.296                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.416                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.143                   --
    Separate Account Charges 1.85% ................................              27,499         1.293               35,555
    Separate Account Charges 1.95% ................................             468,766         1.291              605,263
    Separate Account Charges 2.00% (B) ............................               2,583         1.410                3,642
    Separate Account Charges 2.05% ................................             235,973         1.289              304,260
    Separate Account Charges 2.10% ................................              10,306         1.288               13,280
    Separate Account Charges 2.15% ................................                  --         1.109                   --
    Separate Account Charges 2.20% (B) ............................              38,260         1.405               53,741
    Separate Account Charges 2.25% (B) ............................              10,891         1.286               14,004
    Separate Account Charges 2.35% ................................                  --         1.107                   --
    Separate Account Charges 2.40% (B) ............................              49,001         1.283               62,875

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................           1,376,127      $  1.019          $ 1,402,057
    Separate Account Charges 1.55% ................................                  --         1.296                   --
    Separate Account Charges 1.60% (B) ............................           1,156,619         1.009            1,167,457
    Separate Account Charges 1.65% ................................                  --         1.294                   --
    Separate Account Charges 1.70% ................................                  --         1.293                   --
    Separate Account Charges 1.80% (A) ............................               3,519         1.411                4,966
    Separate Account Charges 1.80% (B) ............................                  --         1.002                   --
    Separate Account Charges 1.85% ................................                  --         1.291                   --
    Separate Account Charges 1.95% ................................                  --         1.289                   --
    Separate Account Charges 2.00% (B) ............................              13,010         1.406               18,287
    Separate Account Charges 2.05% ................................                  --         1.287                   --
    Separate Account Charges 2.10% ................................                  --         1.286                   --
    Separate Account Charges 2.15% ................................                  --         1.108                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.400                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.284                   --
    Separate Account Charges 2.35% ................................                  --         1.107                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.281                   --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................             103,056         0.946               97,486
    Separate Account Charges 1.55% ................................                  --         1.105                   --
    Separate Account Charges 1.60% (B) ............................             170,870         0.939              160,448
    Separate Account Charges 1.65% ................................                  --         1.103                   --
    Separate Account Charges 1.70% ................................                  --         1.102                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.164                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.932                   --
    Separate Account Charges 1.85% ................................                  --         1.100                   --
    Separate Account Charges 1.95% ................................                  --         1.098                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.159                   --
    Separate Account Charges 2.05% ................................                  --         1.097                   --
    Separate Account Charges 2.10% ................................                  --         1.096                   --
    Separate Account Charges 2.15% ................................                  --         1.041                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.154                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.094                   --
    Separate Account Charges 2.35% ................................                  --         1.040                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.092                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................             449,307         1.529              686,903
    Separate Account Charges 1.55% ................................              61,601         1.473               90,761
    Separate Account Charges 1.60% (B) ............................             843,122         1.518            1,279,546
    Separate Account Charges 1.65% ................................             335,336         1.471              493,382
    Separate Account Charges 1.70% ................................                  --         1.470                   --
    Separate Account Charges 1.80% (A) ............................              16,856         1.640               27,639
    Separate Account Charges 1.80% (B) ............................                  --         1.507                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2 (continued)
    Separate Account Charges 1.85% ................................              20,405      $  1.467         $     29,938
    Separate Account Charges 1.95% ................................             163,930         1.465              240,190
    Separate Account Charges 2.00% (B) ............................              40,964         1.633               66,897
    Separate Account Charges 2.05% ................................             122,159         1.463              178,740
    Separate Account Charges 2.10% ................................                  --         1.462                   --
    Separate Account Charges 2.15% ................................              13,438         1.228               16,509
    Separate Account Charges 2.20% (B) ............................                  --         1.626                   --
    Separate Account Charges 2.25% (B) ............................             120,814         1.459              176,280
    Separate Account Charges 2.35% ................................              17,650         1.227               21,659
    Separate Account Charges 2.40% (B) ............................               5,660         1.456                8,242
                                                                                                              ------------

Net Contract Owners' Equity .......................................                                           $645,571,207
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF       PROCEEDS
                                                                               SHARES         VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $1,207,598)                                                       20,174   $ 1,336,098   $    46,643   $   262,787
                                                                             -----------   -----------   -----------   -----------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $85,382)                                                           8,637        85,592        87,333         2,006
                                                                             -----------   -----------   -----------   -----------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $172,530)                                                         10,718       178,669       173,317           824
                                                                             -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.7%)
    Total (Cost $4,623,824)                                                    4,623,824     4,623,824     1,349,839     3,245,926
                                                                             -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,214,134)                                                       60,003     1,278,066        26,561       120,731
                                                                             -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $629,057)         30,374       725,030       450,219        26,257
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $2,173,024)          90,429     2,089,824       189,598       219,271
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,802,081)                                                      120,803     2,814,854       639,817       245,528
                                                                             -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (4.8%)
  Global Growth Fund - Class 2 Shares (Cost $4,242,365)                          287,341     4,950,886     2,715,926       333,668
  Growth Fund - Class 2 Shares (Cost $10,460,207)                                229,813    11,743,437     6,833,695       295,845
  Growth-Income Fund - Class 2 Shares (Cost $12,680,309)                         384,201    14,077,133     8,604,071       567,386
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $27,382,881)                                                     901,355    30,771,456    18,153,692     1,196,899
                                                                             -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $88,964)                                                          11,083       146,743        12,768         8,017
                                                                             -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,618,939)                                                      125,087     2,386,663       420,109       243,577
                                                                             -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (0.5%)
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    (Cost $1,564,390)                                                             48,383     2,010,327        52,409       180,564
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $1,085,733)         33,701     1,198,411       124,899       241,540
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,650,123)                                                       82,084     3,208,738       177,308       422,104
                                                                             -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.3%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,422,323)                      82,916     1,611,061       762,942        32,524
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,375,511)               163,018     2,712,613     1,571,949       114,045
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $690,750)                                                               90,311       782,994       685,610        28,196
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $2,091,176)           166,929     2,395,434     1,698,690        75,931
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,087,507)             91,853     1,178,477     1,017,059       142,046
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $7,667,267)                                                      595,027     8,680,579     5,736,250       392,742
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (66.4%)
  Appreciation Portfolio (Cost $3,841,953)                                       183,830   $ 4,307,139   $ 1,829,879   $   305,907
  Diversified Strategic Income Portfolio (Cost $2,847,095)                       306,438     2,849,876     1,287,199       342,507
  Equity Index Portfolio - Class I Shares (Cost $417,745,341)                 13,819,296   407,669,231    52,104,777    10,555,463
  Equity Index Portfolio - Class II Shares (Cost $5,161,225)                     196,482     5,800,159     1,954,022       511,910
  Fundamental Value Portfolio (Cost $6,344,817)                                  335,588     7,080,914     2,880,738       279,986
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $267,400)                                                               14,873       315,747        75,097         8,332
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $255,664)                                                               60,255       295,854        58,771        28,898
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $436,463,495)                                                 14,916,762   428,318,920    60,190,483    12,033,003
                                                                             -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (0.9%)
  Balanced Portfolio - Service Shares (Cost $2,551,004)                          109,212     2,756,520       168,032       529,378
  Global Life Sciences Portfolio - Service Shares (Cost $653,083)                 96,574       760,039        66,168       170,832
  Global Technology Portfolio - Service Shares (Cost $519,655)                   149,868       532,032        85,277       143,917
  Mid Cap Growth Portfolio - Service Shares (Cost $656,905)                       31,442       797,380       241,359        26,737
  Worldwide Growth Portfolio - Service Shares (Cost $958,278)                     36,791       979,364        69,671       137,978
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $5,338,925)                                                      423,887     5,825,335       630,507     1,008,842
                                                                             -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $286,295)                                                         18,753       316,917       284,391        12,701
                                                                             -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.6%)
  Growth and Income Portfolio (Cost $1,675,362)                                   67,114     1,824,147     1,397,210        17,533
  Mid-Cap Value Portfolio (Cost $1,678,969)                                       89,889     1,868,798     1,554,280        17,888
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,354,331)                                                      157,003     3,692,945     2,951,490        35,421
                                                                             -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $105,303)            9,540       110,474       122,540        18,283
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $77,769)           7,346        66,114       111,133        33,832
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $183,072)                                                         16,886       176,588       233,673        52,115
                                                                             -----------   -----------   -----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $1,981)                                                              104         2,147         2,000            19
                                                                             -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (2.8%)
  Real Return Portfolio - Administrative Class (Cost $2,127,152)                 165,963     2,144,238     1,971,295        17,604
  Total Return Portfolio - Administrative Class (Cost $15,746,522)             1,538,232    16,166,821     3,049,695     1,782,342
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $17,873,674)                                                   1,704,195    18,311,059     5,020,990     1,799,946
                                                                             -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $251,437)               59,602       296,223            --        17,674
  Putnam VT International Equity Fund - Class IB Shares (Cost $492,039)           42,119       619,563       122,195        80,827
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,187,089)             206,519     4,706,562       968,600       332,041
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,930,565)                                                      308,240     5,622,348     1,090,795       430,542
                                                                             -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.1%)
  All Cap Fund - Class I (Cost $5,626,958)                                       399,363     6,721,285       893,960       685,721
  Investors Fund - Class I (Cost $3,266,418)                                     282,650     3,903,394       435,570       351,302
  Large Cap Growth Fund - Class I (Cost $655,646)                                 65,027       761,464        19,340        94,733
  Small Cap Growth Fund - Class I (Cost $1,677,658)                              151,112     2,129,170       549,439       177,598
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $11,226,680)                                                     898,152    13,515,313     1,898,309     1,309,354
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
SCUDDER INVESTMENT VIT FUNDS (0.2%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $244,585)                      30,702   $   292,895   $     7,015   $    67,501
  Small Cap Index Fund - Class A Shares (Cost $487,161)                           47,003       674,496        27,848       138,901
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $731,746)                                                         77,705       967,391        34,863       206,402
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $310,762)                        36,267       322,049       188,070        11,004
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $246,375)        22,752       275,986       181,881        66,733
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $557,137)                                                         59,019       598,035       369,951        77,737
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.7%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $11,260,760)                                                           829,963    12,300,046     8,875,504       462,278
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $7,422,196)                                                            586,953     7,730,174     7,279,506     1,269,017
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $2,283,694)                                                            159,847     2,468,038     2,074,641        59,317
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $989,178)                                                               75,163     1,083,094       728,200       168,707
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $21,955,828)                                                   1,651,926    23,581,352    18,957,851     1,959,319
                                                                             -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (4.2%)
  Convertible Securities Portfolio (Cost $2,060,526)                             184,978     2,284,482       104,726       199,407
  Disciplined Mid Cap Stock Portfolio (Cost $952,613)                             61,385     1,212,960       189,761       122,717
  Equity Income Portfolio (Cost $6,803,162)                                      458,252     7,868,189     1,647,643       831,043
  Federated High Yield Portfolio (Cost $2,670,669)                               318,852     2,748,508       753,191       822,999
  Federated Stock Portfolio (Cost $640,773)                                       44,331       734,124        32,989        65,436
  Large Cap Portfolio (Cost $1,181,921)                                           95,051     1,324,055       138,815        98,831
  Lazard International Stock Portfolio (Cost $1,114,626)                         114,760     1,310,559       657,985        79,305
  Merrill Lynch Large Cap Core Portfolio (Cost $780,757)                          98,241       889,079       204,580        32,882
  MFS Emerging Growth Portfolio (Cost $930,637)                                   87,259       919,708       162,922       155,876
  MFS Mid Cap Growth Portfolio (Cost $1,313,819)                                 186,166     1,461,402        78,736       133,212
  MFS Value Portfolio (Cost $228,461)                                             19,153       235,968       229,237           808
  Pioneer Fund Portfolio (Cost $270,357)                                          23,922       287,782       264,006         9,488
  Social Awareness Stock Portfolio (Cost $25,139)                                  1,056        25,654        25,177            38
  Travelers Quality Bond Portfolio (Cost $5,704,365)                             500,515     5,520,679       969,136     1,722,616
  U.S. Government Securities Portfolio (Cost $94,824)                              7,132        90,934        95,291           463
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $24,772,649)                                                   2,201,053    26,914,083     5,554,195     4,275,121
                                                                             -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.9%)
  AIM Capital Appreciation Portfolio (Cost $1,361,977)                           146,268     1,565,069       323,542        88,494
  MFS Total Return Portfolio (Cost $17,045,897)                                1,054,609    18,075,990     5,494,662     1,737,365
  Pioneer Strategic Income Portfolio (Cost $1,593,631)                           165,226     1,549,816     1,226,114        24,147
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $538,790)            53,550       536,038       720,097       197,488
  Smith Barney Aggressive Growth Portfolio (Cost $8,054,309)                     665,510     8,864,594     2,954,500       344,076
  Smith Barney High Income Portfolio (Cost $3,277,315)                           433,028     3,269,362     1,631,602       346,822
  Smith Barney International All Cap Growth Portfolio (Cost $275,254)             24,103       312,622       116,048        28,296
  Smith Barney Large Cap Value Portfolio (Cost $1,174,032)                        66,556     1,200,671       187,175       288,000
  Smith Barney Large Capitalization Growth Portfolio (Cost $3,096,921)           244,177     3,508,822       940,632       198,937
  Smith Barney Mid Cap Core Portfolio (Cost $2,254,055)                          185,401     2,651,229       594,618       219,609
  Smith Barney Money Market Portfolio (Cost $3,948,282)                        3,948,283     3,948,283     4,164,907     2,780,272
  Strategic Equity Portfolio (Cost $2,902,447)                                   176,202     3,090,586       145,596       368,699
  Travelers Managed Income Portfolio (Cost $2,664,969)                           226,352     2,555,510     1,210,889       487,815
  Van Kampen Enterprise Portfolio (Cost $119,738)                                  9,380       110,867         7,904        13,803
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $48,307,617)                                                   7,398,645    51,239,459    19,718,286     7,123,823
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $734,539)                            68,018  $    931,170  $    223,865  $     82,435
  Emerging Growth Portfolio - Class I Shares (Cost $745,039)                      26,780       696,815       179,701       114,347
  Enterprise Portfolio - Class II Shares (Cost $19,500)                            1,629        22,159         2,707         6,130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,499,078)                                                       96,427     1,650,144       406,273       202,912
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $581,127)                                                         60,404       688,600       317,811        35,272
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (0.8%)
  Contrafund(R) Portfolio - Service Class (Cost $2,112,536)                       92,905     2,464,777     1,504,407       118,129
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,957,247)                     98,397     2,592,767       210,409       402,429
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,069,783)                                                      191,302     5,057,544     1,714,816       520,558
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.5%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $215,978)        36,278       257,934         2,551        14,125
  Mid Cap Portfolio - Service Class 2 (Cost $2,479,340)                          111,000     3,316,686     1,380,158       104,937
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,695,318)                                                      147,278     3,574,620     1,382,709       119,062
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $633,343,024)                                                                     $645,564,082  $147,583,030  $ 37,343,290
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                    2004     2,294   0.575 - 1.395     1,336         --     1.40 - 1.80       17.42 - 17.89
                                             2003     2,691   0.489 - 1.188     1,330       0.05     1.40 - 1.80       21.85 - 23.00
                                             2002     2,524   0.398 - 0.400     1,007       1.57     1.40 - 1.60   (26.16) - (26.06)
                                             2001     2,567   0.539 - 0.541     1,388       0.77     1.40 - 1.60   (27.26) - (27.09)

HIGH YIELD BOND TRUST                        2004        80   1.068 - 1.070        86       9.28     1.40 - 1.60         6.48 - 7.00

MANAGED ASSETS TRUST                         2004       166   1.077 - 1.078       179       7.89     1.40 - 1.60         7.06 - 7.80

MONEY MARKET PORTFOLIO                       2004     4,070   0.978 - 1.146     4,628       0.98     1.40 - 2.00     (0.91) - (0.35)
                                             2003     5,706   0.987 - 1.150     6,520       0.79     1.40 - 2.00     (0.79) - (0.60)
                                             2002     9,391   1.145 - 1.157    10,805       1.37     1.40 - 1.60     (0.26) - (0.09)
                                             2001     9,321   1.148 - 1.158    10,739       2.58     1.40 - 1.60         0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I    2004     1,638   0.777 - 0.783     1,278       0.45     1.40 - 1.60         4.02 - 4.26
                                             2003     1,750   0.747 - 0.751     1,310       0.29     1.40 - 1.60       23.06 - 23.32
                                             2002     1,888   0.607 - 0.609     1,147       0.49     1.40 - 1.60   (31.33) - (31.19)
                                             2001       650   0.884 - 0.885       575       0.35     1.40 - 1.60   (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                      2004       606   1.115 - 1.362       725       0.56     1.40 - 2.40         0.52 - 9.74
                                             2003       231   1.020 - 1.247       240       0.82     1.40 - 2.25        0.27 - 30.33
                                             2002        55   0.786 - 0.788        43       0.13     1.40 - 1.80      (21.40) - 7.80
  AllianceBernstein Premier Growth
    Portfolio - Class B                      2004     2,997   0.661 - 1.222     2,090         --     1.40 - 2.25        5.95 - 15.66
                                             2003     3,120   0.620 - 1.148     1,966         --     1.40 - 2.25        0.18 - 21.60
                                             2002     2,924   0.511 - 0.514     1,497         --     1.40 - 1.60   (31.87) - (31.74)
                                             2001     2,022   0.750 - 0.753     1,520         --     1.40 - 1.60   (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares        2004     4,097   1.087 - 1.458     4,951       0.38     1.40 - 2.40        9.68 - 13.07
                                             2003     2,103   0.980 - 1.308     2,093       0.42     1.40 - 2.25        0.25 - 33.47
                                             2002     1,918   0.736 - 0.741     1,415       0.93     1.40 - 1.60   (16.08) - (15.80)
                                             2001     1,311   0.877 - 0.880     1,151       0.45     1.40 - 1.60   (15.59) - (15.47)

  Growth Fund - Class 2 Shares               2004     9,895   1.078 - 1.426    11,743       0.24     1.40 - 2.40        4.90 - 11.99
                                             2003     4,171   0.981 - 1.291     4,119       0.12     1.40 - 2.05        3.33 - 34.92
                                             2002     3,190   0.728 - 0.733     2,329       0.03     1.40 - 1.60   (25.71) - (25.51)
                                             2001     1,956   0.980 - 0.984     1,919       0.33     1.40 - 1.60   (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares        2004    11,248   1.066 - 1.370    14,077       1.28     1.40 - 2.40        3.95 - 10.32
                                             2003     4,399   1.147 - 1.263     5,108       1.22     1.40 - 2.05        5.33 - 30.54
                                             2002     2,992   0.885 - 0.894     2,662       1.22     1.40 - 1.80   (19.84) - (19.46)
                                             2001     1,559   1.104 - 1.110     1,725       0.90     1.40 - 1.80       (5.45) - 2.03
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets       2004       146   1.000 - 1.009       147       0.29     1.40 - 1.60       23.00 - 23.20
    Portfolio                                2003       139   0.813 - 0.819       114         --     1.40 - 1.60       40.66 - 40.96
                                             2002        75   0.578 - 0.581        44       0.13     1.40 - 1.60   (12.95) - (12.89)
                                             2001       282   0.664 - 0.667       188         --     1.40 - 1.60   (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard        2004     1,080   1.708 - 2.221     2,387       1.95     1.40 - 1.80       29.10 - 29.58
    Class                                    2003     1,010   1.323 - 1.714     1,725       2.16     1.40 - 1.80        4.01 - 32.15
                                             2002       719   1.290 - 1.297       931       1.76     1.40 - 1.60         2.87 - 3.10
                                             2001       236   1.254 - 1.258       296       0.32     1.40 - 1.60         7.09 - 7.25

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund -
    Developing Leaders Portfolio - Initial   2004     1,851   1.076 - 1.381     2,010       0.20     1.40 - 2.00         9.13 - 9.81
      Shares                                 2003     1,952   0.982 - 1.263     1,932       0.03     1.40 - 2.00       12.77 - 29.79
                                             2002     1,644   0.758 - 0.762     1,251       0.05     1.40 - 1.60   (20.38) - (20.21)
                                             2001       731   0.952 - 0.955       698       0.59     1.40 - 1.60     (7.57) - (4.21)
  Dreyfus Variable Investment Fund -
    Appreciation Portfolio - Initial         2004     1,355   0.880 - 1.187     1,198       1.56     1.40 - 2.00         2.95 - 3.62
      Shares                                 2003     1,498   0.851 - 1.153     1,280       1.74     1.40 - 2.00       12.38 - 19.53
                                             2002       970   0.713 - 0.717       694       1.94     1.40 - 1.60   (18.05) - (17.87)
                                             2001       297   0.870 - 0.873       259       1.67     1.40 - 1.60   (10.77) - (10.64)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares   2004     1,588   0.835 - 1.430     1,611         --     1.40 - 2.40        1.43 - 13.07
                                             2003       925   0.761 - 1.306       743         --     1.40 - 2.05        1.70 - 35.45
                                             2002       918   0.564 - 0.567       518       0.27     1.40 - 1.60   (29.76) - (29.74)
                                             2001       581   0.803 - 0.807       467       0.15     1.40 - 1.60    (16.61) - (9.22)

  Mutual Shares Securities Fund - Class 2    2004     2,266   1.146 - 1.352     2,713       0.71     1.40 - 2.40        4.95 - 11.03
    Shares                                   2003       978   1.036 - 1.222     1,027       0.78     1.40 - 2.05        0.81 - 23.43
                                             2002       158   0.842 - 0.845       133       0.06     1.40 - 1.80      (15.80) - 0.84
  Templeton Developing Markets
    Securities Fund - Class 2 Shares         2004       486   1.536 - 1.781       783       1.71     1.40 - 2.40        3.05 - 25.86
                                             2003        26   1.265 - 1.448        36       0.11     1.40 - 1.65        8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                           2004     1,881   1.071 - 1.495     2,395       0.95     1.40 - 2.40        2.49 - 16.85
                                             2003       550   0.918 - 1.284       517       1.69     1.40 - 2.00        6.23 - 30.42
                                             2002       376   0.706 - 0.710       266       1.66     1.40 - 1.60   (19.86) - (19.68)
                                             2001       145   0.881 - 0.884       128       2.86     1.40 - 1.60   (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                           2004       925   1.121 - 1.438     1,178       0.62     1.40 - 2.25        8.59 - 14.34
                                             2003       220   1.025 - 1.265       228       1.64     1.40 - 2.00       18.45 - 33.51
                                             2002         4   0.790 - 0.792         3       1.30     1.40 - 1.80   (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                     2004     3,942   1.022 - 1.277     4,307       1.40     1.40 - 2.40         3.76 - 7.94
                                             2003     2,587   0.962 - 1.195     2,516       0.76     1.40 - 2.05        1.63 - 22.94
                                             2002     1,876   0.784 - 0.789     1,475       1.77     1.40 - 1.60   (18.84) - (18.74)
                                             2001       887   0.966 - 0.971       859       1.05     1.40 - 1.60     (6.99) - (5.57)

  Diversified Strategic Income Portfolio     2004     2,430   1.100 - 1.235     2,850       6.10     1.40 - 2.40         3.09 - 5.29
                                             2003     1,635   1.057 - 1.174     1,895       8.33     1.40 - 2.20        0.00 - 10.23
                                             2002       632   1.058 - 1.065       670      11.34     1.40 - 1.60         3.12 - 3.40
                                             2001       371   1.026 - 1.030       381       7.76     1.40 - 1.60     (0.96) - (0.10)

  Equity Index Portfolio - Class I Shares    2004   410,400   0.796 - 1.368   407,669       1.76     1.40 - 3.60         6.60 - 8.99
                                             2003   370,606   0.740 - 1.282   334,308       1.34     1.40 - 3.60       23.60 - 28.20
                                             2002   359,736   0.594 - 0.942   256,174       2.39     1.40 - 3.60   (24.90) - (23.29)
                                             2001   299,718   0.784 - 1.228   282,924       0.95     1.40 - 3.60    (15.26) - (3.57)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II          2004     6,114   0.853 - 1.314     5,800       1.69     1.40 - 2.40         5.49 - 8.86
    Shares                                   2003     4,949   0.786 - 1.213     3,922       1.24     1.40 - 2.05        1.52 - 25.91
                                             2002     3,217   0.625 - 0.629     2,016       2.01     1.40 - 1.60   (23.59) - (23.48)
                                             2001     1,936   0.818 - 0.822     1,587       0.62     1.40 - 1.60    (13.20) - (9.81)

  Fundamental Value Portfolio                2004     5,515   1.233 - 1.398     7,081       0.84     1.40 - 2.40         1.31 - 6.73
                                             2003     3,402   1.169 - 1.315     4,169       0.67     1.40 - 2.05        5.79 - 36.66
                                             2002     2,926   0.897 - 0.903     2,629       1.32     1.40 - 1.60   (22.54) - (22.36)
                                             2001     1,091   1.158 - 1.163     1,266       0.34     1.40 - 1.60     (7.43) - (4.36)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares             2004       263   1.114 - 1.400       316         --     1.40 - 2.00         6.90 - 7.55
                                             2003       197   1.040 - 1.306       225         --     1.40 - 2.00       10.79 - 38.13
                                             2002        21   0.756 - 0.758        16         --     1.40 - 1.80    (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares             2004       271   1.086 - 1.098       296       0.94     1.40 - 1.80         6.47 - 6.91
                                             2003       239   1.020 - 1.027       245       0.80     1.40 - 1.80       27.82 - 28.38
                                             2002        11   0.798 - 0.800         9       1.03     1.40 - 1.80    (20.20) - (1.84)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares        2004     2,752   0.995 - 1.004     2,757       2.12     1.40 - 1.60         6.53 - 6.70
                                             2003     3,154   0.934 - 0.941     2,960       1.83     1.40 - 1.60       11.99 - 12.16
                                             2002     3,344   0.834 - 0.839     2,800       2.19     1.40 - 1.60     (8.15) - (7.90)
                                             2001     2,298   0.908 - 0.911     2,092       2.36     1.40 - 1.60     (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                           2004       842   0.898 - 0.907       760         --     1.40 - 1.60       12.39 - 12.67
                                             2003       953   0.799 - 0.805       764         --     1.40 - 1.60       24.26 - 24.42
                                             2002       834   0.643 - 0.647       538         --     1.40 - 1.60   (30.71) - (30.50)
                                             2001       511   0.928 - 0.931       475         --     1.40 - 1.60      (18.09) - 1.09

  Global Technology Portfolio - Service      2004     1,543   0.343 - 0.346       532         --     1.40 - 1.60     (1.15) - (0.86)
    Shares                                   2003     1,704   0.347 - 0.349       593         --     1.40 - 1.60       44.21 - 44.58
                                             2002     1,718   0.240 - 0.242       414         --     1.40 - 1.60   (42.03) - (41.69)
                                             2001     1,091   0.414 - 0.415       452       0.38     1.40 - 1.60   (38.30) - (38.24)

  Mid Cap Growth Portfolio - Service         2004     1,397   0.445 - 1.527       797         --     1.40 - 2.40        1.19 - 24.24
    Shares                                   2003     1,228   0.375 - 0.378       461         --     1.40 - 1.60       32.51 - 33.10
                                             2002       942   0.283 - 0.284       267         --     1.40 - 1.60   (29.25) - (29.18)
                                             2001       718   0.400 - 0.401       287         --     1.40 - 1.60    (40.56) - (8.03)

  Worldwide Growth Portfolio - Service       2004     1,745   0.556 - 1.217       979       0.91     1.40 - 2.00         2.44 - 3.13
    Shares                                   2003     1,857   0.540 - 1.188     1,012       0.82     1.40 - 2.00       13.47 - 21.97
                                             2002     1,880   0.444 - 0.446       837       0.63     1.40 - 1.60   (26.85) - (26.77)
                                             2001     1,486   0.607 - 0.609       904       0.31     1.40 - 1.60   (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio      2004       231   1.320 - 1.513       317         --     1.40 - 2.05        7.09 - 15.69
                                             2003        11   1.334 - 1.336        15         --     1.40 - 1.60       22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                2004     1,405   1.253 - 1.382     1,824       1.68     1.40 - 2.40      (0.08) - 12.98
                                             2003       254   1.239 - 1.244       316       1.79     1.40 - 2.00        7.81 - 24.40

  Mid-Cap Value Portfolio                    2004     1,302   1.398 - 1.541     1,869       0.67     1.40 - 2.40       12.08 - 22.30
                                             2003       127   1.156 - 1.260       152       1.81     1.40 - 1.95        6.83 - 26.00

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                         2004        91   1.201 - 1.210       110       8.27     1.40 - 2.05        9.86 - 12.66
                                             2003         1           1.074         1       2.93            1.40                7.40
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                         2004        55   1.195 - 1.208        66         --     1.40 - 2.40        6.17 - 19.07
                                             2003         1           1.068         1       0.14            1.40                6.80
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                           2004         2           1.074         2         --            1.40                7.40
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative     2004     1,920   1.067 - 1.125     2,144       1.19     1.40 - 2.40         0.19 - 7.35
    Class                                    2003       165   1.042 - 1.048       173       0.68     1.40 - 2.20       (0.57) - 4.80

  Total Return Portfolio - Administrative    2004    13,710   1.045 - 1.213    16,167       1.89     1.40 - 2.40         1.04 - 3.41
    Class                                    2003    12,630   1.025 - 1.173    14,692       2.85     1.40 - 2.05       (1.79) - 3.62
                                             2002    10,391   1.125 - 1.132    11,749       4.03     1.40 - 1.80         1.44 - 7.50
                                             2001     2,212   1.051 - 1.053     2,327       2.74     1.40 - 1.60         5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                          2004       384   0.767 - 0.773       296         --     1.40 - 1.60         5.94 - 6.18
                                             2003       403   0.724 - 0.728       293         --     1.40 - 1.60       29.75 - 30.00
                                             2002       416   0.558 - 0.560       232         --     1.40 - 1.60   (30.68) - (30.52)
                                             2001       111   0.805 - 0.806        89         --     1.40 - 1.60    (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                          2004       593   1.003 - 1.433       620       1.48     1.40 - 2.00       13.89 - 14.63
                                             2003       546   0.877 - 1.255       500       0.78     1.40 - 2.00        4.51 - 26.72
                                             2002       408   0.694 - 0.696       284       0.68     1.40 - 1.60   (18.93) - (18.79)
                                             2001       340   0.856 - 0.857       291         --     1.40 - 1.60    (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                2004     2,954   1.521 - 1.780     4,707       0.34     1.40 - 2.40        2.26 - 24.40
                                             2003     2,459   1.281 - 1.436     3,177       0.30     1.40 - 1.80       13.16 - 47.66
                                             2002     1,787   0.871 - 0.877     1,565       0.15     1.40 - 1.80   (21.25) - (19.39)
                                             2001       438   1.087 - 1.088       477         --     1.40 - 1.60         5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
  All Cap Fund - Class I                     2004     5,179   1.236 - 1.395     6,721       0.55     1.40 - 2.40         0.00 - 6.86
                                             2003     4,954   1.209 - 1.311     6,044       0.27     1.40 - 2.00       14.20 - 37.02
                                             2002     4,771   0.885 - 0.894     4,247       0.53     1.40 - 1.80   (26.43) - (26.05)
                                             2001     2,256   1.203 - 1.209     2,721       1.67     1.40 - 1.80       (6.42) - 2.56

  Investors Fund - Class I                   2004     3,326   1.153 - 1.351     3,903       1.49     1.40 - 2.40         0.24 - 9.70
                                             2003     3,266   1.064 - 1.246     3,508       1.49     1.40 - 1.80        9.01 - 30.51
                                             2002     3,006   0.818 - 0.826     2,475       1.64     1.40 - 1.80   (24.47) - (24.15)
                                             2001     1,203   1.083 - 1.089     1,306       1.39     1.40 - 1.80       (9.48) - 1.69

  Large Cap Growth Fund - Class I            2004       677   1.118 - 1.130       761       0.16     1.40 - 1.80     (1.32) - (0.88)
                                             2003       740   1.133 - 1.140       841       0.04     1.40 - 1.80       38.49 - 42.50
                                             2002        22   0.798 - 0.800        17         --     1.40 - 1.80    (20.20) - (3.50)

  Small Cap Growth Fund - Class I            2004     1,555   1.357 - 1.604     2,129         --     1.40 - 2.40        2.89 - 21.48
                                             2003     1,231   1.198 - 1.418     1,479         --     1.40 - 1.80        9.75 - 46.78
                                             2002     1,305   0.817 - 0.823     1,069         --     1.40 - 1.60   (35.77) - (35.60)
                                             2001       563   1.272 - 1.278       717         --     1.40 - 1.60       (7.59) - 3.84

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A        2004       275   1.054 - 1.069       293       2.44     1.40 - 1.60       17.24 - 17.34
    Shares                                   2003       343   0.899 - 0.911       312       4.51     1.40 - 1.60       31.24 - 31.65
                                             2002       202   0.685 - 0.692       140       1.62     1.40 - 1.60   (22.86) - (22.77)
                                             2001       176           0.896       158         --            1.60             (25.70)

  Small Cap Index Fund - Class A Shares      2004       500   1.333 - 1.353       674       0.43     1.40 - 1.60       15.81 - 16.14
                                             2003       580   1.151 - 1.165       674       1.00     1.40 - 1.60       44.24 - 44.36
                                             2002       686   0.798 - 0.807       553       0.74     1.40 - 1.60   (21.92) - (21.65)
                                             2001       620           1.030       639       0.68            1.60                0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio   2004       328   0.804 - 1.176       322       1.52     1.40 - 2.40         0.36 - 6.88
                                             2003       162   0.790 - 1.101       134       0.48     1.40 - 2.05        6.79 - 21.78
                                             2002       152   0.650 - 0.652        99       0.73     1.40 - 1.60   (27.21) - (27.07)
                                             2001        31   0.893 - 0.894        28         --     1.40 - 1.60    (10.70) - (3.56)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                     2004       265   0.861 - 1.168       276         --     1.40 - 2.40      (0.17) - 13.57
                                             2003       166   0.851 - 0.855       141         --     1.40 - 1.60       32.14 - 32.35
                                             2002       163   0.644 - 0.646       105       0.06     1.40 - 1.60   (27.88) - (27.74)
                                             2001        42   0.893 - 0.894        37         --     1.40 - 1.60   (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                     2004     9,973   1.174 - 1.447    12,300       0.60     1.40 - 2.40        1.03 - 11.58
                                             2003     2,466   1.128 - 1.376     3,262       0.09     1.40 - 2.25        4.93 - 29.69
                                             2002       742           1.061       787         --     1.40 - 1.60         0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value        2004     6,788   1.032 - 1.293     7,730       1.81     1.40 - 2.40         0.71 - 7.96
                                             2003     1,238   1.088 - 1.249     1,513       0.61     1.40 - 2.25        3.45 - 20.33
                                             2002        74           1.038        77         --     1.40 - 1.60       (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                 2004     1,953   1.067 - 1.515     2,468       1.15     1.40 - 2.40         1.43 - 8.68
                                             2003       233   1.241 - 1.394       319       0.19     1.40 - 2.00        7.08 - 29.80
                                             2002       164           1.074       176         --     1.40 - 1.60       (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                     2004       843   1.033 - 1.432     1,083       1.13     1.40 - 2.35         0.58 - 6.65
                                             2003       356   1.357 - 1.360       483       0.39     1.40 - 1.60       26.94 - 27.22
                                             2002       148           1.069       158         --     1.40 - 1.60       (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio           2004     1,906   1.192 - 1.289     2,284       2.10     1.40 - 2.00         4.22 - 4.79
                                             2003     1,998   1.139 - 1.235     2,287       3.95     1.40 - 2.00        4.13 - 24.51
                                             2002     1,173   0.917 - 0.922     1,080       8.21     1.40 - 1.60     (8.48) - (8.26)
                                             2001     1,015   1.002 - 1.005     1,019       2.98     1.40 - 1.60     (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio        2004       959   1.256 - 1.462     1,213       0.29     1.40 - 2.00       14.13 - 14.86
                                             2003       920   1.096 - 1.281     1,015       0.32     1.40 - 2.00       17.63 - 31.90
                                             2002       867   0.833 - 0.837       725       0.67     1.40 - 1.60   (15.69) - (15.54)
                                             2001       437   0.988 - 0.991       432       0.47     1.40 - 1.60       (5.54) - 7.83

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                    2004     6,373   1.216 - 1.333     7,868       1.37     1.40 - 2.25        4.69 - 12.20
                                             2003     5,966   1.133 - 1.235     6,808       1.05     1.40 - 2.05        5.00 - 29.38
                                             2002     4,822   0.879 - 0.885     4,257       1.37     1.40 - 1.60   (15.32) - (15.15)
                                             2001     2,830   1.038 - 1.043     2,946       2.69     1.40 - 1.60     (8.14) - (7.94)

  Federated High Yield Portfolio             2004     2,183   1.252 - 1.303     2,749       7.44     1.40 - 2.00         8.22 - 8.79
                                             2003     2,387   1.152 - 1.204     2,763       9.53     1.40 - 2.00        7.21 - 20.69
                                             2002     1,113   0.956 - 0.962     1,068      25.38     1.40 - 1.60         2.03 - 2.34
                                             2001       365   0.937 - 0.940       342      22.81     1.40 - 1.60       (2.99) - 0.32

  Federated Stock Portfolio                  2004       643   1.134 - 1.331       734       1.45     1.40 - 1.80         8.65 - 9.05
                                             2003       675   1.042 - 1.225       706       1.72     1.40 - 1.80        9.28 - 25.90
                                             2002       562   0.830 - 0.834       468       2.64     1.40 - 1.60   (20.57) - (20.50)
                                             2001       689   1.045 - 1.049       722       1.96     1.40 - 1.60       (5.32) - 0.00

  Large Cap Portfolio                        2004     1,712   0.753 - 1.233     1,324       0.83     1.40 - 2.25         0.43 - 9.57
                                             2003     1,683   0.718 - 1.181     1,212       0.46     1.40 - 2.00       11.84 - 22.92
                                             2002     1,104   0.585 - 0.589       648       0.62     1.40 - 1.60   (24.12) - (23.90)
                                             2001       636   0.771 - 0.774       491       0.91     1.40 - 1.60   (18.59) - (18.44)

  Lazard International Stock Portfolio       2004     1,311   0.845 - 1.426     1,311       2.16     1.40 - 2.40        1.64 - 16.98
                                             2003       811   0.742 - 1.160       604       2.93     1.40 - 1.65        1.84 - 26.83
                                             2002       359   0.586 - 0.589       211       3.06     1.40 - 1.60   (14.33) - (14.14)
                                             2001       302   0.684 - 0.686       207       0.28     1.40 - 1.60   (27.39) - (18.91)

  Merrill Lynch Large Cap Core Portfolio     2004       974   0.806 - 1.318       889       0.62     1.40 - 2.40        1.95 - 15.37
                                             2003       822   0.707 - 1.158       603       0.71     1.40 - 2.05        3.61 - 19.43
                                             2002       783   0.593 - 0.597       465       0.75     1.40 - 1.60   (26.34) - (26.11)
                                             2001       447   0.805 - 0.808       360       0.06     1.40 - 1.60   (23.70) - (23.56)

  MFS Emerging Growth Portfolio              2004     1,340   0.645 - 1.358       920         --     1.40 - 2.20        1.96 - 17.74
                                             2003     1,371   0.581 - 1.229       803         --     1.40 - 2.00        3.19 - 27.39
                                             2002     1,396   0.457 - 0.460       640         --     1.40 - 1.60   (35.36) - (35.21)
                                             2001       872   0.707 - 0.710       618         --     1.40 - 1.60   (37.21) - (37.06)

  MFS Mid Cap Growth Portfolio               2004     2,539   0.560 - 1.469     1,461         --     1.40 - 1.80       12.05 - 12.52
                                             2003     2,601   0.499 - 1.311     1,331         --     1.40 - 1.80        9.34 - 35.22
                                             2002     1,786   0.370 - 0.372       663         --     1.40 - 1.60   (49.66) - (49.53)
                                             2001     1,060   0.735 - 0.737       781         --     1.40 - 1.60   (24.85) - (24.80)

  MFS Value Portfolio                        2004       211   1.117 - 1.122       236       3.54     1.40 - 2.05      (0.09) - 13.03

  Pioneer Fund Portfolio                     2004       234   1.224 - 1.334       288       2.36     1.40 - 2.25        5.92 - 12.52
                                             2003        14   1.127 - 1.217        16      13.30     1.40 - 2.05        1.62 - 21.70

  Social Awareness Stock Portfolio           2004        24           1.083        26       4.06            1.40                8.30

  Travelers Quality Bond Portfolio           2004     4,456   1.077 - 1.243     5,521       4.45     1.40 - 2.00         1.32 - 1.89
                                             2003     5,209   1.063 - 1.220     6,339       4.89     1.40 - 2.00         2.41 - 5.54
                                             2002     4,597   1.150 - 1.156     5,307       8.28     1.40 - 1.60         4.07 - 4.33
                                             2001     2,682   1.105 - 1.108     2,971       4.59     1.40 - 1.60         5.44 - 5.62

  U.S. Government Securities Portfolio       2004        86   1.051 - 1.052        91      14.72     1.40 - 1.60       (0.38) - 5.20

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio         2004     1,690   0.862 - 1.285     1,565       0.15     1.40 - 2.25        0.79 - 11.15
                                             2003     1,462   0.823 - 1.228     1,238         --     1.40 - 2.25      (0.09) - 27.43
                                             2002       968   0.646 - 0.649       626         --     1.40 - 1.60   (25.14) - (24.88)
                                             2001       240   0.863 - 0.864       207         --     1.40 - 1.60      (13.70) - 0.00

  MFS Total Return Portfolio                 2004    13,949   1.172 - 1.342    18,076       3.15     1.40 - 2.40         2.35 - 9.91
                                             2003    11,213   1.079 - 1.221    13,562       2.61     1.40 - 2.05        4.55 - 14.97
                                             2002     8,050   1.052 - 1.062     8,525       7.42     1.40 - 1.80     (6.98) - (6.60)
                                             2001     4,354   1.131 - 1.137     4,941       1.53     1.40 - 1.80       (1.65) - 1.62

  Pioneer Strategic Income Portfolio         2004     1,219   1.105 - 1.373     1,550      15.39     1.40 - 2.15        3.76 - 10.58
                                             2003       288   1.246 - 1.255       360       9.45     1.40 - 1.60       17.66 - 17.84
                                             2002       289   1.059 - 1.065       307      20.21     1.40 - 1.60         4.23 - 4.41
                                             2001       578   1.016 - 1.020       589      10.68     1.40 - 1.60         2.52 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                           2004       539   0.987 - 0.997       536       2.09     1.40 - 2.20     (1.00) - (0.10)
                                             2003        16   0.997 - 0.999        16       0.78     1.40 - 2.20              (0.10)

  Smith Barney Aggressive Growth Portfolio   2004     7,161   1.218 - 1.357     8,865         --     1.40 - 2.40        5.64 - 11.75
                                             2003     4,858   1.135 - 1.256     5,568         --     1.40 - 2.05        5.58 - 32.64
                                             2002     4,553   0.859 - 0.867     3,932         --     1.40 - 1.80   (33.82) - (33.61)
                                             2001     2,814   1.298 - 1.306     3,665         --     1.40 - 1.80       (5.59) - 2.37

  Smith Barney High Income Portfolio         2004     2,785   1.130 - 1.369     3,269      10.58     1.40 - 2.40         6.68 - 8.93
                                             2003     1,872   1.039 - 1.262     1,987      10.51     1.40 - 2.05        3.67 - 25.81
                                             2002       813   0.828 - 0.833       675      29.32     1.40 - 1.60     (4.83) - (4.58)
                                             2001       406   0.870 - 0.873       354       4.30     1.40 - 1.60     (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                         2004       468   0.664 - 0.671       313       1.31     1.40 - 1.60       15.88 - 16.29
                                             2003       326   0.573 - 0.577       188       0.96     1.40 - 1.60       25.38 - 25.71
                                             2002       463   0.457 - 0.459       212       1.08     1.40 - 1.60   (26.79) - (26.76)
                                             2001       383   0.624 - 0.627       239         --     1.40 - 1.60   (32.32) - (32.14)

  Smith Barney Large Cap Value Portfolio     2004     1,187   1.000 - 1.018     1,201       1.87     1.40 - 1.80         8.70 - 9.11
                                             2003     1,299   0.920 - 0.933     1,206       1.68     1.40 - 1.80       25.34 - 25.74
                                             2002     1,605   0.734 - 0.742     1,185       4.58     1.40 - 1.80   (26.75) - (26.39)
                                             2001       980   1.002 - 1.008       985       1.33     1.40 - 1.80     (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                         2004     3,588   0.905 - 1.352     3,509       0.41     1.40 - 2.40      (6.35) - 13.87
                                             2003     2,915   0.918 - 1.371     2,735       0.02     1.40 - 1.80        3.08 - 45.47
                                             2002     2,789   0.634 - 0.640     1,776       0.43     1.40 - 1.80   (26.11) - (25.84)
                                             2001     1,355   0.858 - 0.863     1,165         --     1.40 - 1.80      (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio        2004     2,017   1.247 - 1.350     2,651         --     1.40 - 2.40         2.37 - 8.88
                                             2003     1,672   1.158 - 1.245     2,037         --     1.40 - 2.05        2.02 - 28.05
                                             2002     1,774   0.950 - 0.959     1,696       0.11     1.40 - 1.80   (20.57) - (20.28)
                                             2001       820   1.196 - 1.203       984         --     1.40 - 1.80    (11.39) - (6.49)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Money Market Portfolio        2004     3,856   0.978 - 1.060     3,951       0.96     1.40 - 2.40     (1.11) - (0.10)
                                             2003     2,431   0.988 - 1.066     2,564       0.68     1.40 - 1.95       (0.94) - 0.00
                                             2002     3,914   1.067 - 1.074     4,183       1.24     1.40 - 1.60     (0.37) - (0.09)
                                             2001     1,584   1.071 - 1.075     1,698       2.36     1.40 - 1.60         1.03 - 2.10

  Strategic Equity Portfolio                 2004     4,154   0.729 - 1.366     3,091       1.38     1.40 - 2.20         0.52 - 8.70
                                             2003     4,514   0.672 - 1.262     3,064         --     1.40 - 1.80        8.79 - 30.64
                                             2002     3,365   0.515 - 0.519     1,739       0.71     1.40 - 1.60   (34.64) - (34.47)
                                             2001     2,023   0.788 - 0.792     1,599       0.12     1.40 - 1.60   (14.81) - (14.56)

  Travelers Managed Income Portfolio         2004     2,225   1.032 - 1.220     2,556       5.70     1.40 - 2.40         0.19 - 3.06
                                             2003     1,590   1.029 - 1.203     1,891       4.82     1.40 - 2.20         0.29 - 6.93
                                             2002     1,265   1.114 - 1.125     1,416      16.56     1.40 - 1.80         0.36 - 0.81
                                             2001       319   1.110 - 1.116       355       1.37     1.40 - 1.80       (1.33) - 1.55

  Van Kampen Enterprise Portfolio            2004       166   0.658 - 1.150       111       0.56     1.40 - 1.95         1.86 - 2.47
                                             2003       174   0.644 - 1.129       113       0.17     1.40 - 1.95        4.06 - 23.85
                                             2002       158   0.521 - 0.524        82       0.92     1.40 - 1.60   (30.44) - (30.41)
                                             2001       101   0.749 - 0.753        76         --     1.40 - 1.60      (22.54) - 9.77
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares       2004       859   1.076 - 1.438       931       0.74     1.40 - 2.00       15.13 - 15.81
                                             2003       711   0.931 - 1.249       667       0.76     1.40 - 2.00       14.27 - 28.93
                                             2002       639   0.723 - 0.726       463       0.34     1.40 - 1.60   (20.72) - (20.57)
                                             2001       258   0.912 - 0.914       236         --     1.40 - 1.60     (8.80) - (5.87)

  Emerging Growth Portfolio - Class I        2004       875   0.728 - 1.257       697         --     1.40 - 2.40        3.79 - 16.42
    Shares                                   2003       841   0.691 - 1.116       588         --     1.40 - 1.95        3.91 - 25.59
                                             2002       848   0.551 - 0.555       469       0.32     1.40 - 1.60   (33.61) - (33.45)
                                             2001       631   0.830 - 0.834       525       0.04     1.40 - 1.60   (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares     2004        28   0.794 - 0.800        22       0.13     1.40 - 1.60         2.19 - 2.30
                                             2003        32   0.777 - 0.782        25       0.23     1.40 - 1.60       23.73 - 23.93
                                             2002        15   0.628 - 0.631         9       0.18     1.40 - 1.60   (30.76) - (24.07)
                                             2001         2           0.907         2         --            1.60              (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                  2004       562   1.098 - 1.531       689       0.11     1.40 - 2.40        0.86 - 27.59
                                             2003       357   0.965 - 0.970       345         --     1.40 - 1.60       39.65 - 39.97
                                             2002       299   0.691 - 0.693       207         --     1.40 - 1.60   (26.80) - (21.61)
                                             2001         6           0.944         5         --            1.60              (5.60)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class    2004     1,981   1.151 - 1.410     2,465       0.17     1.40 - 2.40        1.82 - 13.69
                                             2003       795   1.014 - 1.247       826       0.29     1.40 - 2.05        3.73 - 26.61
                                             2002       486   0.803 - 0.808       392       0.45     1.40 - 1.60   (10.88) - (10.72)
                                             2001       177   0.901 - 0.905       160       0.55     1.40 - 1.60   (13.78) - (13.56)

  Contrafund(R) Portfolio - Service          2004     2,549   1.009 - 1.411     2,593       0.22     1.40 - 2.00       12.93 - 13.60
    Class 2                                  2003     2,727   0.891 - 1.248     2,445       0.29     1.40 - 2.00       15.49 - 26.34
                                             2002     2,499   0.706 - 0.710     1,770       0.60     1.40 - 1.60   (10.97) - (10.80)
                                             2001     1,544   0.793 - 0.796     1,227       0.19     1.40 - 1.60   (13.90) - (13.67)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                        2004       274   0.939 - 0.946       258          -     1.40 - 1.60     (0.32) - (0.11)
                                             2003       282   0.942 - 0.947       266          -     1.40 - 1.60       22.98 - 23.15
                                             2002       133   0.766 - 0.769       102       0.29     1.40 - 1.60     (9.03) - (8.78)
                                             2001        40           0.842        33          -            1.60             (15.80)

  Mid Cap Portfolio - Service Class 2        2004     2,211   1.227 - 1.640     3,317          -     1.40 - 2.40        2.59 - 22.91
                                             2003     1,218   1.198 - 1.339     1,513       0.23     1.40 - 2.05        6.96 - 36.40
                                             2002       891   0.909 - 0.912       812       0.69     1.40 - 1.60   (11.49) - (11.28)
                                             2001       294   1.027 - 1.028       302          -     1.40 - 1.60         1.28 - 2.70

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST            MANAGED ASSETS TRUST
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,691,496      2,523,843              --             --               --             --
Accumulation units purchased and
  transferred from other funding options     151,851        564,557          80,694             --          166,402             --
Accumulation units redeemed and
  transferred to other funding options .    (549,234)      (396,904)           (599)            --             (629)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,294,113      2,691,496          80,095             --          165,773             --
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                            AIM V.I. PREMIER                ALLIANCEBERNSTEIN
                                                                              EQUITY FUND -                 GROWTH AND INCOME
                                           MONEY MARKET PORTFOLIO                SERIES I                  PORTFOLIO - CLASS B
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   5,705,950      9,390,589       1,749,792      1,887,883          230,629         54,855
Accumulation units purchased and
  transferred from other funding options   1,309,602      5,788,599          32,355        238,920          378,976        176,631
Accumulation units redeemed and
  transferred to other funding options .  (2,945,376)    (9,473,238)       (143,935)      (377,011)          (3,957)          (857)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   4,070,176      5,705,950       1,638,212      1,749,792          605,648        230,629
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             ALLIANCEBERNSTEIN                GLOBAL GROWTH
                                              PREMIER GROWTH                  FUND - CLASS 2                   GROWTH FUND -
                                            PORTFOLIO - CLASS B                   SHARES                      CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   3,120,120      2,924,098       2,102,516      1,917,538        4,171,148      3,190,452
Accumulation units purchased and
  transferred from other funding options     206,706        583,377       2,129,745        479,820        6,161,949      1,211,204
Accumulation units redeemed and
  transferred to other funding options .    (329,898)      (387,355)       (134,953)      (294,842)        (438,396)      (230,508)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,996,928      3,120,120       4,097,308      2,102,516        9,894,701      4,171,148
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               GROWTH-INCOME               CREDIT SUISSE TRUST
                                              FUND - CLASS 2                EMERGING MARKETS                DELAWARE VIP REIT
                                                  SHARES                        PORTFOLIO                SERIES - STANDARD CLASS
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   4,398,963      2,991,909         139,225         75,377        1,010,190        718,704
Accumulation units purchased and
  transferred from other funding options   7,613,067      1,797,409          13,642        182,284          205,825        455,633
Accumulation units redeemed and
  transferred to other funding options .    (764,509)      (390,355)         (6,770)      (118,436)        (135,644)      (164,147)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........  11,247,521      4,398,963         146,097        139,225        1,080,371      1,010,190
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              DREYFUS VARIABLE               DREYFUS VARIABLE
                                              INVESTMENT FUND -             INVESTMENT FUND -
                                             DEVELOPING LEADERS          APPRECIATION PORTFOLIO -           FRANKLIN SMALL CAP
                                         PORTFOLIO - INITIAL SHARES           INITIAL SHARES              FUND - CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,951,766      1,644,215       1,498,265        969,515          925,062        917,978
Accumulation units purchased and
  transferred from other funding options      74,348        565,581         127,948        742,154          695,393        246,760
Accumulation units redeemed and
  transferred to other funding options .    (174,955)      (258,030)       (271,344)      (213,404)         (32,011)      (239,676)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,851,159      1,951,766       1,354,869      1,498,265        1,588,444        925,062
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               MUTUAL SHARES               TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                             SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                              CLASS 2 SHARES              FUND - CLASS 2 SHARES               CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     978,173        157,785          26,271             --          549,827        376,269
Accumulation units purchased and
  transferred from other funding options   1,409,351        827,409         477,919         26,271        1,406,614        234,313
Accumulation units redeemed and
  transferred to other funding options .    (121,801)        (7,021)        (18,329)            --          (75,854)       (60,755)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,265,723        978,173         485,861         26,271        1,880,587        549,827
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                              TEMPLETON GROWTH
                                             SECURITIES FUND -                                             DIVERSIFIED STRATEGIC
                                               CLASS 2 SHARES             APPRECIATION PORTFOLIO             INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     219,930          3,558       2,586,771      1,875,855        1,635,330        632,005
Accumulation units purchased and
  transferred from other funding options     824,963        216,557       1,543,105      1,019,478        1,115,013      1,095,847
Accumulation units redeemed and
  transferred to other funding options .    (119,861)          (185)       (187,983)      (308,562)        (320,777)       (92,522)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     925,032        219,930       3,941,893      2,586,771        2,429,566      1,635,330
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               EQUITY INDEX                   EQUITY INDEX
                                               PORTFOLIO -                    PORTFOLIO -                      FUNDAMENTAL
                                              CLASS I SHARES                CLASS II SHARES                  VALUE PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ... 370,605,727    359,736,341       4,948,768      3,217,028        3,401,602      2,925,518
Accumulation units purchased and
  transferred from other funding options  56,418,101     25,238,368       2,352,218      2,186,279        2,373,979        728,062
Accumulation units redeemed and
  transferred to other funding options . (16,623,410)   (14,368,982)     (1,187,049)      (454,539)        (260,378)      (251,978)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year ......... 410,400,418    370,605,727       6,113,937      4,948,768        5,515,203      3,401,602
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              SALOMON BROTHERS               SALOMON BROTHERS
                                            VARIABLE AGGRESSIVE             VARIABLE GROWTH &
                                            GROWTH FUND - CLASS I              INCOME FUND -               BALANCED PORTFOLIO -
                                                  SHARES                      CLASS I SHARES                  SERVICE SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     197,011         21,468         239,214         10,754        3,153,956      3,343,585
Accumulation units purchased and
  transferred from other funding options      71,400        175,574          57,552        238,833          133,939        578,017
Accumulation units redeemed and
  transferred to other funding options .      (5,247)           (31)        (26,049)       (10,373)        (535,793)      (767,646)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     263,164        197,011         270,717        239,214        2,752,102      3,153,956
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                             MID CAP GROWTH
                                            GLOBAL LIFE SCIENCES             GLOBAL TECHNOLOGY             PORTFOLIO - SERVICE
                                         PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES                SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     952,686        834,087       1,704,239      1,718,433        1,227,952        942,447
Accumulation units purchased and
  transferred from other funding options      96,095        328,567         385,700        270,215          199,885        537,119
Accumulation units redeemed and
  transferred to other funding options .    (206,648)      (209,968)       (546,678)      (284,409)         (30,906)      (251,614)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     842,133        952,686       1,543,261      1,704,239        1,396,931      1,227,952
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             WORLDWIDE GROWTH
                                            PORTFOLIO - SERVICE             LAZARD RETIREMENT               GROWTH AND INCOME
                                                  SHARES                   SMALL CAP PORTFOLIO                  PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,857,039      1,879,813          11,392             --          253,875             --
Accumulation units purchased and
  transferred from other funding options     130,068        584,087         229,089         11,393        1,162,775        254,937
Accumulation units redeemed and
  transferred to other funding options .    (242,370)      (606,861)         (9,232)            (1)         (11,253)        (1,062)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,744,737      1,857,039         231,249         11,392        1,405,397        253,875
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                          MERRILL LYNCH GLOBAL             MERRILL LYNCH VALUE
                                                                            ALLOCATION V.I.                OPPORTUNITIES V.I.
                                          MID-CAP VALUE PORTFOLIO           FUND - CLASS III                 FUND - CLASS III
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     127,271             --           1,000             --            1,000             --
Accumulation units purchased and
  transferred from other funding options   1,196,197        127,273          90,960          1,000           73,285          1,000
Accumulation units redeemed and
  transferred to other funding options .     (21,398)            (2)           (483)            --          (19,407)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,302,070        127,271          91,477          1,000           54,878          1,000
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             OPPENHEIMER MAIN
                                             STREET FUND/VA -            REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -
                                              SERVICE SHARES              ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...          --             --         165,089             --       12,629,687     10,390,548
Accumulation units purchased and
  transferred from other funding options       2,000             --       1,842,880        165,255        2,920,180      5,998,391
Accumulation units redeemed and
  transferred to other funding options .          --             --         (87,883)          (166)      (1,839,894)    (3,759,252)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........       2,000             --       1,920,086        165,089       13,709,973     12,629,687
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                PUTNAM VT
                                            PUTNAM VT DISCOVERY              INTERNATIONAL                   PUTNAM VT SMALL
                                           GROWTH FUND - CLASS IB             EQUITY FUND -                  CAP VALUE FUND -
                                                   SHARES                    CLASS IB SHARES                  CLASS IB SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     402,907        415,602         545,666        408,365        2,459,402      1,786,670
Accumulation units purchased and
  transferred from other funding options          --         41,316         121,248      3,127,099          762,303        945,949
Accumulation units redeemed and
  transferred to other funding options .     (18,926)       (54,011)        (73,789)    (2,989,798)        (267,627)      (273,217)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     383,981        402,907         593,125        545,666        2,954,078      2,459,402
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                            LARGE CAP GROWTH
                                          ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I             FUND - CLASS I
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   4,953,803      4,770,917       3,266,277      3,005,623          739,586         21,665
Accumulation units purchased and
  transferred from other funding options     655,349        996,088         450,838        603,775           15,362        739,518
Accumulation units redeemed and
  transferred to other funding options .    (429,676)      (813,202)       (391,176)      (343,121)         (78,000)       (21,597)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   5,179,476      4,953,803       3,325,939      3,266,277          676,948        739,586
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                               EAFE(R) EQUITY
                                              SMALL CAP GROWTH             INDEX FUND - CLASS A               SMALL CAP INDEX
                                               FUND - CLASS I                     SHARES                  FUND - CLASS A SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,231,117      1,304,908         343,279        201,899          579,830        686,482
Accumulation units purchased and
  transferred from other funding options     455,541        401,453              --        299,041           21,226        208,037
Accumulation units redeemed and
  transferred to other funding options .    (131,739)      (475,244)        (68,377)      (157,661)        (101,037)      (314,689)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,554,919      1,231,117         274,902        343,279          500,019        579,830
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                          SMITH BARNEY PREMIER             MULTIPLE DISCIPLINE
                                           SMITH BARNEY DIVIDEND           SELECTIONS ALL CAP              PORTFOLIO - ALL CAP
                                            STRATEGY PORTFOLIO              GROWTH PORTFOLIO                 GROWTH AND VALUE
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     161,905        151,800         166,309        162,585        2,466,287        741,851
Accumulation units purchased and
  transferred from other funding options     175,924         24,963         172,453         50,509        7,905,919      1,797,850
Accumulation units redeemed and
  transferred to other funding options .     (10,182)       (14,858)        (74,180)       (46,785)        (398,756)       (73,414)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     327,647        161,905         264,582        166,309        9,973,450      2,466,287
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                            MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
                                           PORTFOLIO - BALANCED            PORTFOLIO - GLOBAL            PORTFOLIO - LARGE CAP
                                         ALL CAP GROWTH AND VALUE       ALL CAP GROWTH AND VALUE            GROWTH AND VALUE
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,237,999         74,217         232,823        163,663          355,633        147,679
Accumulation units purchased and
  transferred from other funding options   6,225,097      1,187,854       1,738,846         85,418          524,840        235,362
Accumulation units redeemed and
  transferred to other funding options .    (675,377)       (24,072)        (19,167)       (16,258)         (37,783)       (27,408)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   6,787,719      1,237,999       1,952,502        232,823          842,690        355,633
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                          CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
                                                 PORTFOLIO                   STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,998,206      1,172,901         920,279        866,995        5,966,480      4,821,616
Accumulation units purchased and
  transferred from other funding options      54,764      1,048,168         137,782        319,119        1,069,904      1,977,896
Accumulation units redeemed and
  transferred to other funding options .    (147,321)      (222,863)        (98,979)      (265,835)        (663,063)      (833,032)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,905,649      1,998,206         959,082        920,279        6,373,321      5,966,480
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                              FEDERATED HIGH
                                              YIELD PORTFOLIO            FEDERATED STOCK PORTFOLIO          LARGE CAP PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,386,986      1,113,209         674,539        562,453        1,682,516      1,104,333
Accumulation units purchased and
  transferred from other funding options     414,446      1,482,253          23,864        227,479          149,939        726,571
Accumulation units redeemed and
  transferred to other funding options .    (618,823)      (208,476)        (55,120)      (115,393)        (120,622)      (148,388)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,182,609      2,386,986         643,283        674,539        1,711,833      1,682,516
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            LAZARD INTERNATIONAL            MERRILL LYNCH LARGE                MFS EMERGING
                                              STOCK PORTFOLIO               CAP CORE PORTFOLIO               GROWTH PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     810,601        358,932         822,074        783,013        1,371,107      1,395,896
Accumulation units purchased and
  transferred from other funding options     604,258        806,345         183,018        440,398          213,570        235,699
Accumulation units redeemed and
  transferred to other funding options .    (104,322)      (354,676)        (30,675)      (401,337)        (244,691)      (260,488)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,310,537        810,601         974,417        822,074        1,339,986      1,371,107
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                MFS MID CAP
                                              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,600,938      1,786,283              --             --           14,260             --
Accumulation units purchased and
  transferred from other funding options     178,490      1,050,247         210,969             --          219,574         14,260
Accumulation units redeemed and
  transferred to other funding options .    (240,227)      (235,592)             --             --              (21)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,539,201      2,600,938         210,969             --          233,813         14,260
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             SOCIAL AWARENESS               TRAVELERS QUALITY                U.S. GOVERNMENT
                                              STOCK PORTFOLIO                BOND PORTFOLIO               SECURITIES PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...          --             --       5,209,409      4,597,139               --             --
Accumulation units purchased and
  transferred from other funding options      23,686             --         408,410      1,663,400           86,824             --
Accumulation units redeemed and
  transferred to other funding options .          --             --      (1,161,534)    (1,051,130)            (384)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........      23,686             --       4,456,285      5,209,409           86,440             --
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                 AIM CAPITAL                                                 PIONEER STRATEGIC
                                           APPRECIATION PORTFOLIO       MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,462,483        967,543      11,212,650      8,049,603          287,954        289,202
Accumulation units purchased and
  transferred from other funding options     302,891        523,595       3,930,640      4,030,980          945,930         20,717
Accumulation units redeemed and
  transferred to other funding options .     (75,662)       (28,655)     (1,194,574)      (867,933)         (14,649)       (21,965)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,689,712      1,462,483      13,948,716     11,212,650        1,219,235        287,954
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             SB ADJUSTABLE RATE
                                             INCOME PORTFOLIO -           SMITH BARNEY AGGRESSIVE            SMITH BARNEY HIGH
                                               CLASS I SHARES                GROWTH PORTFOLIO                INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...      15,853             --       4,858,107      4,552,891        1,871,952        813,139
Accumulation units purchased and
  transferred from other funding options     705,870         15,903       2,647,246        963,256        1,233,712      1,399,641
Accumulation units redeemed and
  transferred to other funding options .    (182,438)           (50)       (344,536)      (658,040)        (320,496)      (340,828)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     539,285         15,853       7,160,817      4,858,107        2,785,168      1,871,952
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                              SMITH BARNEY                 SMITH BARNEY LARGE
                                         SMITH BARNEY INTERNATIONAL           LARGE CAP VALUE             CAPITALIZATION GROWTH
                                          ALL CAP GROWTH PORTFOLIO              PORTFOLIO                       PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
3Accumulation units beginning of year ..      326,372        462,865       1,299,352      1,605,109        2,915,048      2,788,946
Accumulation units purchased and
  transferred from other funding options     183,142        164,589          11,331         35,505          923,815        691,469
Accumulation units redeemed and
  transferred to other funding options .     (41,457)      (301,082)       (123,391)      (341,262)        (250,686)      (565,367)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     468,057        326,372       1,187,292      1,299,352        3,588,177      2,915,048
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                              SMITH BARNEY
                                                SMITH BARNEY                   MONEY MARKET                  STRATEGIC EQUITY
                                           MID CAP CORE PORTFOLIO               PORTFOLIO                        PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,672,055      1,774,191       2,430,953      3,914,115        4,514,336      3,365,142
Accumulation units purchased and
  transferred from other funding options     496,928        276,787       4,294,591      1,189,432          128,751      1,420,058
Accumulation units redeemed and
  transferred to other funding options .    (151,936)      (378,923)     (2,869,745)    (2,672,594)        (489,045)      (270,864)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,017,047      1,672,055       3,855,799      2,430,953        4,154,042      4,514,336
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             TRAVELERS MANAGED                 VAN KAMPEN                 COMSTOCK PORTFOLIO -
                                             INCOME PORTFOLIO             ENTERPRISE PORTFOLIO              CLASS II SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,589,973      1,264,513         174,485        157,946          710,968        639,367
Accumulation units purchased and
  transferred from other funding options   1,098,125        527,758           1,839         18,122          234,468        262,921
Accumulation units redeemed and
  transferred to other funding options .    (463,214)      (202,298)        (10,482)        (1,583)         (86,223)      (191,320)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,224,884      1,589,973         165,842        174,485          859,213        710,968
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                              SMITH BARNEY
                                              EMERGING GROWTH             ENTERPRISE PORTFOLIO -             SMALL CAP GROWTH
                                         PORTFOLIO - CLASS I SHARES          CLASS II SHARES             OPPORTUNITIES PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     841,009        848,246          31,707         14,996          357,047        298,617
Accumulation units purchased and
  transferred from other funding options     165,853         27,694           3,646         20,385          237,814         78,646
Accumulation units redeemed and
  transferred to other funding options .    (132,284)       (34,931)         (7,451)        (3,674)         (33,014)       (20,216)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     874,578        841,009          27,902         31,707          561,847        357,047
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                             DYNAMIC CAPITAL
                                          CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -        APPRECIATION PORTFOLIO -
                                              SERVICE CLASS                  SERVICE CLASS 2                 SERVICE CLASS 2
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     794,581        486,375       2,727,383      2,499,419          282,134        132,887
Accumulation units purchased and
  transferred from other funding options   1,278,941        325,476         262,431        821,592            2,110        151,043
Accumulation units redeemed and
  transferred to other funding options .     (92,088)       (17,270)       (440,539)      (593,628)         (10,318)        (1,796)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,981,434        794,581       2,549,275      2,727,383          273,926        282,134
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                            MID CAP PORTFOLIO -
                                              SERVICE CLASS 2                   COMBINED
                                         --------------------------     --------------------------
                                            2004           2003            2004           2003
                                            ----           ----            ----           ----
Accumulation units beginning of year ...   1,218,402        891,384     522,363,954    485,695,642
Accumulation units purchased and
  transferred from other funding options   1,106,208        568,201     139,262,497     88,147,011
Accumulation units redeemed and
  transferred to other funding options .    (113,368)      (241,183)    (42,140,063)   (51,478,699)
                                         -----------    -----------     -----------    -----------
Accumulation units end of year .........   2,211,242      1,218,402     619,486,388    522,363,954
                                         ===========    ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable  Annuity  Contracts of The Travelers Fund BD III for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD III for Variable Annuities or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD III for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charge and expemses.


FNDBDIII (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-12682S                                                                May 2005

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

      Consolidated Statements of Income for the years ended December 31, 2004,
        2003 and 2002
      Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated
        Other Changes in Equity from Non-Owner
      Sources for the years ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the years ended December 31,
        2004, 2003 and 2002
      Notes to Consolidated Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

      1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

      2.    Not Applicable.

      3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective AmendmentNo. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a)  Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)

      4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

      5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70657, filed September 29, 1999.)

      6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40199, filed November 13, 1998.)

      6(b) By-Laws of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      7.    Specimen Reinsurance Contract. (Incorporated herein by reference to
            Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

      8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

      9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed January 15, 1999.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.   Not applicable.

      12.   Not applicable.

      15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-27689 filed April 12, 2000.

            Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-70657 filed February 26, 2001.)

            Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston,. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-27689 filed April 19, 2002.)

            Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-70657 filed January 21, 2005.)

            Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-70657 filed January 21, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
----------------                 ----------------------

George C. Kokulis                Director, Chairman, President and Chief
                                 Executive Officer

Glenn D. Lammey                  Director, Senior Executive Vice President,
                                 Chief Financial Officer, Chief Accounting
                                 Officer

Kathleen L. Preston              Director and Executive Vice President

Edward W. Cassidy                Director and Executive Vice President

Brendan M. Lynch                 Executive Vice President

David P. Marks                   Executive Vice President and Chief Investment
                                 Officer

Winnifred Grimaldi               Senior Vice President

Marla Berman Lewitus             Director, Senior Vice President and General
                                 Counsel

William P. Krivoshik             Director, Senior Vice President and Chief
                                 Information Officer

David A. Golino                  Vice President and Controller

Donald R. Munson, Jr.            Vice President

Mark Remington                   Vice President

Tim W. Still                     Vice President

Bennett Kleinberg                Vice President

Dawn Fredette                    Vice President

George E. Eknaian                Vice President and Chief Actuary

Linn K. Richardson               Second Vice President and Actuary

Paul Weissman                    Second Vice President and Actuary

Ernest J.Wright                  Vice President and Secretary

Kathleen A. McGah                Assistant Secretary and Deputy General Counsel

Principal Business Address:

      The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 2,695 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL               POSITIONS AND OFFICES
      BUSINESS ADDRESS                 WITH UNDERWRITER
      ----------------                 ----------------

      Kathleen L. Preston              Board of Manager

      Glenn D. Lammey                  Board of Manager

      William F. Scully III            Board of Manager

      Donald R. Munson, Jr.            Board of Manager, President, Chief
                                       Executive Officer and Chief Operating
                                       Officer

      Tim W. Still                     Vice President

      Anthony Cocolla                  Vice President

      John M. Laverty                  Treasurer and Chief Financial Officer

      Stephen E. Abbey                 Chief Compliance Officer

      Alison K. George                 Director and Chief Advertising Compliance
                                       Officer

      Stephen T. Mullin                Chief Compliance Officer

      Ernest J. Wright                 Secretary

      Kathleen A. McGah                Assistant Secretary

      William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company

      One Cityplace

      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 21st day of April, 2005.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                                By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer and
                                    Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2005.


*GEORGE C. KOKULIS                   Director, President and Chief Executive
------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                     Director, Chief Financial Officer, Chief
------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                    Officer)


*MARLA BERMAN LEWITUS                Director, Senior Vice President and General
------------------------------       Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                 Director and Executive Vice President
------------------------------
(Kathleen L. Preston)


*EDWARD W. CASSIDY                   Director and Executive Vice President
------------------------------
(Edward W. Cassidy)


*WILLIAM P. KRIVOSHIK                Director, Senior Vice President and Chief
------------------------------       Information Officer
(William P. Krivoshik)


By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------

    10.        Consent of KPMG LLP, Independent Registered Public Accounting
               Firm.